UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

October 31, 2022

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Hedged Equity Fund

Stone Ridge Diversified Alternatives Fund

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $25,000,000 made on February 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2022)
	1-year period ended 10/31/2022	5-year period ended 10/31/2022	Since Inception (02/01/13)

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I	-6.40%	2.24%	3.34%

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M	-6.49%	2.10%	3.19%

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.79%	1.17%	0.71%

Stone Ridge Funds	Annual Report	October 31, 2022

STONE RIDGE U.S. HEDGED EQUITY FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $500,000 made on May 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2022)
	1-year period ended 10/31/2022	5-year period ended 10/31/2022	Since Inception (05/01/13)

Stone Ridge U.S. Hedged Equity Fund — Class I	-9.83%	3.88%	5.97%

Stone Ridge U.S. Hedged Equity Fund — Class M	-9.87%	3.76%	5.83%

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.79%	1.17%	0.73%

Stone Ridge Funds	Annual Report	October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $500,000 made on May 1, 2020 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2022)
	1-year period ended 10/31/2022	Since Inception (04/30/20)

Stone Ridge Diversified Alternative Fund — Class I	-1.51%	5.23%

Stone Ridge Diversified Alternative Fund — Class J	-1.80%	4.93%

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.79%	0.91%

Stone Ridge Funds	Annual Report	October 31, 2022

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2022 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2022	$54,516,561	3.5%

2023	271,077,441	17.5%

2024	405,128,078	26.2%

2025	395,429,637	25.6%

2026	161,503,983	10.4%

2027	15,846,020	1.0%

2028	25,379,199	1.6%

2029	65,917,328	4.3%

2030	16,717,588	1.1%

Not Applicable(1)	154,269,560	10.0%

Other(2)	(18,428,014)	(1.2%	)
	$1,547,357,381

STONE RIDGE U.S. HEDGED EQUITY FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Purchased Options	$760	0.0%

Short-Term Investments	30,066,759	101.6%

Liabilities in Excess of Other Assets(3)	(483,334)	(1.6%	)
	$29,584,185

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Asset-Backed Securities	$35,736,155	7.9%

Investment Companies	198,153,111	43.9%

Purchased Options	111,450	0.0%

Short-Term Investments	171,093,109	37.9%

Whole Loans - Consumer Loans	50,050,633	11.1%

Whole Loans - Student Loans	99,046	0.0%

Other Liabilities in Excess of Assets(3)	(3,650,337)	(0.8%	)
	$451,593,167

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and liabilities in excess of other assets.
(3)	Cash, cash equivalents and liabilities in excess of other assets.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Management’s Discussion of Fund Performance

The Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) is designed to capture the reinsurance risk premium by investing in a broad set of reinsurance-related securities, primarily focused on higher yielding catastrophe bonds. For the twelve months ended October 31, 2022, the Fund’s total return was -6.40%. The High Yield Reinsurance Fund’s performance is largely based on the occurrence or non-occurrence of natural or non-natural catastrophe events or other loss events around the world, which impact the performance of reinsurance-related securities. The High Yield Reinsurance Fund’s exposures span many different regions and types of events covered. There were a number of natural and non-natural catastrophes around the world (most significantly, Hurricane Ian making landfall in Florida) that negatively impacted some of the High Yield Reinsurance Fund’s risk exposures, and, therefore, negatively impacted Fund performance.

The Stone Ridge U.S Hedged Equity Fund (the “U.S. Hedged Equity Fund”) seeks to deliver equity market exposure with lower volatility and lower drawdowns than investing in equities directly. The majority of fund performance is generated from the receipt of premiums from written put options on equity indices. The U.S. Hedged Equity Fund fully collateralizes the written put options with short-term U.S. Treasury securities, which in turn provide a secondary source of return. The U.S. Hedged Equity Fund further seeks to limit participation in equity market declines by purchasing options of a lower strike than it has sold. In September 2022, the S&P 500 Index returned -9.22%, while the U.S. Hedged Equity Fund returned -5.49%, thus experiencing a lower drawdown than if one had invested in the S&P 500 Index directly. The U.S. Hedged Equity Fund experienced a similar result over longer periods as well. During the fiscal year ending October 31, 2022, the U.S. Hedged Equity Fund performed as expected by delivering lower drawdowns and lower realized volatility than that of the S&P 500 Index itself. During this period, the U.S. Hedged Equity Fund’s total return was -9.83% while the S&P 500 Index returned -14.63%.

The Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) seeks to generate positive returns through exposure to a diversified set of risk premiums. These risk premiums include reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and bitcoin. The reinsurance risk premium strategy seeks to generate returns by investing in insurance-linked securities, such as catastrophe bonds, that provide counterparties protection against catastrophic events such as hurricanes or other natural disasters. The market risk transfer strategy seeks to generate returns through the sale of call and put options that provide counterparties with protection against changes in the market price of various assets such as oil or wheat. Style premium investing seeks to generate returns by investing in assets with certain well-known risk characteristics such as value, momentum and carry that have historically rewarded investors with higher returns. The style premium strategy generally holds both long and short positions to gain exposure to the desired risk characteristics while reducing correlation to traditional investments. Alternative lending seeks to generate returns by buying and selling consumer and small business loans originated through non-traditional lending marketplaces. Single family real estate seeks to generate returns by investing in securities related to single family rental homes. Bitcoin seeks to generate returns by selling put options on bitcoin futures contracts and/or investing in pooled investment vehicles, such as registered or private funds, that themselves invest in bitcoin.

During the fiscal year ending October 31, 2022, the market risk transfer strategy was a positive contributor to returns for the Diversified Alternatives Fund. Implied volatility was generally higher than realized volatility in equity assets during this period, creating gains that more than offset losses experienced in the energy and agriculture assets. The style premia strategy was a negative contributor to fund returns. Within the style premium strategy, commodity assets were generally positive during the fiscal year, while negative returns from currency exposures more than offset those gains. The Diversified Alternatives Fund’s exposure to the catastrophe risk premium through its investment in the Stone Ridge High Yield Reinsurance Fund was a negative contributor to fund returns because of losses related to Hurricane Ian. Please see above for additional commentary on the impact of Hurricane Ian. The alternative lending strategy was a positive contributor to returns as loan delinquencies remained in line with expectations. Single-family real estate was a negative contributor to fund returns as investments in this strategy experienced mark-to-market decreases in value because of rising interest rates overall. The bitcoin strategy was a detractor to fund returns. Bitcoin itself experienced a significant bear market during the fiscal year, and there were two instances in which the Diversified Alternatives Fund’s written put options expired in-the-money, creating losses for the fund. For the fiscal year ending October 31, 2022, the Diversified Alternatives Fund’s total return was -1.51%.

Stone Ridge Funds	Annual Report	October 31, 2022

Management’s Discussion of Fund Performance

DEFINITIONS

Drawdown — A drawdown is a peak-to-trough decline during a specific period for an investment.

Options — Options are financial derivatives that give buyers the right, but not the obligation, to buy or sell an underlying asset at an agreed-upon price and date.

Put option — A put is an option contract that gives the owner the right, but not the obligation, to sell a certain amount of the underlying asset, at a set price within a specific time.

Strike price — Option contracts are derivatives that give the holders the right, but not the obligation, to buy or sell some underlying security at some point in the future at a pre-specified price. This is known as the option’s strike price (or exercise price).

Call option — A call option is a derivatives contract giving the owner the right, but not the obligation, to buy a specified amount of an underlying security at a specified price within a specified time.

Correlation — Correlation is a statistic that measures the degree to which two investments move in relation to each other.

Futures contracts - A futures contract is a legal agreement to buy or sell a particular commodity asset, or security at a predetermined price at a specified time in the future.

In-the-money — The phrase in the money (ITM) refers to an option that possesses intrinsic value. An in-the-money call option means the option holder can buy the security below its current market price. An in-the-money put option means the option holder can sell the security above its current market price.

RISK DISCLOSURES

Stone Ridge Funds are generally sold only to (i) institutional investors, including registered investment advisers (“RIAs”), that meet certain qualifications and have completed an educational program provided by Stone Ridge Asset Management LLC; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors and RIAs allocating to clients’ accounts should carefully consider a Fund’s risks and investment objectives, as an investment in a Fund may not be appropriate for all investors and is not designed to be a complete investment program. Investing in the Funds involves a high degree of risk. It is possible that investing in the Funds may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors and RIAs allocating to clients’ accounts should (i) consider the suitability of this investment with respect to such investor’s or client’s investment objectives and individual situation and (ii) consider factors such as such investor’s or client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of their investment. Before investing in a Fund, investors and RIAs allocating to clients’ accounts should read the discussion of risks of investing in the prospectus.

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
EVENT LINKED BONDS - 85.8%
Europe - 0.3%
Earthquake - 0.0% (a)
Azzurro Re II Class A (3 Month Euribor + 4.760%), 01/17/2024 (b)(c)(d)(e) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR 431,000	$422,017

Terrorism - 0.2%
Baltic PCC 2022-1 Class A (T-Bill 3 Month + 5.500%), 03/07/2025 (b)(c)(d)(e) (Cost: $2,345,090; Original Acquisition Date: 03/02/2022)	GBP 1,750,000	1,916,593

Windstorm - 0.1%
Hexagon III Re Pte. Class B (3 Month Euribor + 11.000%), 01/15/2026 (b)(c)(d)(e) (Cost: $2,250,098; Original Acquisition Date: 11/23/2021)	EUR 2,000,000	1,853,067

		4,191,677

Global - 13.5%
Earthquake - 0.1%
IBRD CAR 123 Class A (3 Month Libor USD + 5.500%), 12/02/2022 (b)(c)(d)(e)(f) (Cost: $1,812,255; Original Acquisition Date: 11/15/2019)	$ 1,812,000	1,804,299

Multiperil - 13.3%
2001 Cat Re 2020-1 Class A (T-Bill 3 Month + 12.480%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $5,750,000; Original Acquisition Date: 11/13/2020)	5,750,000	5,609,413
3264 Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 02/07/2023 (b)(c)(d)(e)(f) (Cost: $7,523,312; Original Acquisition Date: 03/02/2022)	7,500,000	6,975,000
3264 Re 2022-1 Class A (T-Bill 3 Month + 19.000%), 01/08/2025 (b)(c)(d)(e) (Cost: $9,000,000; Original Acquisition Date: 12/16/2021)	9,000,000	7,425,000
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.300%), 06/10/2024 (b)(c)(d)(e)(g) (Cost: $7,865,000; Original Acquisition Date: 04/23/2020)	7,865,000	7,649,892
Atlas Capital 2022 DAC 2022-1 Class A (SOFR + 9.500%), 06/06/2025 (b)(c)(d)(e) (Cost: $19,000,000; Original Acquisition Date: 05/24/2022)	19,000,000	18,602,900

	PRINCIPAL AMOUNT	VALUE
Multiperil - 13.3% (continued)
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 11.600%), 06/07/2023 (b)(c)(d)(e)(g) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)	$4,436,000	$4,295,601
Claveau Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 07/08/2025 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 07/01/2021)	10,000,000	8,062,500
Herbie Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 06/06/2025 (b)(c)(d)(e)(h) (Cost: $5,750,000; Original Acquisition Date: 05/19/2021)	5,750,000	3,163,650
Hypatia Ltd. 2020-1 Class A (T-Bill 3 Month + 7.325%), 06/07/2023 (b)(c)(d)(e)(g) (Cost: $3,763,000; Original Acquisition Date: 07/10/2020)	3,763,000	3,629,413
Hypatia Ltd. 2020-1 Class B (T-Bill 3 Month + 10.275%), 06/07/2023 (b)(c)(d)(e) (Cost: $5,789,000; Original Acquisition Date: 07/10/2020)	5,789,000	5,456,132
Kendall Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 05/02/2024 (b)(c)(d)(e) (Cost: $13,216,062; Original Acquisition Date: 04/19/2021)	13,250,000	12,319,187
Kendall Re 2021-1 Class B (T-Bill 3 Month + 6.240%), 05/02/2024 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 04/19/2021)	8,500,000	7,997,650
Kilimanjaro III Re 2021-1 Class A-1 (T-Bill 3 Month + 11.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $8,256,977; Original Acquisition Date: 04/08/2021)	8,250,000	7,284,750
Kilimanjaro III Re 2021-1 Class B-1 (T-Bill 3 Month + 4.500%), 04/21/2025 (b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 04/08/2021)	2,500,000	2,359,375
Kilimanjaro III Re 2021-1 Class C-1 (T-Bill 3 Month + 4.250%), 04/21/2025 (b)(c)(d)(e) (Cost: $6,204,558; Original Acquisition Date: 04/28/2022)	6,250,000	5,938,750
Kilimanjaro III Re 2021-2 Class A-2 (T-Bill 3 Month + 11.250%), 04/20/2026 (b)(c)(d)(e)(g) (Cost: $6,750,000; Original Acquisition Date: 04/08/2021)	6,750,000	5,838,750

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 13.3% (continued)
Kilimanjaro III Re 2021-2 Class B-2 (T-Bill 3 Month + 4.500%), 04/20/2026 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 04/08/2021)	$3,000,000	$2,758,950
Kilimanjaro III Re 2021-2 Class C-2 (T-Bill 3 Month + 4.250%), 04/20/2026 (b)(c)(d)(e)(g) (Cost: $2,750,000; Original Acquisition Date: 04/08/2021)	2,750,000	2,555,712
Kilimanjaro III Re 2022-1 Class A (T-Bill 3 Month + 5.250%), 06/25/2025 (b)(c)(d)(e) (Cost: $8,500,000; Original Acquisition Date: 06/15/2022)	8,500,000	8,419,250
Matterhorn Re Argon 2022-1 Class A (SOFR + 7.250%), 01/25/2027 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 03/31/2022)	1,000,000	975,351
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e)(f) (Cost: $7,617,970; Original Acquisition Date: 01/29/2020)	7,701,000	7,397,581
Matterhorn Re Ltd SR2022-1 Class B (SOFR + 7.750%), 03/24/2025 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 03/10/2022)	4,000,000	3,680,000
Matterhorn Re SR2021-1 Class A (SOFR + 5.750%), 12/07/2025 (b)(c)(d)(e) (Cost: $10,537,286; Original Acquisition Date: 12/15/2021)	10,739,000	9,788,599
Matterhorn Re SR2022-1 Class A (SOFR + 5.315%), 03/24/2025 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 03/10/2022)	4,000,000	3,828,400
Montoya Re 2022-1 Class A (T-Bill 3 Month + 6.750%), 04/07/2029 (b)(c)(d)(e) (Cost: $9,670,739; Original Acquisition Date: 03/23/2022)	9,674,000	9,298,165
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 7.310%), 07/07/2023 (b)(c)(d)(e)(g) (Cost: $14,253,408; Original Acquisition Date: 03/24/2021)	14,095,000	13,922,336
Sakura Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e)(f) (Cost: $6,250,000; Original Acquisition Date: 03/24/2021)	6,250,000	6,022,813

	PRINCIPAL AMOUNT	VALUE
Multiperil - 13.3% (continued)
Sakura Re 2021-1 Class B (T-Bill 3 Month + 4.160%), 04/07/2025 (b)(c)(d)(e)(g) (Cost: $10,250,000; Original Acquisition Date: 03/24/2021)	$10,250,000	$9,916,875
Vista Re 2021-1 Class A (T-Bill 3 Month + 6.360%), 05/21/2024 (b)(c)(d)(e)(g) (Cost: $15,000,000; Original Acquisition Date: 04/26/2021)	15,000,000	14,418,000

		205,589,995

Windstorm - 0.1%
Northshore Re II 2022-1 Class A (T-Bill 3 Month + 8.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $2,000,000; Original Acquisition Date: 06/22/2022)	2,000,000	1,977,100

		209,371,394

Jamaica - 1.0%
Windstorm - 1.0%
IBRD CAR 130 (SOFR Index + 4.400%), 12/29/2023 (b)(c)(d)(e) (Cost: $16,000,000; Original Acquisition Date: 07/19/2021)	16,000,000	15,765,600

Japan - 4.2%
Earthquake - 3.5%
Kizuna Re III 2021-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2026 (b)(c)(d)(e)(f) (Cost: $2,000,000; Original Acquisition Date: 03/22/2021)	2,000,000	1,908,600
Nakama Re 2018-1 Class 1 (3 Month Libor USD + 2.000%), 04/13/2023 (b)(c)(d)(e)(g) (Cost: $15,240,196; Original Acquisition Date: 02/22/2018)	15,256,000	14,609,145
Nakama Re 2018-1 Class 2 (3 Month Libor USD + 3.000%), 04/13/2023 (b)(c)(d)(e)(f)(g) (Cost: $6,631,722; Original Acquisition Date: 02/22/2018)	6,638,000	6,456,451
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e)(f) (Cost: $1,129,000; Original Acquisition Date: 02/04/2020)	1,129,000	1,095,977
Nakama Re Pte. 2021-1 Class 1 (T-Bill 3 Month + 2.050%), 10/13/2026 (b)(c)(d)(e)(f)(g) (Cost: $22,000,000; Original Acquisition Date: 09/22/2021)	22,000,000	20,186,100

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 3.5% (continued)
Nakama Re Pte. 2021-1 Class 2 (T-Bill 3 Month + 2.750%), 10/13/2026 (b)(c)(d)(e)(g) (Cost: $10,250,000; Original Acquisition Date: 09/22/2021)	$10,250,000	$9,408,475

		53,664,748

Multiperil - 0.3%
Tomoni Re Pte 2022-1 Class B-1 (T-Bill 3 Month + 2.750%), 04/07/2030 (b)(c)(d)(e)(f) (Cost: $1,750,000; Original Acquisition Date: 03/28/2022)	1,750,000	1,696,537
Umigame Re 2021-1 Class A-1 (T-Bill 3 Month + 2.250%), 04/07/2025 (b)(c)(d)(e)(f) (Cost: $1,750,000; Original Acquisition Date: 06/18/2021)	1,750,000	1,690,063
Umigame Re 2021-1 Class A-2 (T-Bill 3 Month + 2.500%), 04/07/2025 (b)(c)(d)(e)(f) (Cost: $1,000,000; Original Acquisition Date: 06/18/2021)	1,000,000	965,800
Umigame Re 2021-1 Class B (T-Bill 3 Month + 4.750%), 04/07/2025 (b)(c)(d)(e)(f) (Cost: $750,000; Original Acquisition Date: 06/18/2021)	750,000	718,163

		5,070,563

Typhoon - 0.4%
Black Kite Re 2022-1 Class A (T-Bill 3 Month + 6.900%), 06/09/2025 (b)(c)(d)(e) (Cost: $5,500,000; Original Acquisition Date: 05/27/2022)	5,500,000	5,491,750

		64,227,061

Mexico - 1.1%
Earthquake - 0.6%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e)(f) (Cost: $7,008,374; Original Acquisition Date: 02/28/2020)	7,006,000	6,930,335
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e)(f) (Cost: $3,121,226; Original Acquisition Date: 02/28/2020)	3,111,000	3,048,780

		9,979,115

	PRINCIPAL AMOUNT	VALUE
Windstorm - 0.5%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e)(f) (Cost: $7,539,241; Original Acquisition Date: 02/28/2020)	$7,521,000	$7,472,114

		17,451,229

United States - 65.7%
Earthquake - 13.8%
Acorn Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 11/07/2024 (b)(c)(d)(e)(f) (Cost: $17,989,042; Original Acquisition Date: 10/25/2021)	18,285,000	17,059,905
Logistics Re 2021-1 Class A (T-Bill 3 Month + 3.500%), 12/20/2024 (b)(c)(d)(e)(f) (Cost: $4,237,602; Original Acquisition Date: 12/10/2021)	4,250,000	4,126,962
Merna Re II 2021-1 Class A (T-Bill 3 Month + 3.930%), 04/05/2024 (b)(c)(d)(e)(f)(g) (Cost: $3,500,000; Original Acquisition Date: 03/26/2021)	3,500,000	3,433,850
Merna Re II 2022-1 Class A (SOFR + 3.750%), 04/07/2025 (b)(c)(d)(e)(f) (Cost: $10,000,000; Original Acquisition Date: 03/25/2022)	10,000,000	9,625,000
Phoenician Re 2020-1 Class A (T-Bill 3 Month + 3.016%), 12/14/2023 (b)(c)(d)(e)(g) (Cost: $5,000,000; Original Acquisition Date: 11/24/2020)	5,000,000	4,871,500
Phoenician Re 2020-2 Class A (T-Bill 3 Month + 2.924%), 12/14/2023 (b)(c)(d)(e)(g) (Cost: $3,000,000; Original Acquisition Date: 12/08/2020)	3,000,000	2,921,250
Phoenician Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 12/14/2028 (b)(c)(d)(e) (Cost: $6,833,398; Original Acquisition Date: 12/01/2021)	6,916,000	6,424,618
Sierra 2020-1 Class A (T-Bill 3 Month + 3.250%), 12/28/2022 (b)(c)(d)(e)(f) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	1,957,100
Sierra 2020-1 Class B (T-Bill 3 Month + 5.750%), 12/28/2022 (b)(c)(d)(e)(f) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,658,875
Sierra 2021-1 Class A (T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e)(g) (Cost: $4,002,688; Original Acquisition Date: 01/25/2021)	4,054,000	3,880,286

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 13.8% (continued)
Sierra 2021-1 Class B (T-Bill 3 Month + 4.750%), 01/31/2024 (b)(c)(d)(e) (Cost: $1,000,000; Original Acquisition Date: 01/25/2021)	$1,000,000	$957,050
Sutter Re 2020-1 Class A (T-Bill 3 Month + 5.000%), 05/23/2023 (b)(c)(d)(e)(g) (Cost: $8,057,697; Original Acquisition Date: 01/11/2022)	8,000,000	7,728,400
Sutter Re 2020-1 Class F (T-Bill 3 Month + 8.500%), 05/23/2023 (b)(c)(d)(e) (Cost: $3,749,028; Original Acquisition Date: 10/04/2022)	3,920,000	3,733,016
Torrey Pines Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 06/07/2024 (b)(c)(d)(e)(g) (Cost: $11,191,077; Original Acquisition Date: 03/12/2021)	11,200,000	10,657,360
Torrey Pines Re 2021-1 Class B (T-Bill 3 Month + 4.770%), 06/07/2024 (b)(c)(d)(e)(f) (Cost: $12,755,299; Original Acquisition Date: 03/12/2021)	12,750,000	12,111,225
Torrey Pines Re 2022-1 Class A (T-Bill 3 Month + 5.000%), 06/06/2025 (b)(c)(d)(e)(g) (Cost: $20,000,000; Original Acquisition Date: 05/10/2022)	20,000,000	19,268,000
Torrey Pines Re 2022-1 Class B (T-Bill 3 Month + 8.250%), 06/06/2025 (b)(c)(d)(e) (Cost: $13,500,000; Original Acquisition Date: 05/10/2022)	13,500,000	13,061,250
Ursa Re 2019-1 Class C (T-Bill 3 Month + 5.750%), 12/10/2022 (b)(c)(d)(e)(f)(g) (Cost: $26,770,472; Original Acquisition Date: 11/20/2019)	26,827,000	26,408,499
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.750%), 12/07/2023 (b)(c)(d)(e)(f)(g) (Cost: $21,307,789; Original Acquisition Date: 10/08/2020)	21,217,000	20,506,231
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.250%), 12/07/2023 (b)(c)(d)(e)(g) (Cost: $17,691,834; Original Acquisition Date: 10/08/2020)	17,697,000	16,579,434
Ursa Re II 2021-1 Class F (T-Bill 3 Month + 6.190%), 12/06/2024 (b)(c)(d)(e)(g) (Cost: $9,750,000; Original Acquisition Date: 02/25/2021)	9,750,000	8,754,525

	PRINCIPAL AMOUNT	VALUE
Earthquake - 13.8% (continued)
Ursa Re II 2022-1 Class A (T-Bill 3 Month + 5.000%), 06/16/2025 (b)(c)(d)(e)(g) (Cost: $12,750,000; Original Acquisition Date: 05/27/2022)	$12,750,000	$12,308,213
Ursa Re II 2022-1 Class E (T-Bill 3 Month + 7.750%), 06/16/2025 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 05/27/2022)	3,500,000	3,238,200
Wrigley Re 2021-1 Class A (T-Bill 3 Month + 2.400%), 07/08/2024 (b)(c)(d)(e)(f) (Cost: $750,000; Original Acquisition Date: 06/17/2021)	750,000	707,700

		213,978,449

Fire - 1.2%
Power Protective Re 2020-1 Class A (T-Bill 3 Month + 10.750%), 12/15/2023 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 12/03/2020)	4,000,000	3,931,600
Power Protective Re 2021-1 Class A (T-Bill 3 Month + 15.000%), 10/09/2024 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 09/29/2021)	2,750,000	2,680,837
SD Re 2020-1 Class A (T-Bill 3 Month + 9.750%), 07/14/2023 (b)(c)(d)(e)(f) (Cost: $1,438,000; Original Acquisition Date: 07/02/2020)	1,438,000	1,360,708
SD Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 11/19/2024 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 10/18/2021)	2,750,000	2,639,313
SD Re 2021-1 Class B (T-Bill 3 Month + 9.250%), 11/19/2024 (b)(c)(d)(e)(f) (Cost: $7,750,000; Original Acquisition Date: 10/18/2021)	7,750,000	7,387,300

		17,999,758

Flood - 2.9%
FloodSmart Re 2020 Class A (T-Bill 3 Month + 11.580%), 02/27/2023 (b)(c)(d)(e)(f)(g) (Cost: $25,009,851; Original Acquisition Date: 02/14/2020)	25,014,000	15,633,750
FloodSmart Re 2020 Class B (T-Bill 3 Month + 15.080%), 02/27/2023 (b)(c)(d)(e)(f)(g) (Cost: $9,000,000; Original Acquisition Date: 02/14/2020)	9,000,000	1,575,000

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Flood - 2.9% (continued)
FloodSmart Re 2021-1 Class A (T-Bill 3 Month + 13.580%), 03/01/2024 (b)(c)(d)(e)(f)(g) (Cost: $26,455,632; Original Acquisition Date: 02/16/2021)	$26,500,000	$10,600,000
FloodSmart Re 2021-1 Class B (T-Bill 3 Month + 17.330%), 03/01/2024 (b)(c)(d)(e)(g) (Cost: $7,959,807; Original Acquisition Date: 02/16/2021)	8,000,000	1,000,000
FloodSmart Re 2022-1 Class A (T-Bill 3 Month + 11.250%), 02/26/2029 (b)(c)(d)(e) (Cost: $22,000,000; Original Acquisition Date: 02/14/2022)	22,000,000	12,650,000
FloodSmart Re 2022-1 Class B (T-Bill 3 Month + 13.750%), 02/26/2029 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 02/14/2022)	7,500,000	2,812,500
FloodSmart Re 2022-1 Class C (T-Bill 3 Month + 17.750%), 02/26/2029 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 02/14/2022)	1,750,000	393,750

		44,665,000

Mortality/Longevity/Disease - 1.9%
La Vie Re 2020-1 Class A (3 Month Libor USD + 2.850%), 10/06/2023 (b)(c)(d)(e)(g) (Cost: $2,250,000; Original Acquisition Date: 10/19/2020)	2,250,000	2,227,387
Vita Capital VI 2021-1 Class B (SOFR Index + 3.124%), 01/08/2026 (b)(c)(d)(e) (Cost: $8,000,000; Original Acquisition Date: 07/02/2021)	8,000,000	7,760,000
Vitality Re X 2019 Class B (T-Bill 3 Month + 2.000%), 01/10/2023 (b)(c)(d)(e)(g) (Cost: $3,744,088; Original Acquisition Date: 01/17/2019)	3,750,000	3,703,125
Vitality Re XI Limited 2020 Class A (T-Bill 3 Month + 1.500%), 01/09/2024 (b)(c)(d)(e)(g) (Cost: $2,186,188; Original Acquisition Date: 01/23/2020)	2,200,000	2,125,860
Vitality Re XI Limited 2020 Class B (T-Bill 3 Month + 1.800%), 01/09/2024 (b)(c)(d)(e)(g) (Cost: $3,692,130; Original Acquisition Date: 01/23/2020)	3,750,000	3,600,750
Vitality Re XII 2021 Class A (T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e)(g) (Cost: $7,877,899; Original Acquisition Date: 01/29/2021)	7,940,000	7,581,112

	PRINCIPAL AMOUNT	VALUE
Mortality/Longevity/Disease - 1.9% (continued)
Vitality Re XII 2021 Class B (T-Bill 3 Month + 2.750%), 01/07/2025 (b)(c)(d)(e)(g) (Cost: $3,000,000; Original Acquisition Date: 01/29/2021)	$3,000,000	$2,837,250

		29,835,484

Multiperil - 28.4%
Blue Halo Re 2022-1 Class A (T-Bill 3 Month + 9.750%), 02/26/2029 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 02/11/2022)	1,500,000	1,439,100
Blue Halo Re 2022-1 Class B (T-Bill 3 Month + 15.250%), 02/26/2029 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 02/11/2022)	1,750,000	1,601,950
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $11,317,942; Original Acquisition Date: 02/13/2020)	11,275,000	6,765,000
Bowline Re 2019-1 Class A (T-Bill 3 Month + 4.500%), 03/20/2023 (b)(c)(d)(e)(g) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	3,920,592
Bowline Re 2019-1 Class B (T-Bill 3 Month + 8.850%), 03/20/2023 (b)(c)(d)(e)(f) (Cost: $5,436,322; Original Acquisition Date: 03/08/2019)	5,438,000	5,311,838
Bowline Re 2022-1 Class A (T-Bill 3 Month + 6.350%), 05/23/2029 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 05/12/2022)	3,000,000	2,908,500
Bowline Re 2022-1 Class B (T-Bill 3 Month + 17.000%), 05/23/2029 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 05/12/2022)	2,750,000	2,655,812
Bowline Re 2022-1 Class C (T-Bill 3 Month + 7.750%), 05/23/2029 (b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 05/12/2022)	2,500,000	2,498,250
Caelus Re 2018-1 Class A (T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	1,588,515
Caelus Re 2018-1 Class B (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	23,908

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 28.4% (continued)
Caelus Re 2018-1 Class C (T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(h) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	$2,782,000	$14,049
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.380%), 06/07/2023 (b)(c)(d)(e) (Cost: $6,847,625; Original Acquisition Date: 02/20/2020)	6,865,000	6,729,416
Caelus Re 2020-1 Class B-1 (T-Bill 3 Month + 5.380%), 06/07/2024 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 02/20/2020)	4,000,000	3,901,600
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(h) (Cost: $129,700; Original Acquisition Date: 04/27/2017)	129,700	103,760
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.100%), 06/05/2023 (b)(c)(d)(e)(h) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	39,591
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $8,419,502; Original Acquisition Date: 12/15/2020)	8,453,000	7,961,881
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 0.500%), 12/06/2022 (b)(c)(d)(e)(h) (Cost: $152,255; Original Acquisition Date: 02/12/2016)	152,255	45,677
Finca Re 2022-1 Class A (T-Bill 3 Month + 7.750%), 06/07/2029 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 06/28/2022)	3,500,000	3,466,400
Four Lakes Re 2020-1 Class A (T-Bill 3 Month + 7.300%), 01/05/2024 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 11/05/2020)	750,000	734,287
Four Lakes Re 2020-1 Class B (T-Bill 3 Month + 10.160%), 01/05/2024 (b)(c)(d)(e) (Cost: $3,772,787; Original Acquisition Date: 11/05/2020)	3,750,000	3,627,375
Four Lakes Re 2021-1 Class A (T-Bill 3 Month + 4.750%), 07/01/2025 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 12/15/2021)	3,500,000	3,405,325

	PRINCIPAL AMOUNT	VALUE
Multiperil - 28.4% (continued)
Galileo Re 2019-1 Class C (T-Bill 3 Month + 9.870%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	$3,000,000	$2,924,250
Galileo Re 2019-1 Class D (T-Bill 3 Month + 8.070%), 01/08/2024 (b)(c)(d)(e)(f)(g) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	1,963,800
Golden State Re II 2018-1 Class A (3 Month Libor USD + 2.200%), 01/08/2023 (b)(c)(d)(e)(g) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,019,450
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e)(f) (Cost: $6,899,000; Original Acquisition Date: 06/09/2020)	6,899,000	5,865,530
Herbie Re 2020-2 Class A (T-Bill 3 Month + 6.730%), 01/08/2025 (b)(c)(d)(e) (Cost: $1,250,000; Original Acquisition Date: 10/19/2020)	1,250,000	1,204,625
Herbie Re 2020-2 Class B (T-Bill 3 Month + 9.720%), 01/08/2025 (b)(c)(d)(e) (Cost: $4,054,905; Original Acquisition Date: 10/19/2020)	4,000,000	3,643,600
Herbie Re 2020-2 Class C (T-Bill 3 Month + 15.850%), 01/06/2023 (b)(c)(d)(e) (Cost: $1,254,560; Original Acquisition Date: 10/19/2020)	1,250,000	781,500
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	6,750,000	4,050,000
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e) (Cost: $10,940,889; Original Acquisition Date: 12/09/2019)	11,117,000	6,670,200
Kilimanjaro III Re 2019-1 Class B-1 (T-Bill 3 Month + 9.910%), 12/19/2023 (b)(c)(d)(e) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	12,225,000
Kilimanjaro III Re 2019-1 Class B-2 (T-Bill 3 Month + 9.910%), 12/19/2024 (b)(c)(d)(e)(g) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	9,250,000	8,925,325

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 28.4% (continued)
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (b)(c)(d)(e) (Cost: $6,825,119; Original Acquisition Date: 04/18/2018)	$6,840,000	$6,122,142
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (b)(c)(d)(e)(g) (Cost: $8,563,612; Original Acquisition Date: 04/18/2018)	8,555,000	8,272,257
Long Point Re IV 2022-1 Class A (T-Bill 3 Month + 4.250%), 06/01/2026 (b)(c)(d)(e)(g) (Cost: $34,000,000; Original Acquisition Date: 05/13/2022)	34,000,000	32,947,700
Matterhorn Re Ltd SR2020-5 Class A (3 Month Libor USD + 4.250%), 12/07/2022 (b)(c)(d)(e) (Cost: $7,742,725; Original Acquisition Date: 10/13/2022)	7,782,000	7,667,605
Matterhorn Re SR2022-2 Class C (SOFR + 9.025%), 06/07/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 06/08/2022)	3,000,000	3,002,700
Merna Re II 2022-2 Class A (T-Bill 3 Month + 7.500%), 07/09/2029 (b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 06/07/2022)	7,500,000	5,062,500
MetroCat Re 2020-1 Class A (T-Bill 3 Month + 5.500%), 05/08/2023 (b)(c)(d)(e)(g) (Cost: $6,092,463; Original Acquisition Date: 05/06/2020)	6,141,000	5,987,475
Mona Lisa Re 2020-1 Class A (T-Bill 3 Month + 7.500%), 01/09/2023 (b)(c)(d)(e)(f) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	7,750,000	7,544,237
Mona Lisa Re 2020-1 Class B (T-Bill 3 Month + 8.000%), 01/09/2023 (b)(c)(d)(e)(f) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	6,500,000	6,373,575
Mona Lisa Re 2021-1 Class A (T-Bill 3 Month + 7.000%), 07/08/2025 (b)(c)(d)(e) (Cost: $12,769,670; Original Acquisition Date: 06/22/2021)	12,750,000	12,034,087
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.750%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $17,806,060; Original Acquisition Date: 12/15/2020)	17,638,000	16,932,480

	PRINCIPAL AMOUNT	VALUE
Multiperil - 28.4% (continued)
Mystic Re IV 2021-2 Class A (T-Bill 3 Month + 5.810%), 01/08/2025 (b)(c)(d)(e) (Cost: $16,219,130; Original Acquisition Date: 04/07/2022)	$16,250,000	$15,424,500
Mystic Re IV 2021-2 Class B (T-Bill 3 Month + 11.690%), 01/08/2025 (b)(c)(d)(e) (Cost: $2,250,000; Original Acquisition Date: 06/09/2021)	2,250,000	2,126,250
Northshore Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 01/08/2024 (b)(c)(d)(e)(g) (Cost: $7,500,000; Original Acquisition Date: 12/02/2020)	7,500,000	7,291,125
Putnam Re Pte. Ltd. 2021-1 Class A (T-Bill 3 Month + 5.500%), 06/07/2024 (b)(c)(d)(e)(h) (Cost: $26,563; Original Acquisition Date: 05/21/2021)	26,563	—
Residential Re 2016-I Class 10 (T-Bill 3 Month + 0.500%), 12/06/2022 (b)(c)(d)(e)(h) (Cost: $701,983; Original Acquisition Date: 04/28/2016)	701,983	140,397
Residential Re 2018-II Class 2 (T-Bill 3 Month + 11.810%), 12/06/2022 (b)(c)(d)(e)(f) (Cost: $5,199,599; Original Acquisition Date: 11/15/2018)	5,200,000	5,137,860
Residential Re 2019-I Class 12 (T-Bill 3 Month + 8.150%), 06/06/2023 (b)(c)(d)(e) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	459,112
Residential Re 2019-I Class 13 (T-Bill 3 Month + 4.650%), 06/06/2023 (b)(c)(d)(e) (Cost: $1,160,001; Original Acquisition Date: 05/08/2019)	1,162,000	1,147,824
Residential Re 2019-II Class 2 (T-Bill 3 Month + 12.390%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	1,456,000	1,411,883
Residential Re 2020-I Class 13 (T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,209,290
Residential Re 2020-II Class 3 (T-Bill 3 Month + 7.980%), 12/06/2024 (b)(c)(d)(e) (Cost: $914,000; Original Acquisition Date: 10/30/2020)	914,000	879,953

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 28.4% (continued)
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.180%), 12/06/2024 (b)(c)(d)(e) (Cost: $5,004,693; Original Acquisition Date: 10/30/2020)	$4,981,000	$4,825,344
Residential Re 2021-I Class 11 (T-Bill 3 Month + 9.910%), 06/06/2025 (b)(c)(d)(e) (Cost: $9,984,270; Original Acquisition Date: 05/06/2021)	10,000,000	9,184,000
Residential Re 2021-I Class 12 (T-Bill 3 Month + 5.220%), 06/06/2025 (b)(c)(d)(e)(f) (Cost: $6,000,000; Original Acquisition Date: 05/06/2021)	6,000,000	5,644,800
Residential Re 2021-I Class 13 (T-Bill 3 Month + 3.590%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,003,185; Original Acquisition Date: 05/06/2021)	6,000,000	5,655,900
Residential Re 2021-I Class 14 (T-Bill 3 Month + 2.500%), 06/06/2025 (b)(c)(d)(e) (Cost: $7,738,435; Original Acquisition Date: 05/06/2021)	7,750,000	7,314,837
Residential Re 2022-I Class 11 (T-Bill 3 Month + 12.500%), 06/06/2030 (b)(c)(d)(e) (Cost: $3,500,000; Original Acquisition Date: 05/02/2022)	3,500,000	3,375,050
Residential Re 2022-I Class 12 (T-Bill 3 Month + 7.500%), 06/06/2029 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 05/02/2022)	5,000,000	4,850,000
Residential Re 2022-I Class 13 (T-Bill 3 Month + 5.250%), 06/06/2030 (b)(c)(d)(e) (Cost: $12,000,000; Original Acquisition Date: 05/02/2022)	12,000,000	11,646,000
Residential Re 2022-I Class 14 (T-Bill 3 Month + 4.000%), 06/06/2026 (b)(c)(d)(e) (Cost: $15,000,000; Original Acquisition Date: 05/02/2022)	15,000,000	14,472,000
Riverfront Re 2021 Class A (T-Bill 3 Month + 4.240%), 01/07/2025 (b)(c)(d)(e) (Cost: $11,750,000; Original Acquisition Date: 05/21/2021)	11,750,000	11,342,863
Riverfront Re 2021 Class B (T-Bill 3 Month + 6.500%), 01/07/2025 (b)(c)(d)(e) (Cost: $2,750,000; Original Acquisition Date: 05/21/2021)	2,750,000	2,651,688

	PRINCIPAL AMOUNT	VALUE
Multiperil - 28.4% (continued)
Sanders Re II 2020-1 Class A (3 Month Libor USD + 4.250%), 04/07/2024 (b)(c)(d)(e) (Cost: $4,811,000; Original Acquisition Date: 03/18/2020)	$4,811,000	$4,758,079
Sanders Re II 2021-1 Class A (T-Bill 3 Month + 3.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 05/24/2021)	6,250,000	6,037,188
Sanders Re II 2021-2 Class A (T-Bill 3 Month + 3.090%), 04/07/2025 (b)(c)(d)(e) (Cost: $4,000,000; Original Acquisition Date: 11/23/2021)	4,000,000	3,849,800
Sanders Re II 2021-2 Class B (T-Bill 3 Month + 11.770%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,500,000; Original Acquisition Date: 11/23/2021)	1,500,000	1,452,225
Sanders Re III 2022-1 Class A (SOFR + 3.500%), 04/07/2026 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 03/22/2022)	10,000,000	9,573,000
Sanders Re III 2022-1 Class B (SOFR + 10.750%), 04/07/2026 (b)(c)(d)(e) (Cost: $7,000,000; Original Acquisition Date: 03/22/2022)	7,000,000	6,707,400
Sanders Re III 2022-2 Class A (T-Bill 3 Month + 6.500%), 06/07/2025 (b)(c)(d)(e) (Cost: $10,250,000; Original Acquisition Date: 05/26/2022)	10,250,000	10,057,813
Sanders Re III 2022-2 Class B (T-Bill 3 Month + 8.750%), 06/07/2025 (b)(c)(d)(e)(h) (Cost: $7,000,000; Original Acquisition Date: 05/26/2022)	7,000,000	5,775,000
Stratosphere Re 2020-1 Class A (T-Bill 3 Month + 2.750%), 02/07/2023 (b)(c)(d)(e)(f) (Cost: $1,931,009; Original Acquisition Date: 01/17/2020)	1,932,000	1,914,322
Sussex Capital UK PCC 2020-1 (T-Bill 3 Month + 8.180%), 01/08/2025 (b)(c)(d)(e)(g) (Cost: $15,067,550; Original Acquisition Date: 12/07/2020)	15,000,000	14,467,500
Titania Re 2021-1 Class A (T-Bill 3 Month + 5.030%), 06/21/2024 (b)(c)(d)(e) (Cost: $8,507,644; Original Acquisition Date: 03/24/2022)	8,500,000	8,117,075

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 28.4% (continued)
Titania Re 2021-2 Class A (T-Bill 3 Month + 6.500%), 12/27/2024 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 12/08/2021)	$4,500,000	$4,181,400
Topanga Re 2021-1 Class A (T-Bill 3 Month + 4.750%), 01/08/2026 (b)(c)(d)(e) (Cost: $7,000,000; Original Acquisition Date: 12/08/2021)	7,000,000	6,708,800
Topanga Re 2021-1 Class B (T-Bill 3 Month + 15.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/08/2021)	3,000,000	2,866,800
Vista Re 2022-1 Class A (T-Bill 3 Month + 14.500%), 05/21/2025 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 04/21/2022)	4,500,000	4,346,550
Yosemite Re 2022-1 Class A (T-Bill 3 Month + 9.750%), 06/06/2025 (b)(c)(d)(e) (Cost: $5,000,000; Original Acquisition Date: 05/31/2022)	5,000,000	4,874,750

		438,841,242

Windstorm - 17.5%
Alamo Re 2020-1 Class A (T-Bill 3 Month + 5.520%), 06/08/2023 (b)(c)(d)(e)(f)(g) (Cost: $21,001,152; Original Acquisition Date: 05/29/2020)	20,930,000	20,487,330
Alamo Re 2021-1 Class A (T-Bill 3 Month + 4.090%), 06/07/2024 (b)(c)(d)(e)(f) (Cost: $34,927,850; Original Acquisition Date: 05/21/2021)	35,000,000	33,430,250
Alamo Re 2022-1 Class A (T-Bill 3 Month + 7.250%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $10,750,000; Original Acquisition Date: 05/23/2022)	10,750,000	10,443,087
Astro Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 07/08/2025 (b)(c)(d)(e)(g)(h) (Cost: $3,600,000; Original Acquisition Date: 07/06/2021)	3,600,000	1,080,000
Blue Halo Re 2020-1 Class A (T-Bill 3 Month + 13.250%), 06/28/2023 (b)(c)(d)(e)(f) (Cost: $4,884,000; Original Acquisition Date: 06/16/2020)	4,884,000	4,584,855
Bonanza Re 2020-2 Class A (T-Bill 3 Month + 4.750%), 12/23/2024 (b)(c)(d)(e)(h) (Cost: $2,510,000; Original Acquisition Date: 12/15/2020)	2,510,000	1,631,500

	PRINCIPAL AMOUNT	VALUE
Windstorm - 17.5% (continued)
Bonanza Re 2022-2 Class A (T-Bill 3 Month + 5.750%), 03/16/2025 (b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 03/11/2022)	$4,500,000	$2,137,500
Cape Lookout Re 2021-1 Class A (T-Bill 3 Month + 3.220%), 03/22/2024 (b)(c)(d)(e)(f) (Cost: $11,000,000; Original Acquisition Date: 03/09/2021)	11,000,000	10,585,850
Cape Lookout Re 2022-1 Class A (T-Bill 3 Month + 5.000%), 03/28/2025 (b)(c)(d)(e)(f) (Cost: $26,000,000; Original Acquisition Date: 03/16/2022)	26,000,000	25,309,700
Catahoula Re II 2022-1 Class A (T-Bill 3 Month + 9.500%), 06/16/2025 (b)(c)(d)(e)(g) (Cost: $8,500,000; Original Acquisition Date: 06/02/2022)	8,500,000	8,378,025
Catahoula Re II 2022-1 Class B (T-Bill 3 Month + 13.000%), 06/16/2025 (b)(c)(d)(e) (Cost: $8,000,000; Original Acquisition Date: 06/02/2022)	8,000,000	7,882,000
Citrus Re 2022-1 Class A (SOFR + 5.100%), 06/07/2025 (b)(c)(d)(e) (Cost: $6,250,000; Original Acquisition Date: 04/11/2022)	6,250,000	6,147,500
Commonwealth Re 2022-1 Class A (T-Bill 3 Month + 3.500%), 07/08/2025 (b)(c)(d)(e) (Cost: $1,750,000; Original Acquisition Date: 06/15/2022)	1,750,000	1,721,387
Cosaint Re 2021-1 Class A (T-Bill 3 Month + 9.510%), 04/03/2024 (b)(c)(d)(e) (Cost: $7,048,366; Original Acquisition Date: 03/19/2021)	7,000,000	4,620,000
Everglades II 2020-2 A (T-Bill 3 Month + 6.450%), 05/04/2023 (b)(c)(d)(e)(f) (Cost: $2,101,000; Original Acquisition Date: 05/21/2020)	2,101,000	1,948,678
Everglades Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $23,750,000; Original Acquisition Date: 05/12/2021)	23,750,000	21,375,000
Everglades Re II 2021-1 Class B (T-Bill 3 Month + 6.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $31,750,000; Original Acquisition Date: 05/12/2021)	31,750,000	28,678,188

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 17.5% (continued)
Everglades Re II 2021-2 Class A (T-Bill 3 Month + 5.750%), 05/14/2024 (b)(c)(d)(e) (Cost: $28,000,000; Original Acquisition Date: 05/12/2021)	$28,000,000	$24,430,000
Everglades Re II 2022-1 Class A (T-Bill 3 Month + 7.750%), 05/19/2025 (b)(c)(d)(e) (Cost: $16,250,000; Original Acquisition Date: 05/19/2022)	16,250,000	14,645,313
First Coast Re 2019-1 Class A (T-Bill 3 Month + 5.660%), 06/07/2023 (b)(c)(d)(e) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	419,900
First Coast Re III 2021-1 Class A (T-Bill 3 Month + 6.180%), 04/07/2025 (b)(c)(d)(e)(h) (Cost: $3,500,000; Original Acquisition Date: 03/04/2021)	3,500,000	2,712,500
Frontline 2018-1 Class A (T-Bill 3 Month + 0.100%), 07/06/2026 (b)(c)(d)(e)(g) (Cost: $800,000; Original Acquisition Date: 06/12/2018)	800,000	480,000
Gateway Re 2022-1 Class A (T-Bill 3 Month + 8.500%), 05/12/2025 (b)(c)(d)(e) (Cost: $9,500,000; Original Acquisition Date: 04/22/2022)	9,500,000	9,398,350
Hestia Re 2022-1 Class A (T-Bill 3 Month + 9.500%), 04/22/2025 (b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 04/04/2022)	10,000,000	3,250,000
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.530%), 04/12/2023 (b)(c)(d)(e)(f) (Cost: $7,725,676; Original Acquisition Date: 03/18/2020)	7,689,000	3,460,050
Integrity Re 2022-1 Class A (T-Bill 3 Month + 7.000%), 06/06/2025 (b)(c)(d)(e) (Cost: $6,750,000; Original Acquisition Date: 05/09/2022)	6,750,000	4,725,000
Matterhorn Re Ltd SR2020-5 Class B (3 Month Libor USD + 5.500%), 12/07/2022 (b)(c)(d)(e) (Cost: $5,750,075; Original Acquisition Date: 11/24/2020)	5,750,000	5,744,250
Matterhorn Re SR2022-2 Class A 3.797%, 12/07/2022 (b)(d)(e) (Cost: $1,963,182; Original Acquisition Date: 06/08/2022)	2,000,000	1,952,000

	PRINCIPAL AMOUNT	VALUE
Windstorm - 17.5% (continued)
Merna Re II 2021-2 Class A (T-Bill 3 Month + 5.500%), 07/08/2024 (b)(c)(d)(e) (Cost: $13,500,000; Original Acquisition Date: 06/08/2021)	$13,500,000	$9,112,501
Pelican IV Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 05/07/2027 (b)(c)(d)(e)(h) (Cost: $2,750,000; Original Acquisition Date: 04/29/2021)	2,750,000	137
Pelican IV Re 2021-1 Class B (T-Bill 3 Month + 5.355%), 05/07/2027 (b)(c)(d)(e)(h) (Cost: $3,250,000; Original Acquisition Date: 04/29/2021)	3,250,000	163

		270,771,014

		1,016,090,947

TOTAL EVENT LINKED BONDS (Cost $1,500,539,978)		1,327,097,908

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 15.4%
PARTICIPATION NOTES - 5.4%
Global - 5.4%
Multiperil - 5.4%
Alturas Re 2020-1 Class A 03/10/2023 (b)(d)(e)(h)(i) (Cost: $872,566; Original Acquisition Date: 02/19/2021)	872,566	5,847
Eden Re II 2019-1 Class A 03/22/2023 (b)(d)(e)(h)(i) (Cost: $71,858; Original Acquisition Date: 12/14/2018)	71,858	652,192
Eden Re II 2020-1 Class A 03/22/2024 (b)(d)(e)(h)(i)(j) (Cost: $1,275,000; Original Acquisition Date: 12/16/2019)	1,275,000	710,161
Eden Re II 2020-1 Class B 03/22/2024 (b)(d)(e)(h)(i)(j) (Cost: $2,041,180; Original Acquisition Date: 12/26/2019)	2,041,181	1,016,883
Eden Re II 2021-1 Class A 03/21/2025 (b)(d)(e)(h)(i)(j) (Cost: $2,714,047; Original Acquisition Date: 12/14/2020)	2,714,047	2,074,966
Eden Re II 2021-1 Class B 03/21/2025 (b)(d)(e)(h)(i)(j) (Cost: $3,553,580; Original Acquisition Date: 12/21/2020)	3,553,580	2,714,177
Eden Re II 2022-1 Class A 03/20/2026 (b)(d)(e)(h)(i)(j) (Cost: $17,600,000; Original Acquisition Date: 12/14/2021)	17,600,000	14,873,306
Eden Re II 2022-1 Class B 03/20/2026 (b)(d)(e)(h)(i)(j) (Cost: $40,900,000; Original Acquisition Date: 12/17/2021)	40,900,000	34,696,043

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 5.4% (continued)
Limestone Re 2019-2 A 03/01/2023 (b)(d)(e)(h)(i) (Cost: $25,287; Original Acquisition Date: 06/25/2019)	$25,287	$—
Limestone Re 2019-2 B 03/01/2023 (b)(d)(e)(h)(i) (Cost: $62,298; Original Acquisition Date: 06/25/2019)	62,298	—
Limestone Re 2020-1 B 03/01/2024 (b)(d)(e)(h)(i) (Cost: $0; Original Acquisition Date: 12/27/2019)	—	42,600
Phoenix 2 Re Pte. Ltd. 2022-1 Class A 01/04/2028 (b)(d)(e)(h)(j) (Cost: $750,000; Original Acquisition Date: 12/21/2021)	750,000	830,042
Phoenix Re Pte. Ltd. 2022-1 Class B 01/04/2028 (b)(d)(e)(h)(j) (Cost: $2,250,000; Original Acquisition Date: 12/21/2021)	2,250,000	2,291,726
Sector Re V Series 10 Class C 12/01/2025 (b)(e)(h) (Cost: $8,868; Original Acquisition Date: 12/04/2020)	8,868	255,842
Sector Re V Series 2021-Apr Class GL-R 03/01/2026 (b)(e)(h)(j) (Cost: $8,043; Original Acquisition Date: 04/30/2021)	8,043	727,532
Sector Re V Series 2021-Apr Class US-R 03/01/2026 (b)(e)(h) (Cost: $36,271; Original Acquisition Date: 04/30/2021)	36,271	592,915
Sector Re V Series 2021-Dec Class GL-R 12/01/2026 (b)(e)(h)(j) (Cost: $4,000,000; Original Acquisition Date: 12/09/2021)	4,000,000	3,736,033
Sector Re V Series 2022-Apr Class GL-R 03/01/2027 (b)(e)(h)(j) (Cost: $7,333,868; Original Acquisition Date: 04/28/2022)	7,333,868	6,823,993
Sector Re V Series 2022-Apr Class US-R 03/01/2027 (b)(e)(h)(j) (Cost: $8,829,996; Original Acquisition Date: 04/28/2022)	8,829,996	8,046,375
Sector Re V Series 9 Class A 03/01/2023 (b)(e)(h)(j) (Cost: $3,594,375; Original Acquisition Date: 04/24/2019)	3,605,992	2,848,525
Sector Re V Series 9 Class B 03/01/2023 (b)(e)(h)(j) (Cost: $1,279,117; Original Acquisition Date: 04/24/2019)	1,283,254	1,013,696

	PRINCIPAL AMOUNT	VALUE
Multiperil - 5.4% (continued)
Sector Re V Series 9 Class G 03/01/2023 (b)(e)(h) (Cost: $18,772; Original Acquisition Date: 04/24/2019)	$18,782	$465,073

TOTAL PARTICIPATION NOTES (Cost $97,225,126)		84,417,927

	SHARES
PREFERENCE SHARES - 10.0%
Global - 10.0%
Multiperil - 10.0%
Arenal (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $6,614,854; Original Acquisition Date: 05/07/2015)	18,011	2,883,187
Hatteras (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $30,502,685; Original Acquisition Date: 12/31/2019)	37,256	17,812,324
Hudson Charles 2 (Mt. Logan Re) (b)(e)(h)(j) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	6,548,139
Hudson Charles 3 (Mt. Logan Re) (b)(e)(h)(j) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	8,514,269
Labrador (Horseshoe Re) (b)(e)(h)(i)(j) (Cost: $20,082,000; Original Acquisition Date: 07/22/2022)	20,082	17,822,599
Lyndhurst (Horseshoe Re) (b)(e)(h)(i)(j) (Cost: $27,139,272; Original Acquisition Date: 12/31/2020)	27,200	19,360,802
Madison (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $1,258,915; Original Acquisition Date: 02/03/2020)	5,011	1,017,056
Peregrine HYR (b)(e)(h)(i)(j) (Cost: $18,022,873; Original Acquisition Date: 12/21/2020)	1,800,000	14,961,188
Rondout (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $59,939,908; Original Acquisition Date: 05/29/2015)	97,537	63,805,418
Yoho (Artex Segregated Account Company) (b)(e)(h)(i)(j) (Cost: $3,655,959; Original Acquisition Date: 05/17/2016)	39,886	1,544,578

TOTAL PREFERENCE SHARES (Cost $194,100,966)		154,269,560

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $291,326,092)		238,687,487

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.86% (k)	1,116,631	$1,116,631
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.88% (k)	1,116,630	1,116,630

TOTAL SHORT-TERM INVESTMENTS (Cost $2,233,261)		2,233,261

TOTAL INVESTMENTS (Cost $1,794,099,331) - 101.3%		1,568,018,656

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(20,661,275)

TOTAL NET ASSETS - 100.0%		$1,547,357,381

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $1,565,785,395. Foreign concentration is as follows: Bermuda: 81.5%, Cayman Islands: 7.6%, Singapore: 6.4%, Ireland: 2.7%, Supranational: 2.3%, Great Britain: 0.4%, and Hong Kong: 0.3%.

(c)

Variable rate security. Reference rates as of October 31, 2022 are as follows: 3 Month Euribor 1.74%, T-Bill 3 Month 4.08%, 3 Month Libor 4.46%, Secured Overnight Financing Rate (SOFR) 3.05%, and SOFR Index 1.05%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2022 was $1,387,005,851, which represented 89.6% of net assets.

(e)	Security is restricted as to resale.
(f)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(g)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(h)	Value determined using significant unobservable inputs.
(i)

Security is fair valued by the Adviser Valuation Committee using an insurance industry loss mode pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $195,993,327, which represents 12.7% of net assets.

(j)	Non-income producing security.
(k)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE U.S. HEDGED EQUITY FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - (a) 0.0%
PUT OPTIONS - (a) 0.0%
CBOE S&P 500 Index, Expires 11/04/2022, Strike Price $3,175.00	25	$9,679,950	$250
CBOE S&P 500 Index, Expires 11/04/2022, Strike Price $3,180.00	25	9,679,950	250
CBOE S&P 500 Index, Expires 11/04/2022, Strike Price $3,210.00	26	10,067,148	260

TOTAL PURCHASED OPTIONS (Cost $1,325)			760

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.6%
Money Market Funds - 0.7%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 2.86% (b)		40,046	40,046
First American Government Obligations Fund - Class Z - 2.92% (b)		40,046	40,046
First American Treasury Obligations Fund - Class Z - 3.06% (b)		40,046	40,046
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.88% (b)		40,046	40,046
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 3.05% (b)		40,046	40,046

			200,230

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.9%
1.008%, 11/03/2022 (c)(d)		$75,000	74,991
0.519%, 12/29/2022 (c)(d)		1,250,000	1,242,310
1.069%, 01/26/2023 (c)(d)		2,125,000	2,104,771
1.121%, 02/23/2023 (c)(d)		4,150,000	4,095,955
1.548%, 03/23/2023 (c)(d)		5,995,000	5,895,807
1.940%, 04/20/2023 (c)(d)		8,325,000	8,153,735
2.279%, 05/18/2023 (c)(d)		1,150,000	1,123,712
2.820%, 06/15/2023 (c)(d)		1,500,000	1,460,568
3.133%, 07/13/2023 (c)(d)		1,200,000	1,164,249
3.183%, 08/10/2023 (c)(d)		1,250,000	1,208,361
3.740%, 09/07/2023 (c)(d)		2,450,000	2,359,677
4.607%, 10/05/2023 (c)(d)		1,025,000	982,393

			29,866,529

TOTAL SHORT-TERM INVESTMENTS (Cost $30,349,310)			30,066,759

TOTAL INVESTMENTS (Cost $30,350,635) - 101.6%			30,067,519

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%			(483,334)

TOTAL NET ASSETS - 100.0%			$29,584,185

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Schedule of Investments	as of October 31, 2022

STONE RIDGE U.S. HEDGED EQUITY FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 11/02/2022, Strike Price $3,850.00	10	$3,871,980	$27,500
CBOE S&P 500 Index, Expires 11/02/2022, Strike Price $3,895.00	8	3,097,584	39,600
CBOE S&P 500 Index, Expires 11/02/2022, Strike Price $3,900.00	8	3,097,584	42,160
CBOE S&P 500 Index, Expires 11/04/2022, Strike Price $3,890.00	5	1,935,990	30,250
CBOE S&P 500 Index, Expires 11/04/2022, Strike Price $3,895.00	10	3,871,980	63,600
CBOE S&P 500 Index, Expires 11/04/2022, Strike Price $3,900.00	11	4,259,178	72,710
CBOE S&P 500 Index, Expires 11/07/2022, Strike Price $3,875.00	10	3,871,980	57,200
CBOE S&P 500 Index, Expires 11/07/2022, Strike Price $3,880.00	14	5,420,772	83,580

TOTAL PUT OPTIONS (Premiums Received $423,195)			416,600

TOTAL WRITTEN OPTIONS (Premiums Received $423,195)			$416,600

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISTION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
ASSET-BACKED SECURITIES - 7.9%
United States - 7.9%
AMSR 2022-SFR3 Trust (a)(b)(c)	8/11/2022	$2,000,000	$1,707,412	$1,709,356
Freed ABS Trust 2022-3FP (a)(b)(d)	6/28/2022	2,270,000	2,201,785	2,221,842
Freed ABS Trust 2022-4FP (a)(b)(d)	10/21/2022	550,000	549,929	549,929
Lendingpoint Asset Securitization Trust 2022-C (a)(b)(d)	9/23/2022	3,000,000	2,871,849	2,870,349
Marlette FDG TR 2022-02 (a)(b)(d)	6/28/2022	1,000,000	984,948	993,306
Progress Re 2021-SFR1 (a)(b)(c)	2/11/2021	1,750,000	1,749,957	1,521,879
Progress Re 2021-SFR10 (a)(b)(c)	11/19/2021	5,000,000	4,999,872	4,018,420
Progress Re 2021-SFR2 (a)(b)(c)	4/7/2021	3,000,000	2,999,930	2,595,530
Progress Re 2022-SFR3 (a)(b)(c)	4/5/2022	3,000,000	2,917,628	2,733,327
Progress Re 2022-SFR5 (a)(b)(c)	6/10/2022	1,000,000	993,767	953,068
Upgrade MSTR CR PT TR 2021-ST3 (a)(b)(d)	5/27/2021	1,419,000	543,055	252,141
Upstart Pass-Through 2021-ST3 (a)(b)(d)	4/8/2021	2,850,000	1,216,921	1,252,154
Upstart Pass-Through 2021-ST4 (a)(b)(d)	5/13/2021	3,060,000	1,449,751	1,451,595
Upstart Pass-Through 2021-ST5 (a)(b)(d)	6/3/2021	1,000,000	591,781	591,590
Upstart Securitization 2022-1 (a)(b)(d)	4/1/2022	4,200,000	4,034,044	3,745,671
Upstart Securitization 2022-2 (a)(b)(d)	5/26/2022	3,150,000	3,133,513	3,064,829
Upstart Securitization 2022-3 (a)(b)(d)	6/29/2022	3,600,000	3,529,864	3,533,105
Upstart Securitization 2022-4 (a)(b)(d)	8/16/2022	1,214,000	1,213,697	1,203,763
Upstart Structured Pass Through Trust 2022-4A (a)(b)(d)	10/17/2022	500,000	474,510	474,301

TOTAL ASSET-BACKED SECURITIES (Cost $38,164,213)				35,736,155

			SHARES	FAIR VALUE
INVESTMENT COMPANIES - 43.9%
Open-End Mutual Funds - 43.9%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (e)			24,493,586	198,153,111

TOTAL INVESTMENT COMPANIES (Cost $218,424,974)				198,153,111

		NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS (f) - 0.0%
Put Options (f) - 0.0%
S&P 500 Index, Expires: 11/11/22, Strike Price: $2,500.00		140	54,207,720	350
S&P 500 Index, Expires: 11/11/22, Strike Price: $2,600.00		140	54,207,720	1,050
S&P 500 Index, Expires: 11/25/22, Strike Price: $3,000.00		160	61,951,680	21,200
S&P 500 Index, Expires: 11/25/22, Strike Price: $3,050.00		80	30,975,840	12,600
Sugar Future, Expires: 11/15/22, Strike Price: $15.50		79	1,589,986	885
Sugar Future, Expires: 11/15/22, Strike Price: $15.75		76	1,529,606	851
Sugar Future, Expires: 11/15/22, Strike Price: $16.00		75	1,509,480	840
Sugar Future, Expires: 11/15/22, Strike Price: $16.25		72	1,449,101	1,613
Sugar Future, Expires: 11/15/22, Strike Price: $16.50		70	1,408,848	1,568

TOTAL PUT OPTIONS (Cost $147,839)				40,957

Call Options (f) - 0.0%
Sugar Future, Expires: 11/15/22, Strike Price: $17.75		60	1,207,584	29,568
Sugar Future, Expires: 11/15/22, Strike Price: $18.00		58	1,167,331	19,488
Sugar Future, Expires: 11/15/22, Strike Price: $18.25		57	1,147,205	12,768
Sugar Future, Expires: 11/15/22, Strike Price: $18.50		55	1,106,952	8,008
Sugar Future, Expires: 11/15/22, Strike Price: $20.75		18	362,275	202
Sugar Future, Expires: 11/15/22, Strike Price: $21.00		41	825,182	459

TOTAL CALL OPTIONS (Cost $105,550)				70,493

TOTAL PURCHASED OPTIONS (Cost $253,389)				111,450

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 37.9%
Money Market Funds - 6.3%
First American Government Obligations Fund - Class X 2.92% (g)	14,105,191	$14,105,191
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 2.88% (g)	14,105,191	14,105,191

		28,210,382

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 31.6%
1.172%, 2/23/2023 (h)(i)	$12,139,000	11,980,915
1.707%, 3/23/2023 (h)(i)	11,000,000	10,817,994
1.979%, 4/20/2023 (h)(i)	31,300,000	30,656,085
2.100%, 5/18/2023 (h)(i)	12,000,000	11,725,688
2.717%, 6/15/2023 (h)(i)	3,000,000	2,921,135
3.012%, 7/13/2023 (h)(i)	29,400,000	28,524,113
3.395%, 8/10/2023 (h)(i)	18,000,000	17,400,398
4.087%, 9/7/2023 (h)(i)	22,000,000	21,188,941
4.543%, 10/5/2023 (h)(i)	8,000,000	7,667,458

		142,882,727

TOTAL SHORT-TERM INVESTMENTS (Cost $172,345,221)		171,093,109

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
WHOLE LOANS - 11.1%
Consumer Loans - 11.1%
United States - 11.1%
185043849.SRDLC, 13.49%, 02/10/2027 (a)(j)	Lending Club	02/14/2022	$11,141	$11,141	$10,798
185102286.SRDLC, 8.99%, 02/16/2025 (a)(j)	Lending Club	02/11/2022	6,819	6,819	6,727
185222071.SRDLC, 14.19%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	2,715	2,715	2,642
185240121.SRDLC, 14.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	22,812	22,812	22,203
185241731.SRDLC, 18.49%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	11,874	11,874	11,363
185262054.SRDLC, 8.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	19,209	19,209	18,943
185262514.SRDLC, 27.99%, 02/23/2025 (a)(j)	Lending Club	02/16/2022	5,961	5,961	5,738
185340369.SRDLC, 21.49%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	11,019	11,019	10,515
185362448.SRDLC, 20.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	4,970	4,970	4,773
185388732.SRDLC, 6.49%, 02/15/2025 (a)(j)	Lending Club	02/16/2022	3,972	3,972	3,919
185434476.SRDLC, 9.59%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	12,028	12,028	11,795
185456190.SRDLC, 12.49%, 02/08/2025 (a)(j)	Lending Club	02/16/2022	11,293	11,293	10,981
185513199.SRDLC, 28.99%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	3,362	3,362	3,214
185537602.SRDLC, 11.49%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	35,892	35,892	35,058
185539968.SRDLC, 23.99%, 02/23/2027 (a)(j)	Lending Club	02/16/2022	5,585	5,585	5,342
185575065.SRDLC, 24.99%, 02/25/2027 (a)(j)(k)	Lending Club	03/01/2022	12,332	12,332	11,763
185617758.SRDLC, 12.99%, 02/18/2025 (a)(j)	Lending Club	02/11/2022	16,514	16,514	16,083
185623354.SRDLC, 9.24%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	25,632	25,632	25,151
185642943.SRDLC, 14.71%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	4,660	4,660	4,533
185661524.SRDLC, 5.99%, 02/29/2024 (a)(j)	Lending Club	02/18/2022	6,818	6,818	6,759
185665084.SRDLC, 9.24%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	8,009	8,009	7,854
185668066.SRDLC, 5.99%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	23,790	23,790	23,452
185670728.SRDLC, 7.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	6,440	6,440	6,358
185670829.SRDLC, 12.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	6,470	6,470	6,297
185710985.SRDLC, 9.49%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	12,850	12,850	12,550
185716280.SRDLC, 7.49%, 02/25/2025 (a)(j)	Lending Club	03/01/2022	9,561	9,561	9,429
185741639.SRDLC, 17.94%, 02/13/2025 (a)(j)	Lending Club	02/15/2022	8,225	8,225	7,963
185754712.SRDLC, 7.74%, 02/10/2025 (a)(j)	Lending Club	02/14/2022	9,568	9,568	9,434
185771295.SRDLC, 7.24%, 02/28/2025 (a)(j)	Lending Club	02/24/2022	3,987	3,987	3,934

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
185780292.SRDLC, 21.49%, 02/10/2027 (a)(j)	Lending Club	02/14/2022	$16,555	$16,555	$15,747
185783823.SRDLC, 11.19%, 02/28/2027 (a)(j)	Lending Club	02/24/2022	8,995	8,995	8,782
185790106.SRDLC, 18.99%, 02/24/2025 (a)(j)	Lending Club	02/15/2022	29,075	29,075	28,048
185805124.SRDLC, 12.49%, 02/15/2025 (a)(j)	Lending Club	02/17/2022	24,269	24,269	23,649
185807144.SRDLC, 15.99%, 02/09/2027 (a)(j)	Lending Club	02/11/2022	36,316	36,315	35,013
185808493.SRDLC, 8.99%, 02/28/2027 (a)(j)	Lending Club	02/23/2022	12,069	12,069	11,857
185811543.SRDLC, 22.99%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	55	55	54
185816655.SRDLC, 8.74%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	7,429	7,429	7,323
185816728.SRDLC, 10.99%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	14,414	14,414	14,145
185818512.SRDLC, 12.74%, 02/15/2027 (a)(j)	Lending Club	03/02/2022	35,828	35,828	34,729
185821978.SRDLC, 6.49%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	15,885	15,885	15,666
185836040.SRDLC, 4.99%, 02/20/2025 (a)(j)	Lending Club	02/15/2022	19,003	19,003	18,744
185865725.SRDLC, 11.49%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	9,678	9,678	9,496
185866588.SRDLC, 20.44%, 02/28/2027 (a)(j)	Lending Club	02/16/2022	22,451	22,451	21,584
185884862.SRDLC, 30.49%, 06/22/2025 (a)(j)(k)	Lending Club	02/24/2022	5,065	5,065	4,889
185885230.SRDLC, 17.19%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	13,659	13,659	13,214
185890987.SRDLC, 16.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,841	8,841	8,534
185891666.SRDLC, 14.94%, 02/24/2027 (a)(j)(k)	Lending Club	02/28/2022	25,900	25,900	25,138
185919562.SRDLC, 18.19%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	8,455	8,455	8,099
185924532.SRDLC, 8.99%, 02/17/2027 (a)(j)	Lending Club	02/22/2022	35,016	35,016	34,381
185930253.SRDLC, 7.09%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	14,179	14,179	13,914
185933330.SRDLC, 22.99%, 02/25/2025 (a)(j)	Lending Club	03/01/2022	12,491	12,491	12,057
185933778.SRDLC, 13.99%, 02/10/2025 (a)(j)	Lending Club	02/14/2022	10,784	10,784	10,492
185941933.SRDLC, 5.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	12,688	12,688	12,509
185947404.SRDLC, 16.74%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	31,494	31,494	30,403
185965085.SRDLC, 4.99%, 02/11/2027 (a)(j)	Lending Club	02/15/2022	13,209	13,209	12,955
185970566.SRDLC, 5.09%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	2,175	2,175	2,144
185982944.SRDLC, 5.99%, 02/15/2025 (a)(j)	Lending Club	02/11/2022	2,382	2,382	2,349
185983273.SRDLC, 5.09%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	14,629	14,629	14,420
185987276.SRDLC, 11.69%, 02/02/2025 (a)(j)	Lending Club	02/11/2022	12,067	12,067	11,829
185994538.SRDLC, 10.09%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	32,123	32,123	31,498
185995458.SRDLC, 8.99%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	13,366	13,366	13,118
186000295.SRDLC, 25.99%, 02/17/2027 (a)(j)(k)	Lending Club	02/16/2022	13,425	13,425	2,045
186000552.SRDLC, 12.74%, 02/15/2025 (a)(j)	Lending Club	02/11/2022	9,740	9,740	9,485
186002006.SRDLC, 5.94%, 02/28/2025 (a)(j)	Lending Club	02/18/2022	8,609	8,609	8,484
186004968.SRDLC, 6.59%, 02/28/2025 (a)(j)(k)	Lending Club	03/02/2022	7,762	7,761	1,129
186008277.SRDLC, 17.94%, 02/23/2025 (a)(j)(k)	Lending Club	02/25/2022	31,182	31,182	4,801
186008308.SRDLC, 11.24%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	9,670	9,670	9,490
186008372.SRDLC, 7.24%, 03/07/2025 (a)(j)	Lending Club	03/04/2022	7,902	7,902	7,794
186012573.SRDLC, 7.09%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	7,957	7,957	7,846
186016502.SRDLC, 14.19%, 04/19/2027 (a)(j)	Lending Club	03/08/2022	22,140	22,140	21,528
186016736.SRDLC, 6.59%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	15,292	15,292	14,998
186019656.SRDLC, 23.99%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	5,009	5,009	4,813
186019990.SRDLC, 8.24%, 02/15/2025 (a)(j)	Lending Club	02/17/2022	11,978	11,978	11,812
186020936.SRDLC, 7.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	2,394	2,394	2,360
186023728.SRDLC, 5.99%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	6,344	6,344	6,254
186024590.SRDLC, 6.59%, 02/09/2027 (a)(j)	Lending Club	02/11/2022	13,273	13,273	13,019
186025925.SRDLC, 14.19%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	13,744	13,744	13,319
186029660.SRDLC, 6.59%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	25,661	25,661	25,176
186031815.SRDLC, 11.99%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	9,692	9,692	9,501
186034822.SRDLC, 9.49%, 02/16/2027 (a)(j)	Lending Club	02/18/2022	26,770	26,770	26,128
186035989.SRDLC, 6.49%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	5,719	5,719	5,637
186036775.SRDLC, 8.49%, 02/11/2025 (a)(j)	Lending Club	02/11/2022	15,993	15,993	15,778
186036790.SRDLC, 7.44%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	31,048	31,048	30,465
186038132.SRDLC, 24.99%, 03/03/2027 (a)(j)	Lending Club	03/01/2022	18,188	18,188	17,248
186038736.SRDLC, 10.49%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	8,040	8,040	7,890
186039362.SRDLC, 7.24%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	2,938	2,938	2,906

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186040653.SRDLC, 12.69%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	$36,008	$36,008	$34,908
186041625.SRDLC, 17.99%, 03/19/2025 (a)(j)	Lending Club	03/09/2022	21,263	21,492	21,079
186050704.SRDLC, 13.04%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	3,240	3,240	3,151
186051440.SRDLC, 23.49%, 02/09/2027 (a)(j)	Lending Club	02/11/2022	13,856	13,856	13,169
186052585.SRDLC, 26.49%, 02/21/2025 (a)(j)	Lending Club	02/14/2022	8,040	8,040	7,755
186052715.SRDLC, 10.24%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	18,242	18,242	17,803
186058758.SRDLC, 5.09%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	17,397	17,397	17,148
186058908.SRDLC, 17.69%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	3,694	3,694	3,571
186059526.SRDLC, 12.19%, 02/10/2027 (a)(j)	Lending Club	02/14/2022	9,889	9,889	9,583
186060302.SRDLC, 5.99%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	19,825	19,825	19,550
186061425.SRDLC, 6.59%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	15,890	15,890	15,664
186063741.SRDLC, 20.49%, 03/04/2025 (a)(j)(k)	Lending Club	03/08/2022	13,313	13,485	5,561
186063949.SRDLC, 4.99%, 02/10/2025 (a)(j)	Lending Club	02/14/2022	3,162	3,162	3,117
186064509.SRDLC, 5.59%, 02/09/2025 (a)(j)	Lending Club	02/11/2022	2,772	2,772	2,732
186068704.SRDLC, 8.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	26,952	26,952	26,577
186070979.SRDLC, 7.24%, 02/10/2025 (a)(j)	Lending Club	02/14/2022	3,980	3,980	3,925
186075189.SRDLC, 28.99%, 02/11/2027 (a)(j)	Lending Club	02/15/2022	9,340	9,340	8,890
186078991.SRDLC, 13.74%, 03/28/2027 (a)(j)	Lending Club	02/14/2022	8,849	8,849	8,601
186080289.SRDLC, 6.49%, 02/10/2025 (a)(j)	Lending Club	02/14/2022	5,560	5,560	5,481
186083977.SRDLC, 10.24%, 02/10/2027 (a)(j)	Lending Club	02/14/2022	7,601	7,601	7,417
186084237.SRDLC, 5.99%, 02/16/2025 (a)(j)	Lending Club	02/14/2022	12,705	12,705	12,532
186084600.SRDLC, 7.59%, 02/15/2027 (a)(j)	Lending Club	02/11/2022	33,775	33,775	33,148
186086541.SRDLC, 24.99%, 02/11/2027 (a)(j)(k)	Lending Club	02/15/2022	9,047	9,046	8,608
186087410.SRDLC, 11.99%, 02/09/2025 (a)(j)(k)	Lending Club	02/11/2022	10,288	10,288	2,048
186088225.SRDLC, 24.99%, 02/22/2027 (a)(j)(k)	Lending Club	02/23/2022	23,478	23,478	22,559
186089886.SRDLC, 16.94%, 02/09/2027 (a)(j)	Lending Club	02/11/2022	16,422	16,422	15,858
186092349.SRDLC, 15.99%, 02/14/2027 (a)(j)	Lending Club	02/11/2022	18,204	18,204	17,592
186094747.SRDLC, 10.59%, 02/24/2025 (a)(j)	Lending Club	02/22/2022	18,549	18,549	18,215
186094950.SRDLC, 6.99%, 02/16/2025 (a)(j)	Lending Club	02/18/2022	6,563	6,563	6,471
186096639.SRDLC, 7.59%, 02/10/2027 (a)(j)	Lending Club	02/14/2022	34,612	34,612	33,959
186098721.SRDLC, 12.24%, 02/11/2027 (a)(j)	Lending Club	02/15/2022	29,177	29,177	28,279
186100035.SRDLC, 16.99%, 02/18/2025 (a)(j)	Lending Club	02/14/2022	4,035	4,035	3,905
186103667.SRDLC, 5.99%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	12,688	12,688	12,509
186106421.SRDLC, 5.99%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	14,274	14,274	14,077
186106808.SRDLC, 23.49%, 02/10/2027 (a)(j)	Lending Club	02/14/2022	6,466	6,466	6,151
186107208.SRDLC, 18.49%, 02/10/2027 (a)(j)	Lending Club	02/14/2022	12,788	12,788	12,229
186107664.SRDLC, 11.99%, 02/22/2025 (a)(j)	Lending Club	02/14/2022	32,471	32,471	31,896
186108436.SRDLC, 10.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	4,806	4,806	4,713
186108490.SRDLC, 14.99%, 02/10/2027 (a)(j)	Lending Club	02/14/2022	7,245	7,245	7,023
186110286.SRDLC, 9.24%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	4,405	4,405	4,323
186115028.SRDLC, 22.99%, 03/03/2025 (a)(j)(k)	Lending Club	03/07/2022	4,657	4,718	1,991
186116099.SRDLC, 18.19%, 02/10/2027 (a)(j)	Lending Club	02/14/2022	7,302	7,302	6,983
186118888.SRDLC, 29.49%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	14,156	14,156	13,413
186118898.SRDLC, 10.59%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	16,085	16,085	15,782
186119179.SRDLC, 27.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,592	2,621	2,548
186119250.SRDLC, 16.19%, 02/28/2025 (a)(j)	Lending Club	02/23/2022	4,933	4,933	4,783
186120139.SRDLC, 12.74%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	4,452	4,452	4,332
186120864.SRDLC, 23.49%, 03/20/2027 (a)(j)	Lending Club	03/15/2022	17,387	17,387	16,626
186122704.SRDLC, 14.49%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	6,284	6,284	6,115
186124468.SRDLC, 9.34%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	11,596	11,596	11,322
186126018.SRDLC, 19.99%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	8,089	8,089	7,762
186127839.SRDLC, 15.19%, 02/11/2027 (a)(j)	Lending Club	02/15/2022	5,889	5,889	5,682
186129128.SRDLC, 13.24%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	20,549	20,549	19,994
186130342.SRDLC, 5.99%, 02/17/2025 (a)(j)	Lending Club	02/15/2022	28,585	28,585	28,198
186131293.SRDLC, 15.19%, 02/26/2027 (a)(j)	Lending Club	02/15/2022	12,698	12,698	12,303
186133242.SRDLC, 9.34%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	4,805	4,805	4,711
186133493.SRDLC, 14.49%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	14,644	14,644	14,249

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186134601.SRDLC, 6.59%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	$3,933	$3,933	$3,877
186134822.SRDLC, 8.99%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	2,766	2,766	2,729
186135609.SRDLC, 10.49%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	8,040	8,040	7,884
186135953.SRDLC, 19.99%, 02/24/2027 (a)(j)	Lending Club	02/15/2022	7,398	7,398	7,093
186136661.SRDLC, 6.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	7,147	7,147	7,047
186137516.SRDLC, 23.49%, 02/11/2027 (a)(j)	Lending Club	02/15/2022	23,094	23,094	21,984
186137950.SRDLC, 4.99%, 02/28/2027 (a)(j)	Lending Club	02/16/2022	24,717	24,717	24,260
186139201.SRDLC, 15.99%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	8,170	8,170	7,895
186139447.SRDLC, 15%, 08/25/2027 (a)(j)(k)	Lending Club	02/16/2022	35,389	35,389	18,173
186139498.SRDLC, 12.49%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	8,088	8,088	7,870
186143484.SRDLC, 18.44%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	3,807	3,807	3,648
186144111.SRDLC, 12.34%, 02/23/2025 (a)(j)	Lending Club	02/15/2022	8,120	8,120	7,923
186144333.SRDLC, 6.59%, 02/16/2027 (a)(j)	Lending Club	02/15/2022	12,981	12,981	12,737
186145906.SRDLC, 13.69%, 02/11/2027 (a)(j)	Lending Club	02/15/2022	19,858	19,858	19,274
186147186.SRDLC, 18.49%, 02/16/2027 (a)(j)	Lending Club	02/15/2022	5,498	5,498	5,268
186149504.SRDLC, 30.99%, 02/11/2027 (a)(j)	Lending Club	02/15/2022	18,749	18,749	17,848
186152098.SRDLC, 22.99%, 02/15/2025 (a)(j)	Lending Club	02/15/2022	8,355	8,355	8,041
186152237.SRDLC, 18.49%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	12,788	12,788	12,237
186153238.SRDLC, 7.49%, 02/18/2025 (a)(j)	Lending Club	02/15/2022	31,948	31,948	31,521
186154920.SRDLC, 4.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	15,020	15,020	14,807
186156292.SRDLC, 14.49%, 02/11/2027 (a)(j)	Lending Club	02/15/2022	14,471	14,471	14,030
186156482.SRDLC, 24.99%, 02/11/2027 (a)(j)	Lending Club	02/15/2022	18,533	18,533	17,638
186158244.SRDLC, 22.99%, 02/11/2025 (a)(j)	Lending Club	02/15/2022	2,498	2,498	2,400
186160074.SRDLC, 16.94%, 02/25/2027 (a)(j)	Lending Club	03/01/2022	8,190	8,190	7,921
186161317.SRDLC, 23.19%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	18,668	18,668	17,692
186161926.SRDLC, 9.84%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	16,321	16,321	16,012
186163058.SRDLC, 20.44%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	5,506	5,506	5,279
186163232.SRDLC, 8.99%, 02/18/2025 (a)(j)	Lending Club	02/16/2022	8,014	8,014	7,908
186163249.SRDLC, 6.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	2,868	2,868	2,831
186163618.SRDLC, 5.99%, 02/18/2025 (a)(j)	Lending Club	02/16/2022	15,080	15,080	14,876
186164619.SRDLC, 9.84%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	26,479	26,479	25,966
186165363.SRDLC, 7.59%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	8,875	8,875	8,708
186165439.SRDLC, 8.74%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	17,672	17,672	17,425
186168326.SRDLC, 14.01%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	8,781	8,781	8,517
186169162.SRDLC, 21.49%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	1,071	1,071	1,037
186169655.SRDLC, 7.24%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	4,777	4,777	4,710
186170254.SRDLC, 4.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	18,182	18,182	17,924
186170688.SRDLC, 9.49%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	17,847	17,847	17,416
186171063.SRDLC, 20.99%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	22,046	22,046	21,101
186173853.SRDLC, 5.99%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	31,720	31,720	31,280
186176306.SRDLC, 9.24%, 02/25/2025 (a)(j)	Lending Club	02/16/2022	16,078	16,078	15,792
186176757.SRDLC, 9.09%, 02/05/2025 (a)(j)	Lending Club	02/16/2022	4,306	4,306	4,226
186177397.SRDLC, 7.84%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	27,915	27,915	27,526
186177952.SRDLC, 9.34%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	28,044	28,044	27,500
186178681.SRDLC, 22.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	4,996	4,996	4,804
186180834.SRDLC, 9.09%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	2,697	2,697	2,646
186182819.SRDLC, 7.24%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	9,553	9,553	9,420
186183312.SRDLC, 18.99%, 02/26/2027 (a)(j)	Lending Club	02/16/2022	8,283	8,283	7,942
186183710.SRDLC, 6.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	8,300	8,300	8,183
186187343.SRDLC, 9.34%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	7,198	7,198	7,062
186188347.SRDLC, 15.24%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	8,156	8,156	7,870
186192404.SRDLC, 11.49%, 03/01/2025 (a)(j)	Lending Club	02/24/2022	1,836	1,836	1,800
186193863.SRDLC, 21.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	6,649	6,721	6,558
186193980.SRDLC, 6.74%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	11,923	11,923	11,756
186194140.SRDLC, 7.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	7,967	7,967	7,856
186194306.SRDLC, 6.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	14,319	14,319	14,118
186198172.SRDLC, 8.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	29,214	29,214	28,809

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186199812.SRDLC, 16.44%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	$4,908	$4,908	$4,745
186200044.SRDLC, 20.99%, 02/14/2027 (a)(j)(k)	Lending Club	02/16/2022	33,761	33,761	4,909
186203190.SRDLC, 29.99%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	17,218	17,218	16,457
186203478.SRDLC, 6.99%, 02/10/2025 (a)(j)	Lending Club	02/16/2022	4,668	4,668	4,604
186204014.SRDLC, 10.19%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	12,517	12,517	12,224
186204229.SRDLC, 10.99%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	4,876	4,876	4,788
186205484.SRDLC, 23.99%, 02/14/2025 (a)(j)(k)	Lending Club	02/16/2022	535	535	78
186205905.SRDLC, 8.59%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	12,461	12,461	12,229
186207781.SRDLC, 9.49%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	22,309	22,309	21,770
186208596.SRDLC, 4.99%, 02/16/2027 (a)(j)	Lending Club	02/16/2022	28,188	28,188	27,660
186208796.SRDLC, 11.84%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	7,760	7,760	7,615
186210843.SRDLC, 5.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	19,825	19,825	19,546
186211572.SRDLC, 14.99%, 02/28/2027 (a)(j)	Lending Club	02/16/2022	4,558	4,558	4,441
186212884.SRDLC, 9.99%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	10,723	10,723	10,472
186215262.SRDLC, 15.44%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	2,447	2,447	2,366
186217507.SRDLC, 24.49%, 02/15/2025 (a)(j)	Lending Club	02/17/2022	12,540	12,540	12,060
186219997.SRDLC, 6.99%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	26,578	26,578	26,076
186222490.SRDLC, 17.19%, 02/16/2027 (a)(j)	Lending Club	02/18/2022	36,423	36,423	35,170
186223918.SRDLC, 7.59%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	15,975	15,975	15,674
186226030.SRDLC, 23.49%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	9,237	9,237	8,795
186227457.SRDLC, 12.49%, 02/28/2025 (a)(j)	Lending Club	02/16/2022	3,313	3,313	3,225
186227792.SRDLC, 14.19%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	16,744	16,744	16,267
186228314.SRDLC, 12.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	12,132	12,132	11,807
186229168.SRDLC, 12.19%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	8,081	8,081	7,864
186230040.SRDLC, 8.24%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	1,278	1,278	1,260
186230332.SRDLC, 15.44%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	8,157	8,157	7,900
186230437.SRDLC, 13.24%, 02/10/2025 (a)(j)	Lending Club	02/16/2022	9,292	9,291	9,048
186231687.SRDLC, 4.99%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	14,090	14,090	13,826
186232036.SRDLC, 10.99%, 02/15/2025 (a)(j)	Lending Club	02/17/2022	9,663	9,663	9,477
186232907.SRDLC, 5.09%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	8,698	8,698	8,575
186233955.SRDLC, 6.49%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	7,942	7,942	7,831
186235024.SRDLC, 5.99%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	3,965	3,965	3,909
186237910.SRDLC, 23.49%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	18,473	18,473	17,588
186239039.SRDLC, 5.09%, 02/14/2025 (a)(j)	Lending Club	02/16/2022	10,297	10,297	10,157
186240458.SRDLC, 17.24%, 02/14/2027 (a)(j)	Lending Club	02/16/2022	27,320	27,320	26,370
186240797.SRDLC, 13.49%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	13,212	13,212	12,818
186243917.SRDLC, 8.49%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	27,780	27,780	4,039
186243926.SRDLC, 5.09%, 02/15/2025 (a)(j)	Lending Club	02/17/2022	17,397	17,397	17,151
186245604.SRDLC, 5.99%, 02/15/2025 (a)(j)(k)	Lending Club	02/17/2022	24,364	24,364	3,543
186253758.SRDLC, 10.49%, 02/16/2025 (a)(j)	Lending Club	02/18/2022	28,945	28,945	28,391
186253866.SRDLC, 6.49%, 02/15/2025 (a)(j)	Lending Club	02/17/2022	7,942	7,942	7,831
186254716.SRDLC, 9.59%, 02/15/2025 (a)(j)	Lending Club	02/17/2022	12,028	12,028	11,796
186255930.SRDLC, 21.49%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	12,317	12,317	11,868
186258464.SRDLC, 24.99%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	18,730	18,730	17,795
186261645.SRDLC, 9.84%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	9,107	9,107	8,938
186262246.SRDLC, 23.99%, 02/28/2027 (a)(j)(k)	Lending Club	02/22/2022	28,539	28,539	27,139
186263107.SRDLC, 23.99%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	22,794	22,794	21,712
186263527.SRDLC, 15.94%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	30,864	30,864	29,793
186263569.SRDLC, 10.54%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	15,279	15,279	14,995
186263958.SRDLC, 12.99%, 02/14/2025 (a)(j)	Lending Club	02/28/2022	8,066	8,066	7,850
186264535.SRDLC, 30.99%, 03/08/2027 (a)(j)(k)	Lending Club	02/28/2022	19,406	19,406	1,583
186264830.SRDLC, 9.34%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	19,623	19,623	19,161
186265083.SRDLC, 14.69%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	31,663	31,663	30,739
186266713.SRDLC, 8.99%, 02/16/2027 (a)(j)	Lending Club	02/18/2022	21,386	21,386	20,990
186266842.SRDLC, 10.49%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	2,412	2,412	2,367
186269763.SRDLC, 10.24%, 02/16/2027 (a)(j)	Lending Club	02/18/2022	10,731	10,731	10,474
186270920.SRDLC, 18.99%, 02/24/2025 (a)(j)(k)	Lending Club	02/28/2022	2,744	2,744	219

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186271797.SRDLC, 9.24%, 02/16/2025 (a)(j)	Lending Club	02/18/2022	$24,030	$24,030	$23,568
186271799.SRDLC, 20.49%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	20,189	20,189	19,327
186272685.SRDLC, 8.99%, 03/15/2025 (a)(j)	Lending Club	03/09/2022	14,489	14,489	14,295
186273429.SRDLC, 9.34%, 02/01/2025 (a)(j)	Lending Club	02/18/2022	8,773	8,773	8,594
186280147.SRDLC, 20.99%, 02/15/2027 (a)(j)	Lending Club	02/17/2022	15,418	15,418	14,760
186281130.SRDLC, 6.59%, 02/25/2025 (a)(j)	Lending Club	02/18/2022	20,581	20,581	20,310
186283677.SRDLC, 5.99%, 02/05/2025 (a)(j)	Lending Club	02/18/2022	31,644	31,644	31,203
186285554.SRDLC, 8.99%, 03/17/2025 (a)(j)	Lending Club	03/11/2022	16,562	16,562	16,337
186288696.SRDLC, 21.99%, 02/16/2025 (a)(j)(k)	Lending Club	02/18/2022	7,199	7,199	1,047
186288822.SRDLC, 8.99%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	4,986	4,986	4,928
186290975.SRDLC, 16.49%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	5,454	5,454	5,271
186291079.SRDLC, 28.99%, 02/25/2027 (a)(j)	Lending Club	03/01/2022	15,216	15,216	14,483
186291293.SRDLC, 30.99%, 03/17/2027 (a)(j)	Lending Club	03/21/2022	11,391	11,530	11,247
186295500.SRDLC, 14.69%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	24,433	24,433	23,715
186296041.SRDLC, 7.59%, 02/17/2027 (a)(j)	Lending Club	02/22/2022	10,184	10,184	9,995
186296227.SRDLC, 23.99%, 02/16/2027 (a)(j)	Lending Club	02/18/2022	23,118	23,118	22,028
186297344.SRDLC, 9.24%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	1,282	1,282	1,257
186297382.SRDLC, 9.24%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	4,966	4,966	4,872
186298102.SRDLC, 28.99%, 03/16/2025 (a)(j)(k)	Lending Club	03/18/2022	3,606	3,643	3,553
186301354.SRDLC, 12.12%, 02/17/2027 (a)(j)	Lending Club	02/22/2022	35,953	35,953	34,881
186305524.SRDLC, 7.09%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	13,293	13,293	13,046
186305780.SRDLC, 5.99%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	12,688	12,688	12,513
186306461.SRDLC, 5.99%, 02/16/2025 (a)(j)	Lending Club	02/18/2022	5,710	5,710	5,630
186308416.SRDLC, 12.49%, 02/16/2025 (a)(j)	Lending Club	02/18/2022	3,882	3,882	3,779
186310528.SRDLC, 24.99%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	22,240	22,240	21,228
186311093.SRDLC, 25.49%, 02/22/2025 (a)(j)(k)	Lending Club	02/24/2022	18,849	18,849	2,741
186311139.SRDLC, 18.44%, 02/16/2025 (a)(j)	Lending Club	02/18/2022	32,905	32,905	31,617
186314151.SRDLC, 5.99%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	16,653	16,653	16,422
186314710.SRDLC, 28.99%, 02/16/2027 (a)(j)	Lending Club	02/18/2022	11,208	11,208	10,682
186314998.SRDLC, 10.49%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	32,161	32,161	31,560
186315514.SRDLC, 7.84%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	6,381	6,381	6,293
186315573.SRDLC, 14.94%, 02/16/2027 (a)(j)(k)	Lending Club	02/18/2022	5,554	5,554	5,402
186316064.SRDLC, 23.99%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	11,218	11,218	10,630
186318381.SRDLC, 14.99%, 02/16/2027 (a)(j)	Lending Club	02/18/2022	15,439	15,439	14,986
186318619.SRDLC, 15.99%, 02/28/2027 (a)(j)	Lending Club	02/23/2022	16,029	16,029	15,743
186318804.SRDLC, 18.49%, 02/16/2025 (a)(j)	Lending Club	02/18/2022	9,052	9,052	8,710
186321143.SRDLC, 15.94%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	25,404	25,404	24,555
186323534.SRDLC, 5.99%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	15,860	15,860	15,640
186329289.SRDLC, 7.09%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	4,774	4,774	4,709
186330289.SRDLC, 30.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	14,190	14,363	14,018
186330393.SRDLC, 9.34%, 02/05/2025 (a)(j)	Lending Club	02/23/2022	15,954	15,954	15,651
186330563.SRDLC, 9.84%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	26,797	26,797	26,167
186333355.SRDLC, 12.99%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	9,009	9,009	8,744
186333856.SRDLC, 21.49%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	27,592	27,592	26,369
186335388.SRDLC, 22.99%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	4,179	4,179	4,032
186338039.SRDLC, 9.99%, 03/15/2025 (a)(j)	Lending Club	03/10/2022	10,959	10,959	10,753
186338182.SRDLC, 26.49%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	7,562	7,562	7,296
186339093.SRDLC, 17.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	7,183	7,261	7,121
186340276.SRDLC, 16.99%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	8,850	8,850	8,535
186340874.SRDLC, 10.09%, 03/18/2025 (a)(j)	Lending Club	03/08/2022	4,162	4,162	4,087
186341316.SRDLC, 9.74%, 02/17/2027 (a)(j)	Lending Club	02/22/2022	17,859	17,859	17,437
186342352.SRDLC, 16.49%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	8,420	8,420	8,139
186342803.SRDLC, 18.44%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	8,236	8,236	7,934
186344749.SRDLC, 23.99%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	5,009	5,009	4,833
186345496.SRDLC, 18.19%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	31,947	31,947	30,635
186346831.SRDLC, 30.99%, 09/23/2027 (a)(j)(k)	Lending Club	03/25/2022	16,879	17,098	2,454
186350286.SRDLC, 7.49%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	5,976	5,976	5,897

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186352548.SRDLC, 8.49%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	$15,992	$15,992	$15,783
186353252.SRDLC, 18.99%, 02/24/2025 (a)(j)	Lending Club	02/22/2022	4,140	4,140	3,989
186355122.SRDLC, 23.99%, 02/17/2027 (a)(j)	Lending Club	02/22/2022	9,247	9,247	8,823
186356513.SRDLC, 14.19%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	7,713	7,713	7,520
186356520.SRDLC, 20.49%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	27,857	27,857	26,598
186358108.SRDLC, 16.69%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	2,935	2,935	2,871
186359383.SRDLC, 15.99%, 02/11/2025 (a)(j)	Lending Club	02/22/2022	20,352	20,352	19,690
186359587.SRDLC, 19.94%, 02/17/2027 (a)(j)	Lending Club	02/22/2022	15,581	15,581	14,933
186360338.SRDLC, 30.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	5,676	5,745	5,595
186362290.SRDLC, 9.69%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	2,005	2,005	1,968
186365788.SRDLC, 23.99%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	27,752	27,752	26,402
186365957.SRDLC, 30.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	13,887	14,052	13,641
186366292.SRDLC, 11.99%, 02/07/2025 (a)(j)	Lending Club	02/23/2022	2,192	2,192	2,152
186366745.SRDLC, 22.49%, 02/17/2025 (a)(j)	Lending Club	02/22/2022	9,980	9,980	9,612
186366857.SRDLC, 30.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	5,865	5,937	5,773
186367313.SRDLC, 6.59%, 02/20/2027 (a)(j)	Lending Club	02/23/2022	35,410	35,410	34,765
186367879.SRDLC, 8.99%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	35,643	35,643	34,991
186368614.SRDLC, 23.99%, 02/28/2027 (a)(j)	Lending Club	02/23/2022	17,753	17,753	17,009
186374382.SRDLC, 5.99%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	19,825	19,825	19,551
186376281.SRDLC, 7.09%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	22,988	22,988	22,559
186376929.SRDLC, 8.99%, 04/26/2025 (a)(j)	Lending Club	03/09/2022	2,392	2,392	2,360
186378594.SRDLC, 10.54%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	7,237	7,237	7,103
186381065.SRDLC, 13.99%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	26,195	26,195	25,429
186382921.SRDLC, 8.74%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	7,998	7,998	7,889
186384422.SRDLC, 10.89%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	4,025	4,025	3,949
186388373.SRDLC, 6.49%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	7,942	7,942	7,833
186388863.SRDLC, 12.24%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	6,568	6,568	6,360
186388985.SRDLC, 4.99%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	26,418	26,418	25,919
186389884.SRDLC, 15.99%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	24,511	24,511	23,724
186390394.SRDLC, 23.99%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	13,871	13,871	13,239
186399374.SRDLC, 6.74%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	20,667	20,667	20,382
186401408.SRDLC, 22.99%, 02/26/2025 (a)(j)	Lending Club	02/25/2022	4,175	4,175	4,028
186404263.SRDLC, 20.99%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	9,295	9,295	8,869
186406480.SRDLC, 14.19%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	21,690	21,690	21,056
186407529.SRDLC, 23.49%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	11,085	11,085	10,580
186407769.SRDLC, 27.99%, 03/02/2025 (a)(j)	Lending Club	03/17/2022	5,121	5,177	5,019
186409868.SRDLC, 13.24%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	16,588	16,588	16,101
186410723.SRDLC, 13.24%, 02/18/2025 (a)(j)	Lending Club	02/23/2022	9,727	9,727	9,476
186411740.SRDLC, 5.09%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	7,591	7,591	7,486
186412503.SRDLC, 7.59%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	7,693	7,693	7,587
186414924.SRDLC, 7.59%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	23,962	23,962	23,519
186415311.SRDLC, 5.49%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	11,876	11,876	11,712
186417393.SRDLC, 28.74%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	12,990	13,133	12,776
186420008.SRDLC, 12.99%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	3,240	3,240	3,158
186422320.SRDLC, 21.49%, 02/18/2027 (a)(j)	Lending Club	02/23/2022	13,796	13,796	13,165
186422693.SRDLC, 14.19%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	20,786	20,786	20,179
186423051.SRDLC, 5.99%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	19,825	19,825	19,551
186423124.SRDLC, 25.49%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	16,762	16,762	16,173
186424467.SRDLC, 17.49%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	6,752	6,825	6,672
186425657.SRDLC, 8.79%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	8,799	8,799	8,679
186430295.SRDLC, 19.94%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	10,082	10,082	9,669
186430834.SRDLC, 15.24%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	26,098	26,098	25,225
186431138.SRDLC, 19.49%, 02/22/2027 (a)(j)(k)	Lending Club	02/24/2022	29,397	29,397	4,274
186431339.SRDLC, 11.52%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	27,819	27,819	27,172
186431907.SRDLC, 7.49%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	12,748	12,747	12,573
186432025.SRDLC, 30.49%, 03/16/2027 (a)(j)	Lending Club	03/18/2022	7,212	7,290	7,109
186432471.SRDLC, 18.44%, 06/22/2025 (a)(j)(k)	Lending Club	02/24/2022	10,700	10,700	1,705

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186433520.SRDLC, 14.94%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	$4,527	$4,527	$4,395
186435948.SRDLC, 13.49%, 02/28/2027 (a)(j)	Lending Club	02/24/2022	36,229	36,229	35,112
186439607.SRDLC, 24.99%, 03/22/2025 (a)(j)(k)	Lending Club	03/10/2022	1,904	1,929	264
186441268.SRDLC, 20.49%, 04/28/2025 (a)(j)	Lending Club	03/11/2022	3,278	3,313	3,261
186442601.SRDLC, 8.49%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	26,792	26,792	26,427
186443078.SRDLC, 9.99%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	32,170	32,170	31,415
186443751.SRDLC, 27.99%, 07/17/2024 (a)(j)	Lending Club	03/21/2022	13,168	13,316	13,077
186444042.SRDLC, 23.49%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	8,400	8,400	7,978
186444057.SRDLC, 24.79%, 02/16/2025 (a)(j)(k)	Lending Club	02/24/2022	9,010	9,010	1,421
186444854.SRDLC, 18.49%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	7,764	7,764	7,445
186445485.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	5,676	5,745	5,628
186445568.SRDLC, 17.49%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	36,449	36,449	35,239
186448014.SRDLC, 16.49%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	6,545	6,545	6,327
186448116.SRDLC, 17.99%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	10,948	10,948	10,585
186449199.SRDLC, 23.99%, 03/15/2027 (a)(j)	Lending Club	03/08/2022	18,865	18,865	17,948
186450032.SRDLC, 5.09%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	15,814	15,814	15,595
186450406.SRDLC, 18.19%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	27,383	27,383	26,259
186451093.SRDLC, 5.59%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	11,469	11,469	11,253
186455794.SRDLC, 14.19%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	27,113	27,113	26,320
186457043.SRDLC, 9.49%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	4,283	4,283	4,182
186460226.SRDLC, 7.49%, 03/17/2025 (a)(j)	Lending Club	03/14/2022	14,836	14,836	14,635
186462208.SRDLC, 22.99%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	8,327	8,327	8,029
186463985.SRDLC, 10.74%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	21,864	21,864	21,361
186465186.SRDLC, 7.59%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	17,533	17,533	17,293
186465325.SRDLC, 30.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	4,346	4,394	4,280
186469377.SRDLC, 6.59%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	5,720	5,720	5,641
186470642.SRDLC, 15.69%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	9,796	9,796	9,489
186473434.SRDLC, 7.24%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	13,534	13,534	13,348
186475599.SRDLC, 7.74%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	23,920	23,920	23,592
186475971.SRDLC, 18.99%, 02/28/2025 (a)(j)(k)	Lending Club	03/01/2022	1,267	1,267	1,225
186481362.SRDLC, 14.94%, 02/22/2027 (a)(j)(k)	Lending Club	02/24/2022	10,860	10,860	10,544
186481468.SRDLC, 4.99%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	12,095	12,095	11,926
186482676.SRDLC, 15.99%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	5,311	5,311	5,142
186482761.SRDLC, 20.99%, 03/01/2025 (a)(j)	Lending Club	02/28/2022	7,273	7,273	6,966
186483902.SRDLC, 24.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	6,693	6,768	6,625
186484216.SRDLC, 9.63%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	30,076	30,076	29,385
186485157.SRDLC, 20.49%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	32,118	32,118	30,806
186488587.SRDLC, 9.63%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	12,498	12,498	12,204
186494520.SRDLC, 20.99%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	4,059	4,059	3,907
186498606.SRDLC, 4.99%, 02/02/2027 (a)(j)(k)	Lending Club	02/24/2022	9,868	9,868	9,682
186499265.SRDLC, 10.59%, 02/11/2025 (a)(j)	Lending Club	02/24/2022	11,496	11,496	11,271
186499500.SRDLC, 7.09%, 03/16/2027 (a)(j)	Lending Club	03/15/2022	27,953	27,953	27,437
186499981.SRDLC, 7.09%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	31,830	31,830	31,404
186500365.SRDLC, 21.79%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	4,981	4,981	4,802
186500893.SRDLC, 19.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	20,037	20,278	19,794
186501252.SRDLC, 30.99%, 03/10/2025 (a)(j)(k)	Lending Club	03/09/2022	13,392	13,565	6,270
186502686.SRDLC, 6.49%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	9,531	9,531	9,399
186507209.SRDLC, 9.74%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	35,719	35,719	34,879
186509911.SRDLC, 16.49%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	4,631	4,631	4,474
186512499.SRDLC, 26.49%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	16,377	16,377	15,798
186512978.SRDLC, 8.24%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	11,978	11,978	11,815
186515777.SRDLC, 27.49%, 03/07/2024 (a)(j)	Lending Club	03/09/2022	11,431	11,540	11,419
186516008.SRDLC, 12.34%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	4,040	4,040	3,937
186517183.SRDLC, 30.99%, 03/17/2027 (a)(j)	Lending Club	03/08/2022	7,192	7,285	7,052
186518196.SRDLC, 10.54%, 02/25/2025 (a)(j)	Lending Club	02/25/2022	8,853	8,852	8,695
186519049.SRDLC, 14.49%, 02/07/2025 (a)(j)	Lending Club	02/24/2022	12,104	12,104	11,790
186519359.SRDLC, 8.99%, 02/25/2025 (a)(j)	Lending Club	02/25/2022	8,009	8,009	7,905

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186520234.SRDLC, 17.19%, 02/05/2027 (a)(j)(k)	Lending Club	03/02/2022	$7,114	$7,114	$2,618
186522630.SRDLC, 12.49%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	21,029	21,029	20,493
186525066.SRDLC, 6.49%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	32,818	32,818	32,351
186525669.SRDLC, 6.49%, 03/12/2025 (a)(j)(k)	Lending Club	03/02/2022	8,230	8,230	8,119
186526396.SRDLC, 28.99%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	6,014	6,014	5,807
186527225.SRDLC, 18.49%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	18,268	18,268	17,519
186527801.SRDLC, 8.24%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	9,583	9,583	9,451
186531370.SRDLC, 8.79%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	4,799	4,799	4,734
186532892.SRDLC, 15%, 08/16/2025 (a)(j)(k)	Lending Club	03/14/2022	4,754	4,808	3,133
186534674.SRDLC, 5.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	5,154	5,154	5,083
186535728.SRDLC, 9.63%, 02/23/2027 (a)(j)	Lending Club	02/25/2022	24,996	24,995	24,410
186538516.SRDLC, 30.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	6,961	7,038	6,881
186538736.SRDLC, 8.24%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	5,590	5,590	5,513
186539534.SRDLC, 17.94%, 02/22/2025 (a)(j)	Lending Club	02/24/2022	12,322	12,322	11,932
186542560.SRDLC, 24.99%, 02/23/2027 (a)(j)	Lending Club	02/25/2022	18,533	18,533	17,706
186542844.SRDLC, 17.19%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	20,317	20,317	19,581
186544047.SRDLC, 20.99%, 03/17/2027 (a)(j)	Lending Club	03/21/2022	10,038	10,159	9,907
186544338.SRDLC, 15.24%, 02/22/2027 (a)(j)	Lending Club	02/24/2022	6,343	6,343	6,131
186545919.SRDLC, 13.94%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	7,278	7,278	7,092
186547658.SRDLC, 10.99%, 03/15/2025 (a)(j)	Lending Club	03/14/2022	8,320	8,320	8,165
186549505.SRDLC, 22.99%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	8,327	8,327	8,035
186549507.SRDLC, 27.99%, 03/14/2024 (a)(j)	Lending Club	03/16/2022	7,630	7,704	7,646
186552069.SRDLC, 14.99%, 02/23/2027 (a)(j)	Lending Club	02/25/2022	36,224	36,224	35,174
186552397.SRDLC, 10.54%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	4,825	4,825	4,740
186553759.SRDLC, 15.49%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	1,565	1,565	1,517
186555755.SRDLC, 11.69%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	18,220	18,220	17,777
186556405.SRDLC, 23.99%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	20,568	20,793	20,351
186556557.SRDLC, 18.99%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	5,767	5,767	5,552
186556881.SRDLC, 21.99%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	7,475	7,475	7,209
186560731.SRDLC, 13.49%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	21,651	21,651	21,019
186561715.SRDLC, 22.99%, 02/23/2025 (a)(j)(k)	Lending Club	02/25/2022	4,275	4,275	4,119
186563488.SRDLC, 9.63%, 03/02/2027 (a)(j)	Lending Club	02/25/2022	36,361	36,361	35,487
186563944.SRDLC, 7.09%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	9,951	9,951	9,821
186564080.SRDLC, 13.24%, 03/22/2025 (a)(j)	Lending Club	03/08/2022	12,898	12,898	12,578
186566370.SRDLC, 7.09%, 02/25/2027 (a)(j)	Lending Club	03/01/2022	23,041	23,041	22,612
186566531.SRDLC, 18.99%, 02/23/2025 (a)(j)	Lending Club	02/25/2022	4,943	4,943	4,759
186567448.SRDLC, 19.49%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	17,795	17,795	17,014
186568548.SRDLC, 22.99%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	4,275	4,275	4,087
186568662.SRDLC, 30.99%, 03/14/2027 (a)(j)(k)	Lending Club	03/16/2022	14,477	14,665	6,986
186571697.SRDLC, 18.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	7,909	7,909	7,623
186572822.SRDLC, 9.49%, 03/13/2027 (a)(j)	Lending Club	03/04/2022	9,092	9,092	8,877
186573934.SRDLC, 17.69%, 02/23/2027 (a)(j)	Lending Club	02/25/2022	7,293	7,293	7,053
186574776.SRDLC, 23.49%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	9,237	9,237	8,829
186576309.SRDLC, 17.99%, 02/25/2027 (a)(j)	Lending Club	03/01/2022	10,001	10,001	9,672
186576419.SRDLC, 30.99%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	4,350	4,396	4,266
186588133.SRDLC, 24.99%, 03/16/2027 (a)(j)	Lending Club	03/09/2022	14,720	14,720	14,009
186598394.SRDLC, 18.99%, 03/17/2027 (a)(j)	Lending Club	03/11/2022	25,640	25,640	24,571
186604983.SRDLC, 8.49%, 02/28/2025 (a)(j)	Lending Club	02/28/2022	15,999	15,999	15,779
186606803.SRDLC, 22.69%, 02/25/2027 (a)(j)	Lending Club	03/01/2022	16,599	16,599	15,870
186606885.SRDLC, 22.99%, 02/28/2025 (a)(j)	Lending Club	02/28/2022	2,004	2,004	1,937
186606955.SRDLC, 10.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	12,455	12,455	12,205
186609833.SRDLC, 16.49%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	19,635	19,635	18,986
186610819.SRDLC, 30.99%, 03/09/2027 (a)(j)(k)	Lending Club	03/11/2022	9,754	9,881	2,561
186611261.SRDLC, 23.49%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	9,237	9,237	8,829
186611625.SRDLC, 5.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	3,569	3,569	3,519
186611666.SRDLC, 15.99%, 02/24/2027 (a)(j)	Lending Club	02/28/2022	31,776	31,776	30,725
186612790.SRDLC, 8.99%, 03/10/2027 (a)(j)	Lending Club	03/07/2022	10,883	10,883	10,680

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186614496.SRDLC, 28.99%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	$12,996	$13,141	$12,829
186615940.SRDLC, 22.99%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	6,682	6,682	6,449
186616543.SRDLC, 25.49%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	3,185	3,185	3,073
186617731.SRDLC, 16.19%, 02/28/2025 (a)(j)	Lending Club	03/01/2022	12,306	12,306	11,885
186617758.SRDLC, 5.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	23,790	23,790	23,461
186618032.SRDLC, 10.59%, 02/25/2027 (a)(j)	Lending Club	03/01/2022	35,804	35,804	34,968
186618575.SRDLC, 18.99%, 02/18/2025 (a)(j)	Lending Club	02/28/2022	11,691	11,691	11,265
186618990.SRDLC, 12.49%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	1,456	1,456	1,419
186620390.SRDLC, 21.99%, 02/28/2025 (a)(j)	Lending Club	02/28/2022	9,064	9,064	8,765
186621339.SRDLC, 15.69%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	3,429	3,429	3,321
186622303.SRDLC, 30.99%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	3,941	3,985	3,857
186623322.SRDLC, 22.99%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	13,996	13,996	13,264
186623473.SRDLC, 10.99%, 02/15/2025 (a)(j)	Lending Club	03/01/2022	4,812	4,812	4,722
186627742.SRDLC, 9.99%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	26,808	26,808	26,183
186630251.SRDLC, 18.99%, 02/07/2025 (a)(j)(k)	Lending Club	02/28/2022	17,418	17,418	16,742
186632305.SRDLC, 18.99%, 02/24/2025 (a)(j)	Lending Club	02/28/2022	11,864	11,864	11,426
186632825.SRDLC, 28.99%, 03/15/2025 (a)(j)	Lending Club	03/11/2022	2,084	2,109	2,051
186635190.SRDLC, 6.59%, 02/25/2025 (a)(j)	Lending Club	03/01/2022	7,150	7,150	7,052
186636012.SRDLC, 22.99%, 02/25/2025 (a)(j)	Lending Club	03/01/2022	2,498	2,498	2,411
186638846.SRDLC, 14.99%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	10,867	10,867	10,555
186639728.SRDLC, 8.79%, 02/25/2025 (a)(j)	Lending Club	03/01/2022	11,199	11,199	11,045
186640995.SRDLC, 15.94%, 02/25/2027 (a)(j)	Lending Club	03/01/2022	10,893	10,893	10,535
186643887.SRDLC, 8.99%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	6,683	6,683	6,560
186644292.SRDLC, 8.99%, 02/25/2025 (a)(j)	Lending Club	03/01/2022	17,357	17,357	17,121
186646185.SRDLC, 21.99%, 02/25/2027 (a)(j)(k)	Lending Club	03/01/2022	19,036	19,036	3,061
186647083.SRDLC, 21.99%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	19,106	19,106	18,298
186647551.SRDLC, 19.99%, 03/14/2024 (a)(j)(k)	Lending Club	03/16/2022	11,232	11,325	11,165
186647860.SRDLC, 17.94%, 03/08/2025 (a)(j)	Lending Club	03/01/2022	5,963	5,963	5,772
186648726.SRDLC, 6.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	7,955	7,955	7,845
186649759.SRDLC, 7.49%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	20,715	20,715	20,429
186651540.SRDLC, 8.99%, 02/01/2025 (a)(j)(k)	Lending Club	03/02/2022	19,841	19,841	19,569
186652442.SRDLC, 22.99%, 02/25/2027 (a)(j)	Lending Club	03/01/2022	11,073	11,073	10,587
186655387.SRDLC, 13.19%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	2,505	2,505	2,438
186655839.SRDLC, 4.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	22,937	22,937	22,618
186656549.SRDLC, 27.99%, 02/25/2027 (a)(j)	Lending Club	03/01/2022	23,307	23,307	22,316
186657762.SRDLC, 8.99%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	34,752	34,752	34,114
186659296.SRDLC, 12.34%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	33,331	33,331	32,399
186660887.SRDLC, 7.49%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	5,975	5,975	5,893
186661222.SRDLC, 22.99%, 02/25/2025 (a)(j)	Lending Club	03/01/2022	8,327	8,327	8,038
186662050.SRDLC, 28.49%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	6,880	6,970	1,000
186663166.SRDLC, 19.94%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	8,260	8,260	7,961
186663937.SRDLC, 30.49%, 06/26/2025 (a)(j)(k)	Lending Club	03/01/2022	14,214	14,214	13,786
186664039.SRDLC, 30.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	1,306	1,320	1,286
186667574.SRDLC, 18.49%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	21,011	21,011	20,204
186668155.SRDLC, 25.99%, 02/25/2025 (a)(j)	Lending Club	03/01/2022	2,350	2,350	2,268
186669127.SRDLC, 11.52%, 03/02/2027 (a)(j)	Lending Club	03/02/2022	36,480	36,480	35,611
186669465.SRDLC, 11.19%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	7,250	7,250	7,116
186671873.SRDLC, 16.24%, 03/19/2025 (a)(j)	Lending Club	03/09/2022	5,506	5,565	5,448
186672812.SRDLC, 30.99%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	12,163	12,163	11,637
186673896.SRDLC, 17.49%, 02/16/2025 (a)(j)	Lending Club	03/02/2022	15,864	15,864	15,367
186675548.SRDLC, 14.49%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	6,959	6,959	6,787
186676177.SRDLC, 30.99%, 03/23/2027 (a)(j)	Lending Club	03/16/2022	7,662	7,757	7,583
186678676.SRDLC, 22.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	4,996	4,996	4,825
186679649.SRDLC, 27.99%, 02/05/2025 (a)(j)	Lending Club	03/02/2022	7,343	7,343	7,040
186681238.SRDLC, 30.99%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	11,352	11,490	11,185
186682233.SRDLC, 12.74%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	21,918	21,918	21,226
186682717.SRDLC, 30.49%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	9,074	9,185	8,942

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186683202.SRDLC, 23.79%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	$6,695	$6,695	$6,472
186684633.SRDLC, 5.99%, 03/01/2025 (a)(j)	Lending Club	03/02/2022	17,217	17,217	16,976
186685210.SRDLC, 10.99%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	13,441	13,441	13,129
186686440.SRDLC, 10.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	10,960	10,960	10,775
186690505.SRDLC, 7.24%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	11,942	11,942	11,777
186691527.SRDLC, 22.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	1,252	1,252	1,209
186693132.SRDLC, 7.79%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	4,389	4,388	4,332
186693742.SRDLC, 30.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	11,367	11,513	11,205
186694140.SRDLC, 9.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	3,693	3,693	3,625
186694143.SRDLC, 5.59%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	11,469	11,469	11,254
186694258.SRDLC, 7.24%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	5,095	5,095	5,025
186695293.SRDLC, 10.24%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	9,078	9,078	8,856
186696309.SRDLC, 30.99%, 03/24/2027 (a)(j)(k)	Lending Club	03/16/2022	11,644	11,795	5,725
186697126.SRDLC, 6.49%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	1,986	1,986	1,958
186697448.SRDLC, 6.49%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	17,692	17,692	17,362
186697817.SRDLC, 8.44%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	9,942	9,942	9,754
186698291.SRDLC, 10.24%, 02/23/2027 (a)(j)	Lending Club	03/02/2022	17,854	17,854	17,439
186699230.SRDLC, 27.49%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	23,283	23,283	22,273
186701229.SRDLC, 5.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	9,516	9,516	9,384
186701588.SRDLC, 7.49%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	2,549	2,549	2,514
186703239.SRDLC, 9.99%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	35,744	35,744	34,911
186703275.SRDLC, 10.49%, 02/28/2027 (a)(j)	Lending Club	03/02/2022	17,897	17,897	17,481
186703553.SRDLC, 7.24%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	4,369	4,369	4,309
186704869.SRDLC, 27.99%, 02/28/2025 (a)(j)	Lending Club	03/02/2022	4,639	4,639	4,479
186706496.SRDLC, 4.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	16,341	16,341	16,108
186710117.SRDLC, 10.99%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	1,510	1,510	1,486
186712916.SRDLC, 17.44%, 02/28/2027 (a)(j)(k)	Lending Club	03/02/2022	14,569	14,569	14,095
186715502.SRDLC, 8.74%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	24,764	24,764	24,406
186716052.SRDLC, 14.49%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	10,086	10,086	9,768
186718466.SRDLC, 27.49%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	18,812	19,049	18,543
186720629.SRDLC, 30.99%, 03/22/2025 (a)(j)	Lending Club	03/17/2022	13,157	13,304	12,978
186724366.SRDLC, 27.99%, 03/20/2025 (a)(j)	Lending Club	03/16/2022	2,175	2,199	2,141
186728098.SRDLC, 11.19%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	10,919	10,919	10,653
186729808.SRDLC, 19.49%, 03/04/2025 (a)(j)(k)	Lending Club	03/08/2022	6,500	6,584	945
186731533.SRDLC, 17.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	3,799	3,839	3,757
186732927.SRDLC, 4.99%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	35,830	35,830	35,128
186735419.SRDLC, 8.59%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	8,251	8,251	8,132
186736373.SRDLC, 11.49%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	9,641	9,641	9,451
186737733.SRDLC, 21.99%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	12,796	12,796	12,235
186745628.SRDLC, 7.49%, 03/19/2025 (a)(j)	Lending Club	03/14/2022	26,388	26,388	26,032
186747376.SRDLC, 7.59%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	9,052	9,052	8,923
186748363.SRDLC, 5.59%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	11,458	11,458	11,292
186748391.SRDLC, 20.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	1,550	1,567	1,527
186751096.SRDLC, 4.99%, 03/15/2025 (a)(j)	Lending Club	03/04/2022	6,551	6,551	6,460
186752739.SRDLC, 12.69%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	10,045	10,045	9,731
186754103.SRDLC, 30.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	8,514	8,617	8,362
186758530.SRDLC, 20.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	15,083	15,083	14,445
186758825.SRDLC, 12.74%, 03/10/2027 (a)(j)	Lending Club	03/04/2022	7,327	7,327	7,112
186759602.SRDLC, 30.99%, 03/04/2027 (a)(j)(k)	Lending Club	03/08/2022	19,560	19,815	5,109
186759667.SRDLC, 8.99%, 03/16/2027 (a)(j)	Lending Club	03/14/2022	20,851	20,851	20,474
186761128.SRDLC, 30.99%, 04/14/2027 (a)(j)(k)	Lending Club	04/01/2022	5,000	5,065	727
186761684.SRDLC, 24.49%, 03/10/2026 (a)(j)	Lending Club	03/14/2022	12,792	12,941	12,550
186763393.SRDLC, 27.49%, 03/28/2027 (a)(j)(k)	Lending Club	03/30/2022	4,920	4,984	715
186765099.SRDLC, 23.99%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	16,283	16,283	15,580
186766384.SRDLC, 17.19%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	6,456	6,456	6,218
186767172.SRDLC, 25.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	1,722	1,740	1,695
186767656.SRDLC, 6.59%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	7,386	7,386	7,279

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186771871.SRDLC, 6.49%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	$8,205	$8,205	$8,086
186771996.SRDLC, 14.49%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	9,386	9,386	9,136
186772214.SRDLC, 8.24%, 03/02/2025 (a)(j)	Lending Club	03/04/2022	14,426	14,426	14,218
186773721.SRDLC, 18.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	12,707	12,845	12,599
186776246.SRDLC, 30.99%, 03/24/2025 (a)(j)	Lending Club	03/28/2022	8,701	8,798	8,648
186776571.SRDLC, 10.84%, 03/02/2025 (a)(j)(k)	Lending Club	03/04/2022	9,656	9,656	1,404
186776724.SRDLC, 14.99%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	33,045	33,045	31,993
186776862.SRDLC, 12.74%, 03/02/2025 (a)(j)(k)	Lending Club	03/04/2022	12,020	12,020	4,339
186778413.SRDLC, 15.69%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	7,143	7,143	6,893
186778695.SRDLC, 14.69%, 03/15/2025 (a)(j)	Lending Club	03/04/2022	8,434	8,434	8,220
186779898.SRDLC, 9.09%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	5,784	5,784	5,667
186780275.SRDLC, 19.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	8,718	8,814	8,534
186782843.SRDLC, 24.79%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	20,605	20,605	19,739
186784007.SRDLC, 28.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	17,329	17,329	16,602
186784052.SRDLC, 30.99%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	13,052	13,197	12,826
186784874.SRDLC, 12.54%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,291	4,338	4,218
186786554.SRDLC, 11.74%, 03/02/2027 (a)(j)	Lending Club	03/04/2022	28,655	28,655	27,947
186787477.SRDLC, 5.99%, 03/10/2025 (a)(j)	Lending Club	03/07/2022	4,103	4,103	4,046
186787643.SRDLC, 7.59%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	9,875	9,875	9,736
186787670.SRDLC, 30.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	11,352	11,490	11,179
186787796.SRDLC, 7.49%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	5,196	5,196	5,170
186788217.SRDLC, 15.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	32,198	32,198	31,024
186790897.SRDLC, 17.39%, 03/10/2025 (a)(j)(k)	Lending Club	03/14/2022	10,403	10,403	3,900
186791798.SRDLC, 23.99%, 03/16/2027 (a)(j)	Lending Club	03/04/2022	23,632	23,632	22,513
186792901.SRDLC, 14.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	7,343	7,343	7,112
186793247.SRDLC, 17.49%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	2,363	2,389	2,338
186797391.SRDLC, 30.99%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	9,271	9,383	9,110
186799571.SRDLC, 16.49%, 03/11/2027 (a)(j)	Lending Club	03/04/2022	11,568	11,568	11,162
186799618.SRDLC, 28.99%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	1,733	1,752	1,710
186801721.SRDLC, 10.49%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	8,293	8,293	8,126
186803441.SRDLC, 10.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	36,380	36,380	35,513
186804749.SRDLC, 16.19%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	2,692	2,692	2,597
186805386.SRDLC, 6.74%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	12,315	12,315	12,138
186805633.SRDLC, 18.49%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	4,230	4,276	4,186
186806066.SRDLC, 5.59%, 03/15/2025 (a)(j)	Lending Club	03/09/2022	4,259	4,259	4,239
186809107.SRDLC, 28.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	3,379	3,416	3,323
186810869.SRDLC, 24.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	11,163	11,163	10,684
186811188.SRDLC, 16.19%, 03/16/2025 (a)(j)(k)	Lending Club	03/07/2022	7,068	7,068	6,860
186812331.SRDLC, 12.99%, 03/23/2025 (a)(j)(k)	Lending Club	03/07/2022	8,134	8,134	1,272
186813004.SRDLC, 17.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	6,338	6,406	6,268
186813237.SRDLC, 6.99%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	20,539	20,539	20,245
186815269.SRDLC, 30.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	12,701	12,841	12,463
186816361.SRDLC, 12.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	4,173	4,173	4,056
186816513.SRDLC, 14.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	7,711	7,710	7,468
186816681.SRDLC, 12.99%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	12,520	12,520	12,168
186818540.SRDLC, 25.99%, 03/04/2025 (a)(j)(k)	Lending Club	03/08/2022	17,665	17,894	2,568
186818765.SRDLC, 30.99%, 03/10/2027 (a)(j)	Lending Club	03/07/2022	4,774	4,832	4,675
186819598.SRDLC, 18.49%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	4,653	4,704	4,611
186819952.SRDLC, 30.99%, 03/10/2027 (a)(j)(k)	Lending Club	03/07/2022	5,774	5,850	5,680
186820218.SRDLC, 13.19%, 03/26/2027 (a)(j)	Lending Club	03/07/2022	21,227	21,227	20,616
186820799.SRDLC, 26.49%, 03/14/2026 (a)(j)	Lending Club	03/16/2022	3,575	3,618	3,511
186823822.SRDLC, 7.74%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	7,409	7,409	7,303
186824468.SRDLC, 9.49%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	16,311	16,311	15,921
186825061.SRDLC, 9.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	30,533	30,533	29,817
186826265.SRDLC, 28.49%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	1,969	1,991	1,932
186826333.SRDLC, 25.99%, 03/20/2027 (a)(j)	Lending Club	03/17/2022	4,711	4,769	4,648
186830632.SRDLC, 7.09%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	9,007	9,007	8,834

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186831107.SRDLC, 22.99%, 03/31/2025 (a)(j)	Lending Club	03/18/2022	$2,851	$2,882	$2,824
186831594.SRDLC, 6.59%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	16,414	16,414	16,178
186832201.SRDLC, 16.39%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	15,489	15,489	14,943
186832447.SRDLC, 5.59%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	2,455	2,455	2,420
186833531.SRDLC, 30.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	10,681	10,802	10,338
186833830.SRDLC, 28.99%, 03/15/2025 (a)(j)	Lending Club	03/08/2022	3,507	3,546	3,439
186834062.SRDLC, 5.59%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	26,915	26,915	26,393
186834383.SRDLC, 6.59%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	32,827	32,827	32,357
186835181.SRDLC, 6.59%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	8,125	8,125	8,008
186835752.SRDLC, 9.69%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	24,826	24,826	24,332
186836967.SRDLC, 12.69%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	6,414	6,414	6,217
186837086.SRDLC, 14.49%, 03/10/2027 (a)(j)	Lending Club	03/07/2022	15,639	15,639	15,172
186837726.SRDLC, 7.59%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	6,583	6,583	6,489
186838206.SRDLC, 6.59%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	15,593	15,593	15,370
186838258.SRDLC, 14.24%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	5,300	5,357	5,239
186838683.SRDLC, 11.24%, 03/20/2025 (a)(j)	Lending Club	03/11/2022	10,974	10,974	10,764
186839002.SRDLC, 24.49%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	4,678	4,734	4,586
186841310.SRDLC, 9.29%, 03/03/2025 (a)(j)(k)	Lending Club	03/07/2022	9,919	9,919	9,719
186841662.SRDLC, 25.99%, 03/20/2027 (a)(j)(k)	Lending Club	03/11/2022	24,111	24,425	11,065
186842035.SRDLC, 17.19%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	1,687	1,687	1,628
186842406.SRDLC, 9.59%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	4,136	4,136	4,055
186842521.SRDLC, 16.19%, 03/15/2025 (a)(j)	Lending Club	03/07/2022	3,398	3,398	3,292
186842695.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	13,224	13,381	13,111
186843437.SRDLC, 28.99%, 03/05/2025 (a)(j)(k)	Lending Club	03/07/2022	4,178	4,232	733
186843462.SRDLC, 28.49%, 04/04/2027 (a)(j)(k)	Lending Club	04/06/2022	19,002	19,249	18,515
186843869.SRDLC, 25.74%, 03/24/2025 (a)(j)	Lending Club	03/28/2022	5,162	5,219	5,114
186844674.SRDLC, 17.19%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	2,024	2,024	1,953
186844698.SRDLC, 25.99%, 07/03/2024 (a)(j)(k)	Lending Club	03/07/2022	3,605	3,652	239
186845535.SRDLC, 11.49%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	3,326	3,326	3,259
186845838.SRDLC, 17.19%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	4,217	4,217	4,069
186845846.SRDLC, 11.69%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	7,487	7,487	7,337
186846768.SRDLC, 22.49%, 03/03/2025 (a)(j)(k)	Lending Club	03/07/2022	2,757	2,793	669
186847292.SRDLC, 30.99%, 03/07/2027 (a)(j)(k)	Lending Club	03/09/2022	14,436	14,624	14,179
186847923.SRDLC, 30.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	6,961	7,038	6,881
186848558.SRDLC, 25.49%, 03/15/2025 (a)(j)(k)	Lending Club	03/10/2022	6,768	6,812	6,616
186849373.SRDLC, 12.49%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	1,000	1,000	972
186849738.SRDLC, 15.69%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	840	840	811
186850090.SRDLC, 30.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	10,406	10,532	10,220
186851000.SRDLC, 11.19%, 03/04/2025 (a)(j)(k)	Lending Club	03/08/2022	20,000	20,000	19,704
186851436.SRDLC, 20.49%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	5,441	5,499	5,361
186851932.SRDLC, 28.99%, 03/07/2024 (a)(j)	Lending Club	03/09/2022	3,671	3,706	3,667
186852060.SRDLC, 25.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	3,955	3,999	3,893
186852061.SRDLC, 15.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	1,682	1,682	1,623
186853537.SRDLC, 30.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	18,920	19,150	18,583
186854659.SRDLC, 18.49%, 03/04/2027 (a)(j)(k)	Lending Club	03/08/2022	3,309	3,309	3,160
186855078.SRDLC, 22.49%, 03/15/2025 (a)(j)	Lending Club	03/11/2022	6,864	6,939	6,782
186855159.SRDLC, 23.99%, 03/28/2027 (a)(j)(k)	Lending Club	03/09/2022	23,437	23,437	22,266
186855976.SRDLC, 30.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	11,827	11,972	11,615
186856510.SRDLC, 30.99%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	5,220	5,278	5,129
186857181.SRDLC, 30.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	11,825	11,969	11,614
186857816.SRDLC, 6.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	16,380	16,380	16,146
186859192.SRDLC, 25.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	5,629	5,629	5,339
186859608.SRDLC, 8.99%, 03/15/2027 (a)(j)(k)	Lending Club	03/08/2022	18,932	18,932	2,810
186859612.SRDLC, 23.49%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	21,294	21,294	20,217
186859882.SRDLC, 20.99%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	7,808	7,808	7,457
186860203.SRDLC, 6.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	32,863	32,863	32,399
186860250.SRDLC, 30.99%, 03/20/2027 (a)(j)(k)	Lending Club	03/09/2022	11,696	11,848	3,184

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186860547.SRDLC, 9.99%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	$27,219	$27,219	$26,551
186861655.SRDLC, 20.49%, 03/10/2027 (a)(j)(k)	Lending Club	03/14/2022	6,882	6,882	1,001
186862002.SRDLC, 22.49%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	17,718	17,718	16,813
186862268.SRDLC, 30.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	5,581	5,649	5,482
186863025.SRDLC, 27.49%, 08/18/2027 (a)(j)(k)	Lending Club	03/07/2022	5,700	5,772	3,709
186863352.SRDLC, 17.24%, 04/30/2025 (a)(j)	Lending Club	03/07/2022	11,784	11,911	11,712
186863423.SRDLC, 4.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	16,341	16,341	16,107
186864141.SRDLC, 24.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	18,734	18,961	18,387
186865643.SRDLC, 20.24%, 03/10/2025 (a)(j)	Lending Club	03/07/2022	4,268	4,314	4,213
186865652.SRDLC, 25.49%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	2,150	2,173	2,113
186868654.SRDLC, 15.19%, 03/11/2027 (a)(j)	Lending Club	03/08/2022	22,958	22,958	22,152
186869127.SRDLC, 18.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	6,756	6,756	6,471
186869195.SRDLC, 30.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	5,203	5,266	5,140
186869536.SRDLC, 8.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	3,717	3,717	3,664
186870125.SRDLC, 16.99%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	1,012	1,012	976
186870252.SRDLC, 30.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	9,460	9,575	9,291
186872196.SRDLC, 8.24%, 03/17/2025 (a)(j)	Lending Club	03/08/2022	33,086	33,086	32,647
186874394.SRDLC, 19.99%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	9,340	9,441	9,203
186874455.SRDLC, 5.59%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,864	2,864	2,824
186876529.SRDLC, 21.99%, 03/03/2025 (a)(j)	Lending Club	03/07/2022	10,236	10,236	9,795
186878387.SRDLC, 10.49%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	20,893	20,893	20,382
186878812.SRDLC, 30.24%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	10,866	10,998	10,696
186880394.SRDLC, 12.24%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	29,803	29,803	28,975
186880643.SRDLC, 6.49%, 03/15/2025 (a)(j)	Lending Club	03/08/2022	5,921	5,921	5,842
186880718.SRDLC, 30.99%, 03/15/2027 (a)(j)	Lending Club	03/11/2022	11,424	11,564	11,237
186881064.SRDLC, 9.29%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	20,667	20,667	20,254
186881471.SRDLC, 8.24%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,243	8,243	8,126
186882814.SRDLC, 9.74%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	10,881	10,881	10,619
186883253.SRDLC, 30.99%, 03/03/2027 (a)(j)	Lending Club	03/07/2022	4,730	4,787	4,646
186883462.SRDLC, 20.49%, 04/04/2025 (a)(j)(k)	Lending Club	04/06/2022	14,069	14,252	2,913
186883666.SRDLC, 21.79%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,527	8,527	8,168
186883905.SRDLC, 5.59%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,184	8,184	8,067
186884409.SRDLC, 30.99%, 03/18/2025 (a)(j)(k)	Lending Club	03/07/2022	3,790	3,840	372
186885615.SRDLC, 9.59%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	6,618	6,618	6,486
186885801.SRDLC, 25.49%, 03/15/2025 (a)(j)	Lending Club	03/08/2022	4,334	4,381	4,252
186886262.SRDLC, 28.99%, 03/14/2025 (a)(j)	Lending Club	03/07/2022	2,131	2,155	2,100
186887274.SRDLC, 13.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	6,694	6,694	6,508
186887509.SRDLC, 30.99%, 03/07/2027 (a)(j)(k)	Lending Club	03/09/2022	9,543	9,659	9,380
186887684.SRDLC, 23.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	9,236	9,236	8,786
186887752.SRDLC, 9.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	5,383	5,383	5,276
186887816.SRDLC, 26.74%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	3,122	3,155	3,041
186887863.SRDLC, 19.44%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	5,936	5,936	5,692
186888572.SRDLC, 14.44%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	4,189	4,189	4,073
186890838.SRDLC, 9.49%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	6,524	6,524	6,365
186890975.SRDLC, 18.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	22,219	22,219	21,233
186890980.SRDLC, 30.99%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	9,441	9,564	9,276
186892953.SRDLC, 9.69%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	19,946	19,946	19,458
186893891.SRDLC, 5.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	32,773	32,773	32,305
186894617.SRDLC, 9.34%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	17,664	17,664	17,231
186894895.SRDLC, 13.19%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	23,382	23,382	22,733
186894964.SRDLC, 19.99%, 03/19/2027 (a)(j)	Lending Club	03/08/2022	14,053	14,222	13,837
186894997.SRDLC, 30.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	2,087	2,110	2,058
186897446.SRDLC, 21.49%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	18,608	18,608	17,667
186898217.SRDLC, 26.24%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	747	755	729
186898646.SRDLC, 30.99%, 02/04/2028 (a)(j)(k)	Lending Club	03/08/2022	6,454	6,537	820
186899161.SRDLC, 20.49%, 03/27/2027 (a)(j)	Lending Club	03/08/2022	5,480	5,546	5,421
186899942.SRDLC, 8.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	32,996	32,996	32,525

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186900684.SRDLC, 15.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	$22,999	$22,999	$22,170
186900994.SRDLC, 30.99%, 08/10/2025 (a)(j)	Lending Club	03/08/2022	9,158	9,277	6,222
186901302.SRDLC, 13.49%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	33,429	33,429	32,505
186901896.SRDLC, 18.19%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	9,216	9,216	8,832
186902256.SRDLC, 30.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	7,379	7,469	7,263
186902418.SRDLC, 30.99%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	7,379	7,468	7,251
186902851.SRDLC, 28.99%, 03/18/2025 (a)(j)	Lending Club	03/08/2022	4,380	4,434	4,320
186903091.SRDLC, 7.59%, 03/22/2025 (a)(j)	Lending Club	03/09/2022	7,227	7,227	7,125
186903373.SRDLC, 17.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	5,070	5,125	5,010
186904149.SRDLC, 11.89%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	29,131	29,131	28,551
186905651.SRDLC, 18.99%, 03/08/2026 (a)(j)	Lending Club	03/10/2022	13,451	13,605	13,239
186905982.SRDLC, 6.79%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	5,751	5,751	5,673
186906144.SRDLC, 30.49%, 03/15/2025 (a)(j)	Lending Club	03/14/2022	2,340	2,366	2,307
186907056.SRDLC, 28.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	3,812	3,854	3,743
186908329.SRDLC, 19.49%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	17,973	17,973	17,275
186908663.SRDLC, 5.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,193	8,193	8,076
186908684.SRDLC, 9.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	10,887	10,887	10,621
186909305.SRDLC, 12.54%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	1,667	1,685	1,647
186909328.SRDLC, 18.99%, 03/19/2025 (a)(j)	Lending Club	03/08/2022	5,133	5,133	4,947
186909356.SRDLC, 22.99%, 03/04/2025 (a)(j)(k)	Lending Club	03/08/2022	3,792	3,842	523
186909994.SRDLC, 28.99%, 03/16/2025 (a)(j)(k)	Lending Club	03/08/2022	3,943	3,985	3,885
186910060.SRDLC, 30.99%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	7,946	8,043	7,809
186910066.SRDLC, 14.04%, 03/13/2026 (a)(j)	Lending Club	03/08/2022	8,901	9,002	8,765
186910636.SRDLC, 12.19%, 03/11/2025 (a)(j)(k)	Lending Club	03/15/2022	8,311	8,311	3,054
186911198.SRDLC, 22.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	2,565	2,593	2,537
186913037.SRDLC, 8.74%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	12,382	12,382	12,205
186913728.SRDLC, 30.49%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	17,384	17,576	17,147
186914338.SRDLC, 7.49%, 03/16/2025 (a)(j)	Lending Club	03/09/2022	32,985	32,985	32,534
186914343.SRDLC, 10.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,304	8,304	8,138
186914579.SRDLC, 27.99%, 03/04/2025 (a)(j)	Lending Club	03/08/2022	5,187	5,244	5,093
186914848.SRDLC, 30.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	18,352	18,576	18,063
186914996.SRDLC, 6.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,461	2,461	2,426
186916189.SRDLC, 23.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	22,435	22,435	21,300
186917027.SRDLC, 30.99%, 03/17/2027 (a)(j)	Lending Club	03/09/2022	4,782	4,844	4,718
186917181.SRDLC, 20.49%, 03/15/2025 (a)(j)	Lending Club	03/09/2022	4,303	4,348	4,254
186918776.SRDLC, 7.09%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	35,963	35,963	5,414
186919095.SRDLC, 13.19%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	23,769	23,769	23,027
186919628.SRDLC, 15.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	10,079	10,079	9,729
186921060.SRDLC, 12.49%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	6,669	6,669	6,484
186921772.SRDLC, 16.19%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	7,404	7,404	7,148
186921775.SRDLC, 30.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	4,730	4,787	4,653
186922130.SRDLC, 16.99%, 03/16/2025 (a)(j)	Lending Club	03/09/2022	8,472	8,563	8,394
186922494.SRDLC, 10.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	33,215	33,215	32,551
186922822.SRDLC, 27.99%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	10,987	10,987	1,616
186923282.SRDLC, 9.59%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	6,618	6,618	6,486
186923495.SRDLC, 28.99%, 03/04/2027 (a)(j)	Lending Club	03/08/2022	9,430	9,430	8,947
186923646.SRDLC, 20.49%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	4,251	4,297	4,195
186925202.SRDLC, 30.99%, 03/22/2026 (a)(j)(k)	Lending Club	03/09/2022	9,669	9,794	1,806
186925691.SRDLC, 30.99%, 03/15/2027 (a)(j)(k)	Lending Club	04/01/2022	4,836	4,898	4,667
186925869.SRDLC, 22.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	1,283	1,296	1,268
186927765.SRDLC, 18.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	11,776	11,776	11,301
186929069.SRDLC, 23.49%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	6,538	6,538	6,209
186929124.SRDLC, 17.99%, 03/31/2025 (a)(j)	Lending Club	03/09/2022	14,609	14,772	14,446
186929213.SRDLC, 24.79%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	5,151	5,151	4,933
186929745.SRDLC, 6.59%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	9,027	9,027	8,898
186929796.SRDLC, 12.54%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,001	2,022	1,978
186929997.SRDLC, 5.09%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	8,402	8,402	8,251

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186930176.SRDLC, 30.49%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	$9,454	$9,558	$9,299
186930217.SRDLC, 14.19%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	2,744	2,744	2,704
186930238.SRDLC, 17.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,451	8,541	8,355
186930558.SRDLC, 9.84%, 03/15/2025 (a)(j)	Lending Club	03/09/2022	9,960	9,960	9,777
186934357.SRDLC, 23.49%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	4,302	4,349	4,247
186934755.SRDLC, 18.19%, 03/15/2025 (a)(j)	Lending Club	03/09/2022	5,524	5,524	5,308
186935113.SRDLC, 15.49%, 03/07/2024 (a)(j)	Lending Club	03/09/2022	1,479	1,492	1,471
186935363.SRDLC, 30.99%, 03/18/2027 (a)(j)	Lending Club	03/22/2022	14,190	14,363	14,048
186936722.SRDLC, 7.59%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	32,966	32,966	32,518
186936790.SRDLC, 30.49%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	6,144	6,219	6,048
186937917.SRDLC, 17.74%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	7,601	7,683	7,515
186938222.SRDLC, 18.49%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	4,426	4,483	1,817
186938507.SRDLC, 7.09%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	16,436	16,436	16,204
186938563.SRDLC, 22.99%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	4,701	4,762	840
186938697.SRDLC, 30.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	8,041	8,138	7,944
186938756.SRDLC, 22.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	6,840	6,915	6,762
186939170.SRDLC, 15.99%, 03/14/2025 (a)(j)	Lending Club	03/09/2022	4,221	4,266	4,180
186941232.SRDLC, 8.24%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,243	8,243	8,126
186941874.SRDLC, 15.99%, 03/08/2025 (a)(j)	Lending Club	03/09/2022	5,385	5,443	5,326
186942033.SRDLC, 6.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	5,743	5,743	5,661
186943871.SRDLC, 30.99%, 03/04/2025 (a)(j)	Lending Club	03/09/2022	4,334	4,382	4,266
186944478.SRDLC, 17.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	844	853	835
186944501.SRDLC, 7.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	11,533	11,533	11,368
186944620.SRDLC, 30.99%, 03/30/2027 (a)(j)(k)	Lending Club	04/01/2022	9,929	10,058	1,444
186945043.SRDLC, 30.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	6,764	6,846	6,657
186946625.SRDLC, 22.99%, 03/17/2025 (a)(j)	Lending Club	03/09/2022	6,639	6,712	6,557
186946979.SRDLC, 17.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,535	2,562	2,507
186946994.SRDLC, 30.99%, 03/01/2027 (a)(j)	Lending Club	03/09/2022	14,099	14,271	13,869
186947728.SRDLC, 20.49%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	8,914	8,914	8,517
186948086.SRDLC, 9.49%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	5,437	5,437	5,304
186948516.SRDLC, 29.74%, 04/06/2025 (a)(j)	Lending Club	03/09/2022	1,850	1,872	1,815
186949502.SRDLC, 19.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	5,938	6,002	5,856
186950304.SRDLC, 30.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	11,438	11,578	11,235
186950596.SRDLC, 5.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	32,773	32,773	32,305
186950730.SRDLC, 5.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	13,929	13,929	13,729
186952065.SRDLC, 17.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	5,070	5,125	5,013
186952635.SRDLC, 7.24%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	32,885	32,885	32,415
186952678.SRDLC, 5.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	15,567	15,567	15,345
186952792.SRDLC, 26.99%, 03/20/2024 (a)(j)	Lending Club	03/09/2022	3,103	3,132	3,100
186952838.SRDLC, 30.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	5,676	5,746	5,574
186952903.SRDLC, 19.49%, 03/07/2027 (a)(j)(k)	Lending Club	03/09/2022	5,755	5,830	905
186953143.SRDLC, 13.19%, 03/23/2027 (a)(j)	Lending Club	03/10/2022	12,878	12,878	12,500
186953189.SRDLC, 18.99%, 03/22/2027 (a)(j)	Lending Club	03/09/2022	13,082	13,082	12,533
186954345.SRDLC, 30.99%, 03/10/2026 (a)(j)	Lending Club	03/14/2022	4,501	4,554	4,432
186954862.SRDLC, 9.59%, 03/08/2025 (a)(j)(k)	Lending Club	03/10/2022	16,662	16,662	2,423
186955240.SRDLC, 20.99%, 03/07/2027 (a)(j)(k)	Lending Club	03/09/2022	8,000	8,104	1,163
186955508.SRDLC, 30.99%, 03/25/2025 (a)(j)	Lending Club	03/23/2022	8,047	8,136	7,975
186956488.SRDLC, 12.54%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	4,377	4,423	4,326
186957057.SRDLC, 12.74%, 03/16/2024 (a)(j)	Lending Club	03/15/2022	14,711	14,847	14,651
186957097.SRDLC, 9.59%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	8,689	8,689	1,712
186957333.SRDLC, 9.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	8,710	8,710	8,497
186958180.SRDLC, 30.99%, 03/16/2027 (a)(j)(k)	Lending Club	03/09/2022	4,928	4,992	716
186958321.SRDLC, 30.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	7,544	7,636	7,453
186958422.SRDLC, 29.74%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,441	4,491	4,296
186958654.SRDLC, 14.49%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	8,711	8,711	8,439
186959040.SRDLC, 16.99%, 03/07/2027 (a)(j)(k)	Lending Club	03/09/2022	5,504	5,570	5,400
186959392.SRDLC, 30.99%, 03/15/2027 (a)(j)	Lending Club	03/11/2022	5,711	5,781	5,635

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186960205.SRDLC, 6.59%, 03/28/2027 (a)(j)(k)	Lending Club	03/09/2022	$17,155	$17,155	$16,838
186960953.SRDLC, 6.59%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	19,696	19,696	19,415
186963432.SRDLC, 5.59%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	10,570	10,570	10,369
186963564.SRDLC, 6.59%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,473	2,473	2,440
186963965.SRDLC, 21.49%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	5,582	5,649	5,495
186965774.SRDLC, 22.99%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	8,770	8,864	8,662
186966365.SRDLC, 30.99%, 03/17/2025 (a)(j)	Lending Club	03/09/2022	5,276	5,334	5,208
186966989.SRDLC, 30.99%, 03/21/2027 (a)(j)(k)	Lending Club	03/09/2022	6,934	7,024	307
186967519.SRDLC, 10.19%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	21,646	21,646	21,135
186968317.SRDLC, 14.69%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	25,134	25,134	24,435
186968818.SRDLC, 5.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	18,436	18,436	18,184
186969031.SRDLC, 25.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	4,295	4,343	4,250
186969110.SRDLC, 30.99%, 03/15/2027 (a)(j)	Lending Club	03/09/2022	9,532	9,649	9,407
186969603.SRDLC, 28.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	1,300	1,314	1,278
186969754.SRDLC, 21.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	13,554	13,721	13,261
186969770.SRDLC, 27.49%, 03/20/2027 (a)(j)	Lending Club	03/09/2022	5,707	5,780	5,690
186969924.SRDLC, 17.19%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	28,961	28,961	27,929
186970990.SRDLC, 10.99%, 03/18/2025 (a)(j)	Lending Club	03/09/2022	9,173	9,173	9,000
186971589.SRDLC, 9.29%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	4,131	4,131	4,048
186972144.SRDLC, 22.99%, 03/16/2025 (a)(j)(k)	Lending Club	03/09/2022	2,149	2,149	2,069
186973856.SRDLC, 11.19%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	21,838	21,838	21,307
186974562.SRDLC, 17.19%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	4,219	4,219	4,080
186974858.SRDLC, 12.49%, 03/16/2027 (a)(j)	Lending Club	03/09/2022	14,657	14,657	14,222
186975112.SRDLC, 22.49%, 03/22/2025 (a)(j)	Lending Club	03/16/2022	8,585	8,679	8,516
186975750.SRDLC, 30.99%, 03/10/2025 (a)(j)	Lending Club	03/09/2022	2,794	2,825	2,746
186975831.SRDLC, 27.49%, 03/16/2027 (a)(j)	Lending Club	03/09/2022	9,480	9,595	9,448
186976156.SRDLC, 19.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,686	2,715	2,647
186976477.SRDLC, 21.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	5,886	5,886	5,638
186977311.SRDLC, 22.99%, 03/01/2027 (a)(j)	Lending Club	03/09/2022	6,501	6,579	6,404
186977592.SRDLC, 27.49%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	5,644	5,712	5,629
186977896.SRDLC, 27.74%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	23,525	23,810	23,413
186978035.SRDLC, 6.99%, 03/01/2025 (a)(j)	Lending Club	03/09/2022	15,588	15,588	15,362
186978206.SRDLC, 17.19%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	23,058	23,058	22,228
186978254.SRDLC, 8.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	36,202	36,202	35,512
186978338.SRDLC, 28.49%, 03/17/2025 (a)(j)	Lending Club	03/09/2022	9,621	9,728	9,447
186979291.SRDLC, 26.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	3,102	3,136	3,053
186980070.SRDLC, 7.09%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	4,602	4,602	4,536
186980107.SRDLC, 23.49%, 03/10/2026 (a)(j)	Lending Club	03/14/2022	22,634	22,897	22,314
186980309.SRDLC, 10.99%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	8,304	8,304	8,141
186980691.SRDLC, 30.99%, 03/13/2027 (a)(j)(k)	Lending Club	03/09/2022	4,801	4,860	4,713
186980962.SRDLC, 30.49%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	14,179	14,351	13,979
186981038.SRDLC, 30.99%, 03/10/2027 (a)(j)	Lending Club	03/09/2022	5,640	5,708	5,560
186981641.SRDLC, 23.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	3,428	3,465	3,388
186982180.SRDLC, 26.24%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	1,543	1,560	1,514
186982223.SRDLC, 30.99%, 03/01/2027 (a)(j)	Lending Club	03/09/2022	9,400	9,400	8,919
186982354.SRDLC, 5.09%, 03/10/2025 (a)(j)	Lending Club	03/09/2022	6,233	6,233	6,169
186982361.SRDLC, 22.49%, 03/07/2026 (a)(j)	Lending Club	03/09/2022	18,070	18,279	17,796
186982644.SRDLC, 12.54%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	6,349	6,416	6,277
186982976.SRDLC, 17.99%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	7,606	7,688	7,534
186983409.SRDLC, 15.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,100	2,122	2,076
186983820.SRDLC, 23.99%, 03/17/2025 (a)(j)	Lending Club	03/09/2022	8,639	8,734	8,557
186984103.SRDLC, 12.69%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	11,962	11,962	11,588
186984751.SRDLC, 23.99%, 03/12/2025 (a)(j)	Lending Club	03/09/2022	13,627	13,776	13,469
186985079.SRDLC, 30.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	14,190	14,363	13,989
186985421.SRDLC, 12.49%, 03/10/2025 (a)(j)	Lending Club	03/09/2022	8,347	8,347	8,128
186985653.SRDLC, 21.49%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	8,521	8,521	8,165
186986577.SRDLC, 30.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	8,701	8,797	8,587

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
186987081.SRDLC, 30.99%, 03/20/2025 (a)(j)(k)	Lending Club	03/09/2022	$5,523	$5,594	$5,458
186987216.SRDLC, 11.19%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	27,298	27,298	26,633
186987619.SRDLC, 30.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,175	2,199	2,142
186988151.SRDLC, 28.49%, 03/07/2027 (a)(j)(k)	Lending Club	03/09/2022	6,058	6,136	6,018
186988932.SRDLC, 8.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	14,481	14,481	14,205
186990845.SRDLC, 8.99%, 03/12/2027 (a)(j)	Lending Club	03/09/2022	13,595	13,595	13,343
186990892.SRDLC, 23.49%, 03/11/2027 (a)(j)(k)	Lending Club	03/15/2022	14,450	14,450	2,257
186991595.SRDLC, 28.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	22,631	22,631	21,491
186991800.SRDLC, 20.74%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,506	8,598	8,390
186991977.SRDLC, 18.74%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	10,159	10,269	10,045
186992140.SRDLC, 27.99%, 03/15/2024 (a)(j)	Lending Club	03/10/2022	3,808	3,844	3,786
186993852.SRDLC, 9.09%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	4,131	4,131	4,050
186994906.SRDLC, 30.99%, 03/15/2025 (a)(j)	Lending Club	03/09/2022	2,192	2,216	2,161
186994916.SRDLC, 6.59%, 04/28/2027 (a)(j)	Lending Club	03/09/2022	22,079	22,079	21,677
186994940.SRDLC, 30.99%, 03/07/2027 (a)(j)	Lending Club	03/09/2022	11,352	11,490	11,173
186995154.SRDLC, 15.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	1,934	1,955	1,912
186995899.SRDLC, 24.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,577	2,605	2,536
186996001.SRDLC, 10.99%, 03/15/2025 (a)(j)	Lending Club	03/10/2022	24,979	24,979	24,508
186996360.SRDLC, 30.99%, 03/20/2025 (a)(j)	Lending Club	03/10/2022	3,705	3,747	3,644
186996547.SRDLC, 30.99%, 03/15/2027 (a)(j)(k)	Lending Club	03/09/2022	10,715	10,854	2,912
186997520.SRDLC, 21.49%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	5,989	6,050	5,921
186997746.SRDLC, 5.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	3,277	3,277	3,230
186997911.SRDLC, 24.99%, 03/07/2025 (a)(j)(k)	Lending Club	03/09/2022	8,297	8,404	2,054
186998317.SRDLC, 30.49%, 04/30/2027 (a)(j)	Lending Club	03/09/2022	9,271	9,390	9,305
186998840.SRDLC, 6.49%, 03/20/2025 (a)(j)	Lending Club	03/09/2022	24,687	24,687	24,349
186999371.SRDLC, 7.59%, 03/16/2025 (a)(j)	Lending Club	03/10/2022	6,596	6,596	6,508
187000623.SRDLC, 30.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	2,612	2,639	2,562
187002010.SRDLC, 17.99%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	6,338	6,407	6,286
187002217.SRDLC, 19.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	4,241	4,286	4,183
187002654.SRDLC, 30.99%, 03/20/2025 (a)(j)	Lending Club	03/16/2022	3,153	3,188	3,117
187003180.SRDLC, 30.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	18,523	18,749	18,229
187003355.SRDLC, 30.99%, 03/25/2027 (a)(j)	Lending Club	03/14/2022	14,386	14,573	14,257
187003763.SRDLC, 21.99%, 03/10/2025 (a)(j)	Lending Club	03/10/2022	4,272	4,319	4,219
187004185.SRDLC, 20.49%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	21,253	21,483	20,962
187004337.SRDLC, 14.99%, 03/17/2027 (a)(j)	Lending Club	03/10/2022	22,122	22,122	21,497
187007026.SRDLC, 16.19%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	7,404	7,404	7,155
187007115.SRDLC, 30.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	4,350	4,399	4,284
187007624.SRDLC, 28.49%, 03/15/2025 (a)(j)	Lending Club	03/09/2022	5,227	5,285	5,146
187008942.SRDLC, 15.29%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	2,833	2,833	2,735
187009222.SRDLC, 28.99%, 03/07/2025 (a)(j)	Lending Club	03/09/2022	8,664	8,760	8,518
187009900.SRDLC, 16.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	4,215	4,215	4,069
187010379.SRDLC, 15.99%, 04/26/2025 (a)(j)	Lending Club	03/09/2022	3,220	3,255	3,202
187012069.SRDLC, 30.99%, 03/15/2025 (a)(j)(k)	Lending Club	03/11/2022	7,722	7,822	1,123
187012487.SRDLC, 21.49%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	3,131	3,165	3,097
187013586.SRDLC, 5.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	8,194	8,194	8,082
187013940.SRDLC, 18.49%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	20,624	20,624	19,709
187014518.SRDLC, 9.69%, 03/16/2027 (a)(j)	Lending Club	03/11/2022	31,801	31,801	31,065
187014710.SRDLC, 20.49%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	3,060	3,094	3,027
187014822.SRDLC, 15.49%, 03/10/2025 (a)(j)	Lending Club	03/10/2022	4,625	4,674	4,575
187015235.SRDLC, 30.99%, 03/08/2027 (a)(j)(k)	Lending Club	03/10/2022	8,802	8,917	2,356
187016656.SRDLC, 27.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	8,646	8,741	8,504
187016803.SRDLC, 7.24%, 03/15/2025 (a)(j)	Lending Club	03/10/2022	32,944	32,944	32,495
187016906.SRDLC, 20.99%, 03/24/2027 (a)(j)	Lending Club	03/14/2022	17,830	17,830	17,099
187017386.SRDLC, 30.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	2,612	2,641	2,564
187017395.SRDLC, 28.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	13,673	13,840	13,723
187017868.SRDLC, 18.99%, 03/20/2025 (a)(j)	Lending Club	03/14/2022	29,831	29,831	28,760
187018701.SRDLC, 16.99%, 04/28/2025 (a)(j)	Lending Club	03/10/2022	8,141	8,141	7,902

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187019293.SRDLC, 29.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	$17,001	$17,001	$16,152
187019567.SRDLC, 9.49%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	25,010	25,010	24,400
187019977.SRDLC, 26.24%, 03/13/2025 (a)(j)	Lending Club	03/10/2022	2,164	2,187	2,127
187020605.SRDLC, 13.74%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	10,984	10,984	10,644
187022209.SRDLC, 30.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	6,811	6,893	6,704
187023324.SRDLC, 30.99%, 03/15/2027 (a)(j)	Lending Club	03/17/2022	7,946	8,043	7,855
187024361.SRDLC, 23.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	8,570	8,570	8,210
187024410.SRDLC, 14.49%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	2,513	2,513	2,444
187024503.SRDLC, 30.99%, 03/20/2025 (a)(j)	Lending Club	03/16/2022	6,946	7,024	6,890
187024750.SRDLC, 22.74%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	4,098	4,143	4,052
187029679.SRDLC, 30.99%, 03/08/2025 (a)(j)(k)	Lending Club	03/10/2022	3,410	3,454	612
187030017.SRDLC, 12.34%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	13,344	13,344	12,936
187030695.SRDLC, 6.59%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	3,281	3,281	3,235
187031324.SRDLC, 27.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	9,414	9,528	9,365
187031627.SRDLC, 12.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	25,040	25,040	24,351
187032911.SRDLC, 16.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	6,744	6,744	6,512
187033012.SRDLC, 12.74%, 03/16/2025 (a)(j)	Lending Club	03/11/2022	1,004	1,004	978
187033106.SRDLC, 17.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	5,855	5,918	5,790
187033122.SRDLC, 7.09%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	24,229	24,229	23,765
187034307.SRDLC, 24.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	1,287	1,301	1,267
187034438.SRDLC, 8.79%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	4,953	4,953	4,883
187035689.SRDLC, 12.54%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	2,084	2,106	2,061
187035966.SRDLC, 23.49%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	9,339	9,339	8,873
187036809.SRDLC, 30.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	1,305	1,320	1,286
187036897.SRDLC, 30.99%, 03/23/2027 (a)(j)	Lending Club	03/25/2022	9,457	9,551	9,387
187037256.SRDLC, 23.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	11,218	11,218	10,668
187037815.SRDLC, 25.99%, 03/14/2027 (a)(j)(k)	Lending Club	03/16/2022	10,423	10,549	10,279
187038529.SRDLC, 22.49%, 03/15/2025 (a)(j)(k)	Lending Club	03/10/2022	7,555	7,653	1,057
187038824.SRDLC, 8.24%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	11,541	11,541	11,377
187039305.SRDLC, 24.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	2,577	2,605	2,537
187039708.SRDLC, 21.49%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	4,652	4,708	4,580
187039842.SRDLC, 6.59%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	8,207	8,207	8,091
187040123.SRDLC, 30.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	21,752	21,996	21,584
187040321.SRDLC, 21.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	14,994	14,994	14,260
187040621.SRDLC, 23.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	7,469	7,469	7,109
187040626.SRDLC, 9.34%, 03/23/2027 (a)(j)	Lending Club	03/10/2022	11,829	11,829	11,554
187040937.SRDLC, 30.99%, 03/21/2027 (a)(j)(k)	Lending Club	03/23/2022	4,812	4,875	4,757
187042692.SRDLC, 11.89%, 03/08/2027 (a)(j)(k)	Lending Club	03/10/2022	26,668	26,668	3,878
187042914.SRDLC, 17.19%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	1,096	1,096	1,059
187043557.SRDLC, 30.99%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	11,352	11,490	11,179
187044456.SRDLC, 28.49%, 03/08/2027 (a)(j)	Lending Club	03/10/2022	7,914	8,010	7,873
187044734.SRDLC, 15.99%, 03/08/2025 (a)(j)	Lending Club	03/10/2022	5,887	5,950	5,821
187045339.SRDLC, 16.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	6,744	6,744	6,512
187045611.SRDLC, 15.74%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	2,858	2,888	2,827
187045971.SRDLC, 7.09%, 03/02/2027 (a)(j)	Lending Club	03/15/2022	13,483	13,483	13,228
187046745.SRDLC, 19.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	4,246	4,291	4,190
187047990.SRDLC, 30.99%, 03/01/2027 (a)(j)(k)	Lending Club	03/23/2022	6,363	6,446	1,142
187048685.SRDLC, 6.59%, 03/11/2027 (a)(j)	Lending Club	03/15/2022	13,403	13,403	13,148
187049271.SRDLC, 20.49%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	5,101	5,156	5,034
187049632.SRDLC, 16.49%, 03/20/2025 (a)(j)	Lending Club	03/11/2022	5,539	5,598	5,480
187050428.SRDLC, 22.49%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	5,593	5,660	5,515
187050484.SRDLC, 30.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	14,190	14,363	14,018
187050949.SRDLC, 21.49%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	1,724	1,745	1,701
187051535.SRDLC, 27.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	4,302	4,350	4,233
187052570.SRDLC, 22.99%, 03/01/2025 (a)(j)	Lending Club	03/16/2022	10,995	11,115	10,883
187053282.SRDLC, 30.99%, 03/18/2025 (a)(j)	Lending Club	03/11/2022	1,305	1,320	1,294
187053309.SRDLC, 5.59%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	10,640	10,640	10,489

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187053584.SRDLC, 30.99%, 03/17/2027 (a)(j)	Lending Club	03/11/2022	$14,190	$14,363	$13,981
187055517.SRDLC, 28.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	4,332	4,380	4,263
187056626.SRDLC, 15.19%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	9,202	9,202	8,895
187057455.SRDLC, 30.99%, 03/17/2025 (a)(j)	Lending Club	03/14/2022	2,151	2,175	2,130
187057871.SRDLC, 14.19%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	2,093	2,093	2,036
187058552.SRDLC, 27.99%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	1,038	1,037	995
187059401.SRDLC, 30.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	4,845	4,905	4,772
187060262.SRDLC, 18.99%, 03/20/2025 (a)(j)	Lending Club	03/11/2022	853	853	821
187060772.SRDLC, 20.49%, 03/15/2025 (a)(j)	Lending Club	03/11/2022	6,832	6,906	6,744
187060807.SRDLC, 22.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	2,052	2,052	1,967
187061785.SRDLC, 28.99%, 03/04/2027 (a)(j)	Lending Club	03/11/2022	16,900	17,105	16,775
187061900.SRDLC, 20.49%, 03/15/2025 (a)(j)	Lending Club	03/11/2022	10,247	10,358	10,115
187061950.SRDLC, 22.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	4,275	4,322	4,229
187062738.SRDLC, 27.99%, 03/29/2025 (a)(j)(k)	Lending Club	03/16/2022	14,782	14,782	14,296
187063181.SRDLC, 10.24%, 03/22/2027 (a)(j)	Lending Club	03/11/2022	13,000	13,000	12,696
187063469.SRDLC, 11.34%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	18,204	18,204	17,768
187063470.SRDLC, 23.19%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	5,988	5,988	5,739
187064351.SRDLC, 20.74%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	23,226	23,504	22,873
187064981.SRDLC, 16.49%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	13,932	13,932	13,463
187065183.SRDLC, 15.49%, 03/17/2025 (a)(j)	Lending Club	03/11/2022	9,277	9,377	9,193
187065357.SRDLC, 17.49%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	10,129	10,237	10,018
187065925.SRDLC, 19.49%, 03/17/2025 (a)(j)	Lending Club	03/11/2022	3,325	3,325	3,196
187066092.SRDLC, 30.99%, 03/15/2027 (a)(j)	Lending Club	03/14/2022	5,706	5,776	5,615
187066402.SRDLC, 13.49%, 03/24/2027 (a)(j)	Lending Club	03/14/2022	18,409	18,409	17,877
187066767.SRDLC, 15.49%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	8,735	8,829	8,649
187066773.SRDLC, 6.59%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	35,982	35,982	35,291
187066929.SRDLC, 7.49%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	32,912	32,912	32,466
187067030.SRDLC, 21.99%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	10,896	10,896	10,353
187067446.SRDLC, 14.19%, 03/10/2025 (a)(j)(k)	Lending Club	03/14/2022	2,148	2,148	312
187067662.SRDLC, 15.74%, 03/25/2027 (a)(j)	Lending Club	03/16/2022	30,765	30,765	29,809
187067840.SRDLC, 8.59%, 03/01/2025 (a)(j)	Lending Club	03/14/2022	8,230	8,230	8,111
187068023.SRDLC, 12.19%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	3,748	3,748	3,647
187069624.SRDLC, 19.49%, 03/17/2025 (a)(j)	Lending Club	03/11/2022	5,544	5,544	5,329
187069722.SRDLC, 30.99%, 03/25/2027 (a)(j)	Lending Club	03/14/2022	6,246	6,327	6,145
187070240.SRDLC, 21.49%, 03/20/2027 (a)(j)	Lending Club	03/14/2022	11,240	11,240	10,716
187070699.SRDLC, 30.99%, 03/15/2027 (a)(j)	Lending Club	03/17/2022	18,920	19,151	18,701
187070990.SRDLC, 15.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	6,084	6,148	6,028
187073165.SRDLC, 11.99%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	4,163	4,163	4,081
187073409.SRDLC, 9.59%, 03/10/2025 (a)(j)(k)	Lending Club	03/14/2022	10,830	10,830	1,618
187073789.SRDLC, 18.49%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	4,060	4,104	4,016
187073898.SRDLC, 12.69%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	13,697	13,697	13,278
187074059.SRDLC, 22.49%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	4,270	4,317	4,224
187076024.SRDLC, 12.19%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	23,714	23,714	22,988
187077040.SRDLC, 30.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	6,149	6,224	6,075
187077555.SRDLC, 26.99%, 03/15/2025 (a)(j)(k)	Lending Club	03/11/2022	10,909	11,051	2,803
187077933.SRDLC, 11.19%, 03/03/2027 (a)(j)	Lending Club	03/14/2022	9,099	9,099	8,877
187079283.SRDLC, 30.99%, 03/29/2027 (a)(j)	Lending Club	03/31/2022	14,190	14,352	13,823
187079325.SRDLC, 7.24%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	32,885	32,885	32,420
187079529.SRDLC, 22.49%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	8,541	8,634	8,454
187080468.SRDLC, 13.99%, 03/09/2025 (a)(j)	Lending Club	03/11/2022	5,857	5,920	5,793
187080922.SRDLC, 30.99%, 03/25/2027 (a)(j)	Lending Club	03/14/2022	4,804	4,865	4,727
187081426.SRDLC, 30.99%, 03/09/2027 (a)(j)	Lending Club	03/11/2022	14,190	14,363	13,981
187083049.SRDLC, 19.49%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	5,089	5,144	5,024
187083667.SRDLC, 30.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	7,568	7,660	7,461
187084131.SRDLC, 25.49%, 02/23/2027 (a)(j)	Lending Club	03/14/2022	7,309	7,397	7,264
187084134.SRDLC, 21.49%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	21,303	21,303	20,444
187084350.SRDLC, 30.99%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	8,701	8,792	8,531

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187085796.SRDLC, 27.49%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	$11,287	$11,424	$11,238
187087599.SRDLC, 4.99%, 03/18/2025 (a)(j)	Lending Club	03/14/2022	10,228	10,228	10,089
187087946.SRDLC, 6.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	14,956	14,956	14,776
187090647.SRDLC, 30.99%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	870	880	858
187093287.SRDLC, 24.99%, 03/10/2025 (a)(j)(k)	Lending Club	03/14/2022	7,833	7,935	1,025
187094773.SRDLC, 19.99%, 03/18/2025 (a)(j)(k)	Lending Club	03/15/2022	4,818	4,870	4,763
187095146.SRDLC, 17.49%, 03/15/2027 (a)(j)	Lending Club	03/14/2022	27,765	27,765	26,862
187096378.SRDLC, 17.24%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	18,301	18,301	17,660
187096917.SRDLC, 22.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	7,695	7,695	7,385
187099521.SRDLC, 30.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	1,214	1,227	1,198
187099924.SRDLC, 17.44%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	16,879	16,879	16,316
187101376.SRDLC, 27.99%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	5,620	5,620	5,389
187103577.SRDLC, 28.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	4,715	4,715	4,483
187103780.SRDLC, 28.99%, 03/11/2027 (a)(j)	Lending Club	03/15/2022	5,658	5,726	5,635
187104737.SRDLC, 10.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	14,116	14,116	13,840
187105051.SRDLC, 15.19%, 03/21/2025 (a)(j)	Lending Club	03/15/2022	3,375	3,375	3,269
187105742.SRDLC, 30.99%, 03/11/2027 (a)(j)	Lending Club	03/15/2022	14,209	14,393	13,973
187105908.SRDLC, 30.99%, 03/22/2027 (a)(j)	Lending Club	03/15/2022	19,139	19,388	18,831
187107161.SRDLC, 4.99%, 03/16/2025 (a)(j)	Lending Club	03/14/2022	32,717	32,717	32,275
187107777.SRDLC, 21.49%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	3,854	3,890	3,805
187109249.SRDLC, 16.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	5,058	5,058	4,888
187111599.SRDLC, 23.99%, 03/11/2027 (a)(j)	Lending Club	03/15/2022	12,152	12,152	11,561
187112294.SRDLC, 27.49%, 03/11/2027 (a)(j)	Lending Club	03/15/2022	5,644	5,712	5,622
187112380.SRDLC, 25.99%, 03/02/2025 (a)(j)(k)	Lending Club	03/15/2022	1,535	1,552	1,512
187113010.SRDLC, 28.49%, 07/14/2025 (a)(j)(k)	Lending Club	03/16/2022	21,920	22,205	5,678
187113052.SRDLC, 30.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	5,676	5,748	5,532
187113417.SRDLC, 12.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	5,843	5,843	5,685
187113627.SRDLC, 28.49%, 03/11/2027 (a)(j)	Lending Club	03/15/2022	6,595	6,675	6,569
187113823.SRDLC, 8.49%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	32,996	32,996	32,532
187114091.SRDLC, 8.59%, 03/26/2027 (a)(j)	Lending Club	03/15/2022	32,683	32,683	32,067
187114622.SRDLC, 25.74%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	8,603	8,698	8,494
187116136.SRDLC, 12.99%, 03/10/2027 (a)(j)	Lending Club	03/14/2022	26,317	26,317	25,512
187116827.SRDLC, 7.59%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	12,344	12,344	12,170
187118843.SRDLC, 25.49%, 03/10/2025 (a)(j)	Lending Club	03/14/2022	17,198	17,198	16,494
187119161.SRDLC, 25.99%, 03/29/2027 (a)(j)	Lending Club	03/16/2022	11,393	11,393	10,988
187120238.SRDLC, 28.49%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	2,597	2,625	2,565
187120319.SRDLC, 30.99%, 03/11/2027 (a)(j)	Lending Club	03/15/2022	23,858	24,143	23,478
187121118.SRDLC, 17.99%, 03/11/2025 (a)(j)(k)	Lending Club	03/15/2022	10,579	10,716	4,324
187122896.SRDLC, 30.99%, 03/29/2027 (a)(j)	Lending Club	03/31/2022	5,676	5,741	5,529
187123648.SRDLC, 30.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	9,460	9,580	9,221
187123953.SRDLC, 30.49%, 03/16/2027 (a)(j)	Lending Club	03/18/2022	4,726	4,784	4,674
187125258.SRDLC, 8.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	12,886	12,886	12,704
187125272.SRDLC, 9.99%, 03/11/2027 (a)(j)	Lending Club	03/15/2022	9,073	9,073	8,855
187127273.SRDLC, 30.99%, 03/25/2025 (a)(j)	Lending Club	03/16/2022	5,287	5,346	5,215
187128843.SRDLC, 30.99%, 03/20/2027 (a)(j)(k)	Lending Club	03/15/2022	8,979	9,096	8,924
187129496.SRDLC, 30.99%, 03/25/2027 (a)(j)	Lending Club	03/14/2022	17,295	17,295	16,538
187131130.SRDLC, 15.69%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	5,857	5,857	5,660
187131674.SRDLC, 22.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	2,822	2,853	2,796
187132024.SRDLC, 15.49%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	1,992	2,013	1,970
187132605.SRDLC, 15.99%, 03/21/2027 (a)(j)	Lending Club	03/15/2022	36,972	36,972	35,809
187133370.SRDLC, 28.99%, 04/30/2025 (a)(j)(k)	Lending Club	03/15/2022	3,721	3,769	3,679
187133675.SRDLC, 24.99%, 03/20/2027 (a)(j)	Lending Club	03/15/2022	6,127	6,201	6,057
187134429.SRDLC, 17.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	8,451	8,542	8,362
187134949.SRDLC, 30.24%, 03/10/2027 (a)(j)	Lending Club	03/22/2022	18,751	18,979	18,475
187137324.SRDLC, 25.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	1,722	1,722	1,652
187137965.SRDLC, 4.99%, 03/15/2025 (a)(j)	Lending Club	03/16/2022	12,258	12,258	12,093
187140773.SRDLC, 27.99%, 03/15/2027 (a)(j)	Lending Club	03/17/2022	5,648	5,717	5,636

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187142052.SRDLC, 5.59%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	$14,732	$14,732	$14,524
187142957.SRDLC, 6.59%, 03/15/2027 (a)(j)	Lending Club	03/16/2022	17,581	17,581	17,251
187143408.SRDLC, 12.34%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	36,496	36,496	35,390
187143516.SRDLC, 22.99%, 03/07/2025 (a)(j)	Lending Club	03/15/2022	8,564	8,656	8,452
187144146.SRDLC, 8.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	27,152	27,152	26,641
187144338.SRDLC, 30.99%, 04/04/2025 (a)(j)(k)	Lending Club	04/06/2022	6,500	6,585	2,771
187145482.SRDLC, 30.99%, 03/15/2025 (a)(j)	Lending Club	03/15/2022	1,311	1,326	1,290
187145522.SRDLC, 14.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	10,097	10,097	9,793
187146211.SRDLC, 6.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	13,507	13,507	13,251
187148537.SRDLC, 19.49%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	1,696	1,715	1,675
187148647.SRDLC, 30.99%, 03/22/2027 (a)(j)(k)	Lending Club	03/22/2022	7,010	7,101	1,949
187149771.SRDLC, 27.99%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	1,038	1,037	995
187149966.SRDLC, 14.49%, 03/25/2025 (a)(j)	Lending Club	03/16/2022	8,423	8,423	8,221
187151370.SRDLC, 30.99%, 03/17/2025 (a)(j)	Lending Club	03/15/2022	8,749	8,847	8,634
187151404.SRDLC, 15.69%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	2,521	2,521	2,437
187152660.SRDLC, 7.09%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	16,436	16,436	16,204
187153068.SRDLC, 30.99%, 03/29/2026 (a)(j)(k)	Lending Club	03/31/2022	9,311	9,415	9,111
187153289.SRDLC, 7.59%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	11,850	11,850	11,683
187155317.SRDLC, 9.59%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	3,309	3,309	3,245
187156154.SRDLC, 26.99%, 03/15/2025 (a)(j)(k)	Lending Club	03/17/2022	12,000	12,143	1,745
187156614.SRDLC, 26.74%, 03/11/2025 (a)(j)	Lending Club	03/15/2022	5,173	5,230	5,096
187156876.SRDLC, 10.19%, 03/27/2027 (a)(j)	Lending Club	03/16/2022	10,937	10,937	10,690
187157596.SRDLC, 19.96%, 03/20/2025 (a)(j)	Lending Club	03/16/2022	15,349	15,349	14,774
187158857.SRDLC, 20.99%, 03/26/2025 (a)(j)	Lending Club	03/17/2022	3,905	3,948	3,862
187158989.SRDLC, 7.74%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	32,930	32,930	32,466
187159686.SRDLC, 22.49%, 04/14/2027 (a)(j)	Lending Club	03/16/2022	37,287	37,287	35,492
187161193.SRDLC, 22.99%, 03/11/2025 (a)(j)(k)	Lending Club	03/15/2022	4,512	4,571	1,961
187161794.SRDLC, 16.39%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	14,361	14,361	13,870
187161851.SRDLC, 24.99%, 03/14/2025 (a)(j)(k)	Lending Club	03/16/2022	9,420	9,420	523
187162945.SRDLC, 24.49%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	9,176	9,289	9,030
187163922.SRDLC, 28.24%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	14,127	14,298	14,090
187163955.SRDLC, 18.74%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	4,997	5,056	4,912
187164598.SRDLC, 30.99%, 03/29/2027 (a)(j)	Lending Club	03/31/2022	5,676	5,741	5,529
187165466.SRDLC, 19.49%, 03/30/2025 (a)(j)(k)	Lending Club	03/17/2022	8,855	8,970	1,288
187165663.SRDLC, 30.99%, 03/14/2025 (a)(j)(k)	Lending Club	03/16/2022	9,289	9,410	2,488
187165954.SRDLC, 27.49%, 03/15/2027 (a)(j)	Lending Club	03/17/2022	5,644	5,712	5,632
187166501.SRDLC, 25.49%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	2,989	3,022	2,949
187166799.SRDLC, 11.19%, 03/15/2027 (a)(j)	Lending Club	03/16/2022	36,410	36,410	35,585
187170600.SRDLC, 23.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	18,696	18,921	18,468
187170952.SRDLC, 20.49%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	3,549	3,549	3,408
187171695.SRDLC, 7.59%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	3,292	3,292	3,246
187171712.SRDLC, 22.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	4,703	4,754	4,659
187172025.SRDLC, 23.49%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	2,219	2,245	2,198
187172125.SRDLC, 30.99%, 03/29/2027 (a)(j)	Lending Club	03/31/2022	14,190	14,352	13,823
187173507.SRDLC, 22.99%, 03/01/2025 (a)(j)	Lending Club	03/16/2022	6,331	6,400	6,243
187175139.SRDLC, 22.99%, 03/29/2025 (a)(j)	Lending Club	03/16/2022	8,650	8,746	8,602
187175565.SRDLC, 20.49%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	6,544	6,615	6,463
187177101.SRDLC, 13.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	8,368	8,457	8,284
187177117.SRDLC, 28.99%, 03/31/2025 (a)(j)	Lending Club	03/16/2022	2,496	2,525	2,460
187177496.SRDLC, 27.99%, 03/14/2024 (a)(j)(k)	Lending Club	03/16/2022	1,594	1,615	1,570
187181524.SRDLC, 27.99%, 03/25/2025 (a)(j)	Lending Club	03/17/2022	7,334	7,417	7,256
187181621.SRDLC, 30.49%, 04/19/2027 (a)(j)(k)	Lending Club	04/06/2022	8,400	8,509	1,221
187185335.SRDLC, 24.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	2,147	2,171	2,119
187185579.SRDLC, 23.74%, 03/20/2025 (a)(j)	Lending Club	03/17/2022	7,226	7,305	7,153
187185770.SRDLC, 23.49%, 03/02/2027 (a)(j)	Lending Club	03/16/2022	8,326	8,426	8,220
187185872.SRDLC, 27.99%, 03/20/2025 (a)(j)	Lending Club	03/16/2022	2,088	2,111	2,056
187191386.SRDLC, 30.99%, 03/14/2027 (a)(j)(k)	Lending Club	03/16/2022	14,436	14,612	14,228

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187192260.SRDLC, 25.49%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	$3,869	$3,912	$3,819
187194642.SRDLC, 28.99%, 03/17/2025 (a)(j)	Lending Club	03/16/2022	4,346	4,394	4,277
187196077.SRDLC, 28.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	5,658	5,727	5,643
187196888.SRDLC, 13.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	6,903	6,977	6,834
187199260.SRDLC, 15%, 08/14/2027 (a)(j)(k)	Lending Club	03/16/2022	4,964	5,027	2,819
187202745.SRDLC, 30.99%, 03/26/2025 (a)(j)	Lending Club	03/23/2022	2,275	2,301	2,251
187202884.SRDLC, 23.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	7,852	7,947	7,776
187204003.SRDLC, 20.24%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	2,549	2,576	2,511
187204897.SRDLC, 18.99%, 04/04/2024 (a)(j)	Lending Club	04/06/2022	3,764	3,801	3,727
187205484.SRDLC, 20.99%, 03/14/2025 (a)(j)(k)	Lending Club	03/16/2022	5,503	5,574	1,327
187207505.SRDLC, 30.99%, 03/14/2026 (a)(j)	Lending Club	03/16/2022	15,157	15,336	14,956
187208713.SRDLC, 29.24%, 03/17/2026 (a)(j)	Lending Club	03/21/2022	4,578	4,632	4,526
187208730.SRDLC, 19.49%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	3,053	3,086	3,017
187210013.SRDLC, 30.99%, 03/29/2027 (a)(j)(k)	Lending Club	03/31/2022	14,160	14,329	13,809
187210693.SRDLC, 28.49%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	21,638	21,877	21,340
187212284.SRDLC, 30.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	1,305	1,320	1,290
187212490.SRDLC, 28.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	3,032	3,066	2,991
187214657.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/23/2022	7,427	7,518	7,379
187216159.SRDLC, 30.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	3,132	3,167	3,096
187216699.SRDLC, 19.49%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	2,544	2,572	2,514
187219138.SRDLC, 30.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	7,946	8,043	7,850
187219910.SRDLC, 17.99%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	2,530	2,557	2,507
187220895.SRDLC, 16.99%, 03/01/2025 (a)(j)	Lending Club	03/16/2022	3,346	3,382	3,304
187222056.SRDLC, 28.49%, 03/25/2027 (a)(j)	Lending Club	03/29/2022	12,248	12,398	12,277
187222188.SRDLC, 23.49%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	9,339	9,452	9,225
187223726.SRDLC, 15.49%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	840	849	833
187225809.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	14,190	14,363	14,070
187225907.SRDLC, 24.99%, 03/15/2027 (a)(j)	Lending Club	03/17/2022	6,555	6,635	6,458
187227077.SRDLC, 17.99%, 03/15/2025 (a)(j)	Lending Club	03/16/2022	12,683	12,821	12,564
187227226.SRDLC, 28.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	866	876	854
187227612.SRDLC, 30.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	9,460	9,575	9,346
187228160.SRDLC, 26.49%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	4,309	4,356	4,257
187228476.SRDLC, 30.99%, 03/20/2027 (a)(j)	Lending Club	03/16/2022	13,637	13,804	13,331
187228732.SRDLC, 19.49%, 03/14/2025 (a)(j)(k)	Lending Club	03/16/2022	847	857	837
187228869.SRDLC, 12.54%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	5,419	5,477	5,364
187229868.SRDLC, 29.99%, 03/21/2025 (a)(j)	Lending Club	03/16/2022	8,750	8,848	8,627
187230381.SRDLC, 13.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	5,523	5,582	5,467
187230799.SRDLC, 14.24%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	2,679	2,708	2,653
187231533.SRDLC, 21.99%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	8,531	8,624	8,458
187232276.SRDLC, 28.99%, 03/14/2025 (a)(j)(k)	Lending Club	03/16/2022	1,444	1,463	210
187232739.SRDLC, 30.49%, 03/15/2027 (a)(j)	Lending Club	03/17/2022	7,562	7,654	7,475
187233907.SRDLC, 21.49%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	4,261	4,307	4,211
187235755.SRDLC, 20.99%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	14,872	15,050	14,665
187238400.SRDLC, 17.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	5,916	5,979	5,856
187238457.SRDLC, 18.74%, 03/14/2027 (a)(j)	Lending Club	03/16/2022	7,865	7,959	7,731
187239832.SRDLC, 21.99%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	3,839	3,881	3,805
187241100.SRDLC, 28.99%, 03/22/2025 (a)(j)(k)	Lending Club	03/17/2022	10,000	10,130	1,454
187241147.SRDLC, 30.99%, 03/14/2025 (a)(j)	Lending Club	03/16/2022	2,175	2,199	2,150
187241800.SRDLC, 30.99%, 03/17/2027 (a)(j)	Lending Club	03/17/2022	13,273	13,404	13,106
187242033.SRDLC, 30.24%, 03/17/2027 (a)(j)	Lending Club	03/21/2022	14,173	14,346	14,025
187242298.SRDLC, 28.99%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	3,898	3,941	3,846
187242328.SRDLC, 17.99%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	6,972	7,047	6,904
187243100.SRDLC, 18.49%, 03/15/2026 (a)(j)	Lending Club	03/17/2022	5,374	5,436	5,305
187243392.SRDLC, 30.99%, 03/21/2025 (a)(j)(k)	Lending Club	03/23/2022	3,980	4,032	550
187244144.SRDLC, 26.99%, 09/15/2025 (a)(j)(k)	Lending Club	03/17/2022	2,522	2,551	2,515
187244325.SRDLC, 22.49%, 03/15/2025 (a)(j)(k)	Lending Club	03/17/2022	11,523	11,672	1,675
187246625.SRDLC, 30.99%, 03/30/2027 (a)(j)(k)	Lending Club	03/17/2022	14,518	14,701	14,332

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187247273.SRDLC, 20.49%, 03/15/2027 (a)(j)(k)	Lending Club	03/17/2022	$11,398	$11,546	$4,814
187254153.SRDLC, 8.99%, 04/16/2025 (a)(j)	Lending Club	04/11/2022	5,829	5,829	5,753
187256106.SRDLC, 30.99%, 03/27/2027 (a)(j)	Lending Club	03/18/2022	8,609	8,721	8,540
187257769.SRDLC, 19.74%, 03/21/2025 (a)(j)	Lending Club	03/17/2022	8,525	8,617	8,429
187258824.SRDLC, 28.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,434	4,484	4,298
187259128.SRDLC, 30.99%, 03/18/2025 (a)(j)	Lending Club	03/17/2022	872	882	861
187265375.SRDLC, 22.99%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	8,551	8,644	8,474
187266158.SRDLC, 17.99%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	3,380	3,417	3,347
187266552.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	11,452	11,592	11,009
187266613.SRDLC, 27.99%, 03/28/2027 (a)(j)	Lending Club	03/17/2022	5,718	5,792	5,689
187272493.SRDLC, 13.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	6,026	6,092	5,924
187273036.SRDLC, 28.49%, 04/15/2027 (a)(j)	Lending Club	04/06/2022	11,529	11,679	11,204
187273576.SRDLC, 27.49%, 03/17/2027 (a)(j)	Lending Club	03/17/2022	8,480	8,583	8,453
187274598.SRDLC, 19.49%, 03/22/2026 (a)(j)	Lending Club	03/17/2022	9,018	9,122	8,920
187275330.SRDLC, 30.49%, 03/15/2027 (a)(j)(k)	Lending Club	03/17/2022	4,964	5,028	722
187276102.SRDLC, 30.99%, 03/23/2025 (a)(j)(k)	Lending Club	03/25/2022	2,896	2,933	421
187278011.SRDLC, 30.99%, 03/15/2027 (a)(j)	Lending Club	03/17/2022	11,352	11,490	11,221
187278656.SRDLC, 26.24%, 03/15/2026 (a)(j)(k)	Lending Club	03/17/2022	24,081	24,394	4,344
187280200.SRDLC, 5%, 03/30/2026 (a)(j)	Lending Club	03/17/2022	5,590	5,635	4,056
187280297.SRDLC, 30.99%, 03/09/2025 (a)(j)	Lending Club	03/17/2022	6,480	6,552	6,404
187282942.SRDLC, 13.99%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	5,198	5,253	5,148
187283205.SRDLC, 26.24%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	3,617	3,657	3,575
187284415.SRDLC, 14.24%, 03/30/2025 (a)(j)	Lending Club	03/23/2022	3,784	3,825	3,762
187285539.SRDLC, 30.99%, 03/22/2027 (a)(j)	Lending Club	03/17/2022	4,761	4,819	4,715
187288192.SRDLC, 28.99%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	4,332	4,380	4,276
187289700.SRDLC, 27.99%, 03/15/2025 (a)(j)	Lending Club	03/17/2022	4,323	4,371	4,265
187291064.SRDLC, 30.49%, 03/16/2027 (a)(j)	Lending Club	03/18/2022	14,179	14,352	14,023
187292781.SRDLC, 21.49%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	307	311	305
187296926.SRDLC, 18.99%, 03/16/2027 (a)(j)	Lending Club	03/18/2022	7,406	7,495	7,284
187297380.SRDLC, 8.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	22,962	22,962	22,646
187297514.SRDLC, 28.99%, 03/28/2025 (a)(j)	Lending Club	03/23/2022	8,722	8,820	8,638
187297824.SRDLC, 20.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	6,639	6,711	6,572
187298430.SRDLC, 30.99%, 03/29/2027 (a)(j)	Lending Club	03/31/2022	9,320	9,422	9,093
187298940.SRDLC, 27.99%, 03/18/2025 (a)(j)(k)	Lending Club	03/22/2022	5,361	5,422	5,287
187299086.SRDLC, 20.99%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	4,256	4,302	4,210
187299402.SRDLC, 20.49%, 03/16/2027 (a)(j)	Lending Club	03/18/2022	7,849	7,943	7,764
187299766.SRDLC, 18.99%, 03/16/2027 (a)(j)	Lending Club	03/18/2022	8,865	8,970	8,718
187300111.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	9,543	9,660	9,174
187300531.SRDLC, 30.99%, 04/15/2025 (a)(j)(k)	Lending Club	04/07/2022	7,429	7,525	—
187300979.SRDLC, 19.99%, 03/07/2025 (a)(j)	Lending Club	03/24/2022	2,940	2,972	2,909
187301254.SRDLC, 26.24%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	2,584	2,613	2,557
187302762.SRDLC, 20.49%, 03/02/2025 (a)(j)	Lending Club	03/18/2022	7,656	7,739	7,564
187304207.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	03/30/2022	3,584	3,624	3,498
187305059.SRDLC, 14.24%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	8,373	8,463	8,300
187308704.SRDLC, 17.49%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	5,064	5,119	5,016
187308972.SRDLC, 30.99%, 03/26/2026 (a)(j)	Lending Club	03/21/2022	5,558	5,625	5,510
187313739.SRDLC, 18.99%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	7,625	7,707	7,556
187314680.SRDLC, 28.99%, 03/21/2025 (a)(j)(k)	Lending Club	03/23/2022	4,779	4,841	655
187315215.SRDLC, 23.49%, 03/16/2026 (a)(j)	Lending Club	03/18/2022	18,107	18,318	17,888
187315282.SRDLC, 30.99%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	18,920	19,151	18,790
187315776.SRDLC, 26.24%, 03/26/2025 (a)(j)	Lending Club	03/18/2022	6,957	7,034	6,862
187317167.SRDLC, 17.99%, 03/25/2025 (a)(j)	Lending Club	03/18/2022	1,700	1,718	1,687
187317328.SRDLC, 23.49%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	7,285	7,373	7,214
187318442.SRDLC, 30.99%, 03/03/2027 (a)(j)(k)	Lending Club	03/18/2022	7,729	7,830	3,690
187320803.SRDLC, 30.99%, 03/16/2027 (a)(j)	Lending Club	03/18/2022	4,730	4,788	4,678
187322872.SRDLC, 20.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	3,625	3,663	3,567
187324350.SRDLC, 25.99%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	3,483	3,517	3,434

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187324593.SRDLC, 17.99%, 04/13/2025 (a)(j)	Lending Club	04/06/2022	$10,422	$10,537	$10,256
187324930.SRDLC, 30.99%, 03/16/2026 (a)(j)	Lending Club	03/18/2022	11,023	11,153	10,889
187325075.SRDLC, 17.49%, 03/12/2025 (a)(j)	Lending Club	03/21/2022	4,204	4,248	4,161
187326098.SRDLC, 17.99%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	13,521	13,668	13,392
187326921.SRDLC, 23.99%, 04/20/2025 (a)(j)	Lending Club	04/07/2022	8,889	8,989	8,738
187327008.SRDLC, 30.99%, 03/29/2027 (a)(j)	Lending Club	03/31/2022	13,917	14,098	13,545
187329678.SRDLC, 15.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	4,037	4,080	4,001
187330323.SRDLC, 28.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	19,021	19,253	18,534
187331199.SRDLC, 24.99%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	6,184	6,252	6,113
187332393.SRDLC, 22.49%, 03/16/2026 (a)(j)	Lending Club	03/18/2022	4,517	4,570	4,463
187332662.SRDLC, 26.49%, 03/16/2025 (a)(j)	Lending Club	03/18/2022	3,447	3,485	3,404
187333328.SRDLC, 15.99%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	7,140	7,218	7,074
187334993.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	9,460	9,576	9,380
187336142.SRDLC, 28.99%, 03/16/2025 (a)(j)(k)	Lending Club	03/18/2022	3,628	3,675	1,658
187337172.SRDLC, 30.99%, 03/16/2027 (a)(j)	Lending Club	03/18/2022	14,190	14,362	14,033
187337396.SRDLC, 20.99%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	8,511	8,604	8,417
187337889.SRDLC, 28.99%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	5,199	5,254	5,134
187340968.SRDLC, 24.99%, 04/18/2025 (a)(j)	Lending Club	04/06/2022	4,208	4,256	4,106
187341389.SRDLC, 16.99%, 03/02/2025 (a)(j)	Lending Club	03/21/2022	2,351	2,377	2,330
187344458.SRDLC, 23.49%, 03/17/2027 (a)(j)	Lending Club	03/21/2022	23,348	23,630	23,089
187344577.SRDLC, 28.99%, 03/21/2027 (a)(j)(k)	Lending Club	03/21/2022	8,299	8,407	827
187345282.SRDLC, 23.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	21,425	21,661	21,282
187346943.SRDLC, 30.99%, 03/25/2025 (a)(j)	Lending Club	03/21/2022	5,264	5,320	5,216
187347460.SRDLC, 18.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	5,373	5,431	5,326
187348658.SRDLC, 25.49%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	4,072	4,117	4,014
187349522.SRDLC, 30.99%, 04/03/2025 (a)(j)	Lending Club	04/01/2022	10,716	10,838	10,312
187354823.SRDLC, 30.99%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	4,730	4,788	4,698
187355184.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	5,676	5,745	5,633
187356072.SRDLC, 24.99%, 03/31/2025 (a)(j)	Lending Club	03/21/2022	5,217	5,274	5,150
187356525.SRDLC, 30.49%, 03/24/2026 (a)(j)	Lending Club	03/21/2022	1,385	1,401	1,371
187361064.SRDLC, 18.49%, 03/17/2027 (a)(j)	Lending Club	03/21/2022	4,624	4,679	4,549
187362610.SRDLC, 28.99%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	4,332	4,380	4,280
187363680.SRDLC, 17.99%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	1,479	1,495	1,465
187365303.SRDLC, 20.49%, 03/17/2025 (a)(j)(k)	Lending Club	03/21/2022	2,708	2,743	660
187366874.SRDLC, 30.99%, 03/05/2025 (a)(j)	Lending Club	03/21/2022	4,293	4,341	4,219
187367777.SRDLC, 30.99%, 03/30/2026 (a)(j)	Lending Club	03/22/2022	11,153	11,287	11,078
187369277.SRDLC, 19.49%, 03/25/2025 (a)(j)	Lending Club	03/21/2022	1,706	1,724	1,687
187372411.SRDLC, 28.99%, 03/17/2025 (a)(j)(k)	Lending Club	03/21/2022	2,000	2,026	291
187372513.SRDLC, 24.49%, 03/17/2027 (a)(j)	Lending Club	03/21/2022	23,391	23,674	23,063
187375311.SRDLC, 19.49%, 04/05/2026 (a)(j)	Lending Club	04/07/2022	10,956	11,084	10,689
187376132.SRDLC, 23.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	12,855	12,997	12,765
187376316.SRDLC, 30.49%, 03/22/2027 (a)(j)	Lending Club	03/24/2022	9,452	9,568	9,378
187378370.SRDLC, 17.99%, 03/21/2025 (a)(j)	Lending Club	03/21/2022	3,049	3,082	3,022
187379565.SRDLC, 30.99%, 03/16/2027 (a)(j)(k)	Lending Club	03/22/2022	16,061	16,270	15,882
187382263.SRDLC, 30.99%, 03/04/2025 (a)(j)(k)	Lending Club	03/21/2022	7,335	7,430	1,898
187382692.SRDLC, 18.99%, 03/17/2025 (a)(j)	Lending Club	03/21/2022	8,471	8,563	8,392
187382979.SRDLC, 26.49%, 03/18/2027 (a)(j)	Lending Club	03/22/2022	9,390	9,504	9,262
187383199.SRDLC, 17.49%, 03/22/2025 (a)(j)	Lending Club	03/21/2022	8,153	8,242	8,095
187383572.SRDLC, 24.49%, 03/17/2027 (a)(j)	Lending Club	03/21/2022	7,349	7,437	7,256
187386845.SRDLC, 30.99%, 04/05/2027 (a)(j)(k)	Lending Club	03/23/2022	166	168	163
187390660.SRDLC, 19.49%, 09/28/2027 (a)(j)(k)	Lending Club	03/30/2022	17,764	17,995	2,583
187394985.SRDLC, 30.99%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	10,441	10,558	10,343
187395731.SRDLC, 26.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	3,878	3,922	3,820
187398247.SRDLC, 28.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	1,733	1,752	1,714
187400455.SRDLC, 30.99%, 03/27/2025 (a)(j)	Lending Club	03/22/2022	1,316	1,331	1,299
187401784.SRDLC, 25.49%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	5,159	5,216	5,099
187401895.SRDLC, 20.49%, 03/22/2025 (a)(j)	Lending Club	03/22/2022	13,638	13,787	13,505

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187402002.SRDLC, 23.99%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	$4,114	$4,159	$4,081
187403421.SRDLC, 24.99%, 03/18/2025 (a)(j)	Lending Club	03/22/2022	3,436	3,474	3,396
187404590.SRDLC, 23.99%, 03/18/2027 (a)(j)	Lending Club	03/22/2022	9,348	9,461	9,247
187407657.SRDLC, 23.49%, 03/18/2026 (a)(j)	Lending Club	03/22/2022	10,864	10,991	10,740
187410207.SRDLC, 19.99%, 03/20/2025 (a)(j)	Lending Club	03/22/2022	4,251	4,297	4,207
187412866.SRDLC, 30.49%, 03/18/2027 (a)(j)	Lending Club	03/22/2022	9,412	9,527	9,317
187413846.SRDLC, 19.99%, 03/21/2025 (a)(j)	Lending Club	03/22/2022	4,244	4,290	4,201
187415660.SRDLC, 28.99%, 04/05/2025 (a)(j)	Lending Club	03/24/2022	3,595	3,636	3,507
187417087.SRDLC, 30.99%, 03/01/2025 (a)(j)(k)	Lending Club	03/23/2022	2,697	2,728	2,637
187418071.SRDLC, 27.49%, 03/21/2027 (a)(j)(k)	Lending Club	03/23/2022	5,803	5,879	1,537
187418539.SRDLC, 23.99%, 03/01/2025 (a)(j)(k)	Lending Club	03/22/2022	8,787	8,883	8,664
187419334.SRDLC, 30.99%, 03/30/2027 (a)(j)(k)	Lending Club	04/01/2022	4,776	4,838	4,574
187419808.SRDLC, 28.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	3,465	3,504	3,428
187420524.SRDLC, 30.99%, 03/18/2027 (a)(j)(k)	Lending Club	03/22/2022	6,749	6,837	3,275
187422244.SRDLC, 30.99%, 03/18/2027 (a)(j)(k)	Lending Club	03/22/2022	11,736	11,889	3,161
187423593.SRDLC, 17.99%, 03/25/2024 (a)(j)	Lending Club	03/22/2022	4,488	4,531	4,473
187425427.SRDLC, 30.99%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	7,235	7,311	7,112
187425429.SRDLC, 17.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	4,084	4,129	4,049
187426440.SRDLC, 28.49%, 03/21/2027 (a)(j)(k)	Lending Club	03/23/2022	4,758	4,817	4,706
187427964.SRDLC, 30.99%, 03/31/2027 (a)(j)(k)	Lending Club	03/24/2022	14,484	14,672	14,119
187428232.SRDLC, 22.49%, 03/28/2025 (a)(j)	Lending Club	03/23/2022	3,001	3,035	2,983
187428738.SRDLC, 22.99%, 03/21/2025 (a)(j)(k)	Lending Club	03/23/2022	5,517	5,589	1,395
187429515.SRDLC, 22.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	3,416	3,454	3,393
187429965.SRDLC, 28.99%, 03/16/2024 (a)(j)	Lending Club	03/23/2022	913	921	917
187430493.SRDLC, 28.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,146	3,181	3,049
187433972.SRDLC, 19.99%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	12,737	12,871	12,546
187435110.SRDLC, 17.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	844	853	837
187435569.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	18,920	19,151	18,761
187437735.SRDLC, 28.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	8,664	8,761	8,572
187437994.SRDLC, 24.99%, 04/04/2025 (a)(j)(k)	Lending Club	04/01/2022	2,187	2,210	2,110
187441218.SRDLC, 13.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	6,694	6,766	6,636
187441493.SRDLC, 30.49%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	18,905	19,136	18,747
187441544.SRDLC, 30.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	7,312	7,395	7,230
187442318.SRDLC, 17.99%, 03/02/2025 (a)(j)(k)	Lending Club	03/23/2022	8,739	8,834	8,643
187442715.SRDLC, 25.49%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	18,747	18,974	18,514
187444837.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/23/2022	7,427	7,518	7,379
187445072.SRDLC, 18.49%, 03/31/2025 (a)(j)	Lending Club	03/23/2022	2,555	2,584	2,523
187446671.SRDLC, 28.99%, 03/31/2025 (a)(j)	Lending Club	03/23/2022	3,059	3,094	3,021
187447133.SRDLC, 28.99%, 03/21/2027 (a)(j)(k)	Lending Club	03/23/2022	4,884	4,947	1,295
187447300.SRDLC, 30.49%, 04/01/2027 (a)(j)(k)	Lending Club	03/23/2022	5,653	5,726	5,543
187447743.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	9,460	9,576	9,380
187447912.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	14,190	14,364	14,123
187448298.SRDLC, 30.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	4,350	4,399	4,319
187448526.SRDLC, 23.49%, 03/31/2025 (a)(j)(k)	Lending Club	03/24/2022	4,705	4,766	864
187449396.SRDLC, 18.99%, 03/22/2027 (a)(j)	Lending Club	03/24/2022	14,812	14,990	14,588
187450206.SRDLC, 23.99%, 03/21/2027 (a)(j)(k)	Lending Club	03/23/2022	6,864	6,949	6,825
187452751.SRDLC, 28.74%, 03/16/2025 (a)(j)	Lending Club	03/30/2022	21,373	21,612	21,186
187452870.SRDLC, 21.49%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	6,210	6,281	6,055
187453710.SRDLC, 17.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	6,857	6,924	6,796
187453785.SRDLC, 25.49%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	19,122	19,353	18,889
187454106.SRDLC, 22.74%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	4,102	4,147	4,073
187454945.SRDLC, 22.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	6,413	6,483	6,368
187455901.SRDLC, 22.74%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	1,709	1,728	1,697
187456488.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	9,460	9,576	9,380
187456902.SRDLC, 21.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	8,862	8,960	8,790
187457770.SRDLC, 22.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	2,736	2,766	2,717
187457805.SRDLC, 30.99%, 04/03/2027 (a)(j)(k)	Lending Club	03/23/2022	5,884	5,961	1,081

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187460656.SRDLC, 22.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	$8,541	$8,635	$8,468
187461821.SRDLC, 22.99%, 03/21/2025 (a)(j)(k)	Lending Club	03/23/2022	4,907	4,970	713
187462931.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	14,190	14,363	14,070
187465329.SRDLC, 16.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	13,829	13,994	13,614
187467222.SRDLC, 20.49%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	6,546	6,617	6,484
187467259.SRDLC, 17.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	5,577	5,638	5,529
187469218.SRDLC, 25.49%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	13,452	13,615	13,265
187470501.SRDLC, 25.49%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	9,373	9,487	9,257
187470658.SRDLC, 29.74%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	2,169	2,194	2,153
187473488.SRDLC, 24.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	4,295	4,342	4,250
187473519.SRDLC, 24.99%, 07/21/2025 (a)(j)(k)	Lending Club	03/23/2022	4,120	4,174	599
187474710.SRDLC, 24.49%, 03/08/2024 (a)(j)	Lending Club	03/23/2022	9,332	9,422	9,360
187474925.SRDLC, 30.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	10,949	11,055	10,826
187475141.SRDLC, 23.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	3,424	3,462	3,400
187475589.SRDLC, 24.99%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	8,985	9,100	8,873
187479960.SRDLC, 30.99%, 03/22/2025 (a)(j)(k)	Lending Club	03/23/2022	9,105	9,208	8,894
187480312.SRDLC, 25.99%, 03/15/2027 (a)(j)	Lending Club	03/28/2022	5,585	5,652	5,519
187480766.SRDLC, 30.99%, 03/23/2027 (a)(j)	Lending Club	03/23/2022	9,483	9,599	9,383
187480898.SRDLC, 30.49%, 03/21/2026 (a)(j)	Lending Club	03/23/2022	18,355	18,573	18,181
187481809.SRDLC, 23.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	4,003	4,048	3,967
187481988.SRDLC, 22.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	5,583	5,641	5,536
187483864.SRDLC, 22.99%, 03/21/2024 (a)(j)	Lending Club	03/23/2022	4,522	4,566	4,540
187484926.SRDLC, 19.99%, 03/22/2024 (a)(j)	Lending Club	03/24/2022	5,984	6,042	5,973
187485299.SRDLC, 30.99%, 03/22/2027 (a)(j)	Lending Club	03/24/2022	14,190	14,345	14,089
187485758.SRDLC, 30.49%, 03/23/2027 (a)(j)	Lending Club	03/25/2022	11,343	11,481	11,260
187486081.SRDLC, 30.99%, 10/19/2025 (a)(j)(k)	Lending Club	04/06/2022	9,607	9,732	6,183
187486551.SRDLC, 28.49%, 03/31/2025 (a)(j)	Lending Club	03/23/2022	2,623	2,652	2,593
187487027.SRDLC, 21.99%, 03/21/2025 (a)(j)(k)	Lending Club	03/23/2022	10,503	10,617	10,441
187488781.SRDLC, 22.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	4,100	4,145	4,071
187489002.SRDLC, 17.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	3,798	3,839	3,765
187489246.SRDLC, 24.49%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	6,272	6,348	6,193
187492842.SRDLC, 15.54%, 03/21/2027 (a)(j)	Lending Club	03/23/2022	5,514	5,580	5,428
187493017.SRDLC, 30.99%, 03/22/2027 (a)(j)(k)	Lending Club	03/24/2022	9,780	9,907	2,719
187493386.SRDLC, 5.99%, 04/15/2025 (a)(j)	Lending Club	04/06/2022	21,185	21,185	20,907
187493907.SRDLC, 24.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	2,561	2,589	2,534
187493953.SRDLC, 24.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	2,362	2,388	2,337
187495095.SRDLC, 18.99%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	4,744	4,795	4,703
187495162.SRDLC, 21.99%, 03/21/2026 (a)(j)	Lending Club	03/23/2022	2,708	2,739	2,679
187495905.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	14,190	14,364	14,123
187496148.SRDLC, 20.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	1,403	1,418	1,389
187499615.SRDLC, 17.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	6,752	6,826	6,694
187504263.SRDLC, 18.99%, 04/19/2027 (a)(j)	Lending Club	04/06/2022	6,807	6,890	6,635
187507529.SRDLC, 19.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	2,802	2,834	2,761
187509207.SRDLC, 30.49%, 03/21/2025 (a)(j)	Lending Club	03/23/2022	6,954	7,022	6,876
187510418.SRDLC, 30.99%, 04/04/2027 (a)(j)(k)	Lending Club	03/30/2022	14,391	14,568	14,105
187511213.SRDLC, 26.49%, 03/24/2025 (a)(j)	Lending Club	03/28/2022	5,602	5,664	5,549
187512182.SRDLC, 25.49%, 03/22/2027 (a)(j)	Lending Club	03/24/2022	8,998	9,108	8,890
187512697.SRDLC, 22.99%, 03/05/2025 (a)(j)(k)	Lending Club	03/24/2022	4,425	4,474	4,366
187514131.SRDLC, 30.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	18,920	19,160	18,441
187515864.SRDLC, 13.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	6,276	6,343	6,222
187515959.SRDLC, 22.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	1,710	1,729	1,699
187515980.SRDLC, 24.99%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	9,365	9,478	9,260
187516507.SRDLC, 6.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	18,645	18,645	18,389
187518035.SRDLC, 20.49%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	6,801	6,875	6,735
187518043.SRDLC, 29.74%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	4,165	4,212	4,136
187518225.SRDLC, 20.49%, 03/23/2027 (a)(j)	Lending Club	03/25/2022	5,571	5,638	5,507
187518815.SRDLC, 27.99%, 03/22/2025 (a)(j)(k)	Lending Club	03/24/2022	3,372	3,416	490

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187518895.SRDLC, 22.49%, 03/23/2027 (a)(j)	Lending Club	03/25/2022	$7,830	$7,925	$7,760
187519245.SRDLC, 30.49%, 03/23/2027 (a)(j)	Lending Club	03/25/2022	11,190	11,327	11,096
187520954.SRDLC, 22.49%, 04/06/2027 (a)(j)(k)	Lending Club	03/24/2022	9,512	9,628	9,392
187523529.SRDLC, 30.49%, 04/15/2027 (a)(j)(k)	Lending Club	04/07/2022	10,451	10,584	10,054
187524265.SRDLC, 24.99%, 03/22/2027 (a)(j)(k)	Lending Club	03/24/2022	5,592	5,662	5,521
187526342.SRDLC, 19.49%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	6,270	6,340	6,138
187526379.SRDLC, 5.99%, 04/15/2025 (a)(j)	Lending Club	04/13/2022	33,848	33,848	33,413
187528155.SRDLC, 23.99%, 05/08/2025 (a)(j)	Lending Club	04/29/2022	10,168	10,168	9,763
187529725.SRDLC, 28.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	17,323	17,517	17,145
187530390.SRDLC, 28.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	2,599	2,628	2,573
187531536.SRDLC, 25.99%, 04/05/2025 (a)(j)	Lending Club	03/24/2022	14,764	14,933	14,394
187531570.SRDLC, 25.49%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	6,750	6,826	6,672
187532223.SRDLC, 22.49%, 03/22/2027 (a)(j)(k)	Lending Club	03/24/2022	6,652	6,731	6,556
187534180.SRDLC, 5.59%, 04/03/2025 (a)(j)(k)	Lending Club	04/14/2022	74	74	74
187535359.SRDLC, 30.99%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	4,350	4,399	4,321
187536934.SRDLC, 30.49%, 03/23/2027 (a)(j)(k)	Lending Club	03/25/2022	7,055	7,147	1,405
187540531.SRDLC, 22.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	8,551	8,645	8,494
187542274.SRDLC, 30.49%, 03/22/2027 (a)(j)	Lending Club	03/24/2022	7,940	8,037	7,878
187542436.SRDLC, 30.49%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	9,452	9,568	9,388
187543108.SRDLC, 23.99%, 03/23/2027 (a)(j)	Lending Club	03/25/2022	14,022	14,192	13,896
187543709.SRDLC, 17.99%, 03/22/2025 (a)(j)	Lending Club	03/24/2022	16,902	17,086	16,759
187545735.SRDLC, 30.99%, 03/23/2027 (a)(j)(k)	Lending Club	03/25/2022	11,826	11,980	1,720
187547112.SRDLC, 23.49%, 04/01/2027 (a)(j)(k)	Lending Club	03/25/2022	4,739	4,796	4,670
187547337.SRDLC, 19.49%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	4,241	4,288	4,178
187547351.SRDLC, 27.99%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	4,323	4,371	4,281
187547558.SRDLC, 30.99%, 03/25/2027 (a)(j)	Lending Club	03/29/2022	4,748	4,807	4,719
187547562.SRDLC, 30.99%, 03/24/2025 (a)(j)	Lending Club	03/28/2022	6,961	7,039	6,918
187547644.SRDLC, 27.79%, 04/12/2025 (a)(j)	Lending Club	04/11/2022	22,232	22,232	21,379
187547926.SRDLC, 19.49%, 03/25/2025 (a)(j)	Lending Club	03/29/2022	4,241	4,287	4,203
187548413.SRDLC, 30.99%, 03/28/2027 (a)(j)(k)	Lending Club	03/30/2022	9,535	9,659	1,865
187548600.SRDLC, 30.49%, 04/09/2027 (a)(j)(k)	Lending Club	03/28/2022	5,362	5,432	5,270
187548602.SRDLC, 22.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	9,323	9,435	9,262
187548640.SRDLC, 19.49%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	8,180	8,279	8,084
187548817.SRDLC, 19.99%, 03/25/2025 (a)(j)	Lending Club	03/29/2022	2,123	2,146	2,104
187551152.SRDLC, 30.99%, 03/22/2027 (a)(j)	Lending Club	03/24/2022	6,602	6,688	6,549
187552176.SRDLC, 28.49%, 04/01/2027 (a)(j)	Lending Club	03/28/2022	8,137	8,241	8,020
187552397.SRDLC, 24.99%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	6,442	6,509	6,380
187552655.SRDLC, 15.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	21,024	21,257	20,768
187552772.SRDLC, 22.74%, 03/31/2025 (a)(j)	Lending Club	03/28/2022	5,157	5,216	5,073
187554738.SRDLC, 28.49%, 04/13/2027 (a)(j)(k)	Lending Club	03/30/2022	19,930	20,189	2,743
187559830.SRDLC, 23.99%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	8,570	8,665	8,516
187560748.SRDLC, 15%, 07/30/2025 (a)(j)(k)	Lending Club	03/25/2022	5,535	5,596	3,372
187561457.SRDLC, 30.99%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	1,044	1,056	1,037
187562351.SRDLC, 25.99%, 04/03/2025 (a)(j)	Lending Club	03/25/2022	13,351	13,500	13,052
187562521.SRDLC, 30.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	13,051	13,198	13,000
187563557.SRDLC, 17.99%, 03/15/2025 (a)(j)	Lending Club	03/29/2022	3,841	3,883	3,809
187564444.SRDLC, 27.49%, 03/23/2027 (a)(j)(k)	Lending Club	03/25/2022	4,960	5,025	721
187566077.SRDLC, 29.49%, 04/02/2026 (a)(j)	Lending Club	04/08/2022	9,252	9,363	8,916
187566191.SRDLC, 30.99%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	4,771	4,830	4,592
187568029.SRDLC, 30.99%, 03/23/2027 (a)(j)	Lending Club	03/25/2022	14,190	14,363	14,085
187569851.SRDLC, 23.49%, 03/14/2027 (a)(j)	Lending Club	04/01/2022	13,823	13,991	13,447
187571871.SRDLC, 7.49%, 04/22/2027 (a)(j)	Lending Club	04/20/2022	2,109	2,109	2,072
187572979.SRDLC, 18.24%, 03/20/2025 (a)(j)	Lending Club	03/30/2022	4,009	4,053	3,973
187573397.SRDLC, 30.49%, 03/31/2025 (a)(j)	Lending Club	03/25/2022	4,383	4,432	4,344
187573654.SRDLC, 9.59%, 04/16/2025 (a)(j)	Lending Club	04/14/2022	21,345	21,345	20,973
187575336.SRDLC, 23.49%, 03/23/2027 (a)(j)(k)	Lending Club	03/25/2022	8,500	8,610	1,236
187576025.SRDLC, 30.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	11,352	11,496	11,065

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187580546.SRDLC, 28.99%, 03/15/2025 (a)(j)	Lending Club	03/28/2022	$4,290	$4,338	$4,246
187581030.SRDLC, 30.99%, 03/26/2027 (a)(j)	Lending Club	03/25/2022	9,486	9,602	9,412
187581437.SRDLC, 30.99%, 03/28/2026 (a)(j)	Lending Club	03/25/2022	4,618	4,673	4,570
187583183.SRDLC, 30.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	3,654	3,697	3,585
187583199.SRDLC, 30.49%, 03/29/2027 (a)(j)	Lending Club	03/31/2022	9,452	9,561	9,208
187583216.SRDLC, 25.99%, 04/17/2027 (a)(j)	Lending Club	04/14/2022	13,701	13,701	13,121
187585796.SRDLC, 28.99%, 03/23/2024 (a)(j)	Lending Club	03/25/2022	1,836	1,854	1,847
187587017.SRDLC, 26.49%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	10,146	10,253	9,963
187587643.SRDLC, 27.99%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	10,375	10,491	10,274
187588124.SRDLC, 30.99%, 03/29/2027 (a)(j)	Lending Club	03/25/2022	4,760	4,819	4,713
187588355.SRDLC, 30.99%, 03/23/2027 (a)(j)	Lending Club	03/25/2022	10,406	10,533	10,329
187592785.SRDLC, 30.99%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	9,460	9,576	9,395
187593124.SRDLC, 17.99%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	3,803	3,844	3,771
187593444.SRDLC, 23.99%, 04/13/2027 (a)(j)(k)	Lending Club	04/15/2022	19,087	19,087	7,664
187593526.SRDLC, 18.99%, 05/14/2027 (a)(j)	Lending Club	04/14/2022	1,407	1,407	1,354
187593665.SRDLC, 21.49%, 03/24/2026 (a)(j)	Lending Club	03/28/2022	6,289	6,362	6,219
187593758.SRDLC, 15.99%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	3,364	3,400	3,336
187594268.SRDLC, 22.49%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	918	928	912
187594403.SRDLC, 25.49%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	698	705	684
187595243.SRDLC, 23.49%, 03/28/2025 (a)(j)	Lending Club	03/25/2022	6,442	6,513	6,402
187595700.SRDLC, 21.49%, 03/23/2025 (a)(j)	Lending Club	03/25/2022	4,261	4,307	4,220
187596231.SRDLC, 24.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	8,572	8,665	8,505
187597607.SRDLC, 30.99%, 03/31/2027 (a)(j)(k)	Lending Club	04/04/2022	22,965	23,262	22,416
187601450.SRDLC, 27.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	10,623	10,743	10,301
187606448.SRDLC, 30.99%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	14,169	14,353	14,070
187608167.SRDLC, 27.99%, 03/24/2025 (a)(j)(k)	Lending Club	03/28/2022	3,622	3,669	1,670
187609056.SRDLC, 30.99%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	9,460	9,576	9,395
187609294.SRDLC, 16.49%, 03/24/2025 (a)(j)	Lending Club	03/28/2022	2,526	2,553	2,505
187611557.SRDLC, 26.99%, 03/24/2025 (a)(j)	Lending Club	03/28/2022	2,588	2,617	2,564
187616322.SRDLC, 9.99%, 04/07/2027 (a)(j)	Lending Club	04/06/2022	14,748	14,748	14,422
187618422.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	4,771	4,830	4,587
187620736.SRDLC, 30.99%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	9,460	9,576	9,395
187621853.SRDLC, 30.99%, 03/31/2025 (a)(j)	Lending Club	03/28/2022	8,764	8,868	8,691
187621898.SRDLC, 23.99%, 04/28/2027 (a)(j)	Lending Club	04/15/2022	24,601	24,601	23,724
187623348.SRDLC, 30.99%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	5,683	5,754	5,462
187623477.SRDLC, 30.49%, 03/24/2025 (a)(j)	Lending Club	03/28/2022	2,347	2,373	2,333
187624729.SRDLC, 30.99%, 03/05/2025 (a)(j)(k)	Lending Club	03/28/2022	3,738	3,780	3,671
187625273.SRDLC, 27.49%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	5,644	5,712	5,655
187626309.SRDLC, 17.99%, 03/25/2025 (a)(j)	Lending Club	03/29/2022	3,555	3,593	3,529
187626903.SRDLC, 23.99%, 04/03/2027 (a)(j)	Lending Club	03/29/2022	15,969	16,164	15,707
187628074.SRDLC, 11.99%, 03/24/2024 (a)(j)	Lending Club	03/28/2022	7,325	7,394	7,313
187628308.SRDLC, 30.99%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	9,460	9,576	9,395
187629164.SRDLC, 30.49%, 03/25/2027 (a)(j)	Lending Club	03/29/2022	9,452	9,568	9,393
187629900.SRDLC, 27.99%, 03/24/2025 (a)(j)	Lending Club	03/28/2022	8,646	8,742	8,566
187632083.SRDLC, 17.49%, 03/24/2025 (a)(j)(k)	Lending Club	03/28/2022	5,504	5,576	1,001
187632542.SRDLC, 23.74%, 03/25/2025 (a)(j)	Lending Club	03/29/2022	856	866	852
187636106.SRDLC, 30.99%, 03/29/2026 (a)(j)(k)	Lending Club	03/31/2022	7,471	7,568	7,271
187637005.SRDLC, 16.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	5,058	5,113	5,021
187638238.SRDLC, 30.99%, 03/10/2025 (a)(j)	Lending Club	03/29/2022	4,275	4,323	4,243
187641240.SRDLC, 26.24%, 03/24/2025 (a)(j)	Lending Club	03/28/2022	2,584	2,613	2,560
187641863.SRDLC, 25.49%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	7,223	7,299	7,088
187642052.SRDLC, 30.99%, 03/31/2027 (a)(j)	Lending Club	03/30/2022	4,742	4,804	4,711
187643474.SRDLC, 21.99%, 03/24/2027 (a)(j)	Lending Club	03/28/2022	6,519	6,598	6,463
187643783.SRDLC, 15.19%, 04/15/2025 (a)(j)(k)	Lending Club	04/19/2022	9,454	9,454	942
187646172.SRDLC, 28.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	4,328	4,376	4,295
187646351.SRDLC, 30.99%, 03/29/2026 (a)(j)	Lending Club	03/31/2022	1,102	1,115	1,076
187646651.SRDLC, 28.49%, 03/25/2025 (a)(j)	Lending Club	03/29/2022	1,731	1,750	1,716

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187648874.SRDLC, 30.99%, 03/25/2027 (a)(j)	Lending Club	03/29/2022	$4,730	$4,788	$4,700
187649484.SRDLC, 23.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	2,057	2,079	2,047
187653936.SRDLC, 30.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	5,341	5,401	5,169
187655412.SRDLC, 30.99%, 04/04/2027 (a)(j)(k)	Lending Club	04/06/2022	19,711	19,967	4,434
187656424.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	1,054	1,067	1,046
187657079.SRDLC, 30.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	4,726	4,784	4,704
187660527.SRDLC, 30.99%, 04/10/2027 (a)(j)	Lending Club	04/06/2022	9,683	9,803	9,296
187664282.SRDLC, 17.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	3,042	3,075	3,020
187665599.SRDLC, 30.99%, 03/25/2027 (a)(j)(k)	Lending Club	03/29/2022	6,203	6,279	6,169
187666286.SRDLC, 7.49%, 04/12/2025 (a)(j)	Lending Club	04/14/2022	5,091	5,091	5,022
187666337.SRDLC, 30.99%, 03/25/2025 (a)(j)	Lending Club	03/29/2022	870	880	865
187670344.SRDLC, 30.99%, 03/25/2025 (a)(j)(k)	Lending Club	03/29/2022	2,234	2,260	2,184
187671142.SRDLC, 20.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	9,401	9,515	9,151
187672826.SRDLC, 30.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	13,622	13,795	13,278
187675115.SRDLC, 30.99%, 03/31/2027 (a)(j)	Lending Club	03/30/2022	4,934	4,998	4,825
187677488.SRDLC, 28.99%, 03/25/2025 (a)(j)(k)	Lending Club	03/29/2022	6,952	7,028	6,803
187678597.SRDLC, 28.49%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	4,328	4,377	4,243
187680243.SRDLC, 19.49%, 03/25/2025 (a)(j)	Lending Club	03/29/2022	12,722	12,861	12,608
187680335.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	14,190	14,361	14,123
187681770.SRDLC, 22.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	1,275	1,289	1,268
187682075.SRDLC, 17.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	6,056	6,123	5,956
187682628.SRDLC, 20.49%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	3,927	3,970	3,845
187683385.SRDLC, 19.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	11,121	11,254	11,006
187683447.SRDLC, 20.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	4,256	4,304	4,193
187683918.SRDLC, 23.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	9,431	9,553	9,157
187683952.SRDLC, 30.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,446	4,497	4,301
187684046.SRDLC, 25.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	4,738	4,796	4,578
187684901.SRDLC, 17.49%, 04/19/2025 (a)(j)	Lending Club	04/06/2022	7,395	7,477	7,280
187687190.SRDLC, 30.99%, 03/31/2025 (a)(j)(k)	Lending Club	03/30/2022	11,201	11,347	2,249
187688454.SRDLC, 13.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	4,184	4,229	4,153
187689067.SRDLC, 10.89%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	10,197	10,197	10,001
187689256.SRDLC, 23.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	4,670	4,726	4,636
187691527.SRDLC, 16.99%, 03/28/2027 (a)(j)(k)	Lending Club	03/30/2022	7,651	7,750	1,861
187692276.SRDLC, 30.99%, 03/28/2027 (a)(j)(k)	Lending Club	03/30/2022	11,452	11,592	11,407
187693942.SRDLC, 16.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	2,947	2,979	2,925
187694094.SRDLC, 28.49%, 04/12/2025 (a)(j)	Lending Club	03/30/2022	9,047	9,151	8,880
187695089.SRDLC, 30.99%, 03/30/2026 (a)(j)(k)	Lending Club	04/01/2022	2,902	2,939	508
187697798.SRDLC, 21.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	17,678	17,891	17,497
187698352.SRDLC, 28.99%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	1,560	1,576	1,528
187698457.SRDLC, 28.99%, 04/14/2025 (a)(j)	Lending Club	04/06/2022	4,471	4,522	4,349
187698781.SRDLC, 15.49%, 03/02/2025 (a)(j)(k)	Lending Club	03/30/2022	8,654	8,748	8,558
187699788.SRDLC, 23.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	23,370	23,653	23,202
187700256.SRDLC, 20.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,189	4,235	4,099
187701388.SRDLC, 28.49%, 03/11/2027 (a)(j)(k)	Lending Club	03/30/2022	7,695	7,794	7,634
187701762.SRDLC, 30.99%, 03/28/2027 (a)(j)(k)	Lending Club	03/30/2022	14,670	14,861	4,081
187702574.SRDLC, 24.99%, 03/31/2025 (a)(j)	Lending Club	03/30/2022	5,167	5,227	5,061
187705680.SRDLC, 28.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	3,899	3,943	3,870
187708100.SRDLC, 30.99%, 04/06/2027 (a)(j)	Lending Club	03/31/2022	9,611	9,723	9,200
187708178.SRDLC, 30.49%, 04/03/2025 (a)(j)	Lending Club	03/30/2022	3,218	3,255	3,141
187708340.SRDLC, 30.99%, 04/15/2027 (a)(j)	Lending Club	04/13/2022	9,662	9,779	9,310
187708352.SRDLC, 30.99%, 04/03/2027 (a)(j)(k)	Lending Club	04/01/2022	9,654	9,779	4,179
187708889.SRDLC, 20.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	23,483	23,766	22,857
187708953.SRDLC, 21.49%, 04/04/2024 (a)(j)	Lending Club	04/06/2022	3,942	3,981	3,893
187709072.SRDLC, 30.99%, 10/04/2027 (a)(j)(k)	Lending Club	04/06/2022	9,703	9,819	5,608
187711247.SRDLC, 28.99%, 03/28/2025 (a)(j)(k)	Lending Club	03/30/2022	1,789	1,809	1,751
187711920.SRDLC, 28.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	2,599	2,628	2,580
187711960.SRDLC, 21.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	7,443	7,533	7,367

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187712696.SRDLC, 28.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	$4,159	$4,205	$4,127
187715822.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	14,190	14,364	14,123
187716768.SRDLC, 28.49%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	1,125	1,137	1,103
187717300.SRDLC, 30.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	2,613	2,636	2,593
187717342.SRDLC, 15.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	4,205	4,251	4,174
187719585.SRDLC, 28.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	10,643	10,763	10,314
187720227.SRDLC, 30.99%, 03/28/2026 (a)(j)	Lending Club	03/30/2022	2,205	2,231	2,192
187720584.SRDLC, 19.99%, 07/28/2025 (a)(j)	Lending Club	03/30/2022	4,680	4,735	4,665
187721287.SRDLC, 14.04%, 03/28/2026 (a)(j)	Lending Club	03/30/2022	2,881	2,914	2,847
187721323.SRDLC, 21.74%, 03/15/2027 (a)(j)	Lending Club	03/30/2022	4,629	4,685	4,573
187724339.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,005	4,051	3,874
187725925.SRDLC, 25.24%, 04/05/2026 (a)(j)(k)	Lending Club	03/30/2022	5,805	5,881	1,020
187726419.SRDLC, 30.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	6,806	6,889	6,774
187726884.SRDLC, 23.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	5,604	5,671	5,563
187726957.SRDLC, 20.49%, 03/30/2027 (a)(j)(k)	Lending Club	03/30/2022	7,524	7,614	7,464
187727353.SRDLC, 30.99%, 03/28/2027 (a)(j)(k)	Lending Club	03/30/2022	4,964	5,029	722
187727701.SRDLC, 28.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	2,599	2,628	2,580
187727906.SRDLC, 29.74%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	4,339	4,388	4,322
187728129.SRDLC, 30.99%, 03/28/2027 (a)(j)(k)	Lending Club	03/30/2022	9,855	9,983	1,433
187728775.SRDLC, 20.99%, 03/05/2025 (a)(j)(k)	Lending Club	03/30/2022	2,633	2,662	2,599
187729933.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	4,771	4,830	4,587
187730016.SRDLC, 26.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	1,551	1,568	1,539
187730103.SRDLC, 30.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	6,091	6,159	6,067
187731187.SRDLC, 30.99%, 05/30/2027 (a)(j)(k)	Lending Club	04/06/2022	14,368	14,555	14,041
187732651.SRDLC, 17.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	10,141	10,252	10,067
187733555.SRDLC, 30.99%, 03/29/2027 (a)(j)(k)	Lending Club	03/31/2022	14,555	14,726	13,945
187734013.SRDLC, 24.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	976	987	966
187734606.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	4,730	4,788	4,707
187734741.SRDLC, 22.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	4,000	4,043	3,973
187737195.SRDLC, 28.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	1,731	1,751	1,718
187737593.SRDLC, 28.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	4,332	4,381	4,299
187737991.SRDLC, 25.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	8,599	8,694	8,532
187738310.SRDLC, 30.99%, 03/10/2027 (a)(j)(k)	Lending Club	03/31/2022	7,712	7,806	7,421
187738763.SRDLC, 15.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	7,569	7,651	7,513
187738813.SRDLC, 18.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	14,812	14,989	14,609
187739186.SRDLC, 28.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	11,315	11,454	11,357
187740004.SRDLC, 17.99%, 03/15/2025 (a)(j)	Lending Club	03/30/2022	5,531	5,592	5,488
187740151.SRDLC, 22.74%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	2,735	2,765	2,722
187740881.SRDLC, 22.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	5,124	5,181	5,101
187741210.SRDLC, 30.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	13,051	13,198	13,000
187741519.SRDLC, 30.99%, 03/15/2025 (a)(j)	Lending Club	03/30/2022	2,858	2,890	2,810
187742712.SRDLC, 30.99%, 04/17/2027 (a)(j)	Lending Club	04/06/2022	7,200	7,294	6,961
187743339.SRDLC, 14.49%, 03/18/2025 (a)(j)	Lending Club	03/30/2022	4,793	4,845	4,748
187744064.SRDLC, 18.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	13,554	13,702	13,455
187744547.SRDLC, 28.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	1,298	1,313	1,288
187744622.SRDLC, 20.49%, 03/15/2025 (a)(j)	Lending Club	03/30/2022	9,683	9,790	9,599
187745440.SRDLC, 28.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	4,332	4,381	4,299
187746188.SRDLC, 19.49%, 04/01/2025 (a)(j)	Lending Club	03/31/2022	7,325	7,403	7,161
187746700.SRDLC, 30.99%, 03/28/2027 (a)(j)(k)	Lending Club	03/30/2022	8,377	8,486	1,218
187746746.SRDLC, 28.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	4,328	4,376	4,295
187746983.SRDLC, 23.99%, 03/31/2025 (a)(j)	Lending Club	03/30/2022	3,436	3,474	3,418
187747845.SRDLC, 17.49%, 03/16/2025 (a)(j)	Lending Club	03/30/2022	10,890	11,009	10,807
187749050.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	5,676	5,745	5,649
187749843.SRDLC, 25.99%, 07/31/2025 (a)(j)(k)	Lending Club	03/30/2022	11,487	11,635	1,670
187751211.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	6,409	6,488	6,379
187751530.SRDLC, 18.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	4,680	4,737	4,550
187752612.SRDLC, 28.99%, 03/30/2025 (a)(j)(k)	Lending Club	03/30/2022	4,736	4,797	744

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187752645.SRDLC, 26.99%, 03/28/2024 (a)(j)	Lending Club	03/30/2022	$3,806	$3,843	$3,838
187753460.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	4,730	4,788	4,707
187754067.SRDLC, 17.49%, 03/28/2026 (a)(j)	Lending Club	03/30/2022	4,468	4,520	4,417
187754377.SRDLC, 28.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	8,645	8,742	8,580
187755696.SRDLC, 30.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	13,051	13,203	12,804
187755875.SRDLC, 17.49%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	2,110	2,133	2,095
187756826.SRDLC, 17.99%, 04/10/2025 (a)(j)	Lending Club	03/30/2022	5,292	5,350	5,231
187758138.SRDLC, 22.49%, 03/28/2025 (a)(j)(k)	Lending Club	03/30/2022	4,595	4,654	1,168
187758892.SRDLC, 20.49%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	8,501	8,591	8,374
187759243.SRDLC, 28.99%, 03/29/2025 (a)(j)(k)	Lending Club	03/30/2022	2,605	2,639	379
187760320.SRDLC, 27.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	11,287	11,425	11,329
187762428.SRDLC, 30.49%, 04/20/2027 (a)(j)	Lending Club	04/07/2022	6,963	7,054	6,692
187762661.SRDLC, 24.99%, 04/04/2025 (a)(j)(k)	Lending Club	04/06/2022	5,600	5,673	814
187762709.SRDLC, 17.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	3,471	3,509	3,414
187763202.SRDLC, 22.99%, 03/28/2025 (a)(j)	Lending Club	03/30/2022	5,985	6,052	5,957
187763926.SRDLC, 24.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	5,583	5,647	5,481
187764063.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	17,802	18,001	17,220
187764071.SRDLC, 19.49%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	4,071	4,117	4,011
187764329.SRDLC, 30.99%, 04/13/2027 (a)(j)	Lending Club	03/30/2022	14,532	14,721	14,208
187764407.SRDLC, 19.49%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	8,433	8,535	8,346
187764471.SRDLC, 22.49%, 05/13/2025 (a)(j)	Lending Club	04/14/2022	21,734	21,979	21,316
187764798.SRDLC, 22.99%, 03/29/2025 (a)(j)	Lending Club	03/31/2022	6,840	6,913	6,746
187765017.SRDLC, 22.99%, 03/30/2025 (a)(j)(k)	Lending Club	04/01/2022	2,759	2,794	—
187765049.SRDLC, 27.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	13,487	13,643	13,225
187765326.SRDLC, 30.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	5,676	5,745	5,649
187765977.SRDLC, 19.49%, 04/15/2027 (a)(j)	Lending Club	04/01/2022	9,465	9,580	9,213
187766134.SRDLC, 24.99%, 03/28/2027 (a)(j)	Lending Club	03/30/2022	12,175	12,323	12,072
187767443.SRDLC, 30.99%, 03/29/2027 (a)(j)(k)	Lending Club	03/31/2022	7,745	7,840	7,421
187768851.SRDLC, 22.99%, 03/05/2025 (a)(j)(k)	Lending Club	04/01/2022	8,802	8,898	8,603
187768946.SRDLC, 12.54%, 04/15/2025 (a)(j)(k)	Lending Club	04/06/2022	9,855	9,983	3,692
187770730.SRDLC, 19.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	3,821	3,864	3,765
187770978.SRDLC, 30.49%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	5,215	5,276	5,116
187771530.SRDLC, 15.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	17,292	17,482	17,007
187771765.SRDLC, 30.99%, 03/20/2025 (a)(j)	Lending Club	04/01/2022	1,290	1,305	1,267
187772030.SRDLC, 30.49%, 04/06/2027 (a)(j)(k)	Lending Club	04/01/2022	9,675	9,800	9,261
187772301.SRDLC, 30.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	8,661	8,766	8,434
187773011.SRDLC, 13.19%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	23,172	23,172	22,478
187773304.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,450	4,501	4,305
187773425.SRDLC, 30.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	5,220	5,281	5,122
187773626.SRDLC, 14.24%, 03/10/2025 (a)(j)(k)	Lending Club	04/01/2022	2,583	2,611	2,541
187774067.SRDLC, 30.99%, 04/13/2025 (a)(j)	Lending Club	04/07/2022	6,285	6,357	6,074
187775635.SRDLC, 22.49%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	4,661	4,719	4,566
187776367.SRDLC, 22.74%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	4,273	4,321	4,215
187777756.SRDLC, 30.99%, 03/30/2027 (a)(j)(k)	Lending Club	04/01/2022	5,644	5,712	5,509
187778504.SRDLC, 30.49%, 03/30/2027 (a)(j)(k)	Lending Club	04/01/2022	4,927	4,991	864
187778653.SRDLC, 30.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	5,880	5,947	5,772
187779942.SRDLC, 30.99%, 03/30/2025 (a)(j)(k)	Lending Club	04/01/2022	3,180	3,221	3,065
187780414.SRDLC, 18.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	5,083	5,140	5,022
187780746.SRDLC, 21.49%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	7,257	7,342	7,121
187780777.SRDLC, 30.99%, 03/18/2027 (a)(j)(k)	Lending Club	04/01/2022	9,670	9,796	4,297
187781026.SRDLC, 17.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	4,225	4,273	4,175
187781426.SRDLC, 20.49%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	11,052	11,176	10,890
187781840.SRDLC, 30.99%, 03/30/2025 (a)(j)(k)	Lending Club	04/01/2022	3,125	3,164	3,009
187781877.SRDLC, 15.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	1,729	1,748	1,700
187782545.SRDLC, 16.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	13,829	13,998	13,521
187783446.SRDLC, 18.49%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	5,072	5,129	5,011
187784224.SRDLC, 22.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	3,420	3,459	3,374

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187784638.SRDLC, 22.99%, 03/02/2025 (a)(j)(k)	Lending Club	04/01/2022	$3,851	$3,898	$1,518
187784777.SRDLC, 28.49%, 04/04/2025 (a)(j)	Lending Club	04/01/2022	5,338	5,398	5,155
187786026.SRDLC, 30.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	5,676	5,748	5,532
187789570.SRDLC, 22.49%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	2,563	2,591	2,526
187789803.SRDLC, 30.24%, 03/30/2027 (a)(j)(k)	Lending Club	04/01/2022	11,900	12,055	1,730
187790097.SRDLC, 24.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	1,582	1,601	1,552
187790872.SRDLC, 30.99%, 03/02/2027 (a)(j)(k)	Lending Club	04/01/2022	5,719	5,793	5,488
187791035.SRDLC, 26.24%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	15,503	15,681	15,220
187791123.SRDLC, 30.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	8,608	8,718	8,391
187792825.SRDLC, 19.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	5,094	5,150	5,020
187793076.SRDLC, 28.99%, 04/03/2025 (a)(j)	Lending Club	04/01/2022	3,204	3,240	3,094
187793104.SRDLC, 28.99%, 03/30/2025 (a)(j)(k)	Lending Club	04/01/2022	9,264	9,385	2,172
187794659.SRDLC, 15.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,026	3,059	2,975
187795400.SRDLC, 30.99%, 03/30/2027 (a)(j)	Lending Club	04/01/2022	4,730	4,790	4,610
187795721.SRDLC, 7.49%, 04/13/2025 (a)(j)	Lending Club	04/15/2022	9,333	9,333	9,207
187796391.SRDLC, 27.99%, 04/15/2025 (a)(j)	Lending Club	04/01/2022	902	914	873
187797389.SRDLC, 30.99%, 03/15/2026 (a)(j)	Lending Club	04/01/2022	1,454	1,472	1,421
187799353.SRDLC, 17.99%, 03/30/2025 (a)(j)(k)	Lending Club	04/01/2022	6,167	6,247	897
187799361.SRDLC, 16.99%, 03/31/2027 (a)(j)	Lending Club	04/01/2022	11,991	12,138	11,671
187800170.SRDLC, 30.99%, 03/05/2025 (a)(j)(k)	Lending Club	04/01/2022	2,504	2,531	2,416
187801163.SRDLC, 21.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	8,752	8,850	8,563
187802573.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	5,341	5,401	5,166
187803166.SRDLC, 19.49%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	2,119	2,143	2,088
187804133.SRDLC, 17.24%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	3,016	3,049	2,978
187804147.SRDLC, 22.99%, 03/30/2025 (a)(j)	Lending Club	04/01/2022	2,565	2,594	2,531
187804192.SRDLC, 6.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	7,204	7,204	7,105
187809503.SRDLC, 27.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	5,312	5,312	5,092
187810172.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	14,314	14,491	13,760
187812001.SRDLC, 30.49%, 04/04/2027 (a)(j)(k)	Lending Club	04/06/2022	4,862	4,925	2,116
187812184.SRDLC, 28.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	1,774	1,794	1,721
187813470.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	2,848	2,881	2,755
187814662.SRDLC, 30.99%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	4,771	4,830	4,590
187814754.SRDLC, 30.99%, 04/18/2027 (a)(j)	Lending Club	04/07/2022	14,503	14,692	13,936
187815910.SRDLC, 26.99%, 04/18/2025 (a)(j)	Lending Club	04/06/2022	13,433	13,585	13,019
187816052.SRDLC, 28.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	5,317	5,376	5,153
187817752.SRDLC, 22.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,508	3,547	3,432
187818458.SRDLC, 19.49%, 04/04/2025 (a)(j)(k)	Lending Club	04/06/2022	1,821	1,845	699
187818533.SRDLC, 28.99%, 04/04/2025 (a)(j)(k)	Lending Club	04/06/2022	5,321	5,382	5,157
187820470.SRDLC, 20.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	1,747	1,766	1,710
187821270.SRDLC, 30.49%, 04/15/2025 (a)(j)	Lending Club	04/06/2022	3,591	3,632	3,488
187821300.SRDLC, 30.49%, 04/07/2025 (a)(j)	Lending Club	04/06/2022	2,676	2,706	2,586
187822317.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	5,726	5,796	5,505
187822913.SRDLC, 15.99%, 04/04/2024 (a)(j)	Lending Club	04/06/2022	1,168	1,180	1,157
187823371.SRDLC, 30.99%, 04/13/2027 (a)(j)	Lending Club	04/06/2022	14,446	14,634	13,866
187823915.SRDLC, 19.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,359	4,407	4,266
187824476.SRDLC, 21.99%, 04/05/2025 (a)(j)	Lending Club	04/06/2022	11,386	11,513	11,132
187824940.SRDLC, 17.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,473	3,511	3,415
187825124.SRDLC, 30.99%, 04/04/2027 (a)(j)(k)	Lending Club	04/06/2022	11,736	11,889	5,092
187830962.SRDLC, 12.54%, 04/10/2025 (a)(j)	Lending Club	04/06/2022	6,022	6,087	5,931
187832105.SRDLC, 30.99%, 05/28/2027 (a)(j)	Lending Club	04/06/2022	14,099	14,272	13,802
187832338.SRDLC, 22.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	13,154	13,301	12,870
187833165.SRDLC, 30.99%, 04/15/2027 (a)(j)	Lending Club	04/06/2022	5,790	5,865	5,559
187835742.SRDLC, 15.49%, 04/07/2025 (a)(j)	Lending Club	04/06/2022	8,651	8,745	8,512
187836068.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	8,016	8,115	7,707
187838477.SRDLC, 30.99%, 04/15/2025 (a)(j)(k)	Lending Club	04/06/2022	12,432	12,593	1,361
187839088.SRDLC, 30.99%, 04/04/2027 (a)(j)(k)	Lending Club	04/06/2022	14,670	14,861	6,396
187840012.SRDLC, 19.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,135	3,170	3,068

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187842093.SRDLC, 22.49%, 04/04/2027 (a)(j)(k)	Lending Club	04/06/2022	$9,623	$9,748	$3,851
187843197.SRDLC, 11.99%, 04/19/2027 (a)(j)	Lending Club	04/06/2022	16,728	16,728	16,364
187843892.SRDLC, 24.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,521	3,561	3,423
187844022.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	14,314	14,490	13,762
187844450.SRDLC, 30.99%, 04/04/2025 (a)(j)(k)	Lending Club	04/06/2022	1,887	1,909	1,823
187844865.SRDLC, 20.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	2,618	2,647	2,562
187845510.SRDLC, 19.49%, 04/12/2025 (a)(j)	Lending Club	04/06/2022	4,360	4,408	4,270
187845740.SRDLC, 30.99%, 04/30/2025 (a)(j)(k)	Lending Club	04/06/2022	7,557	7,646	7,321
187846033.SRDLC, 17.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	5,643	5,705	5,549
187847354.SRDLC, 25.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	23,689	23,978	22,892
187847388.SRDLC, 13.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,874	3,916	3,808
187847747.SRDLC, 19.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,354	4,402	4,262
187848474.SRDLC, 30.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	1,602	1,620	1,551
187849251.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,560	3,601	3,444
187849309.SRDLC, 28.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	10,647	10,763	10,303
187850176.SRDLC, 28.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	2,791	2,823	2,705
187850551.SRDLC, 30.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,297	4,346	4,149
187851090.SRDLC, 23.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	2,634	2,663	2,574
187851585.SRDLC, 19.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	17,816	18,031	17,339
187852320.SRDLC, 26.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	11,379	11,518	10,997
187853356.SRDLC, 30.99%, 04/04/2025 (a)(j)(k)	Lending Club	04/06/2022	7,722	7,822	1,119
187853969.SRDLC, 29.99%, 04/08/2027 (a)(j)	Lending Club	04/06/2022	8,606	8,712	8,280
187853993.SRDLC, 15.49%, 04/04/2024 (a)(j)	Lending Club	04/06/2022	1,167	1,178	1,156
187854084.SRDLC, 30.99%, 08/08/2025 (a)(j)(k)	Lending Club	04/06/2022	1,899	1,923	437
187854140.SRDLC, 20.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	13,610	13,782	13,247
187854293.SRDLC, 16.99%, 04/14/2025 (a)(j)	Lending Club	04/06/2022	4,341	4,389	4,272
187854397.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	2,670	2,700	2,583
187854697.SRDLC, 22.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	4,716	4,773	4,578
187855534.SRDLC, 30.99%, 04/04/2027 (a)(j)(k)	Lending Club	04/06/2022	19,711	19,967	4,481
187855775.SRDLC, 26.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	1,811	1,832	1,756
187856387.SRDLC, 22.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,069	3,104	3,003
187857140.SRDLC, 30.99%, 04/18/2027 (a)(j)	Lending Club	04/06/2022	4,839	4,902	4,648
187857239.SRDLC, 30.99%, 04/15/2025 (a)(j)	Lending Club	04/06/2022	2,342	2,369	2,263
187857517.SRDLC, 17.99%, 04/10/2025 (a)(j)	Lending Club	04/06/2022	2,600	2,629	2,559
187857930.SRDLC, 30.99%, 04/12/2025 (a)(j)	Lending Club	04/06/2022	8,970	9,072	8,696
187858022.SRDLC, 17.74%, 04/19/2025 (a)(j)	Lending Club	04/06/2022	4,379	4,427	4,310
187858630.SRDLC, 30.99%, 04/04/2027 (a)(j)(k)	Lending Club	04/06/2022	5,477	5,548	2,388
187859053.SRDLC, 17.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	2,605	2,633	2,561
187859227.SRDLC, 20.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	5,672	5,735	5,551
187859323.SRDLC, 30.99%, 05/25/2027 (a)(j)	Lending Club	04/06/2022	14,054	14,226	13,755
187859532.SRDLC, 20.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,368	4,416	4,275
187859602.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	890	900	861
187861515.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	6,680	6,762	6,422
187862773.SRDLC, 28.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	6,380	6,452	6,183
187862799.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	3,011	3,048	2,875
187863084.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	890	900	861
187864208.SRDLC, 18.99%, 04/12/2024 (a)(j)	Lending Club	04/06/2022	4,356	4,399	4,319
187864635.SRDLC, 24.99%, 04/20/2025 (a)(j)(k)	Lending Club	04/07/2022	6,060	6,138	5,906
187864708.SRDLC, 27.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	17,106	17,316	16,668
187865104.SRDLC, 23.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	7,553	7,644	7,341
187865693.SRDLC, 15.74%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	15,575	15,738	15,327
187865748.SRDLC, 16.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	5,198	5,256	5,111
187865773.SRDLC, 17.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	6,251	6,320	6,146
187865865.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	1,780	1,800	1,722
187866166.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	14,314	14,490	13,762
187866389.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	4,771	4,830	4,587
187869709.SRDLC, 28.99%, 04/15/2027 (a)(j)	Lending Club	04/06/2022	17,310	17,535	16,823

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187871047.SRDLC, 30.99%, 04/09/2025 (a)(j)	Lending Club	04/06/2022	$5,365	$5,426	$5,192
187871605.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	23,858	24,151	22,933
187872123.SRDLC, 30.99%, 04/06/2027 (a)(j)(k)	Lending Club	04/08/2022	11,644	11,786	11,190
187872175.SRDLC, 30.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	4,292	4,341	4,156
187872374.SRDLC, 24.99%, 04/12/2025 (a)(j)(k)	Lending Club	04/06/2022	3,575	3,621	3,484
187872532.SRDLC, 26.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	14,224	14,398	13,746
187872598.SRDLC, 30.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	1,335	1,350	1,291
187873132.SRDLC, 17.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,341	4,389	4,268
187873200.SRDLC, 17.99%, 04/04/2025 (a)(j)(k)	Lending Club	04/06/2022	3,503	3,548	3,448
187873238.SRDLC, 25.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	7,056	7,135	6,859
187873507.SRDLC, 28.74%, 04/04/2026 (a)(j)	Lending Club	04/06/2022	9,278	9,389	9,001
187875474.SRDLC, 14.09%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	37,140	37,140	36,031
187875633.SRDLC, 18.99%, 04/21/2027 (a)(j)(k)	Lending Club	04/08/2022	28,744	28,744	27,543
187875778.SRDLC, 6.79%, 04/15/2025 (a)(j)	Lending Club	04/19/2022	14,401	14,401	14,219
187876452.SRDLC, 12.99%, 04/11/2025 (a)(j)	Lending Club	04/13/2022	27,490	27,490	26,779
187876494.SRDLC, 28.49%, 04/04/2024 (a)(j)(k)	Lending Club	04/06/2022	6,356	6,420	6,268
187876607.SRDLC, 15.99%, 04/19/2025 (a)(j)	Lending Club	04/06/2022	2,620	2,649	2,586
187876882.SRDLC, 20.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	9,393	9,506	9,143
187877543.SRDLC, 26.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	11,379	11,518	10,997
187877609.SRDLC, 21.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	4,704	4,761	4,580
187877651.SRDLC, 21.99%, 05/20/2027 (a)(j)	Lending Club	04/06/2022	18,435	18,658	18,071
187878586.SRDLC, 6.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,656	4,656	4,592
187881830.SRDLC, 30.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	19,086	19,320	18,349
187882608.SRDLC, 22.49%, 04/13/2025 (a)(j)(k)	Lending Club	04/07/2022	4,699	4,760	1,007
187883261.SRDLC, 16.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	4,338	4,386	4,269
187884247.SRDLC, 30.99%, 04/08/2027 (a)(j)	Lending Club	04/06/2022	9,582	9,700	9,200
187884491.SRDLC, 30.99%, 04/17/2025 (a)(j)	Lending Club	04/06/2022	13,511	13,666	13,140
187885149.SRDLC, 30.99%, 04/23/2025 (a)(j)	Lending Club	04/06/2022	5,598	5,661	5,463
187885477.SRDLC, 27.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	4,033	4,078	3,897
187887142.SRDLC, 24.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	7,563	7,655	7,307
187887270.SRDLC, 25.49%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	8,812	8,910	8,569
187887355.SRDLC, 30.49%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	14,304	14,479	13,759
187887520.SRDLC, 26.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	14,235	14,235	13,534
187887568.SRDLC, 16.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	3,466	3,504	3,409
187890698.SRDLC, 17.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	4,775	4,828	4,696
187891190.SRDLC, 24.99%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	4,731	4,788	4,575
187894188.SRDLC, 22.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	23,561	23,846	22,872
187895127.SRDLC, 27.99%, 04/15/2025 (a)(j)	Lending Club	04/06/2022	3,749	3,791	3,632
187899203.SRDLC, 24.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	19,193	19,409	18,639
187899456.SRDLC, 30.99%, 04/21/2027 (a)(j)	Lending Club	04/08/2022	22,984	23,252	22,273
187899525.SRDLC, 24.99%, 04/07/2025 (a)(j)	Lending Club	04/11/2022	4,402	4,451	4,287
187899555.SRDLC, 19.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	5,775	5,839	5,655
187902334.SRDLC, 30.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	8,011	8,101	7,753
187902906.SRDLC, 24.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	2,640	2,670	2,567
187903235.SRDLC, 30.99%, 04/19/2027 (a)(j)	Lending Club	04/06/2022	4,837	4,900	4,682
187903875.SRDLC, 17.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	3,039	3,072	2,988
187903936.SRDLC, 29.99%, 04/10/2025 (a)(j)	Lending Club	04/08/2022	5,351	5,412	5,181
187904384.SRDLC, 30.99%, 04/08/2027 (a)(j)(k)	Lending Club	04/07/2022	5,838	5,913	2,560
187904399.SRDLC, 17.99%, 04/25/2025 (a)(j)	Lending Club	04/07/2022	4,566	4,617	4,512
187904515.SRDLC, 30.99%, 04/05/2025 (a)(j)(k)	Lending Club	04/07/2022	1,930	1,956	299
187904645.SRDLC, 23.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	8,787	8,787	8,418
187904786.SRDLC, 30.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	2,670	2,700	2,584
187904904.SRDLC, 30.99%, 04/15/2025 (a)(j)(k)	Lending Club	04/07/2022	5,949	6,026	865
187905066.SRDLC, 24.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	6,338	6,409	6,164
187905484.SRDLC, 26.74%, 04/15/2027 (a)(j)	Lending Club	04/08/2022	14,341	14,518	13,966
187906366.SRDLC, 30.99%, 04/05/2025 (a)(j)(k)	Lending Club	04/07/2022	14,742	14,934	2,144
187907513.SRDLC, 28.49%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	10,461	10,589	10,198

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187907723.SRDLC, 23.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	$5,272	$5,272	$5,051
187909316.SRDLC, 30.99%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	4,771	4,830	4,590
187909377.SRDLC, 13.19%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	5,586	5,586	5,436
187910215.SRDLC, 20.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	2,094	2,117	2,050
187910262.SRDLC, 15.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	6,917	6,993	6,800
187911176.SRDLC, 30.99%, 04/13/2027 (a)(j)	Lending Club	04/06/2022	9,151	9,270	8,783
187914262.SRDLC, 30.99%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	19,086	19,321	18,359
187914526.SRDLC, 13.19%, 05/10/2025 (a)(j)	Lending Club	04/28/2022	7,333	7,333	7,154
187916897.SRDLC, 30.99%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	8,016	8,115	7,711
187917757.SRDLC, 23.49%, 04/06/2025 (a)(j)(k)	Lending Club	04/08/2022	10,790	10,911	10,562
187920689.SRDLC, 25.49%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	6,626	6,700	6,405
187921967.SRDLC, 17.49%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	3,816	3,858	3,753
187923397.SRDLC, 30.99%, 04/16/2027 (a)(j)	Lending Club	04/07/2022	14,455	14,639	13,965
187925186.SRDLC, 25.99%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	7,581	7,673	7,329
187925702.SRDLC, 23.99%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,515	3,515	3,367
187926595.SRDLC, 22.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	6,139	6,207	6,010
187926631.SRDLC, 26.74%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	14,229	14,403	13,870
187926998.SRDLC, 7.99%, 04/30/2025 (a)(j)	Lending Club	04/19/2022	10,235	10,235	10,110
187927267.SRDLC, 26.49%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	23,707	23,996	22,920
187930185.SRDLC, 26.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	2,209	2,234	2,143
187930630.SRDLC, 27.99%, 04/20/2025 (a)(j)	Lending Club	04/07/2022	4,478	4,530	4,369
187934515.SRDLC, 30.99%, 04/20/2025 (a)(j)(k)	Lending Club	04/07/2022	14,041	14,205	13,590
187935982.SRDLC, 30.99%, 04/06/2027 (a)(j)(k)	Lending Club	04/08/2022	5,774	5,845	5,551
187936291.SRDLC, 16.49%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	4,663	4,719	4,533
187936598.SRDLC, 28.99%, 04/15/2024 (a)(j)	Lending Club	04/07/2022	4,050	4,091	3,980
187939726.SRDLC, 19.99%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	9,385	9,498	9,139
187939812.SRDLC, 14.24%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	3,876	3,919	3,812
187940222.SRDLC, 23.49%, 07/20/2025 (a)(j)(k)	Lending Club	04/08/2022	22,479	22,731	14,194
187940357.SRDLC, 30.99%, 04/08/2027 (a)(j)	Lending Club	04/08/2022	13,781	13,950	13,247
187941246.SRDLC, 22.74%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	877	886	858
187941261.SRDLC, 30.99%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	23,858	24,151	22,962
187941743.SRDLC, 30.99%, 04/06/2027 (a)(j)(k)	Lending Club	04/08/2022	5,822	5,898	5,591
187943162.SRDLC, 28.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	2,658	2,688	2,579
187943954.SRDLC, 9.99%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	36,835	36,835	35,973
187944203.SRDLC, 30.99%, 04/06/2027 (a)(j)(k)	Lending Club	04/08/2022	11,371	11,519	10,937
187944605.SRDLC, 30.99%, 04/13/2027 (a)(j)	Lending Club	04/08/2022	14,408	14,585	13,903
187945171.SRDLC, 30.99%, 04/06/2027 (a)(j)(k)	Lending Club	04/08/2022	12,373	12,533	11,906
187945878.SRDLC, 15.49%, 04/15/2024 (a)(j)	Lending Club	04/08/2022	2,345	2,368	2,327
187947629.SRDLC, 30.99%, 04/16/2027 (a)(j)	Lending Club	04/08/2022	4,814	4,876	4,651
187948199.SRDLC, 30.99%, 04/13/2027 (a)(j)	Lending Club	04/08/2022	9,612	9,731	9,241
187948779.SRDLC, 30.99%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	9,263	9,374	8,849
187951250.SRDLC, 15.69%, 04/26/2027 (a)(j)	Lending Club	04/28/2022	26,543	26,543	25,734
187953821.SRDLC, 19.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	4,359	4,407	4,268
187953962.SRDLC, 11.99%, 04/14/2027 (a)(j)	Lending Club	04/18/2022	2,959	2,959	2,893
187958137.SRDLC, 15.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	2,161	2,185	2,126
187961050.SRDLC, 11.29%, 04/27/2025 (a)(j)	Lending Club	04/29/2022	10,270	10,270	10,091
187961428.SRDLC, 11.99%, 04/11/2025 (a)(j)	Lending Club	04/13/2022	8,572	8,572	8,423
187961524.SRDLC, 30.99%, 04/06/2026 (a)(j)	Lending Club	04/08/2022	13,036	13,192	12,567
187965733.SRDLC, 30.99%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	9,543	9,660	9,183
187967810.SRDLC, 30.99%, 04/18/2027 (a)(j)(k)	Lending Club	04/08/2022	11,749	11,902	11,313
187969294.SRDLC, 25.49%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	2,644	2,673	2,572
187973616.SRDLC, 13.19%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,867	3,867	3,764
187973884.SRDLC, 9.69%, 04/27/2027 (a)(j)	Lending Club	04/29/2022	18,406	18,406	18,007
187974382.SRDLC, 24.49%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	6,618	6,698	6,399
187975935.SRDLC, 20.49%, 04/26/2025 (a)(j)	Lending Club	04/28/2022	7,855	7,855	7,604
187977450.SRDLC, 29.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	13,861	14,018	13,424
187978396.SRDLC, 30.49%, 04/01/2027 (a)(j)	Lending Club	04/08/2022	5,625	5,694	5,405

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
187978760.SRDLC, 30.99%, 04/06/2027 (a)(j)(k)	Lending Club	04/08/2022	$5,337	$5,406	$5,129
187978875.SRDLC, 23.49%, 04/16/2025 (a)(j)	Lending Club	04/11/2022	10,966	10,966	10,549
187979553.SRDLC, 30.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	1,602	1,620	1,552
187980437.SRDLC, 30.99%, 04/06/2025 (a)(j)(k)	Lending Club	04/08/2022	443	447	434
187981341.SRDLC, 21.49%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	4,720	4,778	4,604
187981645.SRDLC, 30.99%, 04/15/2025 (a)(j)	Lending Club	04/08/2022	7,371	7,455	7,127
187982842.SRDLC, 19.49%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	1,045	1,056	1,023
187982886.SRDLC, 22.49%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	22,618	22,618	21,504
187983448.SRDLC, 28.99%, 04/06/2025 (a)(j)(k)	Lending Club	04/08/2022	5,356	5,417	5,189
187984127.SRDLC, 18.49%, 04/06/2027 (a)(j)	Lending Club	04/08/2022	14,977	15,157	14,568
187984198.SRDLC, 9.69%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	18,406	18,406	17,975
187984558.SRDLC, 17.99%, 04/06/2025 (a)(j)	Lending Club	04/08/2022	1,302	1,317	1,281
187999901.SRDLC, 6.59%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	5,504	5,504	5,428
188003565.SRDLC, 13.19%, 04/04/2027 (a)(j)	Lending Club	04/06/2022	19,464	19,464	18,882
188003641.SRDLC, 7.59%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	36,646	36,646	35,965
188004259.SRDLC, 21.79%, 04/15/2025 (a)(j)(k)	Lending Club	04/06/2022	4,514	4,514	1,788
188018369.SRDLC, 14.49%, 04/04/2025 (a)(j)	Lending Club	04/06/2022	3,790	3,790	3,689
188028189.SRDLC, 12.19%, 04/12/2025 (a)(j)	Lending Club	04/14/2022	3,932	3,932	3,836
188044743.SRDLC, 23.99%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	879	879	842
188047484.SRDLC, 9.69%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	12,792	12,792	12,546
188048867.SRDLC, 11.99%, 04/12/2025 (a)(j)	Lending Club	04/14/2022	17,958	17,958	17,624
188049422.SRDLC, 18.99%, 04/18/2025 (a)(j)	Lending Club	04/13/2022	11,533	11,533	11,139
188062837.SRDLC, 7.59%, 04/30/2025 (a)(j)	Lending Club	04/07/2022	24,678	24,678	24,358
188063554.SRDLC, 14.19%, 04/05/2025 (a)(j)	Lending Club	04/07/2022	2,472	2,472	2,408
188069029.SRDLC, 7.99%, 04/05/2027 (a)(j)	Lending Club	04/07/2022	20,511	20,511	20,149
188071537.SRDLC, 14.99%, 04/13/2027 (a)(j)	Lending Club	04/11/2022	21,685	21,685	21,110
188077112.SRDLC, 7.49%, 04/06/2025 (a)(j)(k)	Lending Club	04/08/2022	33,036	33,036	32,594
188090500.SRDLC, 26.79%, 04/26/2025 (a)(j)(k)	Lending Club	04/13/2022	13,834	13,834	13,364
188093871.SRDLC, 13.19%, 04/21/2027 (a)(j)	Lending Club	04/08/2022	14,923	14,923	14,509
188101498.SRDLC, 23.99%, 04/07/2027 (a)(j)	Lending Club	04/11/2022	24,113	24,113	22,964
188102874.SRDLC, 28.99%, 04/06/2025 (a)(j)(k)	Lending Club	04/08/2022	6,618	6,618	957
188110010.SRDLC, 13.19%, 04/15/2027 (a)(j)	Lending Club	04/11/2022	15,344	15,344	14,924
188111080.SRDLC, 22.49%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	11,197	11,197	10,772
188115513.SRDLC, 7.49%, 04/07/2025 (a)(j)	Lending Club	04/11/2022	2,545	2,545	2,511
188116171.SRDLC, 10.99%, 04/15/2025 (a)(j)	Lending Club	04/08/2022	8,238	8,238	8,091
188118276.SRDLC, 14.09%, 04/29/2027 (a)(j)	Lending Club	04/12/2022	28,113	28,113	27,427
188125168.SRDLC, 7.99%, 04/07/2025 (a)(j)	Lending Club	04/11/2022	21,237	21,237	20,948
188135932.SRDLC, 25.99%, 04/07/2027 (a)(j)	Lending Club	04/11/2022	7,581	7,581	7,220
188141825.SRDLC, 16.99%, 04/15/2025 (a)(j)	Lending Club	04/11/2022	5,223	5,223	5,066
188144427.SRDLC, 22.49%, 04/09/2027 (a)(j)(k)	Lending Club	04/28/2022	8,996	8,996	8,634
188151431.SRDLC, 6.49%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	8,127	8,127	8,018
188152374.SRDLC, 6.49%, 04/08/2025 (a)(j)	Lending Club	04/12/2022	16,930	16,930	16,700
188154421.SRDLC, 6.59%, 04/07/2027 (a)(j)	Lending Club	04/11/2022	13,255	13,255	13,009
188155614.SRDLC, 12.49%, 04/27/2025 (a)(j)	Lending Club	04/29/2022	4,291	4,291	4,189
188157838.SRDLC, 9.99%, 04/01/2027 (a)(j)	Lending Club	04/18/2022	13,251	13,251	12,961
188163418.SRDLC, 8.49%, 04/28/2025 (a)(j)	Lending Club	05/02/2022	8,164	8,164	8,059
188173201.SRDLC, 9.99%, 04/08/2025 (a)(j)	Lending Club	04/12/2022	853	853	837
188176512.SRDLC, 21.49%, 04/15/2027 (a)(j)	Lending Club	04/19/2022	18,818	18,818	17,972
188177085.SRDLC, 7.09%, 04/08/2025 (a)(j)	Lending Club	04/12/2022	9,749	9,749	9,616
188180448.SRDLC, 8.99%, 04/11/2025 (a)(j)	Lending Club	04/13/2022	12,771	12,771	12,599
188180458.SRDLC, 13.19%, 04/08/2027 (a)(j)	Lending Club	04/12/2022	14,830	14,830	14,398
188180817.SRDLC, 9.69%, 04/18/2027 (a)(j)	Lending Club	04/20/2022	18,406	18,406	17,994
188186855.SRDLC, 6.59%, 04/11/2025 (a)(j)	Lending Club	04/13/2022	5,080	5,080	5,011
188187819.SRDLC, 23.99%, 04/08/2027 (a)(j)	Lending Club	04/12/2022	8,502	8,502	8,100
188192898.SRDLC, 23.49%, 04/13/2027 (a)(j)	Lending Club	04/15/2022	18,879	18,879	18,008
188193597.SRDLC, 12.49%, 04/18/2027 (a)(j)	Lending Club	04/20/2022	23,139	23,139	22,490
188196917.SRDLC, 22.49%, 04/10/2027 (a)(j)	Lending Club	04/13/2022	17,542	17,542	16,730

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
188197766.SRDLC, 8.99%, 04/11/2027 (a)(j)	Lending Club	04/13/2022	$2,941	$2,941	$2,887
188200624.SRDLC, 7.59%, 04/11/2027 (a)(j)	Lending Club	04/13/2022	15,575	15,575	15,289
188202504.SRDLC, 18.19%, 04/11/2027 (a)(j)	Lending Club	04/13/2022	9,110	9,110	8,740
188203484.SRDLC, 12.49%, 04/11/2025 (a)(j)	Lending Club	04/13/2022	6,865	6,865	6,687
188208257.SRDLC, 14.49%, 04/17/2025 (a)(j)	Lending Club	04/13/2022	1,727	1,727	1,686
188209820.SRDLC, 20.99%, 04/20/2027 (a)(j)	Lending Club	04/22/2022	9,402	9,402	9,062
188210936.SRDLC, 9.29%, 04/11/2025 (a)(j)	Lending Club	04/13/2022	13,206	13,206	12,958
188212079.SRDLC, 7.59%, 04/20/2025 (a)(j)	Lending Club	04/13/2022	6,805	6,805	6,718
188214895.SRDLC, 26.79%, 04/21/2025 (a)(j)	Lending Club	04/14/2022	15,125	15,125	14,602
188214926.SRDLC, 16.19%, 04/11/2027 (a)(j)	Lending Club	04/13/2022	5,034	5,034	4,866
188223707.SRDLC, 16.99%, 04/19/2025 (a)(j)	Lending Club	04/13/2022	12,143	12,143	11,798
188232246.SRDLC, 14.19%, 04/02/2025 (a)(j)	Lending Club	04/18/2022	23,999	23,999	23,355
188232511.SRDLC, 4.99%, 04/20/2025 (a)(j)	Lending Club	04/13/2022	9,704	9,704	9,585
188241974.SRDLC, 26.79%, 04/27/2027 (a)(j)(k)	Lending Club	04/29/2022	6,436	6,436	1,034
188242926.SRDLC, 22.49%, 05/09/2027 (a)(j)	Lending Club	05/11/2022	17,144	17,144	16,354
188243266.SRDLC, 12.99%, 04/11/2027 (a)(j)	Lending Club	04/13/2022	13,897	13,897	13,495
188245083.SRDLC, 18.99%, 04/11/2027 (a)(j)	Lending Club	04/13/2022	30,264	30,264	29,105
188253660.SRDLC, 8.99%, 04/11/2027 (a)(j)	Lending Club	04/13/2022	9,189	9,189	9,022
188257765.SRDLC, 13.19%, 04/11/2025 (a)(j)	Lending Club	04/13/2022	2,577	2,577	2,511
188262303.SRDLC, 8.99%, 04/11/2025 (a)(j)	Lending Club	04/13/2022	3,406	3,406	3,360
188269841.SRDLC, 14.99%, 04/15/2027 (a)(j)	Lending Club	04/13/2022	23,291	23,291	22,675
188271685.SRDLC, 5.09%, 04/11/2025 (a)(j)	Lending Club	04/13/2022	5,062	5,062	4,993
188272070.SRDLC, 7.59%, 04/12/2025 (a)(j)	Lending Club	04/14/2022	9,760	9,760	9,628
188288146.SRDLC, 19.49%, 04/13/2027 (a)(j)	Lending Club	04/15/2022	6,564	6,564	6,297
188299292.SRDLC, 8.99%, 04/12/2025 (a)(j)	Lending Club	04/14/2022	9,363	9,363	9,237
188303266.SRDLC, 28.99%, 04/14/2027 (a)(j)	Lending Club	04/18/2022	3,426	3,426	3,272
188306165.SRDLC, 14.19%, 04/12/2025 (a)(j)	Lending Club	04/14/2022	6,632	6,632	6,461
188317069.SRDLC, 20.99%, 04/19/2027 (a)(j)	Lending Club	04/21/2022	11,281	11,281	10,841
188317779.SRDLC, 6.99%, 04/14/2027 (a)(j)	Lending Club	04/18/2022	9,332	9,332	9,162
188325419.SRDLC, 9.59%, 04/13/2027 (a)(j)	Lending Club	04/15/2022	23,002	23,002	22,479
188334977.SRDLC, 8.99%, 04/13/2025 (a)(j)	Lending Club	04/15/2022	25,543	25,543	25,199
188335663.SRDLC, 16.99%, 04/23/2025 (a)(j)	Lending Club	04/15/2022	6,968	6,968	6,776
188347330.SRDLC, 12.49%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	7,723	7,723	7,531
188348223.SRDLC, 25.99%, 04/16/2027 (a)(j)	Lending Club	04/15/2022	15,182	15,182	14,521
188369317.SRDLC, 10%, 04/22/2027 (a)(j)	Lending Club	04/26/2022	33,152	33,152	32,427
188382495.SRDLC, 10.59%, 04/14/2027 (a)(j)	Lending Club	04/18/2022	23,050	23,050	22,534
188383621.SRDLC, 17.19%, 04/14/2027 (a)(j)	Lending Club	04/18/2022	5,977	5,977	5,784
188394163.SRDLC, 20.49%, 04/25/2025 (a)(j)	Lending Club	04/18/2022	30,763	30,763	29,783
188396800.SRDLC, 10.89%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	26,978	26,978	26,527
188413118.SRDLC, 9.79%, 04/15/2027 (a)(j)	Lending Club	04/19/2022	4,602	4,602	4,499
188414239.SRDLC, 5.99%, 04/15/2025 (a)(j)	Lending Club	04/19/2022	3,805	3,805	3,754
188423939.SRDLC, 6.59%, 04/15/2027 (a)(j)	Lending Club	04/19/2022	21,015	21,015	20,632
188429512.SRDLC, 26.79%, 04/14/2025 (a)(j)	Lending Club	04/18/2022	2,650	2,650	2,549
188443111.SRDLC, 9.99%, 04/18/2027 (a)(j)	Lending Club	04/20/2022	11,971	11,971	11,704
188449984.SRDLC, 5.49%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	8,445	8,445	8,332
188450644.SRDLC, 5.99%, 04/28/2025 (a)(j)	Lending Club	05/02/2022	4,228	4,228	4,173
188458413.SRDLC, 16.99%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	4,332	4,332	4,199
188459918.SRDLC, 12.49%, 04/21/2025 (a)(j)(k)	Lending Club	04/25/2022	20,185	20,185	19,713
188461120.SRDLC, 7.59%, 04/21/2027 (a)(j)	Lending Club	04/21/2022	9,166	9,166	9,007
188463802.SRDLC, 15.99%, 04/22/2025 (a)(j)	Lending Club	04/19/2022	8,678	8,678	8,440
188469901.SRDLC, 8.79%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	28,084	28,084	27,711
188470491.SRDLC, 7.09%, 04/25/2027 (a)(j)	Lending Club	04/27/2022	6,713	6,713	6,595
188472377.SRDLC, 20.44%, 04/21/2025 (a)(j)	Lending Club	04/25/2022	31,412	31,412	30,297
188486804.SRDLC, 14.69%, 04/28/2025 (a)(j)	Lending Club	05/02/2022	2,155	2,155	2,105
188487773.SRDLC, 8.99%, 04/21/2027 (a)(j)	Lending Club	04/25/2022	11,027	11,027	10,832
188494020.SRDLC, 15.19%, 04/18/2027 (a)(j)	Lending Club	04/20/2022	13,026	13,026	12,609
188498586.SRDLC, 16.99%, 04/27/2025 (a)(j)	Lending Club	04/29/2022	21,660	21,660	21,033

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
188506333.SRDLC, 7.59%, 04/18/2027 (a)(j)	Lending Club	04/20/2022	$16,491	$16,491	$16,193
188508384.SRDLC, 27.79%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	5,310	5,310	5,112
188511308.SRDLC, 9.99%, 04/18/2027 (a)(j)	Lending Club	04/20/2022	31,608	31,608	30,903
188512606.SRDLC, 16.19%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	9,428	9,428	9,138
188512665.SRDLC, 16.19%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	6,055	6,055	5,868
188521296.SRDLC, 30.99%, 04/21/2027 (a)(j)(k)	Lending Club	04/25/2022	24,060	24,060	23,037
188524513.SRDLC, 14.09%, 04/20/2025 (a)(j)	Lending Club	04/20/2022	15,514	15,514	15,161
188524541.SRDLC, 7.59%, 04/21/2027 (a)(j)	Lending Club	04/25/2022	10,994	10,994	10,797
188525090.SRDLC, 7.49%, 04/21/2025 (a)(j)	Lending Club	04/25/2022	1,697	1,697	1,675
188528715.SRDLC, 6.59%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	3,810	3,810	3,759
188533982.SRDLC, 14.19%, 04/18/2027 (a)(j)	Lending Club	04/20/2022	11,144	11,144	10,833
188533985.SRDLC, 8.79%, 04/25/2025 (a)(j)	Lending Club	04/27/2022	12,765	12,765	12,599
188546778.SRDLC, 14.19%, 04/19/2025 (a)(j)	Lending Club	04/21/2022	9,699	9,699	9,470
188548893.SRDLC, 7.59%, 05/03/2027 (a)(j)	Lending Club	05/05/2022	20,468	20,468	20,085
188550074.SRDLC, 5.99%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	21,984	21,984	21,689
188551734.SRDLC, 6.99%, 04/10/2025 (a)(j)	Lending Club	04/27/2022	10,140	10,140	10,002
188554654.SRDLC, 13.69%, 05/02/2025 (a)(j)	Lending Club	05/04/2022	4,245	4,245	4,135
188560211.SRDLC, 14.19%, 04/25/2027 (a)(j)	Lending Club	04/27/2022	11,144	11,144	10,844
188560858.SRDLC, 15.19%, 04/25/2027 (a)(j)	Lending Club	04/27/2022	27,913	27,913	27,056
188563688.SRDLC, 5.09%, 04/18/2025 (a)(j)(k)	Lending Club	04/20/2022	4,350	4,350	4,292
188566856.SRDLC, 10.99%, 04/18/2025 (a)(j)	Lending Club	04/20/2022	7,184	7,184	7,054
188574358.SRDLC, 7.99%, 04/23/2025 (a)(j)	Lending Club	04/22/2022	1,629	1,629	1,611
188574943.SRDLC, 28.99%, 04/22/2027 (a)(j)	Lending Club	04/26/2022	11,426	11,426	10,972
188576274.SRDLC, 6.99%, 04/19/2025 (a)(j)	Lending Club	04/21/2022	3,691	3,691	3,672
188588178.SRDLC, 7.49%, 04/19/2025 (a)(j)	Lending Club	04/21/2022	13,576	13,576	13,395
188593549.SRDLC, 27.99%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	21,247	21,247	20,468
188596533.SRDLC, 21.79%, 04/19/2025 (a)(j)	Lending Club	04/21/2022	3,147	3,147	3,032
188597290.SRDLC, 7.49%, 04/15/2027 (a)(j)	Lending Club	04/21/2022	27,453	27,453	26,958
188602043.SRDLC, 23.99%, 04/25/2027 (a)(j)	Lending Club	04/25/2022	18,005	18,005	17,281
188603010.SRDLC, 14.69%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	5,173	5,173	5,046
188610073.SRDLC, 11.99%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	1,286	1,286	1,263
188620193.SRDLC, 9.99%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	5,120	5,120	5,028
188623035.SRDLC, 11.99%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	19,972	19,972	19,613
188633812.SRDLC, 14.99%, 04/20/2027 (a)(j)(k)	Lending Club	04/22/2022	11,305	11,305	11,005
188637325.SRDLC, 9.99%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	11,094	11,094	10,894
188639510.SRDLC, 23.99%, 04/21/2027 (a)(j)	Lending Club	04/25/2022	9,447	9,447	9,043
188643355.SRDLC, 11.99%, 04/20/2027 (a)(j)(k)	Lending Club	04/22/2022	15,000	15,000	14,681
188643790.SRDLC, 11.99%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	8,572	8,572	8,418
188651498.SRDLC, 9.99%, 04/21/2027 (a)(j)	Lending Club	04/25/2022	7,367	7,367	7,205
188655269.SRDLC, 9.09%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	8,516	8,516	8,362
188662151.SRDLC, 10.99%, 04/20/2025 (a)(j)	Lending Club	04/22/2022	10,263	10,263	10,078
188663171.SRDLC, 10.89%, 04/21/2025 (a)(j)	Lending Club	04/25/2022	11,971	11,971	11,758
188678408.SRDLC, 7.59%, 04/25/2027 (a)(j)(k)	Lending Club	04/27/2022	192	192	191
188683792.SRDLC, 14.99%, 04/25/2027 (a)(j)	Lending Club	04/27/2022	6,511	6,511	6,336
188683963.SRDLC, 30.99%, 04/27/2027 (a)(j)	Lending Club	04/29/2022	17,696	17,696	16,986
188687759.SRDLC, 14.99%, 04/22/2027 (a)(j)	Lending Club	04/26/2022	13,951	13,951	13,574
188691099.SRDLC, 7.59%, 04/26/2027 (a)(j)	Lending Club	04/28/2022	17,407	17,407	17,097
188695663.SRDLC, 8.99%, 04/27/2025 (a)(j)	Lending Club	04/29/2022	10,217	10,217	10,084
188701267.SRDLC, 17.44%, 04/21/2027 (a)(j)	Lending Club	04/25/2022	18,686	18,686	18,108
188705387.SRDLC, 6.49%, 04/22/2025 (a)(j)	Lending Club	04/26/2022	4,233	4,233	4,177
188705941.SRDLC, 14.99%, 04/21/2027 (a)(j)	Lending Club	04/25/2022	18,602	18,602	18,093
188715091.SRDLC, 23.99%, 04/22/2027 (a)(j)	Lending Club	04/26/2022	37,787	37,787	36,186
188726937.SRDLC, 16.99%, 04/26/2025 (a)(j)	Lending Club	04/28/2022	4,140	4,140	4,022
188732658.SRDLC, 14.99%, 04/25/2027 (a)(j)	Lending Club	04/27/2022	19,346	19,346	18,827
188734305.SRDLC, 8.49%, 04/27/2025 (a)(j)	Lending Club	04/29/2022	34,018	34,018	33,575
188737087.SRDLC, 13.49%, 04/25/2027 (a)(j)	Lending Club	04/27/2022	37,096	37,096	36,096
188739371.SRDLC, 12.34%, 04/28/2025 (a)(j)	Lending Club	05/02/2022	5,147	5,147	5,027

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
188759011.SRDLC, 11.69%, 04/25/2026 (a)(j)	Lending Club	04/27/2022	$22,024	$22,024	$21,573
188761265.SRDLC, 6.59%, 04/25/2025 (a)(j)	Lending Club	04/27/2022	8,467	8,467	8,356
188767705.SRDLC, 30.99%, 04/25/2027 (a)(j)(k)	Lending Club	04/27/2022	17,559	17,559	2,783
188769548.SRDLC, 6.59%, 04/28/2027 (a)(j)(k)	Lending Club	05/02/2022	11,055	11,055	10,862
188777837.SRDLC, 14.99%, 04/25/2027 (a)(j)	Lending Club	04/27/2022	25,438	25,438	24,755
188779064.SRDLC, 21.49%, 04/27/2025 (a)(j)	Lending Club	04/29/2022	4,356	4,356	4,206
188779516.SRDLC, 30.99%, 04/15/2027 (a)(j)	Lending Club	05/02/2022	5,650	5,650	5,420
188780842.SRDLC, 8.49%, 04/29/2025 (a)(j)	Lending Club	04/27/2022	17,026	17,026	16,828
188788459.SRDLC, 10.59%, 04/25/2027 (a)(j)	Lending Club	04/27/2022	13,369	13,369	13,079
188790151.SRDLC, 5.49%, 04/25/2025 (a)(j)	Lending Club	04/27/2022	4,223	4,223	4,167
188793044.SRDLC, 8.49%, 04/25/2025 (a)(j)	Lending Club	04/27/2022	8,504	8,504	8,393
188799399.SRDLC, 6.99%, 04/25/2025 (a)(j)	Lending Club	04/27/2022	33,900	33,900	33,455
188800045.SRDLC, 5.59%, 04/26/2027 (a)(j)	Lending Club	04/28/2022	36,480	36,480	35,823
188805410.SRDLC, 6.59%, 04/26/2025 (a)(j)	Lending Club	04/28/2022	10,161	10,161	10,027
188806949.SRDLC, 21.49%, 04/28/2025 (a)(j)	Lending Club	05/02/2022	8,350	8,350	8,072
188815893.SRDLC, 8.79%, 04/25/2025 (a)(j)	Lending Club	04/27/2022	2,979	2,979	2,940
188837059.SRDLC, 8.49%, 04/26/2025 (a)(j)	Lending Club	04/28/2022	4,252	4,252	4,197
188838520.SRDLC, 12.49%, 04/27/2025 (a)(j)	Lending Club	04/29/2022	12,872	12,872	12,568
188843204.SRDLC, 14.99%, 04/26/2027 (a)(j)	Lending Club	04/28/2022	9,302	9,302	9,071
188846276.SRDLC, 11.89%, 05/10/2027 (a)(j)	Lending Club	04/29/2022	37,673	37,673	36,865
188851082.SRDLC, 23.49%, 04/28/2027 (a)(j)	Lending Club	05/02/2022	15,008	15,008	14,404
188852531.SRDLC, 13.49%, 04/15/2027 (a)(j)	Lending Club	04/29/2022	27,680	27,680	26,938
188865237.SRDLC, 14.09%, 04/30/2027 (a)(j)	Lending Club	05/02/2022	9,292	9,292	9,086
188871984.SRDLC, 22.49%, 04/27/2027 (a)(j)	Lending Club	04/29/2022	15,079	15,079	14,456
188874153.SRDLC, 11.99%, 04/28/2027 (a)(j)	Lending Club	05/02/2022	9,247	9,247	9,051
188874439.SRDLC, 21.79%, 04/27/2025 (a)(j)	Lending Club	04/29/2022	2,608	2,608	2,518
188879701.SRDLC, 23.99%, 04/27/2027 (a)(j)	Lending Club	04/29/2022	23,617	23,617	22,643
188880423.SRDLC, 21.49%, 04/30/2025 (a)(j)	Lending Club	04/29/2022	4,381	4,381	4,254
188886850.SRDLC, 7.49%, 04/28/2025 (a)(j)	Lending Club	05/02/2022	6,788	6,788	6,700
188890261.SRDLC, 22.99%, 04/27/2025 (a)(j)	Lending Club	04/29/2022	2,170	2,170	2,096
188891894.SRDLC, 7.99%, 04/28/2025 (a)(j)	Lending Club	05/02/2022	1,699	1,699	1,677
188892512.SRDLC, 16.99%, 04/28/2025 (a)(j)	Lending Club	05/02/2022	5,198	5,198	5,051
188906059.SRDLC, 22.99%, 04/28/2025 (a)(j)	Lending Club	05/02/2022	4,385	4,385	4,250
188906118.SRDLC, 7.09%, 04/28/2027 (a)(j)	Lending Club	05/02/2022	19,218	19,218	18,878
190431243.SRDLC, 30.99%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	4,736	4,769	4,569
190580202.SRDLC, 20.49%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	5,628	5,666	5,519
190585073.SRDLC, 16.99%, 07/07/2025 (a)(j)	Lending Club	07/11/2022	23,365	23,526	23,023
190656219.SRDLC, 21.99%, 07/15/2025 (a)(j)	Lending Club	07/13/2022	6,097	6,140	5,984
190734719.SRDLC, 29.74%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	9,461	9,527	9,128
190739134.SRDLC, 6.49%, 07/20/2027 (a)(j)	Lending Club	07/08/2022	33,593	33,593	33,084
190788536.SRDLC, 30.99%, 07/18/2026 (a)(j)	Lending Club	07/20/2022	3,869	3,906	3,753
190818629.SRDLC, 24.99%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	8,478	8,537	8,239
190843610.SRDLC, 26.49%, 07/05/2027 (a)(j)	Lending Club	07/07/2022	11,802	11,888	11,491
190873520.SRDLC, 15.74%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	5,600	5,639	5,520
190889207.SRDLC, 17.99%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	4,678	4,721	4,617
190893071.SRDLC, 20.99%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	16,891	17,008	16,593
190910095.SRDLC, 7.59%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	5,550	5,550	5,485
190913131.SRDLC, 28.49%, 07/05/2026 (a)(j)	Lending Club	07/07/2022	2,702	2,721	2,618
190966377.SRDLC, 26.99%, 07/16/2025 (a)(j)	Lending Club	07/13/2022	3,790	3,817	3,703
190966542.SRDLC, 16.99%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	2,337	2,353	2,301
190968042.SRDLC, 28.99%, 07/15/2025 (a)(j)	Lending Club	07/13/2022	5,693	5,733	5,551
190983738.SRDLC, 18.99%, 07/15/2025 (a)(j)	Lending Club	07/08/2022	4,690	4,690	4,568
190984670.SRDLC, 30.99%, 07/28/2025 (a)(j)(k)	Lending Club	08/01/2022	5,504	5,556	5,346
191000884.SRDLC, 30.99%, 07/05/2027 (a)(j)	Lending Club	07/07/2022	14,670	14,777	14,055
191007294.SRDLC, 30.99%, 07/06/2027 (a)(j)	Lending Club	07/08/2022	19,560	19,703	18,750
191015102.SRDLC, 30.99%, 07/05/2027 (a)(j)	Lending Club	07/07/2022	19,560	19,703	18,740
191024293.SRDLC, 15.24%, 07/07/2025 (a)(j)	Lending Club	07/11/2022	2,799	2,799	2,728

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
191030355.SRDLC, 25.99%, 07/06/2025 (a)(j)	Lending Club	07/08/2022	$3,414	$3,438	$3,329
191035222.SRDLC, 17.54%, 07/20/2027 (a)(j)	Lending Club	07/07/2022	7,695	7,750	7,516
191038262.SRDLC, 28.99%, 08/04/2025 (a)(j)	Lending Club	08/08/2022	19,282	19,464	18,937
191042171.SRDLC, 10.99%, 07/07/2026 (a)(j)	Lending Club	07/11/2022	35,131	35,131	34,511
191043882.SRDLC, 16.24%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	4,202	4,231	4,138
191058033.SRDLC, 21.99%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	7,045	7,094	6,887
191073209.SRDLC, 30.99%, 07/11/2026 (a)(j)(k)	Lending Club	07/13/2022	3,000	3,023	698
191076667.SRDLC, 16.49%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	4,671	4,703	4,599
191080389.SRDLC, 30.99%, 07/05/2026 (a)(j)	Lending Club	07/07/2022	4,834	4,869	4,647
191086066.SRDLC, 17.99%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	7,204	7,253	7,093
191089018.SRDLC, 13.44%, 07/14/2027 (a)(j)	Lending Club	07/18/2022	8,486	8,486	8,295
191092978.SRDLC, 26.99%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	5,663	5,702	5,504
191093360.SRDLC, 30.99%, 07/05/2027 (a)(j)	Lending Club	07/07/2022	9,096	9,162	8,714
191094293.SRDLC, 30.99%, 07/15/2027 (a)(j)	Lending Club	07/11/2022	4,926	4,963	4,737
191095020.SRDLC, 23.74%, 07/07/2027 (a)(j)	Lending Club	07/11/2022	20,238	20,238	19,446
191100451.SRDLC, 7.09%, 07/15/2025 (a)(j)	Lending Club	07/08/2022	10,631	10,631	10,503
191101249.SRDLC, 15.74%, 07/15/2027 (a)(j)	Lending Club	07/19/2022	27,058	27,058	26,368
191104158.SRDLC, 14.94%, 08/03/2027 (a)(j)	Lending Club	08/04/2022	39,107	39,107	38,762
191105569.SRDLC, 30.99%, 07/26/2027 (a)(j)	Lending Club	07/26/2022	11,780	11,895	11,419
191112629.SRDLC, 26.99%, 08/04/2025 (a)(j)	Lending Club	08/08/2022	3,852	3,888	3,784
191113722.SRDLC, 24.99%, 07/22/2027 (a)(j)	Lending Club	07/26/2022	9,739	9,833	9,523
191122073.SRDLC, 30.99%, 07/14/2027 (a)(j)	Lending Club	07/07/2022	12,812	12,905	12,293
191125187.SRDLC, 17.49%, 07/05/2025 (a)(j)	Lending Club	07/07/2022	10,286	10,357	10,128
191128959.SRDLC, 30.99%, 07/12/2027 (a)(j)	Lending Club	07/12/2022	7,853	7,910	7,555
191148128.SRDLC, 16.49%, 07/07/2025 (a)(j)	Lending Club	07/11/2022	8,149	8,149	7,940
191151335.SRDLC, 22.99%, 07/05/2027 (a)(j)	Lending Club	07/07/2022	8,141	8,201	7,924
191154880.SRDLC, 7.74%, 08/02/2025 (a)(j)	Lending Club	08/04/2022	9,503	9,503	9,460
191159042.SRDLC, 30.99%, 07/06/2027 (a)(j)	Lending Club	07/08/2022	23,473	23,643	22,500
191159852.SRDLC, 30.49%, 07/20/2027 (a)(j)	Lending Club	07/08/2022	9,900	9,975	9,591
191159999.SRDLC, 28.99%, 07/26/2025 (a)(j)	Lending Club	07/28/2022	5,295	5,344	5,182
191161484.SRDLC, 30.99%, 07/19/2025 (a)(j)	Lending Club	07/21/2022	4,736	4,780	4,605
191176580.SRDLC, 18.24%, 07/08/2025 (a)(j)	Lending Club	07/12/2022	4,679	4,711	4,612
191177276.SRDLC, 30.99%, 07/18/2027 (a)(j)	Lending Club	07/20/2022	19,560	19,751	18,875
191178176.SRDLC, 30.99%, 07/11/2027 (a)(j)	Lending Club	07/13/2022	4,890	4,926	4,700
191181283.SRDLC, 23.49%, 07/07/2027 (a)(j)	Lending Club	07/11/2022	14,592	14,697	14,225
191181523.SRDLC, 30.99%, 07/16/2027 (a)(j)	Lending Club	07/13/2022	19,651	19,795	18,916
191193127.SRDLC, 30.49%, 07/13/2027 (a)(j)	Lending Club	07/15/2022	9,973	10,045	9,596
191197966.SRDLC, 30.99%, 07/28/2027 (a)(j)	Lending Club	07/19/2022	17,740	17,912	17,258
191198358.SRDLC, 30.99%, 07/12/2027 (a)(j)	Lending Club	07/14/2022	7,042	7,093	6,772
191203714.SRDLC, 23.99%, 07/15/2025 (a)(j)(k)	Lending Club	07/19/2022	9,653	9,653	3,861
191212299.SRDLC, 17.74%, 07/07/2025 (a)(j)	Lending Club	07/11/2022	1,266	1,274	1,249
191218430.SRDLC, 30.99%, 07/15/2025 (a)(j)	Lending Club	07/19/2022	5,683	5,736	5,520
191219951.SRDLC, 23.99%, 07/08/2025 (a)(j)	Lending Club	07/12/2022	5,647	5,647	5,462
191226544.SRDLC, 30.99%, 07/27/2025 (a)(j)	Lending Club	07/29/2022	11,366	11,473	11,102
191229228.SRDLC, 26.99%, 08/29/2027 (a)(j)	Lending Club	07/12/2022	23,988	24,162	23,634
191241687.SRDLC, 24.99%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	9,415	9,503	9,196
191244064.SRDLC, 19.99%, 07/13/2027 (a)(j)	Lending Club	07/13/2022	11,654	11,738	11,416
191246684.SRDLC, 15.99%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	3,081	3,081	3,004
191251728.SRDLC, 30.99%, 07/08/2027 (a)(j)	Lending Club	07/12/2022	8,215	8,275	7,892
191252175.SRDLC, 30.99%, 07/11/2027 (a)(j)	Lending Club	07/13/2022	4,787	4,821	4,596
191263540.SRDLC, 24.99%, 07/28/2025 (a)(j)	Lending Club	07/20/2022	14,220	14,354	13,929
191268771.SRDLC, 26.74%, 07/08/2025 (a)(j)	Lending Club	07/12/2022	1,887	1,900	1,833
191270654.SRDLC, 25.99%, 07/11/2027 (a)(j)	Lending Club	07/13/2022	23,391	23,391	22,495
191274191.SRDLC, 26.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	9,629	9,721	9,469
191275722.SRDLC, 27.99%, 07/18/2025 (a)(j)	Lending Club	07/13/2022	1,425	1,436	1,390
191276546.SRDLC, 19.49%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	2,155	2,170	2,117
191285159.SRDLC, 23.99%, 07/11/2027 (a)(j)	Lending Club	07/13/2022	5,839	5,839	5,615

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
191289694.SRDLC, 30.49%, 07/22/2027 (a)(j)	Lending Club	07/26/2022	$11,439	$11,550	$11,074
191291119.SRDLC, 30.99%, 07/11/2027 (a)(j)	Lending Club	07/13/2022	5,939	5,982	5,766
191293818.SRDLC, 30.99%, 07/15/2027 (a)(j)	Lending Club	07/19/2022	17,604	17,775	16,978
191295680.SRDLC, 17.99%, 07/01/2025 (a)(j)(k)	Lending Club	07/25/2022	14,434	14,568	14,333
191295842.SRDLC, 27.99%, 07/25/2025 (a)(j)	Lending Club	07/21/2022	2,385	2,406	2,321
191296311.SRDLC, 16.99%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	2,337	2,353	2,303
191302516.SRDLC, 10.04%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	8,442	8,442	8,311
191302532.SRDLC, 23.49%, 07/11/2027 (a)(j)	Lending Club	07/13/2022	5,837	5,879	5,694
191308241.SRDLC, 24.49%, 07/11/2027 (a)(j)	Lending Club	07/13/2022	9,734	9,804	9,467
191310544.SRDLC, 30.99%, 07/13/2027 (a)(j)	Lending Club	07/15/2022	7,824	7,881	7,529
191313508.SRDLC, 19.49%, 07/15/2027 (a)(j)	Lending Club	07/13/2022	4,529	4,562	4,425
191316742.SRDLC, 30.99%, 07/12/2025 (a)(j)	Lending Club	07/14/2022	6,156	6,200	5,963
191317877.SRDLC, 5.09%, 07/16/2025 (a)(j)	Lending Club	07/13/2022	28,615	28,615	28,308
191320889.SRDLC, 22.49%, 07/26/2025 (a)(j)	Lending Club	07/13/2022	5,697	5,737	5,594
191321447.SRDLC, 30.49%, 07/13/2025 (a)(j)	Lending Club	07/15/2022	6,272	6,316	6,079
191337039.SRDLC, 14.54%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	3,719	3,745	3,666
191340523.SRDLC, 15.69%, 07/11/2027 (a)(j)	Lending Club	07/13/2022	25,125	25,125	24,456
191346196.SRDLC, 27.74%, 07/20/2027 (a)(j)	Lending Club	07/22/2022	11,710	11,824	11,424
191353759.SRDLC, 30.99%, 07/15/2025 (a)(j)(k)	Lending Club	07/19/2022	4,054	4,092	3,949
191357645.SRDLC, 22.49%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	23,494	23,713	23,068
191368314.SRDLC, 28.99%, 07/12/2024 (a)(j)	Lending Club	07/14/2022	5,424	5,460	5,320
191371545.SRDLC, 17.24%, 07/11/2025 (a)(j)	Lending Club	07/13/2022	4,674	4,707	4,608
191372751.SRDLC, 22.49%, 07/11/2027 (a)(j)	Lending Club	07/13/2022	8,554	8,616	8,344
191376381.SRDLC, 27.49%, 07/12/2026 (a)(j)	Lending Club	07/14/2022	4,050	4,079	3,937
191390818.SRDLC, 17.19%, 07/04/2027 (a)(j)	Lending Club	07/15/2022	38,529	38,529	37,519
191394525.SRDLC, 28.99%, 07/20/2024 (a)(j)(k)	Lending Club	07/15/2022	14,616	14,726	3,345
191397971.SRDLC, 30.49%, 07/25/2025 (a)(j)(k)	Lending Club	07/14/2022	24,948	25,135	5,983
191402564.SRDLC, 17.99%, 07/13/2024 (a)(j)	Lending Club	07/15/2022	4,647	4,677	4,602
191417288.SRDLC, 26.24%, 07/19/2027 (a)(j)	Lending Club	07/15/2022	7,051	7,103	6,886
191421709.SRDLC, 29.49%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	8,915	8,915	8,647
191429544.SRDLC, 30.99%, 07/14/2025 (a)(j)	Lending Club	07/18/2022	9,471	9,538	9,194
191434671.SRDLC, 13.44%, 07/14/2027 (a)(j)	Lending Club	07/18/2022	22,660	22,660	22,150
191441017.SRDLC, 9.79%, 07/19/2025 (a)(j)	Lending Club	07/21/2022	13,911	13,911	13,705
191446786.SRDLC, 22.49%, 07/26/2027 (a)(j)	Lending Club	07/28/2022	4,866	4,913	4,784
191452895.SRDLC, 17.99%, 07/14/2025 (a)(j)	Lending Club	07/18/2022	4,584	4,616	4,523
191453578.SRDLC, 19.49%, 07/22/2025 (a)(j)	Lending Club	07/26/2022	2,342	2,364	2,309
191456870.SRDLC, 22.49%, 07/14/2025 (a)(j)	Lending Club	07/18/2022	2,818	2,838	2,765
191461644.SRDLC, 24.49%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	3,437	3,469	3,357
191461742.SRDLC, 30.99%, 07/20/2025 (a)(j)	Lending Club	07/22/2022	9,471	9,560	9,215
191462872.SRDLC, 22.49%, 07/28/2027 (a)(j)	Lending Club	08/01/2022	4,860	4,907	4,775
191462983.SRDLC, 28.99%, 07/21/2027 (a)(j)	Lending Club	07/25/2022	6,837	6,903	6,680
191469608.SRDLC, 20.99%, 07/16/2025 (a)(j)	Lending Club	07/18/2022	9,395	9,461	9,266
191470488.SRDLC, 28.99%, 07/14/2027 (a)(j)	Lending Club	07/18/2022	8,790	8,854	8,560
191491322.SRDLC, 24.99%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	4,357	4,397	4,256
191492595.SRDLC, 24.49%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	3,390	3,390	3,296
191496694.SRDLC, 30.99%, 07/27/2025 (a)(j)	Lending Club	07/29/2022	2,273	2,295	2,220
191497870.SRDLC, 30.99%, 07/22/2027 (a)(j)	Lending Club	07/20/2022	14,725	14,869	14,227
191505363.SRDLC, 17.99%, 07/15/2025 (a)(j)	Lending Club	07/19/2022	10,320	10,415	10,184
191510625.SRDLC, 23.99%, 07/25/2027 (a)(j)	Lending Club	07/27/2022	30,387	30,387	29,369
191513596.SRDLC, 9.79%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	11,129	11,129	10,963
191521233.SRDLC, 18.99%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	5,525	5,576	5,454
191527006.SRDLC, 30.99%, 07/18/2027 (a)(j)	Lending Club	07/20/2022	4,890	4,938	4,719
191533230.SRDLC, 28.99%, 07/20/2024 (a)(j)	Lending Club	07/20/2022	2,264	2,284	2,227
191535746.SRDLC, 12.69%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	5,109	5,109	5,009
191538132.SRDLC, 13.69%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	15,272	15,272	15,088
191541223.SRDLC, 30.99%, 07/18/2027 (a)(j)	Lending Club	07/20/2022	12,910	12,910	12,449
191543393.SRDLC, 19.74%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	33,547	33,547	32,861

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
191544930.SRDLC, 23.99%, 07/28/2027 (a)(j)	Lending Club	08/01/2022	$17,517	$17,687	$17,215
191553131.SRDLC, 28.49%, 07/18/2027 (a)(j)	Lending Club	07/20/2022	5,859	5,916	5,709
191555472.SRDLC, 29.24%, 07/18/2027 (a)(j)	Lending Club	07/20/2022	9,378	9,469	9,048
191559588.SRDLC, 30.99%, 07/18/2027 (a)(j)	Lending Club	07/20/2022	5,868	5,925	5,662
191559906.SRDLC, 30.99%, 07/19/2027 (a)(j)	Lending Club	07/21/2022	10,660	10,764	10,292
191563994.SRDLC, 19.24%, 07/18/2027 (a)(j)	Lending Club	07/20/2022	8,671	8,755	8,486
191564712.SRDLC, 17.24%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	1,617	1,632	1,596
191566159.SRDLC, 15.74%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	6,533	6,593	6,448
191572560.SRDLC, 30.99%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	2,841	2,868	2,762
191578273.SRDLC, 30.99%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	3,315	3,346	3,222
191583845.SRDLC, 19.99%, 07/18/2025 (a)(j)	Lending Club	07/20/2022	1,406	1,419	1,384
191588942.SRDLC, 27.49%, 07/19/2026 (a)(j)	Lending Club	07/21/2022	3,375	3,407	3,291
191601897.SRDLC, 30.99%, 08/02/2027 (a)(j)	Lending Club	08/04/2022	14,786	14,932	14,469
191603240.SRDLC, 14.94%, 07/18/2027 (a)(j)	Lending Club	07/20/2022	15,450	15,450	15,109
191609370.SRDLC, 26.49%, 08/15/2025 (a)(j)	Lending Club	08/08/2022	11,651	11,762	11,522
191616350.SRDLC, 30.99%, 07/19/2027 (a)(j)	Lending Club	07/21/2022	5,868	5,925	5,665
191616574.SRDLC, 17.99%, 07/19/2025 (a)(j)	Lending Club	07/21/2022	7,005	7,072	6,919
191622860.SRDLC, 15.49%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	6,261	6,261	6,194
191622892.SRDLC, 21.49%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	939	948	926
191627894.SRDLC, 19.99%, 07/20/2025 (a)(j)	Lending Club	07/22/2022	8,987	8,987	8,748
191628206.SRDLC, 28.99%, 08/16/2027 (a)(j)	Lending Club	08/18/2022	18,709	18,709	18,256
191628288.SRDLC, 30.99%, 07/20/2026 (a)(j)	Lending Club	07/22/2022	3,868	3,905	3,749
191632334.SRDLC, 28.99%, 07/21/2025 (a)(j)	Lending Club	07/25/2022	2,836	2,863	2,772
191633149.SRDLC, 11.74%, 08/03/2025 (a)(j)(k)	Lending Club	07/21/2022	9,532	9,532	9,392
191640871.SRDLC, 30.99%, 07/31/2027 (a)(j)	Lending Club	07/27/2022	9,440	9,530	9,118
191652750.SRDLC, 30.99%, 07/20/2025 (a)(j)	Lending Club	07/22/2022	2,368	2,390	2,304
191657624.SRDLC, 30.99%, 07/20/2025 (a)(j)	Lending Club	07/22/2022	9,471	9,560	9,215
191666463.SRDLC, 23.99%, 08/16/2027 (a)(j)	Lending Club	08/09/2022	5,939	5,939	5,828
191666661.SRDLC, 28.99%, 08/04/2025 (a)(j)	Lending Club	08/08/2022	1,928	1,928	1,882
191667074.SRDLC, 30.49%, 07/20/2027 (a)(j)	Lending Club	07/22/2022	9,386	9,477	9,067
191667374.SRDLC, 30.99%, 07/22/2025 (a)(j)	Lending Club	07/26/2022	7,104	7,170	6,927
191667711.SRDLC, 17.99%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	4,678	4,721	4,624
191667746.SRDLC, 25.74%, 07/21/2025 (a)(j)	Lending Club	07/25/2022	8,013	8,013	7,785
191667844.SRDLC, 26.24%, 07/20/2025 (a)(j)	Lending Club	07/22/2022	3,395	3,427	3,319
191674418.SRDLC, 19.74%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	28,755	28,755	28,167
191676294.SRDLC, 21.49%, 07/21/2026 (a)(j)	Lending Club	07/25/2022	6,876	6,942	6,756
191678013.SRDLC, 24.99%, 07/21/2027 (a)(j)	Lending Club	07/25/2022	11,687	11,800	11,423
191680560.SRDLC, 23.49%, 07/28/2027 (a)(j)	Lending Club	07/27/2022	10,722	10,827	10,552
191686037.SRDLC, 17.74%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	296	296	296
191694452.SRDLC, 30.99%, 07/25/2027 (a)(j)	Lending Club	07/27/2022	6,357	6,357	6,146
191695847.SRDLC, 13.09%, 07/21/2025 (a)(j)	Lending Club	07/25/2022	5,585	5,585	5,479
191699828.SRDLC, 24.49%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	10,095	10,095	9,910
191702410.SRDLC, 20.49%, 07/22/2025 (a)(j)	Lending Club	07/26/2022	2,250	2,271	2,217
191704224.SRDLC, 18.49%, 07/25/2024 (a)(j)	Lending Club	07/27/2022	7,511	7,577	7,456
191705478.SRDLC, 30.99%, 07/25/2027 (a)(j)	Lending Club	07/27/2022	14,670	14,813	14,211
191705506.SRDLC, 17.99%, 07/22/2025 (a)(j)	Lending Club	07/26/2022	2,807	2,833	2,774
191706302.SRDLC, 30.99%, 07/25/2027 (a)(j)	Lending Club	07/27/2022	14,670	14,813	14,210
191714741.SRDLC, 19.74%, 07/21/2025 (a)(j)	Lending Club	07/25/2022	6,748	6,748	6,567
191716011.SRDLC, 30.99%, 07/25/2027 (a)(j)	Lending Club	07/27/2022	9,780	9,876	9,474
191719298.SRDLC, 19.49%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	2,108	2,128	2,078
191724345.SRDLC, 13.69%, 07/21/2027 (a)(j)	Lending Club	07/25/2022	9,645	9,645	9,438
191725647.SRDLC, 8.09%, 08/09/2025 (a)(j)	Lending Club	08/11/2022	15,209	15,209	15,145
191728001.SRDLC, 18.99%, 08/09/2025 (a)(j)	Lending Club	07/27/2022	6,759	6,822	6,676
191729184.SRDLC, 25.99%, 08/20/2025 (a)(j)	Lending Club	08/09/2022	3,894	3,931	3,853
191733593.SRDLC, 28.99%, 07/25/2025 (a)(j)(k)	Lending Club	07/27/2022	1,157	1,157	1,125
191736763.SRDLC, 19.99%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	4,106	4,145	4,046
191739118.SRDLC, 30.99%, 07/25/2027 (a)(j)	Lending Club	07/27/2022	19,560	19,751	18,947

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
191740994.SRDLC, 15.99%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	$7,282	$7,282	$7,121
191742357.SRDLC, 16.49%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	7,468	7,468	7,302
191744435.SRDLC, 25.74%, 07/29/2027 (a)(j)	Lending Club	08/02/2022	5,351	5,403	5,249
191748085.SRDLC, 18.99%, 07/27/2024 (a)(j)	Lending Club	07/29/2022	2,237	2,256	2,221
191750200.SRDLC, 20.99%, 08/24/2025 (a)(j)(k)	Lending Club	08/11/2022	4,920	4,969	1,912
191756145.SRDLC, 28.99%, 07/16/2025 (a)(j)	Lending Club	07/27/2022	1,407	1,407	1,367
191763720.SRDLC, 30.99%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	14,488	14,633	14,187
191766386.SRDLC, 19.99%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	6,562	6,623	6,470
191767974.SRDLC, 30.99%, 07/26/2027 (a)(j)	Lending Club	07/28/2022	6,449	6,512	6,250
191768960.SRDLC, 10.04%, 07/22/2025 (a)(j)	Lending Club	07/26/2022	14,378	14,378	14,171
191769272.SRDLC, 9.79%, 07/22/2025 (a)(j)	Lending Club	07/26/2022	6,492	6,492	6,398
191772278.SRDLC, 15.99%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	7,002	7,067	6,920
191779417.SRDLC, 21.49%, 07/26/2027 (a)(j)	Lending Club	07/28/2022	7,576	7,649	7,433
191784176.SRDLC, 24.99%, 07/25/2025 (a)(j)(k)	Lending Club	07/27/2022	19,235	19,415	18,854
191786026.SRDLC, 16.79%, 08/04/2027 (a)(j)	Lending Club	08/08/2022	39,134	39,134	38,545
191786546.SRDLC, 30.99%, 07/25/2027 (a)(j)	Lending Club	07/27/2022	5,868	5,925	5,684
191790363.SRDLC, 25.99%, 07/26/2025 (a)(j)	Lending Club	07/28/2022	4,526	4,568	4,435
191790657.SRDLC, 30.99%, 07/26/2025 (a)(j)(k)	Lending Club	07/28/2022	14,478	14,615	14,150
191793460.SRDLC, 24.99%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	1,884	1,902	1,845
191794348.SRDLC, 30.99%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	4,633	4,677	4,530
191797544.SRDLC, 26.99%, 07/26/2025 (a)(j)	Lending Club	07/28/2022	4,719	4,763	4,619
191803441.SRDLC, 30.99%, 07/27/2027 (a)(j)(k)	Lending Club	07/29/2022	5,913	5,971	5,734
191805466.SRDLC, 30.99%, 08/05/2027 (a)(j)	Lending Club	08/09/2022	9,659	9,659	9,470
191806535.SRDLC, 17.69%, 08/04/2025 (a)(j)	Lending Club	08/08/2022	11,486	11,486	11,299
191808811.SRDLC, 23.99%, 07/30/2027 (a)(j)	Lending Club	07/28/2022	9,759	9,759	9,553
191810287.SRDLC, 23.99%, 08/04/2025 (a)(j)	Lending Club	08/08/2022	9,227	9,227	9,009
191811199.SRDLC, 30.99%, 08/16/2027 (a)(j)	Lending Club	08/18/2022	14,783	14,928	14,456
191813026.SRDLC, 20.99%, 07/01/2027 (a)(j)(k)	Lending Club	07/29/2022	5,407	5,459	5,299
191814695.SRDLC, 29.49%, 08/03/2026 (a)(j)	Lending Club	08/05/2022	9,775	9,869	9,517
191816048.SRDLC, 26.49%, 08/09/2027 (a)(j)	Lending Club	07/27/2022	4,970	4,970	4,857
191819541.SRDLC, 27.49%, 08/03/2027 (a)(j)	Lending Club	08/05/2022	7,872	7,949	7,719
191822419.SRDLC, 30.99%, 07/27/2025 (a)(j)	Lending Club	07/29/2022	3,315	3,346	3,238
191826397.SRDLC, 27.99%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	14,453	14,588	14,268
191831931.SRDLC, 22.49%, 08/05/2027 (a)(j)	Lending Club	07/29/2022	5,920	5,977	5,774
191836440.SRDLC, 16.49%, 08/11/2025 (a)(j)	Lending Club	08/10/2022	8,045	8,045	7,959
191837234.SRDLC, 29.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	4,823	4,869	4,763
191837686.SRDLC, 27.99%, 08/01/2025 (a)(j)	Lending Club	08/03/2022	4,818	4,863	4,721
191843340.SRDLC, 16.44%, 08/04/2024 (a)(j)(k)	Lending Club	08/08/2022	1,500	1,500	308
191845973.SRDLC, 19.99%, 07/16/2025 (a)(j)	Lending Club	07/29/2022	8,196	8,273	8,061
191847136.SRDLC, 16.49%, 07/25/2025 (a)(j)	Lending Club	07/27/2022	10,182	10,182	9,956
191849583.SRDLC, 13.19%, 08/01/2027 (a)(j)	Lending Club	07/27/2022	16,632	16,632	16,301
191852821.SRDLC, 9.79%, 08/09/2025 (a)(j)	Lending Club	08/11/2022	5,711	5,711	5,669
191857399.SRDLC, 19.99%, 08/23/2025 (a)(j)	Lending Club	08/25/2022	4,793	4,839	4,784
191860902.SRDLC, 30.99%, 07/28/2025 (a)(j)	Lending Club	08/01/2022	9,383	9,477	9,179
191871219.SRDLC, 30.99%, 08/10/2027 (a)(j)	Lending Club	08/03/2022	7,749	7,827	7,687
191881989.SRDLC, 25.49%, 07/28/2025 (a)(j)	Lending Club	08/01/2022	8,438	8,517	8,281
191887592.SRDLC, 27.49%, 07/10/2027 (a)(j)(k)	Lending Club	08/01/2022	12,792	12,916	12,436
191888552.SRDLC, 30.99%, 08/05/2027 (a)(j)	Lending Club	08/09/2022	8,878	8,965	8,713
191893067.SRDLC, 23.99%, 09/01/2025 (a)(j)	Lending Club	08/23/2022	4,944	4,944	4,873
191895522.SRDLC, 23.99%, 08/11/2027 (a)(j)	Lending Club	08/15/2022	34,380	34,380	33,527
191897480.SRDLC, 30.99%, 07/29/2025 (a)(j)	Lending Club	08/02/2022	11,366	11,473	11,163
191899630.SRDLC, 19.49%, 08/16/2025 (a)(j)	Lending Club	08/16/2022	14,408	14,545	14,396
191899754.SRDLC, 17.99%, 08/10/2025 (a)(j)	Lending Club	08/08/2022	7,683	7,756	7,682
191902199.SRDLC, 22.99%, 08/13/2027 (a)(j)	Lending Club	08/10/2022	24,626	24,626	24,175
191903636.SRDLC, 12.24%, 08/10/2025 (a)(j)	Lending Club	07/29/2022	23,111	23,111	22,735
191907225.SRDLC, 14.54%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	19,102	19,281	19,046
191918035.SRDLC, 18.24%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	7,660	7,660	7,550

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
191920862.SRDLC, 30.99%, 08/01/2027 (a)(j)	Lending Club	08/03/2022	$19,437	$19,630	$18,831
191920969.SRDLC, 30.49%, 07/29/2027 (a)(j)	Lending Club	08/02/2022	6,991	7,055	6,864
191921722.SRDLC, 30.99%, 07/29/2025 (a)(j)	Lending Club	08/02/2022	1,894	1,912	1,861
191921836.SRDLC, 28.99%, 08/11/2027 (a)(j)	Lending Club	08/15/2022	14,262	14,388	14,024
191926237.SRDLC, 20.24%, 08/09/2025 (a)(j)	Lending Club	08/11/2022	959	959	940
191935262.SRDLC, 23.99%, 08/03/2027 (a)(j)	Lending Club	08/05/2022	9,823	9,823	9,545
191959068.SRDLC, 26.74%, 08/15/2025 (a)(j)	Lending Club	08/03/2022	12,654	12,775	12,472
191960059.SRDLC, 26.49%, 08/15/2024 (a)(j)	Lending Club	08/03/2022	2,686	2,709	2,646
191965103.SRDLC, 15.99%, 08/01/2025 (a)(j)	Lending Club	08/03/2022	5,736	5,790	5,712
191968990.SRDLC, 17.74%, 08/01/2025 (a)(j)	Lending Club	08/03/2022	3,446	3,478	3,431
191969775.SRDLC, 29.49%, 08/03/2027 (a)(j)(k)	Lending Club	08/05/2022	17,866	17,866	7,178
191972578.SRDLC, 30.99%, 08/02/2027 (a)(j)	Lending Club	08/04/2022	7,096	7,165	6,884
191974346.SRDLC, 26.24%, 08/01/2025 (a)(j)	Lending Club	08/03/2022	3,850	3,886	3,782
191974355.SRDLC, 30.99%, 08/01/2027 (a)(j)	Lending Club	08/03/2022	5,913	5,971	5,733
191978351.SRDLC, 23.99%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	9,283	9,283	9,036
191979431.SRDLC, 19.99%, 08/15/2025 (a)(j)	Lending Club	08/04/2022	9,657	9,748	9,652
191981138.SRDLC, 30.99%, 08/01/2027 (a)(j)	Lending Club	08/03/2022	14,783	14,927	14,334
191990878.SRDLC, 16.99%, 08/15/2027 (a)(j)	Lending Club	08/17/2022	26,419	26,419	26,070
191991602.SRDLC, 30.99%, 08/04/2025 (a)(j)	Lending Club	08/04/2022	4,054	4,092	3,957
191993696.SRDLC, 27.99%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	23,621	23,621	22,985
191995315.SRDLC, 23.99%, 08/17/2027 (a)(j)	Lending Club	08/15/2022	9,862	9,862	9,717
191997758.SRDLC, 26.49%, 08/02/2027 (a)(j)	Lending Club	08/04/2022	24,588	24,827	24,214
192003946.SRDLC, 24.99%, 08/03/2025 (a)(j)(k)	Lending Club	08/05/2022	17,305	17,468	17,016
192010930.SRDLC, 30.99%, 08/08/2026 (a)(j)	Lending Club	08/10/2022	1,467	1,482	1,432
192020118.SRDLC, 30.99%, 08/23/2027 (a)(j)	Lending Club	08/25/2022	17,740	17,914	17,415
192023144.SRDLC, 23.99%, 08/15/2027 (a)(j)	Lending Club	08/11/2022	9,430	9,430	9,183
192024041.SRDLC, 24.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	6,925	6,986	6,916
192027703.SRDLC, 14.19%, 08/02/2027 (a)(j)	Lending Club	08/04/2022	6,251	6,251	6,176
192030771.SRDLC, 27.49%, 08/03/2027 (a)(j)	Lending Club	08/05/2022	5,904	5,961	5,789
192039955.SRDLC, 26.49%, 08/19/2025 (a)(j)	Lending Club	08/08/2022	7,012	7,012	6,895
192040896.SRDLC, 28.99%, 08/09/2025 (a)(j)	Lending Club	08/11/2022	11,569	11,679	11,379
192046955.SRDLC, 24.49%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	9,614	9,614	9,438
192047796.SRDLC, 30.99%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	23,653	23,653	23,117
192048455.SRDLC, 13.24%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	1,384	1,384	1,367
192054809.SRDLC, 13.19%, 08/12/2027 (a)(j)	Lending Club	08/05/2022	13,248	13,248	13,136
192055314.SRDLC, 15.99%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	6,511	6,511	6,412
192063068.SRDLC, 27.99%, 08/07/2025 (a)(j)	Lending Club	08/08/2022	2,318	2,340	2,291
192063849.SRDLC, 23.49%, 08/23/2027 (a)(j)	Lending Club	08/23/2022	19,584	19,584	19,156
192065862.SRDLC, 16.49%, 08/10/2027 (a)(j)	Lending Club	08/12/2022	3,913	3,913	3,857
192067979.SRDLC, 10.74%, 08/03/2025 (a)(j)	Lending Club	08/05/2022	1,714	1,714	1,701
192069607.SRDLC, 14.54%, 08/05/2025 (a)(j)	Lending Club	08/22/2022	7,313	7,382	7,310
192073469.SRDLC, 30.99%, 08/27/2027 (a)(j)	Lending Club	08/23/2022	19,852	20,048	19,641
192075255.SRDLC, 23.99%, 08/03/2027 (a)(j)	Lending Club	08/05/2022	10,216	10,216	9,927
192078630.SRDLC, 26.49%, 08/10/2026 (a)(j)	Lending Club	08/12/2022	4,879	4,926	4,812
192079366.SRDLC, 28.74%, 08/23/2027 (a)(j)	Lending Club	08/10/2022	11,908	12,025	11,883
192079662.SRDLC, 29.49%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	8,294	8,294	8,100
192081629.SRDLC, 14.19%, 08/10/2025 (a)(j)	Lending Club	08/08/2022	12,253	12,253	12,150
192088574.SRDLC, 14.19%, 08/15/2027 (a)(j)	Lending Club	08/08/2022	23,548	23,548	23,358
192091160.SRDLC, 30.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	5,791	5,847	5,712
192095084.SRDLC, 23.99%, 08/04/2027 (a)(j)	Lending Club	08/08/2022	12,770	12,770	12,421
192100639.SRDLC, 28.49%, 08/04/2026 (a)(j)	Lending Club	08/08/2022	4,885	4,932	4,800
192107400.SRDLC, 16.49%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	4,782	4,782	4,707
192107870.SRDLC, 23.99%, 08/04/2027 (a)(j)	Lending Club	08/08/2022	9,823	9,823	9,554
192107991.SRDLC, 12.99%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	7,632	7,632	7,551
192113123.SRDLC, 21.49%, 08/23/2027 (a)(j)	Lending Club	08/25/2022	6,867	6,934	6,843
192117523.SRDLC, 23.49%, 08/03/2025 (a)(j)	Lending Club	08/04/2022	3,461	3,461	3,398
192120626.SRDLC, 25.49%, 08/05/2027 (a)(j)	Lending Club	08/09/2022	5,308	5,360	5,239

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
192122475.SRDLC, 22.49%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	$5,889	$5,889	$5,775
192123907.SRDLC, 21.99%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	8,639	8,721	8,553
192130656.SRDLC, 28.99%, 08/05/2024 (a)(j)	Lending Club	08/09/2022	2,342	2,363	2,309
192131702.SRDLC, 19.69%, 08/15/2027 (a)(j)	Lending Club	08/05/2022	14,800	14,800	14,578
192132332.SRDLC, 12.99%, 08/04/2025 (a)(j)	Lending Club	08/08/2022	1,908	1,908	1,885
192134408.SRDLC, 15.99%, 08/05/2025 (a)(j)	Lending Club	08/09/2022	1,721	1,721	1,694
192135953.SRDLC, 20.24%, 08/10/2025 (a)(j)	Lending Club	08/12/2022	4,794	4,794	4,700
192139310.SRDLC, 23.99%, 08/05/2027 (a)(j)	Lending Club	08/09/2022	14,734	14,734	14,337
192143591.SRDLC, 20.24%, 08/15/2027 (a)(j)	Lending Club	08/17/2022	21,567	21,567	21,168
192143725.SRDLC, 23.99%, 08/05/2027 (a)(j)	Lending Club	08/09/2022	1,935	1,935	1,884
192143904.SRDLC, 19.69%, 09/13/2025 (a)(j)	Lending Club	09/15/2022	9,598	9,505	9,480
192144590.SRDLC, 20.74%, 08/17/2027 (a)(j)	Lending Club	08/19/2022	17,651	17,823	17,561
192147934.SRDLC, 16.69%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	24,457	24,457	24,100
192153817.SRDLC, 30.99%, 08/15/2025 (a)(j)	Lending Club	08/10/2022	2,317	2,339	2,276
192156519.SRDLC, 22.99%, 08/10/2027 (a)(j)	Lending Club	08/12/2022	19,635	19,635	19,131
192157437.SRDLC, 25.99%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	21,340	21,340	20,945
192165204.SRDLC, 12.99%, 08/12/2024 (a)(j)	Lending Club	08/16/2022	1,852	1,852	1,833
192165868.SRDLC, 30.99%, 08/08/2027 (a)(j)(k)	Lending Club	08/10/2022	11,792	11,903	11,476
192173279.SRDLC, 27.99%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	14,453	14,453	14,153
192183697.SRDLC, 22.99%, 08/19/2025 (a)(j)	Lending Club	08/10/2022	4,987	4,987	4,878
192185539.SRDLC, 30.99%, 08/05/2027 (a)(j)(k)	Lending Club	08/09/2022	4,849	4,849	4,713
192187274.SRDLC, 15.74%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	17,206	17,368	17,158
192192717.SRDLC, 10.99%, 08/10/2027 (a)(j)	Lending Club	08/12/2022	12,671	12,671	12,579
192193246.SRDLC, 16.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	2,392	2,414	2,385
192197858.SRDLC, 16.69%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	14,348	14,348	14,123
192198013.SRDLC, 30.99%, 08/10/2027 (a)(j)	Lending Club	08/12/2022	19,711	19,904	19,209
192198391.SRDLC, 28.99%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	9,453	9,453	9,245
192200565.SRDLC, 24.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	14,426	14,563	14,214
192204988.SRDLC, 8.09%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	11,673	11,673	11,614
192205187.SRDLC, 30.99%, 08/15/2027 (a)(j)	Lending Club	08/10/2022	7,934	8,012	7,793
192209553.SRDLC, 30.99%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	6,899	6,966	6,716
192215236.SRDLC, 26.49%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	1,925	1,925	1,881
192215872.SRDLC, 26.24%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	6,545	6,607	6,466
192219742.SRDLC, 28.99%, 08/15/2027 (a)(j)	Lending Club	08/17/2022	10,831	10,831	10,566
192223354.SRDLC, 23.99%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	39,291	39,291	38,249
192228291.SRDLC, 30.74%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	2,316	2,338	2,266
192229952.SRDLC, 18.99%, 08/10/2025 (a)(j)	Lending Club	08/12/2022	6,706	6,769	6,689
192235260.SRDLC, 23.99%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	8,693	8,693	8,463
192237494.SRDLC, 20.49%, 08/10/2027 (a)(j)	Lending Club	08/12/2022	5,883	5,883	5,766
192238273.SRDLC, 30.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	3,475	3,509	3,461
192238825.SRDLC, 20.74%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	18,950	18,950	18,563
192242182.SRDLC, 17.49%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	3,445	3,478	3,435
192244514.SRDLC, 18.69%, 08/26/2024 (a)(j)	Lending Club	08/30/2022	3,348	3,348	3,304
192247384.SRDLC, 24.49%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	11,790	11,905	11,643
192249815.SRDLC, 28.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	6,749	6,749	6,625
192252812.SRDLC, 25.99%, 08/18/2025 (a)(j)	Lending Club	08/22/2022	24,059	24,059	23,605
192252952.SRDLC, 29.49%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	5,909	5,909	5,749
192256223.SRDLC, 19.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	4,793	4,838	4,764
192261309.SRDLC, 19.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	8,628	8,709	8,575
192261726.SRDLC, 15.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	6,626	6,626	6,540
192264548.SRDLC, 19.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	2,397	2,419	2,382
192264740.SRDLC, 19.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	9,491	9,580	9,432
192266752.SRDLC, 16.49%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	10,271	10,271	10,121
192269870.SRDLC, 30.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	965	974	944
192274785.SRDLC, 25.99%, 08/08/2026 (a)(j)	Lending Club	08/10/2022	4,878	4,925	4,808
192275572.SRDLC, 17.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	1,915	1,933	1,909
192276261.SRDLC, 19.44%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	19,166	19,166	18,782

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
192281994.SRDLC, 23.99%, 08/09/2027 (a)(j)	Lending Club	08/11/2022	$982	$982	$957
192283274.SRDLC, 24.99%, 08/11/2025 (a)(j)	Lending Club	08/15/2022	4,039	4,078	3,988
192283329.SRDLC, 16.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	9,567	9,657	9,540
192289140.SRDLC, 27.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	4,818	4,863	4,737
192289776.SRDLC, 12.54%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	28,611	28,611	28,276
192292011.SRDLC, 28.99%, 08/08/2026 (a)(j)	Lending Club	08/10/2022	1,759	1,776	1,730
192292446.SRDLC, 23.99%, 08/09/2027 (a)(j)	Lending Club	08/11/2022	11,689	11,689	11,383
192292509.SRDLC, 18.49%, 08/09/2025 (a)(j)	Lending Club	08/11/2022	9,577	9,577	9,388
192292874.SRDLC, 17.99%, 08/12/2025 (a)(j)	Lending Club	08/16/2022	3,351	3,382	3,345
192294945.SRDLC, 20.99%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	7,650	7,724	7,634
192295500.SRDLC, 20.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	9,593	9,683	9,533
192296019.SRDLC, 30.99%, 08/02/2027 (a)(j)	Lending Club	08/17/2022	5,430	5,430	5,293
192297284.SRDLC, 19.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	2,636	2,661	2,620
192299352.SRDLC, 25.99%, 08/10/2025 (a)(j)	Lending Club	08/12/2022	4,812	4,812	4,705
192302596.SRDLC, 19.99%, 08/08/2025 (a)(j)	Lending Club	08/10/2022	1,917	1,935	1,905
192303177.SRDLC, 24.99%, 08/10/2025 (a)(j)	Lending Club	08/12/2022	3,847	3,883	3,794
192306426.SRDLC, 19.99%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	4,985	5,033	4,982
192308073.SRDLC, 18.74%, 08/08/2027 (a)(j)	Lending Club	08/10/2022	21,549	21,758	21,412
192319884.SRDLC, 12.69%, 08/09/2025 (a)(j)	Lending Club	08/11/2022	9,534	9,534	9,424
192322092.SRDLC, 10.79%, 08/09/2025 (a)(j)	Lending Club	08/11/2022	14,287	14,287	14,182
192324514.SRDLC, 23.99%, 08/03/2025 (a)(j)	Lending Club	08/15/2022	14,336	14,471	14,214
192328339.SRDLC, 30.99%, 09/20/2025 (a)(j)(k)	Lending Club	09/14/2022	5,200	5,250	5,198
192333305.SRDLC, 23.99%, 08/16/2027 (a)(j)	Lending Club	08/12/2022	14,795	14,795	14,534
192333734.SRDLC, 30.49%, 09/02/2027 (a)(j)	Lending Club	09/07/2022	12,906	13,033	12,670
192335280.SRDLC, 12.74%, 08/10/2025 (a)(j)	Lending Club	08/12/2022	22,892	22,892	22,631
192336857.SRDLC, 19.74%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	14,377	14,377	14,122
192338100.SRDLC, 14.69%, 08/11/2027 (a)(j)	Lending Club	08/15/2022	11,725	11,725	11,602
192338257.SRDLC, 18.49%, 08/09/2025 (a)(j)	Lending Club	08/11/2022	23,942	24,168	23,876
192340092.SRDLC, 27.99%, 08/10/2025 (a)(j)	Lending Club	08/12/2022	7,486	7,486	7,323
192344065.SRDLC, 12.74%, 08/09/2025 (a)(j)	Lending Club	08/11/2022	1,908	1,908	1,886
192348010.SRDLC, 30.99%, 08/09/2027 (a)(j)(k)	Lending Club	08/11/2022	8,999	9,089	8,723
192350217.SRDLC, 13.99%, 08/15/2025 (a)(j)	Lending Club	08/11/2022	10,528	10,528	10,445
192356023.SRDLC, 23.99%, 08/11/2025 (a)(j)	Lending Club	08/15/2022	11,534	11,534	11,290
192356215.SRDLC, 8.09%, 08/25/2025 (a)(j)	Lending Club	08/11/2022	15,683	15,683	15,632
192359015.SRDLC, 13.99%, 08/10/2027 (a)(j)	Lending Club	08/12/2022	7,813	7,813	7,729
192359087.SRDLC, 30.99%, 08/10/2027 (a)(j)	Lending Club	08/12/2022	7,884	7,962	7,684
192359709.SRDLC, 30.99%, 08/10/2025 (a)(j)	Lending Club	08/12/2022	2,727	2,753	2,671
192367518.SRDLC, 13.39%, 08/11/2025 (a)(j)	Lending Club	08/15/2022	26,720	26,720	26,425
192370079.SRDLC, 30.49%, 08/20/2027 (a)(j)	Lending Club	08/12/2022	14,267	14,406	13,879
192373124.SRDLC, 30.99%, 08/30/2026 (a)(j)	Lending Club	09/01/2022	1,167	1,178	1,153
192373917.SRDLC, 25.49%, 09/01/2025 (a)(j)	Lending Club	08/24/2022	4,740	4,786	4,751
192379595.SRDLC, 13.99%, 08/15/2027 (a)(j)	Lending Club	08/17/2022	15,626	15,626	15,469
192385569.SRDLC, 24.99%, 08/11/2025 (a)(j)	Lending Club	08/15/2022	4,809	4,809	4,707
192388823.SRDLC, 22.24%, 08/11/2025 (a)(j)	Lending Club	08/15/2022	10,567	10,667	10,515
192388893.SRDLC, 29.49%, 08/18/2027 (a)(j)	Lending Club	08/16/2022	11,879	11,879	11,680
192390755.SRDLC, 10.54%, 08/26/2025 (a)(j)	Lending Club	08/15/2022	11,481	11,481	11,429
192398119.SRDLC, 8.59%, 08/23/2025 (a)(j)	Lending Club	08/25/2022	11,411	11,411	11,370
192400720.SRDLC, 22.99%, 08/14/2027 (a)(j)	Lending Club	08/16/2022	9,829	9,829	9,675
192404623.SRDLC, 23.99%, 08/26/2027 (a)(j)	Lending Club	08/22/2022	4,099	4,099	4,030
192407409.SRDLC, 10.29%, 08/03/2025 (a)(j)	Lending Club	08/16/2022	11,426	11,426	11,347
192409831.SRDLC, 23.49%, 08/11/2027 (a)(j)	Lending Club	08/15/2022	14,730	14,874	14,617
192410539.SRDLC, 30.99%, 08/11/2027 (a)(j)	Lending Club	08/15/2022	4,832	4,879	4,709
192413613.SRDLC, 20.99%, 08/11/2024 (a)(j)	Lending Club	08/15/2022	5,087	5,133	5,066
192416611.SRDLC, 10.79%, 08/12/2025 (a)(j)	Lending Club	08/16/2022	16,228	16,228	16,154
192420352.SRDLC, 16.69%, 08/12/2027 (a)(j)	Lending Club	08/16/2022	35,219	35,219	34,745
192422507.SRDLC, 11.84%, 08/24/2025 (a)(j)	Lending Club	08/26/2022	28,597	28,597	28,424
192427492.SRDLC, 17.89%, 08/12/2025 (a)(j)	Lending Club	08/16/2022	6,222	6,222	6,132

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
192427494.SRDLC, 23.99%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	$14,994	$14,994	$14,689
192428053.SRDLC, 23.99%, 08/15/2027 (a)(j)	Lending Club	08/17/2022	10,928	10,928	10,665
192428920.SRDLC, 16.24%, 08/18/2027 (a)(j)	Lending Club	08/22/2022	14,670	14,670	14,492
192431792.SRDLC, 21.49%, 08/15/2027 (a)(j)	Lending Club	08/17/2022	9,810	9,810	9,577
192435997.SRDLC, 10.29%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	6,284	6,284	6,249
192439827.SRDLC, 18.99%, 08/20/2025 (a)(j)	Lending Club	08/16/2022	5,774	5,774	5,705
192441361.SRDLC, 28.99%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	11,816	11,816	11,556
192442933.SRDLC, 30.99%, 09/07/2025 (a)(j)	Lending Club	09/09/2022	4,423	4,466	4,351
192448747.SRDLC, 23.99%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	2,307	2,307	2,260
192450920.SRDLC, 25.49%, 08/12/2027 (a)(j)	Lending Club	08/16/2022	5,898	5,956	5,839
192451292.SRDLC, 13.69%, 08/27/2025 (a)(j)(k)	Lending Club	08/16/2022	3,543	3,543	3,519
192462667.SRDLC, 20.24%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	9,588	9,588	9,414
192464895.SRDLC, 28.49%, 08/12/2027 (a)(j)	Lending Club	08/16/2022	14,767	14,911	14,555
192465706.SRDLC, 19.74%, 08/12/2025 (a)(j)	Lending Club	08/16/2022	3,834	3,870	3,817
192468264.SRDLC, 28.99%, 08/12/2024 (a)(j)	Lending Club	08/16/2022	937	945	927
192468743.SRDLC, 10.79%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	3,810	3,810	3,784
192470047.SRDLC, 32.39%, 09/01/2027 (a)(j)(k)	Lending Club	08/23/2022	20,000	20,000	19,689
192474798.SRDLC, 18.24%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	5,745	5,745	5,642
192479865.SRDLC, 23.74%, 08/17/2025 (a)(j)	Lending Club	08/19/2022	9,610	9,610	9,421
192481710.SRDLC, 14.69%, 08/15/2027 (a)(j)	Lending Club	08/17/2022	27,358	27,358	27,081
192483374.SRDLC, 17.49%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	12,442	12,442	12,264
192486061.SRDLC, 10.49%, 08/12/2026 (a)(j)	Lending Club	08/16/2022	17,943	17,943	17,826
192486732.SRDLC, 10.74%, 09/28/2025 (a)(j)	Lending Club	08/16/2022	10,165	10,165	10,107
192496351.SRDLC, 30.99%, 08/26/2025 (a)(j)(k)	Lending Club	08/30/2022	14,000	14,140	13,898
192506958.SRDLC, 18.19%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	3,830	3,830	3,767
192511932.SRDLC, 18.24%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	782	782	771
192512046.SRDLC, 24.99%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	3,931	3,931	3,889
192512188.SRDLC, 25.99%, 08/16/2027 (a)(j)	Lending Club	08/18/2022	4,720	4,720	4,607
192514171.SRDLC, 7.59%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	5,226	5,226	5,206
192516798.SRDLC, 25.99%, 08/17/2027 (a)(j)	Lending Club	08/19/2022	10,744	10,744	10,489
192518141.SRDLC, 16.24%, 08/04/2025 (a)(j)(k)	Lending Club	08/17/2022	9,514	9,514	9,379
192520209.SRDLC, 28.99%, 08/17/2024 (a)(j)	Lending Club	08/19/2022	1,402	1,415	1,389
192521291.SRDLC, 24.44%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	4,807	4,807	4,709
192526019.SRDLC, 28.49%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	6,399	6,399	6,256
192526453.SRDLC, 19.99%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	906	906	909
192533157.SRDLC, 16.74%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	7,174	7,242	7,164
192539008.SRDLC, 8.84%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	27,582	27,582	27,472
192540719.SRDLC, 10.54%, 08/19/2025 (a)(j)	Lending Club	08/17/2022	12,205	12,205	12,151
192541375.SRDLC, 17.69%, 08/07/2025 (a)(j)	Lending Club	08/17/2022	4,766	4,766	4,697
192544068.SRDLC, 25.49%, 08/17/2027 (a)(j)	Lending Club	08/19/2022	4,915	4,963	4,872
192545623.SRDLC, 25.74%, 08/17/2027 (a)(j)	Lending Club	08/19/2022	10,815	10,815	10,561
192552195.SRDLC, 26.49%, 08/16/2027 (a)(j)	Lending Club	08/18/2022	4,918	4,918	4,800
192555420.SRDLC, 26.99%, 08/15/2024 (a)(j)	Lending Club	08/17/2022	2,807	2,832	2,779
192557901.SRDLC, 11.29%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	8,194	8,194	8,139
192557988.SRDLC, 17.99%, 08/15/2025 (a)(j)	Lending Club	08/17/2022	13,394	13,521	13,374
192559734.SRDLC, 9.09%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	11,415	11,415	11,340
192560534.SRDLC, 32.39%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	10,847	10,847	10,600
192560879.SRDLC, 19.69%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	5,751	5,751	5,648
192561494.SRDLC, 15.19%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	3,344	3,312	3,324
192565665.SRDLC, 28.99%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	14,770	14,770	14,445
192568285.SRDLC, 32.39%, 08/15/2027 (a)(j)	Lending Club	08/17/2022	16,764	16,928	16,380
192568630.SRDLC, 20.99%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	11,511	11,621	11,465
192569769.SRDLC, 22.74%, 08/16/2027 (a)(j)	Lending Club	08/18/2022	19,240	19,240	18,787
192570177.SRDLC, 19.99%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	3,835	3,871	3,820
192575011.SRDLC, 30.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	6,757	6,816	6,726
192578311.SRDLC, 26.99%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	4,815	4,861	4,753
192578477.SRDLC, 19.49%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	6,708	6,772	6,682

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
192579359.SRDLC, 32.39%, 08/08/2027 (a)(j)	Lending Club	08/18/2022	$9,586	$9,680	$9,349
192582047.SRDLC, 15.74%, 08/17/2025 (a)(j)	Lending Club	08/19/2022	10,706	10,706	10,560
192584646.SRDLC, 22.99%, 08/29/2025 (a)(j)(k)	Lending Club	08/18/2022	11,765	11,877	11,732
192585807.SRDLC, 25.99%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	6,736	6,736	6,612
192588957.SRDLC, 32.39%, 08/30/2027 (a)(j)	Lending Club	08/22/2022	19,942	20,142	19,564
192590272.SRDLC, 22.49%, 08/18/2027 (a)(j)	Lending Club	08/22/2022	9,423	9,423	9,214
192590629.SRDLC, 30.99%, 09/02/2025 (a)(j)	Lending Club	08/23/2022	3,378	3,411	3,295
192593103.SRDLC, 28.99%, 08/19/2025 (a)(j)	Lending Club	08/18/2022	3,327	3,359	3,282
192595259.SRDLC, 18.49%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	3,831	3,867	3,826
192596654.SRDLC, 6.79%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	17,093	17,093	17,029
192601175.SRDLC, 28.49%, 08/16/2025 (a)(j)	Lending Club	08/18/2022	4,819	4,865	4,756
192603694.SRDLC, 11.29%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	9,428	9,428	9,375
192604561.SRDLC, 23.99%, 08/17/2025 (a)(j)(k)	Lending Club	08/19/2022	4,287	4,287	4,209
192605471.SRDLC, 10.79%, 08/18/2025 (a)(j)(k)	Lending Club	08/22/2022	3,708	3,708	3,685
192605521.SRDLC, 25.99%, 08/21/2025 (a)(j)	Lending Club	08/18/2022	8,886	8,972	8,759
192606607.SRDLC, 18.94%, 08/18/2025 (a)(j)	Lending Club	08/22/2022	9,580	9,580	9,420
192607073.SRDLC, 29.99%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	8,866	8,866	8,666
192608111.SRDLC, 23.49%, 08/17/2027 (a)(j)	Lending Club	08/19/2022	7,856	7,933	7,808
192608673.SRDLC, 30.99%, 08/17/2025 (a)(j)	Lending Club	08/19/2022	4,826	4,872	4,746
192609947.SRDLC, 25.99%, 08/31/2025 (a)(j)	Lending Club	08/25/2022	8,133	8,133	7,970
192610948.SRDLC, 23.49%, 08/24/2025 (a)(j)	Lending Club	08/26/2022	9,128	9,215	9,089
192612289.SRDLC, 30.99%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	5,913	5,971	5,802
192613924.SRDLC, 19.94%, 08/18/2027 (a)(j)	Lending Club	08/22/2022	25,484	25,484	25,045
192614412.SRDLC, 25.99%, 08/17/2025 (a)(j)	Lending Club	08/19/2022	23,096	23,316	22,837
192615132.SRDLC, 22.99%, 08/17/2025 (a)(j)	Lending Club	08/19/2022	8,165	8,242	8,110
192620926.SRDLC, 25.99%, 08/17/2025 (a)(j)	Lending Club	08/19/2022	1,444	1,457	1,427
192622579.SRDLC, 16.49%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	23,696	23,696	23,412
192624533.SRDLC, 24.74%, 08/18/2025 (a)(j)	Lending Club	08/22/2022	5,770	5,770	5,661
192625413.SRDLC, 21.19%, 08/18/2027 (a)(j)	Lending Club	08/22/2022	30,406	30,406	29,736
192629073.SRDLC, 32.39%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	14,792	14,937	14,503
192631895.SRDLC, 19.99%, 08/17/2025 (a)(j)	Lending Club	08/19/2022	9,587	9,678	9,552
192634375.SRDLC, 13.99%, 08/17/2025 (a)(j)	Lending Club	08/19/2022	38,188	38,188	37,789
192637025.SRDLC, 30.99%, 08/18/2025 (a)(j)	Lending Club	08/22/2022	3,475	3,508	3,423
192639185.SRDLC, 25.99%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	11,324	11,324	11,072
192640791.SRDLC, 30.99%, 08/18/2025 (a)(j)	Lending Club	08/22/2022	1,930	1,949	1,902
192642788.SRDLC, 30.99%, 08/25/2027 (a)(j)	Lending Club	08/29/2022	5,929	5,987	5,883
192642800.SRDLC, 30.99%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	4,573	4,616	4,493
192645606.SRDLC, 16.19%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	9,562	9,562	9,438
192646300.SRDLC, 30.99%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	4,898	4,945	4,848
192654942.SRDLC, 28.99%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	11,816	11,816	11,551
192655658.SRDLC, 24.49%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	7,692	7,692	7,550
192655928.SRDLC, 24.99%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	7,076	7,076	6,938
192657341.SRDLC, 28.99%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	11,816	11,816	11,551
192659696.SRDLC, 23.99%, 08/16/2025 (a)(j)	Lending Club	08/23/2022	2,980	2,980	2,925
192662250.SRDLC, 29.49%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	24,109	24,109	23,655
192662590.SRDLC, 26.49%, 08/04/2025 (a)(j)	Lending Club	08/23/2022	9,133	9,133	8,958
192665917.SRDLC, 28.99%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	10,044	10,044	9,818
192666442.SRDLC, 20.49%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	11,765	11,765	11,587
192668831.SRDLC, 22.49%, 08/23/2027 (a)(j)	Lending Club	08/25/2022	21,593	21,593	21,139
192668976.SRDLC, 22.49%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	4,908	4,908	4,803
192670626.SRDLC, 23.99%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	3,845	3,845	3,774
192671256.SRDLC, 32.39%, 08/13/2027 (a)(j)	Lending Club	08/23/2022	19,612	19,612	19,160
192681682.SRDLC, 29.49%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	19,287	19,287	18,924
192682285.SRDLC, 15.99%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	9,561	9,561	9,437
192691357.SRDLC, 16.49%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	9,564	9,564	9,440
192691765.SRDLC, 30.99%, 08/28/2025 (a)(j)	Lending Club	08/23/2022	2,432	2,455	2,407
192694158.SRDLC, 25.99%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	5,774	5,774	5,667

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
192694190.SRDLC, 21.99%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	$6,869	$6,936	$6,837
192698444.SRDLC, 11.29%, 09/01/2025 (a)(j)(k)	Lending Club	09/06/2022	17,178	17,014	17,089
192702036.SRDLC, 26.49%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	11,802	11,802	11,540
192704436.SRDLC, 16.94%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	21,526	21,526	21,297
192707631.SRDLC, 30.99%, 08/24/2025 (a)(j)	Lending Club	08/26/2022	9,652	9,745	9,530
192708355.SRDLC, 32.39%, 08/19/2027 (a)(j)	Lending Club	08/23/2022	18,722	18,904	18,344
192713407.SRDLC, 18.99%, 08/19/2025 (a)(j)	Lending Club	08/23/2022	2,874	2,901	2,873
192726339.SRDLC, 24.49%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	2,884	2,884	2,833
192743045.SRDLC, 21.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	467	472	466
192743620.SRDLC, 17.24%, 08/23/2025 (a)(j)	Lending Club	08/25/2022	3,828	3,864	3,828
192746030.SRDLC, 25.49%, 09/12/2027 (a)(j)	Lending Club	09/14/2022	26,735	26,471	26,293
192747854.SRDLC, 32.39%, 08/24/2027 (a)(j)	Lending Club	08/26/2022	5,670	5,726	5,569
192749125.SRDLC, 32.39%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	12,006	12,006	11,738
192753365.SRDLC, 30.99%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	11,826	11,942	11,610
192758531.SRDLC, 20.49%, 09/16/2024 (a)(j)	Lending Club	09/20/2022	13,910	14,042	13,928
192759832.SRDLC, 22.99%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	23,563	23,563	23,058
192763465.SRDLC, 25.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	24,059	24,288	23,837
192766943.SRDLC, 22.99%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	17,672	17,834	17,704
192771675.SRDLC, 25.99%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	16,716	16,716	16,353
192775167.SRDLC, 26.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	2,889	2,916	2,860
192776232.SRDLC, 29.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	5,788	5,843	5,709
192776777.SRDLC, 30.74%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	2,895	2,924	2,884
192777570.SRDLC, 26.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	7,270	7,339	7,204
192780614.SRDLC, 23.99%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	4,911	4,959	4,890
192782972.SRDLC, 15.44%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	2,389	2,389	2,359
192784709.SRDLC, 11.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	9,533	9,533	9,474
192789922.SRDLC, 25.99%, 09/06/2027 (a)(j)	Lending Club	09/08/2022	12,892	12,765	12,652
192792740.SRDLC, 30.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	11,583	11,696	11,537
192796294.SRDLC, 9.09%, 09/01/2025 (a)(j)	Lending Club	09/06/2022	8,782	8,698	8,735
192796437.SRDLC, 22.49%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	4,801	4,847	4,778
192797845.SRDLC, 30.99%, 08/10/2025 (a)(j)	Lending Club	08/26/2022	6,757	6,821	6,671
192800194.SRDLC, 20.99%, 08/23/2025 (a)(j)	Lending Club	08/25/2022	6,715	6,779	6,701
192807692.SRDLC, 26.74%, 08/25/2025 (a)(j)	Lending Club	08/24/2022	11,581	11,692	11,517
192809365.SRDLC, 23.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	24,029	24,029	23,599
192809620.SRDLC, 27.99%, 08/22/2025 (a)(j)(k)	Lending Club	08/24/2022	2,946	2,974	2,920
192810627.SRDLC, 19.94%, 08/23/2025 (a)(j)	Lending Club	08/25/2022	5,752	5,752	5,661
192814693.SRDLC, 30.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	1,347	1,359	1,323
192815018.SRDLC, 20.99%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	5,756	5,811	5,750
192817165.SRDLC, 30.99%, 08/22/2027 (a)(j)(k)	Lending Club	08/24/2022	11,914	12,031	11,695
192817671.SRDLC, 22.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	4,803	4,846	4,810
192817846.SRDLC, 25.99%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	4,042	4,080	4,005
192821713.SRDLC, 29.49%, 08/22/2027 (a)(j)	Lending Club	08/24/2022	3,940	3,940	3,853
192822780.SRDLC, 22.49%, 08/22/2025 (a)(j)	Lending Club	08/24/2022	24,006	24,235	23,889
192824567.SRDLC, 19.74%, 08/23/2025 (a)(j)	Lending Club	08/25/2022	3,067	3,096	3,072
192826738.SRDLC, 28.99%, 08/23/2025 (a)(j)	Lending Club	08/25/2022	1,446	1,460	1,432
192832835.SRDLC, 30.99%, 09/04/2027 (a)(j)(k)	Lending Club	08/25/2022	12,000	12,120	11,859
192835380.SRDLC, 22.99%, 08/23/2025 (a)(j)	Lending Club	08/25/2022	6,243	6,303	6,215
192836364.SRDLC, 20.49%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	2,302	2,324	2,299
192842278.SRDLC, 29.49%, 08/24/2025 (a)(j)	Lending Club	08/26/2022	13,067	13,067	12,836
192845820.SRDLC, 18.49%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	5,746	5,746	5,662
192846539.SRDLC, 26.49%, 08/23/2025 (a)(j)	Lending Club	08/25/2022	1,733	1,733	1,702
192846667.SRDLC, 32.39%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	4,931	4,979	4,853
192847951.SRDLC, 26.99%, 08/24/2025 (a)(j)	Lending Club	08/26/2022	4,815	4,861	4,771
192855200.SRDLC, 28.99%, 08/23/2027 (a)(j)	Lending Club	08/25/2022	4,136	4,136	4,046
192855485.SRDLC, 30.99%, 08/24/2025 (a)(j)	Lending Club	08/26/2022	11,583	11,694	11,436
192855597.SRDLC, 19.99%, 08/25/2027 (a)(j)	Lending Club	08/29/2022	5,881	5,939	5,868
192861177.SRDLC, 26.49%, 08/23/2027 (a)(j)	Lending Club	08/25/2022	4,721	4,721	4,620

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
192863062.SRDLC, 30.99%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	$9,652	$9,745	$9,547
192864288.SRDLC, 20.99%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	3,453	3,486	3,450
192867016.SRDLC, 15.19%, 08/25/2027 (a)(j)	Lending Club	08/29/2022	6,451	6,451	6,382
192869569.SRDLC, 11.29%, 08/24/2025 (a)(j)	Lending Club	08/26/2022	14,293	14,293	14,207
192869827.SRDLC, 26.74%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	20,851	21,052	20,793
192873403.SRDLC, 25.24%, 08/30/2027 (a)(j)	Lending Club	08/30/2022	34,502	34,502	34,140
192876219.SRDLC, 30.99%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	5,786	5,843	5,767
192876433.SRDLC, 23.99%, 08/30/2027 (a)(j)	Lending Club	09/01/2022	39,291	38,910	38,882
192876522.SRDLC, 32.39%, 08/25/2027 (a)(j)	Lending Club	08/29/2022	7,889	7,966	7,761
192876723.SRDLC, 24.99%, 08/24/2025 (a)(j)	Lending Club	08/26/2022	3,847	3,847	3,781
192879657.SRDLC, 15.94%, 08/24/2027 (a)(j)	Lending Club	08/26/2022	16,105	16,105	15,922
192881890.SRDLC, 27.24%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	2,311	2,334	2,293
192884522.SRDLC, 11.29%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	25,727	25,727	25,582
192885568.SRDLC, 26.99%, 08/25/2025 (a)(j)(k)	Lending Club	08/29/2022	2,454	2,478	2,438
192886017.SRDLC, 30.99%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	2,896	2,923	2,866
192886814.SRDLC, 22.99%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	7,684	7,758	7,663
192888380.SRDLC, 25.49%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	4,810	4,856	4,776
192889105.SRDLC, 32.39%, 08/31/2027 (a)(j)	Lending Club	09/02/2022	6,884	6,951	6,789
192890459.SRDLC, 30.99%, 08/21/2025 (a)(j)	Lending Club	08/29/2022	7,680	7,753	7,594
192890531.SRDLC, 32.39%, 08/24/2027 (a)(j)	Lending Club	08/26/2022	7,494	7,494	7,332
192891554.SRDLC, 20.24%, 08/24/2025 (a)(j)	Lending Club	08/26/2022	4,802	4,802	4,757
192892859.SRDLC, 25.99%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	6,736	6,800	6,691
192894802.SRDLC, 23.24%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	3,843	3,880	3,832
192894830.SRDLC, 30.99%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	7,884	7,962	7,762
192895571.SRDLC, 19.99%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	2,876	2,903	2,874
192896950.SRDLC, 12.24%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	12,205	12,205	12,099
192896989.SRDLC, 25.99%, 08/25/2025 (a)(j)(k)	Lending Club	08/29/2022	1,963	1,963	1,930
192899816.SRDLC, 20.74%, 08/25/2025 (a)(j)	Lending Club	08/29/2022	4,028	4,028	3,969
192902229.SRDLC, 15.19%, 08/25/2027 (a)(j)	Lending Club	08/29/2022	14,661	14,661	14,504
192902759.SRDLC, 21.99%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	6,182	6,242	6,170
192908003.SRDLC, 20.99%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	6,622	6,622	6,524
192912950.SRDLC, 21.74%, 08/26/2026 (a)(j)	Lending Club	08/30/2022	38,931	38,931	38,282
192913549.SRDLC, 22.49%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	15,704	15,704	15,401
192917763.SRDLC, 12.24%, 09/07/2025 (a)(j)	Lending Club	08/30/2022	9,806	9,806	9,753
192920638.SRDLC, 20.49%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	7,672	7,741	7,701
192921440.SRDLC, 15.69%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	6,340	6,340	6,273
192921563.SRDLC, 32.39%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	13,042	13,160	12,951
192923851.SRDLC, 20.99%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	2,878	2,905	2,876
192924727.SRDLC, 25.24%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	10,812	10,812	10,601
192925407.SRDLC, 19.19%, 08/27/2025 (a)(j)	Lending Club	08/30/2022	8,626	8,626	8,557
192930139.SRDLC, 25.24%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	22,582	22,582	22,141
192931533.SRDLC, 22.74%, 08/22/2027 (a)(j)	Lending Club	08/30/2022	9,791	9,791	9,600
192932397.SRDLC, 20.74%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	18,827	18,827	18,542
192932635.SRDLC, 25.49%, 08/29/2026 (a)(j)	Lending Club	08/31/2022	11,778	11,778	11,665
192933007.SRDLC, 15.19%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	27,367	27,367	27,080
192934351.SRDLC, 30.99%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	5,791	5,847	5,731
192934415.SRDLC, 14.49%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	20,056	20,056	19,879
192935971.SRDLC, 13.19%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	19,523	19,523	19,366
192947298.SRDLC, 20.49%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	3,452	3,452	3,402
192949103.SRDLC, 24.99%, 08/30/2025 (a)(j)(k)	Lending Club	09/01/2022	1,962	1,981	1,954
192949362.SRDLC, 20.74%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	9,591	9,684	9,631
192950568.SRDLC, 26.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	8,087	8,159	8,076
192951569.SRDLC, 22.99%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	4,799	4,846	4,810
192952237.SRDLC, 24.24%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	17,683	17,683	17,339
192954346.SRDLC, 17.49%, 08/26/2025 (a)(j)	Lending Club	08/30/2022	4,715	4,715	4,660
192954423.SRDLC, 30.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	3,861	3,895	3,843
192954826.SRDLC, 15.19%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	15,638	15,638	15,474

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
192955270.SRDLC, 25.99%, 08/26/2027 (a)(j)	Lending Club	08/30/2022	$15,732	$15,732	$15,424
192955657.SRDLC, 25.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	9,622	9,708	9,609
192956476.SRDLC, 25.74%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	12,781	12,898	12,784
192956853.SRDLC, 16.49%, 08/15/2025 (a)(j)	Lending Club	09/01/2022	8,206	8,285	8,219
192960228.SRDLC, 15.99%, 09/01/2025 (a)(j)	Lending Club	08/30/2022	12,549	12,549	12,455
192964543.SRDLC, 32.39%, 09/14/2027 (a)(j)(k)	Lending Club	08/31/2022	14,400	14,526	14,414
192966506.SRDLC, 30.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	9,652	9,737	9,609
192974045.SRDLC, 20.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	6,715	6,776	6,741
192978951.SRDLC, 31.49%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	10,350	10,443	10,290
192979492.SRDLC, 16.69%, 08/29/2026 (a)(j)	Lending Club	08/31/2022	26,147	26,147	25,977
192979855.SRDLC, 26.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	963	972	962
192982092.SRDLC, 22.24%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	8,342	8,342	8,253
192987262.SRDLC, 30.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	1,904	1,923	1,886
192989933.SRDLC, 14.94%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	20,522	20,522	20,428
192989998.SRDLC, 30.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	5,791	5,848	5,769
192990369.SRDLC, 30.99%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	8,679	8,764	8,650
192991046.SRDLC, 29.99%, 09/01/2025 (a)(j)	Lending Club	09/02/2022	24,564	24,801	24,069
192995083.SRDLC, 32.39%, 08/31/2027 (a)(j)	Lending Club	09/02/2022	11,822	11,940	11,766
192996701.SRDLC, 30.74%, 09/01/2025 (a)(j)	Lending Club	09/06/2022	8,845	8,930	8,685
193000989.SRDLC, 20.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	2,302	2,302	2,283
193001021.SRDLC, 25.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	1,732	1,748	1,730
193001323.SRDLC, 19.69%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	9,585	9,585	9,507
193002155.SRDLC, 28.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	5,785	5,836	5,777
193005732.SRDLC, 23.99%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	14,734	14,734	14,575
193006752.SRDLC, 22.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	9,605	9,692	9,620
193007274.SRDLC, 28.74%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	7,230	7,294	7,220
193008719.SRDLC, 25.49%, 08/30/2027 (a)(j)	Lending Club	09/01/2022	12,779	12,655	12,645
193008800.SRDLC, 15.99%, 09/23/2025 (a)(j)	Lending Club	09/27/2022	3,130	3,100	3,108
193010229.SRDLC, 24.49%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	19,651	19,651	19,438
193011037.SRDLC, 15.74%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	8,125	8,048	8,075
193013525.SRDLC, 31.89%, 08/29/2026 (a)(j)	Lending Club	08/31/2022	4,697	4,739	4,674
193015947.SRDLC, 23.74%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	5,766	5,822	5,776
193016420.SRDLC, 24.69%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	14,740	14,740	14,580
193016442.SRDLC, 24.49%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	6,922	6,984	6,915
193018530.SRDLC, 22.24%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	4,320	4,320	4,282
193019713.SRDLC, 23.49%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	11,530	11,530	11,426
193020910.SRDLC, 13.44%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	7,635	7,635	7,597
193025123.SRDLC, 18.74%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	9,578	9,665	9,625
193043411.SRDLC, 25.19%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	4,914	4,914	4,861
193043888.SRDLC, 18.49%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	4,895	4,847	4,855
193045278.SRDLC, 10.79%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	9,234	9,234	9,188
193048715.SRDLC, 18.49%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	22,985	23,193	23,096
193049189.SRDLC, 25.49%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	7,205	7,272	7,161
193051392.SRDLC, 24.99%, 09/16/2027 (a)(j)	Lending Club	09/20/2022	20,077	19,879	19,789
193051775.SRDLC, 24.49%, 09/08/2027 (a)(j)	Lending Club	09/12/2022	5,304	5,251	5,212
193063140.SRDLC, 14.44%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	10,505	10,505	10,453
193067174.SRDLC, 10.79%, 09/03/2025 (a)(j)	Lending Club	08/31/2022	32,259	32,259	32,151
193070371.SRDLC, 30.99%, 09/14/2027 (a)(j)	Lending Club	09/16/2022	5,461	5,515	5,387
193075296.SRDLC, 30.99%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	11,826	11,933	11,758
193075353.SRDLC, 26.49%, 08/31/2027 (a)(j)	Lending Club	09/02/2022	7,862	7,940	7,871
193079923.SRDLC, 20.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	1,439	1,453	1,445
193081235.SRDLC, 16.19%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	11,736	11,736	11,661
193081260.SRDLC, 24.74%, 08/29/2027 (a)(j)	Lending Club	08/31/2022	18,670	18,841	18,676
193081267.SRDLC, 30.99%, 08/29/2025 (a)(j)	Lending Club	08/31/2022	2,896	2,921	2,883
193082133.SRDLC, 15.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	6,119	6,061	6,081
193085767.SRDLC, 27.74%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	9,826	9,922	9,819
193085811.SRDLC, 22.49%, 08/31/2027 (a)(j)	Lending Club	09/02/2022	6,866	6,799	6,798

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
193088858.SRDLC, 28.99%, 08/30/2027 (a)(j)	Lending Club	09/01/2022	$10,831	$10,939	$10,848
193089979.SRDLC, 23.49%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	8,984	9,071	9,000
193104978.SRDLC, 20.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	3,453	3,487	3,468
193105479.SRDLC, 22.24%, 08/31/2027 (a)(j)	Lending Club	09/02/2022	26,480	26,223	26,219
193106592.SRDLC, 24.49%, 09/29/2027 (a)(j)	Lending Club	09/06/2022	8,144	8,063	7,989
193107288.SRDLC, 23.99%, 08/31/2027 (a)(j)	Lending Club	09/02/2022	24,540	24,301	24,295
193109985.SRDLC, 32.39%, 09/06/2027 (a)(j)	Lending Club	09/08/2022	5,363	5,416	5,267
193110078.SRDLC, 20.99%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	1,917	1,936	1,926
193110115.SRDLC, 20.99%, 09/07/2025 (a)(j)	Lending Club	09/09/2022	2,939	2,968	2,934
193110233.SRDLC, 25.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	10,008	10,106	10,000
193110450.SRDLC, 32.39%, 08/30/2027 (a)(j)	Lending Club	09/01/2022	5,917	5,976	5,885
193110528.SRDLC, 26.49%, 08/31/2027 (a)(j)	Lending Club	09/02/2022	9,828	9,925	9,838
193110550.SRDLC, 22.99%, 08/30/2025 (a)(j)	Lending Club	09/01/2022	9,605	9,698	9,623
193120148.SRDLC, 28.99%, 08/31/2027 (a)(j)	Lending Club	09/02/2022	19,677	19,873	19,717
193124504.SRDLC, 27.24%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	962	972	962
193125411.SRDLC, 21.49%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	4,795	4,841	4,816
193127470.SRDLC, 30.99%, 09/08/2025 (a)(j)	Lending Club	09/12/2022	7,863	7,939	7,748
193131853.SRDLC, 26.74%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	5,772	5,828	5,771
193132810.SRDLC, 24.49%, 08/31/2027 (a)(j)	Lending Club	09/02/2022	9,425	9,518	9,436
193133751.SRDLC, 30.99%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	964	974	961
193133835.SRDLC, 18.49%, 09/01/2025 (a)(j)	Lending Club	09/06/2022	9,790	9,696	9,644
193136922.SRDLC, 25.99%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	5,770	5,826	5,768
193139838.SRDLC, 13.99%, 09/01/2025 (a)(j)	Lending Club	09/06/2022	2,346	2,323	2,326
193147466.SRDLC, 23.99%, 09/15/2027 (a)(j)	Lending Club	09/06/2022	30,902	30,597	30,304
193150159.SRDLC, 30.99%, 08/31/2025 (a)(j)	Lending Club	09/02/2022	2,314	2,337	2,307
193169674.SRDLC, 9.34%, 09/15/2025 (a)(j)	Lending Club	09/08/2022	23,280	23,058	23,224
193178019.SRDLC, 28.24%, 09/02/2025 (a)(j)	Lending Club	09/07/2022	9,820	9,915	9,703
193178153.SRDLC, 9.59%, 09/07/2027 (a)(j)	Lending Club	09/09/2022	17,765	17,591	17,674
193178177.SRDLC, 17.19%, 09/06/2027 (a)(j)	Lending Club	09/08/2022	28,692	28,410	28,382
193184149.SRDLC, 18.99%, 09/21/2025 (a)(j)	Lending Club	09/08/2022	4,834	4,881	4,837
193185229.SRDLC, 30.99%, 09/07/2027 (a)(j)	Lending Club	09/09/2022	7,943	8,021	7,806
193207659.SRDLC, 15.99%, 09/06/2025 (a)(j)	Lending Club	09/08/2022	9,782	9,688	9,674
193213965.SRDLC, 26.99%, 09/22/2025 (a)(j)	Lending Club	09/26/2022	7,043	7,112	7,023
193220599.SRDLC, 18.49%, 09/20/2025 (a)(j)	Lending Club	09/08/2022	14,793	14,652	14,695
193225539.SRDLC, 32.39%, 09/02/2027 (a)(j)	Lending Club	09/07/2022	9,261	9,352	9,090
193234903.SRDLC, 26.49%, 09/07/2025 (a)(j)	Lending Club	09/09/2022	24,538	24,300	24,134
193239193.SRDLC, 20.49%, 09/09/2027 (a)(j)	Lending Club	09/13/2022	13,864	13,728	13,686
193242762.SRDLC, 17.74%, 09/06/2025 (a)(j)	Lending Club	09/08/2022	16,150	15,994	15,970
193242817.SRDLC, 15.99%, 09/06/2025 (a)(j)	Lending Club	09/08/2022	7,899	7,823	7,812
193245917.SRDLC, 15.99%, 09/12/2025 (a)(j)	Lending Club	09/14/2022	7,043	6,975	6,974
193251486.SRDLC, 27.74%, 09/06/2025 (a)(j)	Lending Club	09/08/2022	7,855	7,931	7,766
193266605.SRDLC, 32.39%, 09/06/2027 (a)(j)	Lending Club	09/08/2022	19,328	19,137	18,965
193269795.SRDLC, 16.49%, 09/12/2027 (a)(j)	Lending Club	09/14/2022	39,567	39,177	39,189
193273526.SRDLC, 25.99%, 09/07/2025 (a)(j)(k)	Lending Club	09/09/2022	4,000	4,010	1,629
193278182.SRDLC, 9.34%, 09/08/2025 (a)(j)	Lending Club	09/12/2022	9,758	9,665	9,712
193279016.SRDLC, 9.59%, 09/02/2025 (a)(j)	Lending Club	09/16/2022	7,319	7,249	7,287
193287070.SRDLC, 18.19%, 09/11/2026 (a)(j)	Lending Club	09/08/2022	2,471	2,446	2,454
193294673.SRDLC, 20.44%, 09/20/2027 (a)(j)	Lending Club	09/08/2022	14,974	14,828	14,874
193299553.SRDLC, 30.99%, 09/06/2025 (a)(j)	Lending Club	09/08/2022	2,457	2,481	2,416
193299697.SRDLC, 13.99%, 09/07/2025 (a)(j)	Lending Club	09/09/2022	5,474	5,421	5,429
193306364.SRDLC, 20.99%, 09/06/2025 (a)(j)	Lending Club	09/08/2022	954	963	951
193309315.SRDLC, 15.99%, 09/06/2025 (a)(j)	Lending Club	09/08/2022	7,825	7,750	7,739
193322974.SRDLC, 31.74%, 09/07/2027 (a)(j)	Lending Club	09/09/2022	7,150	7,220	7,026
193325911.SRDLC, 25.49%, 09/20/2027 (a)(j)	Lending Club	09/22/2022	27,765	27,490	27,386
193330226.SRDLC, 24.24%, 09/08/2027 (a)(j)	Lending Club	09/12/2022	9,913	9,815	9,742
193330824.SRDLC, 22.74%, 10/11/2027 (a)(j)	Lending Club	10/13/2022	14,114	13,974	14,013
193333795.SRDLC, 25.99%, 09/08/2025 (a)(j)	Lending Club	09/12/2022	4,907	4,954	4,866

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
193337389.SRDLC, 15.99%, 09/15/2025 (a)(j)	Lending Club	09/09/2022	$4,909	$4,862	$4,884
193341840.SRDLC, 32.39%, 09/27/2027 (a)(j)	Lending Club	09/29/2022	14,897	15,045	14,802
193343769.SRDLC, 18.24%, 09/22/2025 (a)(j)	Lending Club	09/15/2022	1,819	1,837	1,827
193345355.SRDLC, 32.39%, 09/12/2027 (a)(j)	Lending Club	09/14/2022	9,932	10,030	9,786
193347562.SRDLC, 18.24%, 09/09/2025 (a)(j)	Lending Club	09/13/2022	14,097	14,232	14,116
193348242.SRDLC, 25.49%, 09/07/2027 (a)(j)	Lending Club	09/09/2022	7,933	8,011	7,865
193355104.SRDLC, 10.79%, 09/19/2025 (a)(j)	Lending Club	09/21/2022	34,172	33,841	34,037
193357114.SRDLC, 13.19%, 09/22/2025 (a)(j)	Lending Club	09/12/2022	14,735	14,594	14,659
193359361.SRDLC, 24.24%, 09/09/2025 (a)(j)	Lending Club	09/13/2022	1,692	1,676	1,667
193363726.SRDLC, 27.99%, 09/16/2024 (a)(j)	Lending Club	09/20/2022	9,684	9,777	9,647
193378827.SRDLC, 15.99%, 09/12/2025 (a)(j)	Lending Club	09/14/2022	18,585	18,406	18,509
193390533.SRDLC, 30.99%, 09/04/2027 (a)(j)	Lending Club	09/14/2022	6,212	6,273	6,120
193392016.SRDLC, 9.59%, 09/09/2025 (a)(j)	Lending Club	09/13/2022	4,880	4,833	4,857
193392433.SRDLC, 21.49%, 09/08/2025 (a)(j)	Lending Club	09/12/2022	4,900	4,947	4,894
193397249.SRDLC, 25.24%, 09/09/2025 (a)(j)	Lending Club	09/13/2022	16,679	16,517	16,428
193401898.SRDLC, 28.99%, 09/12/2025 (a)(j)	Lending Club	09/14/2022	6,557	6,493	6,459
193402913.SRDLC, 26.49%, 09/16/2025 (a)(j)	Lending Club	09/20/2022	4,908	4,860	4,845
193405242.SRDLC, 24.49%, 09/22/2025 (a)(j)	Lending Club	09/27/2022	3,725	3,688	3,687
193406936.SRDLC, 13.74%, 09/21/2025 (a)(j)(k)	Lending Club	09/23/2022	23,561	23,332	23,450
193409636.SRDLC, 17.69%, 09/12/2025 (a)(j)	Lending Club	09/14/2022	10,766	10,662	10,660
193413820.SRDLC, 32.39%, 10/25/2027 (a)(j)	Lending Club	09/13/2022	4,866	4,914	4,828
193420709.SRDLC, 31.49%, 09/14/2027 (a)(j)(k)	Lending Club	09/16/2022	20,000	19,800	8,213
193423497.SRDLC, 30.49%, 09/09/2027 (a)(j)	Lending Club	09/13/2022	7,942	8,020	7,823
193424832.SRDLC, 15.44%, 09/20/2025 (a)(j)	Lending Club	09/20/2022	14,696	14,553	14,643
193427219.SRDLC, 28.99%, 09/21/2025 (a)(j)	Lending Club	09/23/2022	19,645	19,453	19,415
193427934.SRDLC, 22.99%, 09/09/2025 (a)(j)	Lending Club	09/13/2022	14,294	14,431	14,216
193432417.SRDLC, 13.69%, 09/15/2025 (a)(j)	Lending Club	09/14/2022	39,141	38,764	39,006
193440200.SRDLC, 26.24%, 09/20/2025 (a)(j)	Lending Club	09/20/2022	1,573	1,588	1,572
193441057.SRDLC, 32.39%, 09/20/2027 (a)(j)	Lending Club	09/14/2022	8,000	8,079	7,956
193442527.SRDLC, 25.99%, 09/12/2025 (a)(j)	Lending Club	09/14/2022	2,944	2,973	2,922
193469852.SRDLC, 14.54%, 09/12/2025 (a)(j)	Lending Club	09/14/2022	2,346	2,369	2,351
193490277.SRDLC, 25.99%, 09/12/2025 (a)(j)	Lending Club	09/14/2022	1,178	1,189	1,169
193491097.SRDLC, 25.49%, 09/12/2027 (a)(j)	Lending Club	09/14/2022	5,950	6,008	5,911
193495324.SRDLC, 25.99%, 09/12/2025 (a)(j)	Lending Club	09/14/2022	7,066	7,134	7,013
193497771.SRDLC, 22.49%, 09/14/2027 (a)(j)	Lending Club	09/16/2022	29,725	29,432	29,262
193502349.SRDLC, 21.99%, 09/14/2025 (a)(j)	Lending Club	09/16/2022	7,057	7,125	7,035
193508769.SRDLC, 32.39%, 09/19/2027 (a)(j)	Lending Club	09/21/2022	19,863	19,666	19,576
193510744.SRDLC, 14.69%, 09/12/2025 (a)(j)	Lending Club	09/14/2022	23,465	23,239	23,292
193514957.SRDLC, 24.99%, 09/15/2027 (a)(j)	Lending Club	09/19/2022	31,529	31,217	31,064
193515056.SRDLC, 18.99%, 09/13/2025 (a)(j)	Lending Club	09/15/2022	7,833	7,909	7,848
193519115.SRDLC, 30.99%, 09/14/2025 (a)(j)	Lending Club	09/14/2022	4,923	4,971	4,908
193521654.SRDLC, 29.49%, 09/13/2027 (a)(j)	Lending Club	09/15/2022	12,407	12,284	12,203
193525822.SRDLC, 20.49%, 09/20/2025 (a)(j)	Lending Club	09/22/2022	4,115	4,074	4,072
193542597.SRDLC, 23.49%, 09/13/2025 (a)(j)	Lending Club	09/15/2022	24,515	24,753	24,426
193543089.SRDLC, 25.19%, 09/27/2027 (a)(j)	Lending Club	09/29/2022	10,312	10,210	10,197
193565598.SRDLC, 15.99%, 09/16/2025 (a)(j)	Lending Club	09/20/2022	2,935	2,906	2,910
193582949.SRDLC, 18.49%, 09/16/2025 (a)(j)	Lending Club	09/20/2022	31,157	30,854	30,818
193602909.SRDLC, 24.49%, 09/15/2027 (a)(j)	Lending Club	09/19/2022	8,922	9,010	8,884
193605192.SRDLC, 25.24%, 09/14/2025 (a)(j)	Lending Club	09/16/2022	2,453	2,477	2,436
193605222.SRDLC, 9.59%, 09/28/2025 (a)(j)	Lending Club	09/20/2022	3,900	3,863	3,881
193612173.SRDLC, 10.79%, 09/19/2025 (a)(j)	Lending Club	09/21/2022	6,832	6,766	6,805
193639194.SRDLC, 20.49%, 09/19/2027 (a)(j)	Lending Club	09/21/2022	9,903	9,805	9,797
193640201.SRDLC, 32.39%, 09/19/2027 (a)(j)(k)	Lending Club	09/21/2022	16,863	16,694	16,673
193645928.SRDLC, 19.49%, 09/01/2027 (a)(j)	Lending Club	09/20/2022	4,910	4,958	4,926
193662673.SRDLC, 15.99%, 09/19/2025 (a)(j)	Lending Club	09/21/2022	6,236	6,175	6,185
193675991.SRDLC, 22.49%, 09/20/2027 (a)(j)	Lending Club	09/22/2022	15,457	15,304	15,249
193689839.SRDLC, 30.99%, 09/19/2025 (a)(j)	Lending Club	09/21/2022	3,931	3,970	3,894

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
193693368.SRDLC, 19.99%, 09/23/2025 (a)(j)	Lending Club	09/27/2022	$3,526	$3,561	$3,537
193696796.SRDLC, 32.39%, 09/16/2027 (a)(j)	Lending Club	09/20/2022	19,863	20,059	19,639
193700025.SRDLC, 24.94%, 09/22/2025 (a)(j)	Lending Club	09/21/2022	1,966	1,947	1,956
193704775.SRDLC, 20.99%, 10/07/2027 (a)(j)	Lending Club	10/12/2022	10,000	10,025	10,038
193706748.SRDLC, 26.74%, 09/19/2025 (a)(j)	Lending Club	09/21/2022	3,239	3,271	3,222
193709519.SRDLC, 9.09%, 09/23/2025 (a)(j)	Lending Club	09/27/2022	4,781	4,735	4,765
193712658.SRDLC, 29.74%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	5,895	5,953	5,863
193717551.SRDLC, 21.99%, 09/27/2025 (a)(j)(k)	Lending Club	09/29/2022	5,000	5,049	5,007
193719168.SRDLC, 22.49%, 09/19/2027 (a)(j)	Lending Club	09/21/2022	9,908	9,810	9,772
193719963.SRDLC, 25.99%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	5,888	5,831	5,831
193722521.SRDLC, 30.99%, 09/23/2027 (a)(j)	Lending Club	09/27/2022	24,275	24,515	24,098
193741451.SRDLC, 29.99%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	3,439	3,473	3,422
193755232.SRDLC, 20.49%, 09/21/2027 (a)(j)	Lending Club	09/23/2022	23,272	23,042	23,036
193804618.SRDLC, 15.99%, 09/22/2025 (a)(j)	Lending Club	09/26/2022	19,563	19,373	19,423
193814373.SRDLC, 30.99%, 09/21/2025 (a)(j)	Lending Club	09/23/2022	3,243	3,275	3,216
193823411.SRDLC, 30.99%, 09/22/2025 (a)(j)	Lending Club	09/26/2022	9,435	9,527	9,373
193838030.SRDLC, 24.99%, 10/05/2027 (a)(j)	Lending Club	10/07/2022	35,000	34,652	34,666
193845623.SRDLC, 20.24%, 09/30/2027 (a)(j)	Lending Club	09/28/2022	9,434	9,340	9,344
193847911.SRDLC, 20.19%, 09/23/2025 (a)(j)	Lending Club	09/27/2022	4,898	4,850	4,854
193864910.SRDLC, 12.69%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	19,541	19,350	19,441
193886437.SRDLC, 9.34%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	4,586	4,542	4,572
193891725.SRDLC, 14.19%, 09/29/2027 (a)(j)	Lending Club	10/03/2022	29,654	29,359	29,640
193897869.SRDLC, 23.49%, 09/26/2027 (a)(j)	Lending Club	09/28/2022	14,857	14,709	14,687
193900889.SRDLC, 22.49%, 09/26/2027 (a)(j)	Lending Club	09/28/2022	20,213	20,013	19,984
193904883.SRDLC, 30.99%, 09/23/2025 (a)(j)	Lending Club	09/27/2022	2,948	2,977	2,931
193919332.SRDLC, 30.99%, 10/17/2025 (a)(j)	Lending Club	10/19/2022	13,200	13,069	13,126
193924458.SRDLC, 16.94%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	2,500	2,475	2,489
193925110.SRDLC, 19.19%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	2,265	2,243	2,246
193926621.SRDLC, 23.5531%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	2,147	2,168	2,150
193931676.SRDLC, 30.74%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	3,931	3,970	3,912
193939471.SRDLC, 32.39%, 10/06/2027 (a)(j)	Lending Club	10/11/2022	6,500	6,516	6,487
193940880.SRDLC, 22.49%, 09/26/2027 (a)(j)	Lending Club	09/28/2022	19,817	19,621	19,592
193944455.SRDLC, 24.99%, 10/06/2025 (a)(j)(k)	Lending Club	09/28/2022	3,300	3,332	3,285
193956137.SRDLC, 24.99%, 10/20/2027 (a)(j)	Lending Club	10/07/2022	25,000	25,062	24,822
193966041.SRDLC, 21.0119%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	5,322	5,373	5,336
193967656.SRDLC, 23.99%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	981	971	971
193968510.SRDLC, 25.99%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	5,888	5,946	5,877
193976442.SRDLC, 29.99%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	10,000	10,025	10,061
193981563.SRDLC, 25.49%, 09/26/2027 (a)(j)	Lending Club	09/28/2022	8,627	8,541	8,528
193986752.SRDLC, 30.99%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	11,794	11,909	11,729
193990313.SRDLC, 27.99%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	4,910	4,958	4,900
193993362.SRDLC, 23.99%, 09/26/2027 (a)(j)	Lending Club	09/28/2022	15,364	15,516	15,381
193996097.SRDLC, 22.99%, 09/26/2025 (a)(j)	Lending Club	09/28/2022	3,504	3,538	3,507
193997666.SRDLC, 32.39%, 10/04/2027 (a)(j)	Lending Club	10/06/2022	15,000	14,851	14,845
194006210.SRDLC, 19.99%, 10/04/2027 (a)(j)	Lending Club	10/06/2022	18,000	17,821	17,867
194026974.SRDLC, 27.99%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	2,455	2,479	2,451
194027078.SRDLC, 29.99%, 10/04/2025 (a)(j)	Lending Club	10/06/2022	1,466	1,470	1,456
194031497.SRDLC, 24.74%, 09/28/2027 (a)(j)	Lending Club	09/30/2022	9,518	9,422	9,415
194038788.SRDLC, 20.99%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	3,429	3,463	3,442
194040422.SRDLC, 20.99%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	3,429	3,463	3,442
194040492.SRDLC, 26.24%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	2,944	2,973	2,940
194041243.SRDLC, 21.99%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	14,105	14,243	14,124
194042196.SRDLC, 22.99%, 09/27/2025 (a)(j)	Lending Club	09/29/2022	5,883	5,940	5,890
194051376.SRDLC, 13.19%, 10/06/2027 (a)(j)	Lending Club	10/11/2022	30,000	29,702	29,891
194051674.SRDLC, 15.99%, 09/28/2025 (a)(j)	Lending Club	09/30/2022	4,891	4,843	4,860
194056709.SRDLC, 10.7907%, 09/28/2025 (a)(j)	Lending Club	09/30/2022	10,740	10,635	10,706
194059679.SRDLC, 24.74%, 10/12/2027 (a)(j)	Lending Club	10/14/2022	15,250	15,098	15,142

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
194060212.SRDLC, 25.49%, 09/28/2025 (a)(j)	Lending Club	09/30/2022	$234	$232	$236
194073006.SRDLC, 25.99%, 09/29/2027 (a)(j)	Lending Club	10/03/2022	6,446	6,382	6,443
194120451.SRDLC, 27.99%, 10/06/2025 (a)(j)	Lending Club	10/11/2022	13,200	13,069	13,091
194126374.SRDLC, 21.49%, 10/21/2025 (a)(j)	Lending Club	10/25/2022	25,000	25,062	25,185
194126529.SRDLC, 28.99%, 10/18/2027 (a)(j)	Lending Club	10/20/2022	6,000	5,940	5,969
194127079.SRDLC, 30.99%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	4,000	4,010	4,024
194158910.SRDLC, 16.49%, 10/19/2027 (a)(j)	Lending Club	10/06/2022	13,600	13,465	13,486
194170547.SRDLC, 22.49%, 10/13/2025 (a)(j)	Lending Club	10/17/2022	20,000	20,049	20,086
194180396.SRDLC, 28.99%, 10/21/2025 (a)(j)	Lending Club	10/25/2022	3,300	3,267	3,289
194213087.SRDLC, 13.99%, 10/04/2025 (a)(j)	Lending Club	10/06/2022	17,600	17,427	17,521
194214694.SRDLC, 28.99%, 10/11/2024 (a)(j)	Lending Club	10/13/2022	3,900	3,910	3,901
194236594.SRDLC, 24.94%, 10/05/2025 (a)(j)	Lending Club	10/07/2022	11,000	10,892	10,897
194249857.SRDLC, 30.99%, 10/05/2027 (a)(j)	Lending Club	10/07/2022	12,000	11,880	11,881
194256083.SRDLC, 26.49%, 10/04/2026 (a)(j)	Lending Club	10/06/2022	8,400	8,421	8,389
194264252.SRDLC, 25.44%, 10/12/2027 (a)(j)	Lending Club	10/14/2022	11,500	11,385	11,418
194266501.SRDLC, 30.99%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	5,000	5,012	4,994
194268458.SRDLC, 32.39%, 10/25/2027 (a)(j)	Lending Club	10/27/2022	15,000	15,037	15,099
194279737.SRDLC, 19.24%, 10/04/2026 (a)(j)	Lending Club	10/06/2022	9,828	9,851	9,846
194284598.SRDLC, 24.49%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	4,800	4,753	4,765
194290005.SRDLC, 32.39%, 10/14/2027 (a)(j)	Lending Club	10/18/2022	10,000	10,025	10,018
194304143.SRDLC, 16.49%, 10/06/2027 (a)(j)	Lending Club	10/11/2022	12,000	11,881	11,943
194324741.SRDLC, 32.39%, 10/06/2027 (a)(j)	Lending Club	10/11/2022	20,000	20,049	19,959
194326877.SRDLC, 27.24%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	12,000	12,030	12,007
194361599.SRDLC, 29.49%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	5,000	4,950	4,962
194363819.SRDLC, 30.99%, 10/07/2025 (a)(j)	Lending Club	10/12/2022	5,000	5,012	4,991
194379768.SRDLC, 14.74%, 10/11/2024 (a)(j)	Lending Club	10/13/2022	10,000	10,024	10,054
194384363.SRDLC, 25.19%, 10/13/2027 (a)(j)	Lending Club	10/17/2022	19,000	18,811	18,885
194389212.SRDLC, 32.39%, 10/11/2027 (a)(j)	Lending Club	10/13/2022	14,722	14,575	14,612
194389850.SRDLC, 22.99%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	10,000	10,025	10,029
194389865.SRDLC, 10.7907%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	3,500	3,466	3,492
194405751.SRDLC, 16.49%, 10/11/2027 (a)(j)	Lending Club	10/13/2022	14,000	13,861	13,939
194412809.SRDLC, 25.99%, 10/14/2025 (a)(j)	Lending Club	10/18/2022	3,000	2,970	2,983
194413447.SRDLC, 9.34%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	15,000	14,852	14,968
194423465.SRDLC, 13.49%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	25,000	24,753	24,915
194424781.SRDLC, 18.49%, 10/21/2024 (a)(j)	Lending Club	10/25/2022	7,000	7,017	7,055
194430048.SRDLC, 15.19%, 10/14/2025 (a)(j)	Lending Club	10/18/2022	10,000	9,901	9,966
194431904.SRDLC, 24.49%, 10/11/2027 (a)(j)	Lending Club	10/13/2022	10,000	9,900	9,926
194435800.SRDLC, 15.99%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	30,000	29,704	29,864
194435945.SRDLC, 16.99%, 10/18/2025 (a)(j)	Lending Club	10/20/2022	3,000	3,007	3,021
194453547.SRDLC, 19.99%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	3,000	3,007	3,012
194455826.SRDLC, 21.24%, 10/11/2027 (a)(j)	Lending Club	10/13/2022	20,000	19,801	19,856
194459017.SRDLC, 23.99%, 10/11/2027 (a)(j)	Lending Club	10/13/2022	25,000	25,062	25,057
194463123.SRDLC, 13.24%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	23,000	22,773	22,922
194468013.SRDLC, 25.99%, 10/11/2024 (a)(j)	Lending Club	10/13/2022	3,500	3,509	3,506
194474327.SRDLC, 16.49%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	25,000	24,753	24,886
194484669.SRDLC, 20.99%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	2,500	2,506	2,510
194493592.SRDLC, 24.49%, 10/13/2025 (a)(j)	Lending Club	10/17/2022	18,000	17,821	17,893
194512371.SRDLC, 29.49%, 10/18/2025 (a)(j)	Lending Club	10/20/2022	4,750	4,703	4,725
194514223.SRDLC, 20.49%, 10/17/2027 (a)(j)	Lending Club	10/19/2022	34,342	33,999	34,203
194515534.SRDLC, 7.09%, 10/14/2025 (a)(j)	Lending Club	10/18/2022	18,000	17,822	17,982
194519707.SRDLC, 24.74%, 10/12/2024 (a)(j)	Lending Club	10/14/2022	6,000	6,015	6,013
194524820.SRDLC, 20.49%, 10/17/2025 (a)(j)	Lending Club	10/19/2022	2,000	2,005	2,012
194532233.SRDLC, 30.99%, 10/11/2025 (a)(j)	Lending Club	10/13/2022	2,400	2,406	2,397
194534657.SRDLC, 15.49%, 10/14/2025 (a)(j)	Lending Club	10/18/2022	6,000	5,941	5,979
194535055.SRDLC, 22.74%, 10/20/2027 (a)(j)	Lending Club	10/24/2022	16,000	15,840	15,945
194535429.SRDLC, 24.49%, 10/19/2027 (a)(j)	Lending Club	10/21/2022	9,000	8,910	8,959
194546895.SRDLC, 7.59%, 10/17/2025 (a)(j)	Lending Club	10/19/2022	7,500	7,426	7,493

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
194547766.SRDLC, 15.99%, 10/12/2025 (a)(j)	Lending Club	10/14/2022	$7,700	$7,719	$7,745
194563879.SRDLC, 26.49%, 10/12/2027 (a)(j)	Lending Club	10/14/2022	16,000	16,040	16,029
194567488.SRDLC, 24.49%, 10/20/2027 (a)(j)	Lending Club	10/24/2022	15,000	14,850	14,947
194576339.SRDLC, 24.49%, 10/21/2027 (a)(j)	Lending Club	10/25/2022	35,000	34,650	34,889
194584482.SRDLC, 25.99%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	7,200	7,128	7,179
194585024.SRDLC, 23.99%, 10/17/2027 (a)(j)	Lending Club	10/19/2022	5,000	4,950	4,974
194587361.SRDLC, 28.99%, 10/19/2027 (a)(j)	Lending Club	10/21/2022	5,000	4,950	4,976
194592145.SRDLC, 25.24%, 10/13/2024 (a)(j)	Lending Club	10/17/2022	6,000	6,015	6,020
194593499.SRDLC, 28.99%, 10/17/2025 (a)(j)	Lending Club	10/19/2022	3,600	3,564	3,580
194595358.SRDLC, 17.94%, 10/19/2025 (a)(j)	Lending Club	10/21/2022	6,000	5,940	5,982
194604649.SRDLC, 28.99%, 10/17/2027 (a)(j)	Lending Club	10/19/2022	4,800	4,752	4,773
194611665.SRDLC, 12.69%, 10/17/2027 (a)(j)	Lending Club	10/19/2022	21,000	20,791	20,950
194613803.SRDLC, 13.99%, 10/17/2025 (a)(j)	Lending Club	10/19/2022	7,500	7,426	7,481
194621068.SRDLC, 28.99%, 10/18/2024 (a)(j)	Lending Club	10/20/2022	2,000	2,005	2,007
194632029.SRDLC, 27.49%, 10/25/2025 (a)(j)	Lending Club	10/27/2022	8,000	8,020	8,057
194633979.SRDLC, 10.79%, 10/17/2025 (a)(j)	Lending Club	10/19/2022	8,800	8,713	8,786
194641816.SRDLC, 31.89%, 10/14/2026 (a)(j)	Lending Club	10/18/2022	9,265	9,287	9,262
194642494.SRDLC, 22.49%, 10/17/2025 (a)(j)	Lending Club	10/19/2022	12,000	11,881	11,939
194658217.SRDLC, 28.99%, 10/25/2025 (a)(j)	Lending Club	10/27/2022	9,600	9,504	9,574
194661580.SRDLC, 24.99%, 10/18/2025 (a)(j)	Lending Club	10/20/2022	35,000	34,652	34,829
194662189.SRDLC, 26.99%, 10/17/2025 (a)(j)	Lending Club	10/19/2022	5,000	5,012	5,017
194678308.SRDLC, 22.49%, 10/17/2027 (a)(j)	Lending Club	10/19/2022	15,000	14,851	14,923
194680285.SRDLC, 32.39%, 10/17/2027 (a)(j)	Lending Club	10/19/2022	15,000	15,037	15,033
194686661.SRDLC, 31.89%, 10/17/2026 (a)(j)	Lending Club	10/19/2022	1,500	1,504	1,503
194699714.SRDLC, 26.49%, 10/17/2025 (a)(j)	Lending Club	10/19/2022	3,000	2,970	2,984
194709610.SRDLC, 14.99%, 10/18/2027 (a)(j)	Lending Club	10/20/2022	15,000	14,851	14,965
194714833.SRDLC, 22.0109%, 10/04/2027 (a)(j)	Lending Club	10/19/2022	8,000	8,020	8,074
194725208.SRDLC, 20.2517%, 10/17/2027 (a)(j)	Lending Club	10/19/2022	8,000	8,020	8,047
194732348.SRDLC, 16.99%, 10/18/2024 (a)(j)	Lending Club	10/20/2022	6,000	6,015	6,041
194742954.SRDLC, 23.74%, 10/18/2025 (a)(j)	Lending Club	10/20/2022	12,000	12,030	12,063
194747543.SRDLC, 28.99%, 10/19/2027 (a)(j)	Lending Club	10/21/2022	1,818	1,800	1,809
194750419.SRDLC, 21.49%, 10/18/2025 (a)(j)	Lending Club	10/20/2022	4,000	4,010	4,024
194752828.SRDLC, 18.99%, 10/18/2024 (a)(j)	Lending Club	10/20/2022	2,350	2,356	2,366
194755673.SRDLC, 24.49%, 10/19/2027 (a)(j)	Lending Club	10/21/2022	6,000	5,940	5,973
194763161.SRDLC, 18.99%, 10/18/2025 (a)(j)	Lending Club	10/20/2022	5,200	5,213	5,236
194767039.SRDLC, 30.99%, 10/20/2027 (a)(j)	Lending Club	10/24/2022	16,000	15,840	15,937
194773712.SRDLC, 25.99%, 10/21/2024 (a)(j)	Lending Club	10/25/2022	10,000	10,025	10,066
194778572.SRDLC, 15.99%, 10/25/2025 (a)(j)	Lending Club	10/27/2022	1,800	1,782	1,797
194780861.SRDLC, 16.49%, 10/21/2027 (a)(j)	Lending Club	10/25/2022	12,000	11,880	11,977
194787858.SRDLC, 19.69%, 10/20/2025 (a)(j)	Lending Club	10/24/2022	3,500	3,465	3,490
194840160.SRDLC, 15.99%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	22,000	21,781	21,961
194843857.SRDLC, 31.49%, 10/26/2026 (a)(j)	Lending Club	10/28/2022	1,200	1,203	1,209
194847279.SRDLC, 28.99%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	4,800	4,752	4,785
194870858.SRDLC, 30.99%, 10/25/2027 (a)(j)	Lending Club	10/27/2022	20,000	19,800	19,944
194871645.SRDLC, 10.99%, 10/15/2027 (a)(j)	Lending Club	10/26/2022	18,000	17,820	17,991
194874645.SRDLC, 20.24%, 11/05/2025 (a)(j)	Lending Club	10/27/2022	5,400	5,346	5,417
194880827.SRDLC, 19.49%, 10/24/2027 (a)(j)	Lending Club	10/26/2022	7,000	6,930	6,985
194884506.SRDLC, 22.99%, 10/24/2026 (a)(j)	Lending Club	10/26/2022	8,000	7,920	7,979
194888757.SRDLC, 30.99%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	4,000	4,010	4,024
194899015.SRDLC, 25.49%, 10/24/2027 (a)(j)	Lending Club	10/26/2022	19,550	19,355	19,494
194913501.SRDLC, 14.69%, 10/24/2027 (a)(j)	Lending Club	10/26/2022	12,000	11,880	11,983
194921212.SRDLC, 27.49%, 10/27/2027 (a)(j)	Lending Club	10/31/2022	12,000	12,030	12,030
194921409.SRDLC, 30.49%, 10/26/2027 (a)(j)	Lending Club	10/28/2022	8,400	8,421	8,461
194927100.SRDLC, 27.99%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	12,000	12,030	12,079
194930289.SRDLC, 28.99%, 10/24/2027 (a)(j)	Lending Club	10/26/2022	6,000	6,015	6,039
194930783.SRDLC, 22.49%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	3,000	2,970	2,992
194941414.SRDLC, 18.89%, 10/25/2025 (a)(j)	Lending Club	10/27/2022	3,600	3,564	3,593

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
194945403.SRDLC, 19.69%, 10/24/2027 (a)(j)	Lending Club	10/26/2022	$20,000	$19,800	$19,957
194954645.SRDLC, 25.49%, 10/24/2027 (a)(j)	Lending Club	10/26/2022	8,500	8,521	8,559
194956587.SRDLC, 20.74%, 10/27/2027 (a)(j)	Lending Club	10/31/2022	12,000	11,880	11,880
194960469.SRDLC, 15.99%, 10/25/2025 (a)(j)	Lending Club	10/27/2022	16,000	15,841	15,975
194964122.SRDLC, 12.69%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	10,000	9,900	9,987
194964380.SRDLC, 11.29%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	12,000	11,881	11,988
194968095.SRDLC, 25.49%, 10/26/2025 (a)(j)	Lending Club	10/28/2022	5,000	5,012	5,039
194969316.SRDLC, 24.49%, 10/24/2027 (a)(j)	Lending Club	10/26/2022	16,000	15,840	15,955
194970414.SRDLC, 16.99%, 10/24/2024 (a)(j)	Lending Club	10/26/2022	3,200	3,208	3,226
194974891.SRDLC, 22.74%, 10/25/2025 (a)(j)	Lending Club	10/27/2022	10,000	9,900	9,977
194975389.SRDLC, 17.24%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	4,000	4,010	4,033
194975652.SRDLC, 22.24%, 10/25/2027 (a)(j)	Lending Club	10/27/2022	24,000	23,760	23,945
194979848.SRDLC, 28.99%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	10,000	10,025	10,065
194981146.SRDLC, 22.24%, 10/27/2027 (a)(j)	Lending Club	10/31/2022	2,000	1,980	1,980
194986912.SRDLC, 18.69%, 10/26/2025 (a)(j)	Lending Club	10/28/2022	2,400	2,376	2,396
194989209.SRDLC, 14.54%, 10/26/2025 (a)(j)	Lending Club	10/28/2022	10,000	9,900	9,989
194991138.SRDLC, 32.39%, 10/24/2027 (a)(j)	Lending Club	10/26/2022	20,000	20,050	20,121
194991629.SRDLC, 18.19%, 10/26/2025 (a)(j)	Lending Club	10/28/2022	12,000	11,880	11,981
194992561.SRDLC, 13.94%, 10/26/2024 (a)(j)	Lending Club	10/28/2022	22,000	21,781	21,976
194999605.SRDLC, 29.99%, 10/24/2025 (a)(j)	Lending Club	10/26/2022	1,000	1,002	1,006
195004526.SRDLC, 11.19%, 10/27/2026 (a)(j)	Lending Club	10/31/2022	14,000	13,860	13,860
195008403.SRDLC, 15.94%, 10/27/2027 (a)(j)	Lending Club	10/31/2022	8,800	8,712	8,712
195013431.SRDLC, 30.99%, 10/25/2025 (a)(j)	Lending Club	10/27/2022	3,000	3,007	3,020
195041645.SRDLC, 23.99%, 10/25/2025 (a)(j)	Lending Club	10/27/2022	10,000	10,025	10,076
195058306.SRDLC, 17.99%, 10/27/2024 (a)(j)	Lending Club	10/31/2022	6,500	6,516	6,516
195086153.SRDLC, 32.39%, 10/27/2027 (a)(j)	Lending Club	10/31/2022	8,400	8,421	8,421
195096186.SRDLC, 21.99%, 10/27/2025 (a)(j)	Lending Club	10/31/2022	8,900	8,922	8,922
195108237.SRDLC, 21.99%, 10/31/2026 (a)(j)	Lending Club	10/31/2022	10,000	10,025	10,025
195116475.SRDLC, 25.99%, 10/27/2025 (a)(j)	Lending Club	10/31/2022	7,200	7,218	7,218
195118376.SRDLC, 32.24%, 10/27/2027 (a)(j)	Lending Club	10/31/2022	5,000	5,012	5,012
195123243.SRDLC, 32.39%, 10/27/2027 (a)(j)	Lending Club	10/31/2022	12,000	12,030	12,030
195136154.SRDLC, 31.24%, 10/27/2027 (a)(j)	Lending Club	10/31/2022	10,000	10,025	10,025
FW3283727.SRDUP, 26.38%, 07/18/2027 (a)(j)	Upstart	07/21/2022	2,731	2,731	2,706
FW3283955.SRDUP, 29.56%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,520	3,520	3,488
FW3284922.SRDUP, 15.01%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,529	2,529	2,510
FW3286495.SRDUP, 27.5%, 07/25/2025 (a)(j)	Upstart	07/28/2022	5,674	5,674	5,618
FW3286647.SRDUP, 29.91%, 07/19/2027 (a)(j)	Upstart	07/22/2022	2,641	2,641	2,617
FW3288044.SRDUP, 29.68%, 07/20/2027 (a)(j)	Upstart	07/25/2022	24,420	24,420	24,079
FW3289708.SRDUP, 28.36%, 07/20/2027 (a)(j)	Upstart	07/25/2022	27,150	27,150	26,851
FW3290212.SRDUP, 25.48%, 07/19/2025 (a)(j)(k)	Upstart	07/22/2022	4,880	4,880	1,685
FW3290213.SRDUP, 20.68%, 07/18/2027 (a)(j)	Upstart	07/21/2022	14,565	14,565	14,478
FW3290339.SRDUP, 27.76%, 07/18/2027 (a)(j)	Upstart	07/21/2022	3,711	3,711	3,675
FW3290686.SRDUP, 16.05%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	9,784	9,784	9,292
FW3290870.SRDUP, 21.98%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,791	3,791	3,748
FW3290902.SRDUP, 11.7%, 07/18/2025 (a)(j)	Upstart	07/21/2022	5,580	5,580	5,550
FW3291024.SRDUP, 28.81%, 07/18/2027 (a)(j)	Upstart	07/21/2022	1,466	1,466	1,452
FW3291081.SRDUP, 30.05%, 07/19/2027 (a)(j)	Upstart	07/22/2022	8,118	8,118	8,044
FW3291223.SRDUP, 27.19%, 07/18/2027 (a)(j)	Upstart	07/21/2022	29,282	29,282	29,005
FW3291237.SRDUP, 11.78%, 07/19/2027 (a)(j)	Upstart	07/22/2022	26,769	26,769	26,677
FW3291253.SRDUP, 21.15%, 07/18/2027 (a)(j)	Upstart	07/21/2022	3,303	3,303	3,272
FW3291332.SRDUP, 25.05%, 07/19/2027 (a)(j)	Upstart	07/22/2022	2,729	2,729	2,698
FW3291411.SRDUP, 20.35%, 07/19/2027 (a)(j)	Upstart	07/22/2022	10,901	10,901	10,802
FW3291414.SRDUP, 30.06%, 12/18/2027 (a)(j)(k)	Upstart	07/21/2022	13,120	13,120	13,054
FW3291416.SRDUP, 29.91%, 07/18/2027 (a)(j)	Upstart	07/21/2022	1,174	1,174	1,162
FW3291496.SRDUP, 29.97%, 07/19/2027 (a)(j)(k)	Upstart	07/22/2022	4,800	4,800	1,022
FW3291585.SRDUP, 26.59%, 07/19/2025 (a)(j)	Upstart	07/22/2022	5,206	5,206	5,154
FW3291616.SRDUP, 29.92%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,467	1,467	1,451

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3291622.SRDUP, 29.25%, 07/19/2027 (a)(j)	Upstart	07/22/2022	$1,955	$1,955	$1,937
FW3291637.SRDUP, 26.46%, 07/19/2027 (a)(j)	Upstart	07/22/2022	4,390	4,390	4,340
FW3291650.SRDUP, 21.68%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,527	2,527	2,504
FW3291688.SRDUP, 14.61%, 07/19/2027 (a)(j)(k)	Upstart	07/22/2022	11,489	11,489	11,408
FW3291733.SRDUP, 28.26%, 07/19/2027 (a)(j)	Upstart	07/22/2022	2,247	2,247	2,222
FW3291755.SRDUP, 29.95%, 07/19/2027 (a)(j)	Upstart	07/22/2022	9,389	9,389	9,304
FW3291758.SRDUP, 24.98%, 07/19/2027 (a)(j)	Upstart	07/22/2022	10,732	10,732	10,619
FW3291766.SRDUP, 16.88%, 07/19/2027 (a)(j)	Upstart	07/22/2022	48,316	48,479	47,977
FW3291798.SRDUP, 22.35%, 07/19/2025 (a)(j)	Upstart	07/22/2022	5,265	5,265	5,211
FW3291834.SRDUP, 20.73%, 07/19/2025 (a)(j)	Upstart	07/22/2022	939	939	929
FW3291889.SRDUP, 29.92%, 07/19/2027 (a)(j)	Upstart	07/22/2022	2,738	2,738	2,714
FW3291896.SRDUP, 29.95%, 07/20/2027 (a)(j)	Upstart	07/25/2022	3,999	3,999	3,961
FW3291899.SRDUP, 29.26%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,466	1,466	1,450
FW3291905.SRDUP, 30.01%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,564	1,564	1,548
FW3291964.SRDUP, 12.8%, 07/19/2027 (a)(j)	Upstart	07/22/2022	8,675	8,675	8,645
FW3292015.SRDUP, 26.59%, 07/19/2027 (a)(j)	Upstart	07/22/2022	8,715	8,715	8,628
FW3292022.SRDUP, 29.7%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,662	1,662	1,647
FW3292062.SRDUP, 23.7%, 07/19/2027 (a)(j)	Upstart	07/22/2022	9,735	9,735	9,624
FW3292064.SRDUP, 29.51%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,461	1,461	1,447
FW3292078.SRDUP, 30.05%, 07/19/2027 (a)(j)	Upstart	07/22/2022	2,641	2,641	2,611
FW3292131.SRDUP, 14.01%, 07/19/2027 (a)(j)	Upstart	07/22/2022	5,405	5,405	5,373
FW3292176.SRDUP, 26.96%, 07/19/2027 (a)(j)	Upstart	07/22/2022	14,639	14,639	14,507
FW3292190.SRDUP, 28.83%, 07/19/2027 (a)(j)	Upstart	07/22/2022	10,945	10,945	10,846
FW3292200.SRDUP, 21.62%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,296	3,296	3,251
FW3292251.SRDUP, 20.47%, 07/19/2025 (a)(j)(k)	Upstart	07/22/2022	1,359	1,359	1,342
FW3292260.SRDUP, 26.73%, 07/19/2027 (a)(j)	Upstart	07/22/2022	15,368	15,368	15,158
FW3292351.SRDUP, 27.36%, 07/19/2027 (a)(j)	Upstart	07/22/2022	20,110	20,110	19,928
FW3292390.SRDUP, 27.39%, 07/19/2027 (a)(j)	Upstart	07/22/2022	2,759	2,759	2,626
FW3292416.SRDUP, 29.82%, 07/19/2027 (a)(j)	Upstart	07/22/2022	4,107	4,107	4,070
FW3292451.SRDUP, 15.45%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,093	3,093	3,075
FW3292468.SRDUP, 13.48%, 07/19/2025 (a)(j)	Upstart	07/22/2022	1,863	1,863	1,853
FW3292482.SRDUP, 28.56%, 07/19/2027 (a)(j)	Upstart	07/22/2022	5,862	5,862	5,809
FW3292504.SRDUP, 22.89%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,187	3,187	3,143
FW3292526.SRDUP, 20.12%, 07/19/2027 (a)(j)	Upstart	07/22/2022	9,626	9,626	9,519
FW3292548.SRDUP, 29.21%, 07/19/2027 (a)(j)(k)	Upstart	07/22/2022	2,976	2,976	2,846
FW3292565.SRDUP, 25.69%, 07/19/2025 (a)(j)	Upstart	07/22/2022	1,320	1,320	1,309
FW3292579.SRDUP, 28.37%, 07/19/2027 (a)(j)	Upstart	07/22/2022	7,815	7,815	7,745
FW3292628.SRDUP, 22.75%, 07/19/2027 (a)(j)(k)	Upstart	07/22/2022	28,000	28,098	6,043
FW3292649.SRDUP, 24.71%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,948	1,948	1,931
FW3292886.SRDUP, 20.2%, 07/20/2027 (a)(j)	Upstart	07/25/2022	8,153	8,181	8,081
FW3293042.SRDUP, 14.56%, 07/20/2025 (a)(j)	Upstart	07/25/2022	2,891	2,891	2,874
FW3293259.SRDUP, 29.68%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,542	2,542	2,523
FW3293303.SRDUP, 23.79%, 07/21/2027 (a)(j)	Upstart	07/26/2022	6,815	6,815	6,742
FW3294098.SRDUP, 29.96%, 07/21/2027 (a)(j)	Upstart	07/26/2022	3,619	3,619	3,589
FW3294204.SRDUP, 21.44%, 07/20/2027 (a)(j)(k)	Upstart	07/25/2022	1,472	1,472	1,401
FW3294222.SRDUP, 18.35%, 07/20/2027 (a)(j)	Upstart	07/25/2022	5,799	5,799	5,759
FW3294406.SRDUP, 29.84%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,739	2,739	2,715
FW3294893.SRDUP, 30.05%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,101	1,105	1,088
FW3294918.SRDUP, 30.07%, 07/20/2027 (a)(j)	Upstart	07/25/2022	4,304	4,304	4,266
FW3294938.SRDUP, 25.22%, 07/20/2027 (a)(j)(k)	Upstart	07/25/2022	13,772	13,772	13,081
FW3295053.SRDUP, 29.35%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,075	1,075	1,066
FW3295083.SRDUP, 24.09%, 07/20/2027 (a)(j)	Upstart	07/25/2022	9,607	9,607	9,511
FW3295093.SRDUP, 30.02%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,956	1,956	1,939
FW3295177.SRDUP, 13.33%, 07/20/2027 (a)(j)	Upstart	07/25/2022	33,759	33,872	33,645
FW3295297.SRDUP, 22.65%, 07/20/2025 (a)(j)	Upstart	07/25/2022	940	940	931
FW3295445.SRDUP, 26.8%, 07/20/2025 (a)(j)	Upstart	07/25/2022	1,888	1,895	1,865
FW3295447.SRDUP, 21.12%, 07/20/2025 (a)(j)	Upstart	07/25/2022	1,127	1,127	1,116

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3295471.SRDUP, 27.32%, 07/20/2025 (a)(j)	Upstart	07/25/2022	$2,078	$2,078	$2,053
FW3295502.SRDUP, 30.05%, 07/20/2027 (a)(j)	Upstart	07/25/2022	3,175	3,175	3,143
FW3295540.SRDUP, 16.35%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,902	2,902	2,885
FW3295671.SRDUP, 29.89%, 07/20/2027 (a)(j)(k)	Upstart	07/25/2022	15,134	15,134	14,460
FW3295689.SRDUP, 18.9%, 07/20/2027 (a)(j)	Upstart	07/25/2022	5,817	5,817	5,784
FW3295728.SRDUP, 30.02%, 07/20/2027 (a)(j)	Upstart	07/25/2022	11,443	11,443	11,317
FW3295735.SRDUP, 18.56%, 07/20/2027 (a)(j)	Upstart	07/25/2022	39,372	39,372	39,095
FW3295796.SRDUP, 22.23%, 07/20/2027 (a)(j)	Upstart	07/25/2022	10,695	10,695	10,578
FW3295797.SRDUP, 23.54%, 07/20/2025 (a)(j)	Upstart	07/25/2022	8,942	8,942	8,833
FW3295818.SRDUP, 13.96%, 07/20/2027 (a)(j)	Upstart	07/25/2022	4,825	4,825	4,798
FW3295830.SRDUP, 24.97%, 07/20/2027 (a)(j)	Upstart	07/25/2022	13,057	13,057	12,945
FW3295846.SRDUP, 25.39%, 07/20/2027 (a)(j)	Upstart	07/25/2022	4,874	4,874	4,820
FW3296068.SRDUP, 29.7%, 07/20/2027 (a)(j)(k)	Upstart	07/25/2022	3,747	3,747	3,583
FW3296151.SRDUP, 19.76%, 07/20/2027 (a)(j)	Upstart	07/25/2022	4,366	4,366	4,328
FW3296166.SRDUP, 29.81%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,076	1,076	1,064
FW3296173.SRDUP, 30.01%, 07/20/2027 (a)(j)	Upstart	07/25/2022	3,130	3,130	3,103
FW3296181.SRDUP, 29.55%, 07/20/2027 (a)(j)	Upstart	07/25/2022	978	978	967
FW3296332.SRDUP, 19.23%, 07/20/2027 (a)(j)	Upstart	07/25/2022	16,293	16,293	16,200
FW3296348.SRDUP, 15.38%, 07/21/2027 (a)(j)	Upstart	07/26/2022	21,260	21,260	21,143
FW3296373.SRDUP, 15.48%, 07/20/2027 (a)(j)	Upstart	07/25/2022	3,274	3,274	3,252
FW3296412.SRDUP, 24.47%, 07/20/2027 (a)(j)	Upstart	07/25/2022	4,804	4,804	4,738
FW3296419.SRDUP, 20.41%, 07/20/2027 (a)(j)	Upstart	07/25/2022	14,077	14,077	13,952
FW3296429.SRDUP, 29.12%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,835	2,835	2,810
FW3296453.SRDUP, 29.73%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,053	2,053	2,036
FW3296535.SRDUP, 29.72%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,076	1,076	1,066
FW3296562.SRDUP, 30.02%, 07/21/2027 (a)(j)	Upstart	07/26/2022	4,401	4,401	4,365
FW3296700.SRDUP, 21.85%, 07/21/2025 (a)(j)	Upstart	07/26/2022	1,410	1,410	1,396
FW3296885.SRDUP, 29.91%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,071	1,071	1,059
FW3296937.SRDUP, 25.12%, 07/21/2027 (a)(j)	Upstart	07/26/2022	17,542	17,542	17,355
FW3297103.SRDUP, 18.69%, 07/22/2027 (a)(j)	Upstart	07/27/2022	9,590	9,590	9,527
FW3297289.SRDUP, 29.73%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,956	1,956	1,940
FW3297539.SRDUP, 30.06%, 07/21/2027 (a)(j)(k)	Upstart	07/26/2022	2,663	2,663	2,548
FW3297600.SRDUP, 24%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,363	1,363	1,349
FW3297752.SRDUP, 29.53%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,173	1,173	1,164
FW3297758.SRDUP, 24.59%, 07/22/2025 (a)(j)(k)	Upstart	07/27/2022	11,066	11,066	10,567
FW3298130.SRDUP, 10.14%, 07/21/2027 (a)(j)	Upstart	07/26/2022	17,303	17,303	17,278
FW3298144.SRDUP, 24.93%, 07/21/2027 (a)(j)	Upstart	07/26/2022	5,457	5,457	5,399
FW3298166.SRDUP, 29.2%, 07/21/2027 (a)(j)	Upstart	07/26/2022	977	977	964
FW3298181.SRDUP, 24.33%, 07/21/2027 (a)(j)	Upstart	07/26/2022	24,382	24,382	24,124
FW3298214.SRDUP, 30.04%, 07/21/2027 (a)(j)	Upstart	07/26/2022	2,054	2,054	2,037
FW3298264.SRDUP, 28.85%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,466	1,466	1,454
FW3298271.SRDUP, 29.2%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,662	1,662	1,648
FW3298285.SRDUP, 17.19%, 07/21/2027 (a)(j)	Upstart	07/26/2022	5,390	5,390	5,353
FW3298288.SRDUP, 21.61%, 07/21/2027 (a)(j)	Upstart	07/26/2022	2,915	2,915	2,890
FW3298294.SRDUP, 29.06%, 07/21/2027 (a)(j)	Upstart	07/26/2022	6,549	6,549	6,495
FW3298299.SRDUP, 23.38%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,607	1,607	1,586
FW3298305.SRDUP, 26.79%, 07/21/2025 (a)(j)	Upstart	07/26/2022	2,833	2,833	2,799
FW3298309.SRDUP, 23.61%, 07/21/2025 (a)(j)	Upstart	07/26/2022	2,355	2,355	2,333
FW3298360.SRDUP, 17.54%, 07/21/2027 (a)(j)	Upstart	07/26/2022	14,525	14,525	14,445
FW3298378.SRDUP, 29.87%, 07/21/2027 (a)(j)(k)	Upstart	07/26/2022	1,895	1,895	1,817
FW3298386.SRDUP, 29.84%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,369	1,369	1,358
FW3298397.SRDUP, 24.94%, 07/21/2025 (a)(j)	Upstart	07/26/2022	1,569	1,569	1,547
FW3298419.SRDUP, 9.73%, 07/21/2027 (a)(j)	Upstart	07/26/2022	5,760	5,760	5,750
FW3298427.SRDUP, 30%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,760	1,760	1,746
FW3298464.SRDUP, 24.8%, 07/21/2027 (a)(j)	Upstart	07/26/2022	7,794	7,794	7,712
FW3298471.SRDUP, 16.19%, 07/21/2025 (a)(j)	Upstart	07/26/2022	6,538	6,538	6,501
FW3298481.SRDUP, 30.03%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,162	1,162	1,151

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3298486.SRDUP, 24.13%, 07/21/2027 (a)(j)	Upstart	07/26/2022	$2,434	$2,434	$2,409
FW3298488.SRDUP, 29.77%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,173	1,173	1,164
FW3298491.SRDUP, 29.83%, 07/21/2027 (a)(j)	Upstart	07/26/2022	3,912	3,912	3,880
FW3298492.SRDUP, 23.33%, 07/21/2025 (a)(j)	Upstart	07/26/2022	4,702	4,702	4,653
FW3298502.SRDUP, 29.84%, 07/21/2027 (a)(j)	Upstart	07/26/2022	2,054	2,054	2,032
FW3298513.SRDUP, 16.72%, 07/21/2025 (a)(j)	Upstart	07/26/2022	1,400	1,400	1,392
FW3298516.SRDUP, 29.65%, 07/21/2027 (a)(j)	Upstart	07/26/2022	2,249	2,249	2,231
FW3298519.SRDUP, 24%, 07/21/2025 (a)(j)	Upstart	07/26/2022	2,355	2,355	2,332
FW3298523.SRDUP, 25.54%, 07/21/2027 (a)(j)	Upstart	07/26/2022	975	975	964
FW3298539.SRDUP, 9.98%, 07/21/2027 (a)(j)	Upstart	07/26/2022	8,539	8,539	8,523
FW3298544.SRDUP, 26.53%, 07/21/2027 (a)(j)	Upstart	07/26/2022	3,875	3,875	3,824
FW3298546.SRDUP, 30.05%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,257	1,257	1,245
FW3298602.SRDUP, 30.06%, 07/21/2027 (a)(j)	Upstart	07/26/2022	2,121	2,121	2,101
FW3298605.SRDUP, 29.81%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,076	1,076	1,067
FW3298624.SRDUP, 29.97%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,369	1,369	1,358
FW3298628.SRDUP, 27.77%, 07/21/2027 (a)(j)	Upstart	07/26/2022	5,468	5,468	5,424
FW3298637.SRDUP, 24.42%, 07/21/2027 (a)(j)	Upstart	07/26/2022	9,740	9,740	9,661
FW3298641.SRDUP, 29.65%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,177	1,177	1,119
FW3298666.SRDUP, 29.92%, 07/21/2027 (a)(j)	Upstart	07/26/2022	9,193	9,193	9,118
FW3298675.SRDUP, 23.45%, 07/21/2025 (a)(j)(k)	Upstart	07/26/2022	3,005	3,005	2,864
FW3298683.SRDUP, 23.34%, 07/21/2027 (a)(j)	Upstart	07/26/2022	9,688	9,688	9,562
FW3298685.SRDUP, 17.06%, 07/21/2027 (a)(j)	Upstart	07/26/2022	5,146	5,146	5,109
FW3298714.SRDUP, 11.53%, 07/21/2025 (a)(j)	Upstart	07/26/2022	7,807	7,807	7,770
FW3299898.SRDUP, 23.69%, 07/25/2027 (a)(j)	Upstart	07/28/2022	6,133	6,133	6,076
FW3300246.SRDUP, 29.71%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,440	3,440	3,414
FW3300534.SRDUP, 29.83%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,174	1,174	1,164
FW3300721.SRDUP, 28.35%, 07/22/2027 (a)(j)	Upstart	07/27/2022	977	977	969
FW3301039.SRDUP, 27.45%, 07/22/2025 (a)(j)	Upstart	07/27/2022	6,613	6,613	6,539
FW3301047.SRDUP, 28.82%, 12/22/2027 (a)(j)(k)	Upstart	07/27/2022	1,091	1,091	1,083
FW3301370.SRDUP, 29.76%, 07/22/2027 (a)(j)	Upstart	07/27/2022	5,867	5,867	5,822
FW3301471.SRDUP, 28.94%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,523	1,523	1,505
FW3301508.SRDUP, 28.79%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	2,400	2,400	870
FW3301527.SRDUP, 25.51%, 07/22/2027 (a)(j)	Upstart	07/27/2022	5,654	5,654	5,596
FW3301605.SRDUP, 18.56%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,392	3,392	3,374
FW3301624.SRDUP, 29.92%, 07/22/2027 (a)(j)	Upstart	07/27/2022	978	978	970
FW3301691.SRDUP, 30.02%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,076	1,076	1,067
FW3301765.SRDUP, 22.39%, 07/22/2027 (a)(j)	Upstart	07/27/2022	4,376	4,376	4,331
FW3301788.SRDUP, 29.88%, 07/22/2027 (a)(j)	Upstart	07/27/2022	8,255	8,255	8,181
FW3301790.SRDUP, 19.3%, 07/22/2025 (a)(j)	Upstart	07/27/2022	1,835	1,835	1,816
FW3301807.SRDUP, 29.91%, 07/22/2027 (a)(j)	Upstart	07/27/2022	4,205	4,205	4,173
FW3301848.SRDUP, 29.95%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,054	2,054	2,038
FW3301899.SRDUP, 28.79%, 07/22/2027 (a)(j)	Upstart	07/27/2022	4,886	4,886	4,848
FW3301910.SRDUP, 27.83%, 07/22/2027 (a)(j)	Upstart	07/27/2022	11,319	11,319	11,223
FW3301944.SRDUP, 29.98%, 07/22/2027 (a)(j)	Upstart	07/27/2022	7,824	7,824	7,763
FW3301958.SRDUP, 29.24%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,444	2,444	2,419
FW3301977.SRDUP, 28.81%, 07/22/2027 (a)(j)	Upstart	07/27/2022	21,773	21,773	21,588
FW3301997.SRDUP, 26.62%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,006	3,006	2,979
FW3302004.SRDUP, 18.8%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	3,919	3,919	3,722
FW3302019.SRDUP, 27.78%, 07/22/2027 (a)(j)	Upstart	07/27/2022	4,882	4,882	4,832
FW3302025.SRDUP, 17.64%, 07/22/2025 (a)(j)	Upstart	07/27/2022	46,781	46,781	46,530
FW3302029.SRDUP, 28.29%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,907	3,907	3,877
FW3302033.SRDUP, 29.73%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,369	1,369	1,358
FW3302043.SRDUP, 30.03%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,527	2,527	2,505
FW3302058.SRDUP, 27.46%, 07/22/2025 (a)(j)	Upstart	07/27/2022	4,440	4,440	4,400
FW3302121.SRDUP, 22.42%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,039	2,039	2,017
FW3302143.SRDUP, 17.39%, 07/22/2025 (a)(j)	Upstart	07/27/2022	2,737	2,737	2,720
FW3302152.SRDUP, 30.03%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,174	1,174	1,165

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3302178.SRDUP, 20.72%, 07/22/2027 (a)(j)	Upstart	07/27/2022	$21,523	$21,523	$21,380
FW3302202.SRDUP, 14.18%, 07/22/2025 (a)(j)	Upstart	07/27/2022	1,398	1,398	1,392
FW3302207.SRDUP, 27.21%, 07/22/2027 (a)(j)	Upstart	07/27/2022	27,135	27,135	26,925
FW3302283.SRDUP, 28.13%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	6,404	6,404	6,106
FW3302296.SRDUP, 27.44%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	14,706	14,706	14,057
FW3302374.SRDUP, 26.96%, 07/22/2027 (a)(j)	Upstart	07/27/2022	18,152	18,152	18,011
FW3302387.SRDUP, 29.52%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,241	2,241	2,221
FW3302388.SRDUP, 23.22%, 07/22/2027 (a)(j)	Upstart	07/27/2022	13,428	13,428	13,290
FW3302408.SRDUP, 21.3%, 07/22/2025 (a)(j)	Upstart	07/27/2022	14,087	14,087	13,959
FW3302465.SRDUP, 29.11%, 07/22/2027 (a)(j)	Upstart	07/27/2022	14,564	14,564	14,451
FW3302502.SRDUP, 29.44%, 07/22/2027 (a)(j)	Upstart	07/27/2022	14,665	14,665	14,551
FW3302517.SRDUP, 21.29%, 07/22/2027 (a)(j)	Upstart	07/27/2022	19,431	19,431	19,270
FW3302534.SRDUP, 17.73%, 07/22/2025 (a)(j)	Upstart	07/27/2022	936	936	931
FW3302563.SRDUP, 16.9%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	6,470	6,470	6,263
FW3302569.SRDUP, 20.53%, 07/22/2025 (a)(j)	Upstart	07/27/2022	1,145	1,145	1,130
FW3302576.SRDUP, 23.4%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,238	2,238	2,215
FW3302594.SRDUP, 27.14%, 07/22/2027 (a)(j)	Upstart	07/27/2022	19,477	19,477	19,311
FW3302613.SRDUP, 19.85%, 07/22/2025 (a)(j)	Upstart	07/27/2022	4,689	4,689	4,646
FW3302659.SRDUP, 28.21%, 07/22/2027 (a)(j)	Upstart	07/27/2022	5,372	5,372	5,331
FW3302687.SRDUP, 12.86%, 07/22/2027 (a)(j)	Upstart	07/27/2022	25,017	25,017	24,918
FW3302688.SRDUP, 29.82%, 07/22/2027 (a)(j)	Upstart	07/27/2022	8	8	8
FW3302704.SRDUP, 25.78%, 07/22/2027 (a)(j)	Upstart	07/27/2022	10,970	10,970	10,859
FW3302708.SRDUP, 17.05%, 07/22/2027 (a)(j)	Upstart	07/27/2022	4,839	4,839	4,814
FW3302733.SRDUP, 26.1%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	5,511	5,530	5,255
FW3302761.SRDUP, 29.97%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	1,853	1,853	1,839
FW3302762.SRDUP, 29.97%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,565	1,565	1,553
FW3302793.SRDUP, 29.58%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,911	3,911	3,881
FW3302804.SRDUP, 14.21%, 07/22/2027 (a)(j)	Upstart	07/27/2022	24,132	24,132	24,003
FW3302814.SRDUP, 30.04%, 07/22/2027 (a)(j)	Upstart	07/27/2022	12,226	12,226	12,100
FW3302820.SRDUP, 24.27%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,240	2,240	2,217
FW3302855.SRDUP, 27.05%, 07/22/2025 (a)(j)	Upstart	07/27/2022	1,889	1,889	1,868
FW3302856.SRDUP, 29.85%, 07/22/2027 (a)(j)	Upstart	07/27/2022	8,121	8,121	8,037
FW3302922.SRDUP, 29.9%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,271	1,271	1,261
FW3302940.SRDUP, 27.54%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,953	1,953	1,937
FW3302947.SRDUP, 26.6%, 07/22/2027 (a)(j)	Upstart	07/27/2022	4,852	4,852	4,809
FW3302964.SRDUP, 26.13%, 07/22/2027 (a)(j)	Upstart	07/27/2022	9,753	9,753	9,677
FW3302981.SRDUP, 25.78%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,510	3,510	3,483
FW3303019.SRDUP, 20.74%, 07/25/2027 (a)(j)	Upstart	07/28/2022	6,777	6,777	6,714
FW3303054.SRDUP, 29.66%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,415	1,415	1,398
FW3303065.SRDUP, 16.37%, 07/22/2027 (a)(j)	Upstart	07/27/2022	6,771	6,771	6,735
FW3303089.SRDUP, 18.18%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,907	2,907	2,891
FW3303142.SRDUP, 30.06%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,250	2,250	2,232
FW3303161.SRDUP, 27.41%, 07/22/2025 (a)(j)	Upstart	07/27/2022	2,929	2,929	2,896
FW3303183.SRDUP, 30.04%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,325	3,325	3,300
FW3303203.SRDUP, 26.65%, 07/22/2027 (a)(j)	Upstart	07/27/2022	4,878	4,878	4,841
FW3303253.SRDUP, 22.53%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,291	3,291	3,258
FW3303255.SRDUP, 28.52%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	12,216	12,216	11,722
FW3303289.SRDUP, 24.61%, 07/22/2025 (a)(j)	Upstart	07/27/2022	942	942	934
FW3303333.SRDUP, 22.45%, 07/22/2027 (a)(j)	Upstart	07/27/2022	21,394	21,394	21,175
FW3303338.SRDUP, 29.27%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,955	1,955	1,940
FW3303383.SRDUP, 29.28%, 07/22/2027 (a)(j)	Upstart	07/27/2022	4,790	4,790	4,741
FW3303671.SRDUP, 23.82%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,460	1,460	1,453
FW3304498.SRDUP, 13.39%, 07/27/2027 (a)(j)	Upstart	08/01/2022	10,743	10,743	10,705
FW3304515.SRDUP, 29.45%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	1,600	1,600	1,595
FW3304525.SRDUP, 13.71%, 07/25/2025 (a)(j)	Upstart	07/28/2022	6,522	6,522	6,494
FW3304530.SRDUP, 26%, 07/25/2025 (a)(j)	Upstart	07/28/2022	2,984	2,984	2,949
FW3304565.SRDUP, 17.02%, 07/25/2027 (a)(j)	Upstart	07/28/2022	9,679	9,679	9,632

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3304599.SRDUP, 29.9%, 07/25/2027 (a)(j)	Upstart	07/28/2022	$1,076	$1,076	$1,069
FW3304627.SRDUP, 21.27%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	1,126	1,126	1,119
FW3304678.SRDUP, 22.28%, 07/25/2027 (a)(j)	Upstart	07/28/2022	18,474	18,474	18,304
FW3304684.SRDUP, 24.32%, 07/25/2027 (a)(j)	Upstart	07/28/2022	6,302	6,302	6,229
FW3304697.SRDUP, 29.98%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,467	1,467	1,458
FW3304771.SRDUP, 20.26%, 07/25/2027 (a)(j)	Upstart	07/28/2022	5,436	5,436	5,395
FW3304773.SRDUP, 30.01%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,671	2,671	2,665
FW3304997.SRDUP, 18.36%, 07/25/2025 (a)(j)(k)	Upstart	07/28/2022	5,785	5,785	5,752
FW3305012.SRDUP, 29.8%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,355	1,355	1,339
FW3305015.SRDUP, 24.56%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,345	1,345	1,331
FW3305037.SRDUP, 29.85%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,362	1,362	1,348
FW3305094.SRDUP, 27.38%, 07/25/2027 (a)(j)	Upstart	07/28/2022	9,762	9,795	9,699
FW3305173.SRDUP, 29.89%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,467	1,467	1,457
FW3305175.SRDUP, 29.64%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,836	2,836	2,817
FW3305205.SRDUP, 29.65%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,076	1,079	1,069
FW3305215.SRDUP, 25.94%, 07/25/2027 (a)(j)	Upstart	07/28/2022	3,901	3,901	3,875
FW3305224.SRDUP, 26.42%, 07/25/2027 (a)(j)	Upstart	07/28/2022	6,520	6,520	6,472
FW3305228.SRDUP, 24.48%, 07/25/2027 (a)(j)	Upstart	07/28/2022	19,481	19,481	19,302
FW3305247.SRDUP, 22.75%, 07/25/2027 (a)(j)	Upstart	07/28/2022	11,672	11,672	11,616
FW3305296.SRDUP, 30.06%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,369	1,369	1,360
FW3305303.SRDUP, 16.76%, 07/25/2027 (a)(j)	Upstart	07/28/2022	32,364	32,364	32,257
FW3305335.SRDUP, 30.04%, 07/25/2027 (a)(j)	Upstart	07/28/2022	5,086	5,086	5,053
FW3305337.SRDUP, 25.56%, 07/25/2027 (a)(j)	Upstart	07/28/2022	15,598	15,598	15,454
FW3305359.SRDUP, 29.63%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,046	2,046	2,031
FW3305370.SRDUP, 25.89%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,243	2,243	2,228
FW3305428.SRDUP, 30.04%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,565	1,565	1,555
FW3305435.SRDUP, 29.32%, 07/25/2027 (a)(j)	Upstart	07/28/2022	4,106	4,106	4,079
FW3305447.SRDUP, 17.58%, 07/25/2027 (a)(j)	Upstart	07/28/2022	5,423	5,423	5,397
FW3305451.SRDUP, 15.13%, 07/25/2027 (a)(j)	Upstart	07/28/2022	9,619	9,619	9,561
FW3305493.SRDUP, 27.6%, 07/25/2027 (a)(j)	Upstart	07/28/2022	6,827	6,827	6,778
FW3305510.SRDUP, 28.18%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	15,667	15,667	15,569
FW3305512.SRDUP, 24.02%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,434	2,434	2,412
FW3305551.SRDUP, 26.59%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,801	2,801	2,768
FW3305570.SRDUP, 27.56%, 07/25/2027 (a)(j)	Upstart	07/28/2022	19,341	19,341	19,190
FW3305624.SRDUP, 28.68%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,954	1,954	1,942
FW3305654.SRDUP, 14.13%, 07/25/2027 (a)(j)	Upstart	07/28/2022	48,237	48,237	47,950
FW3305698.SRDUP, 26.31%, 07/25/2027 (a)(j)	Upstart	07/28/2022	13,071	13,071	12,950
FW3305714.SRDUP, 19.72%, 07/25/2027 (a)(j)	Upstart	07/28/2022	25,279	25,279	25,047
FW3305720.SRDUP, 22.37%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	11,139	11,177	11,112
FW3305743.SRDUP, 14.93%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,639	1,639	1,633
FW3305845.SRDUP, 24.69%, 07/25/2027 (a)(j)	Upstart	07/28/2022	22,894	22,894	22,683
FW3308055.SRDUP, 27.97%, 07/26/2027 (a)(j)	Upstart	07/29/2022	3,363	3,363	3,338
FW3308699.SRDUP, 10.39%, 07/26/2027 (a)(j)	Upstart	07/29/2022	48,077	48,077	48,018
FW3308938.SRDUP, 18.94%, 07/26/2027 (a)(j)	Upstart	07/29/2022	6,477	6,477	6,439
FW3308999.SRDUP, 18.4%, 07/26/2027 (a)(j)	Upstart	07/29/2022	48,454	48,454	48,228
FW3309430.SRDUP, 30.02%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,934	2,934	2,916
FW3309519.SRDUP, 29.75%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,249	2,249	2,235
FW3309589.SRDUP, 29.95%, 07/26/2027 (a)(j)	Upstart	07/29/2022	4,401	4,401	4,362
FW3309638.SRDUP, 29.61%, 07/26/2027 (a)(j)	Upstart	07/29/2022	3,227	3,227	3,207
FW3309677.SRDUP, 29.2%, 07/26/2027 (a)(j)	Upstart	07/29/2022	3,617	3,617	3,585
FW3309698.SRDUP, 23.08%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,654	1,654	1,639
FW3309707.SRDUP, 25.32%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,437	2,437	2,422
FW3309708.SRDUP, 25.54%, 07/26/2027 (a)(j)	Upstart	07/29/2022	7,598	7,598	7,577
FW3309744.SRDUP, 29.94%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	2,071	2,071	2,060
FW3309749.SRDUP, 29.42%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,173	1,173	1,166
FW3309752.SRDUP, 27.05%, 07/26/2027 (a)(j)	Upstart	07/29/2022	5,801	5,801	5,758
FW3309772.SRDUP, 29.35%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	2,681	2,681	978

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3309784.SRDUP, 27.45%, 07/26/2027 (a)(j)	Upstart	07/29/2022	$8,730	$8,730	$8,667
FW3309804.SRDUP, 29.62%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,467	1,467	1,458
FW3309830.SRDUP, 14.7%, 07/26/2027 (a)(j)	Upstart	07/29/2022	6,752	6,752	6,712
FW3309860.SRDUP, 12.57%, 07/26/2027 (a)(j)	Upstart	07/29/2022	19,274	19,274	19,220
FW3309864.SRDUP, 19.92%, 07/26/2027 (a)(j)	Upstart	07/29/2022	11,651	11,651	11,568
FW3309870.SRDUP, 21.93%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,555	1,555	1,544
FW3309906.SRDUP, 25.5%, 07/26/2027 (a)(j)	Upstart	07/29/2022	19,497	19,563	19,379
FW3309963.SRDUP, 16.93%, 07/26/2027 (a)(j)	Upstart	07/29/2022	16,162	16,217	16,086
FW3309965.SRDUP, 29.97%, 07/26/2027 (a)(j)	Upstart	07/29/2022	5,281	5,281	5,249
FW3309981.SRDUP, 30.05%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	4,536	4,536	4,513
FW3309999.SRDUP, 29.2%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	5,984	5,984	5,914
FW3310027.SRDUP, 29.97%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	1,470	1,470	518
FW3310063.SRDUP, 29.03%, 07/26/2027 (a)(j)	Upstart	07/29/2022	19,532	19,532	19,400
FW3310091.SRDUP, 29.87%, 07/26/2027 (a)(j)	Upstart	07/29/2022	4,303	4,303	4,277
FW3310146.SRDUP, 29.84%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,760	1,760	1,750
FW3310157.SRDUP, 29.13%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,368	1,373	1,360
FW3310219.SRDUP, 28.22%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,161	1,161	1,152
FW3310226.SRDUP, 15.16%, 07/26/2027 (a)(j)	Upstart	07/29/2022	3,381	3,381	3,365
FW3310343.SRDUP, 30.05%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	3,746	3,746	1,365
FW3310413.SRDUP, 29.28%, 07/26/2027 (a)(j)	Upstart	07/29/2022	165	165	165
FW3310464.SRDUP, 29.85%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,449	1,449	1,438
FW3310465.SRDUP, 29.8%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	1,886	1,886	1,881
FW3310524.SRDUP, 13.89%, 07/26/2027 (a)(j)	Upstart	07/29/2022	4,342	4,342	4,322
FW3310529.SRDUP, 29.89%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,249	2,249	2,229
FW3310561.SRDUP, 28.85%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,248	2,248	2,234
FW3310566.SRDUP, 24.9%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,241	2,241	2,225
FW3310610.SRDUP, 26.76%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	6,000	6,000	2,117
FW3310624.SRDUP, 14.42%, 07/26/2027 (a)(j)	Upstart	07/29/2022	41,867	41,867	41,623
FW3310642.SRDUP, 30.06%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,663	1,663	1,653
FW3310700.SRDUP, 14.47%, 07/26/2027 (a)(j)	Upstart	07/29/2022	5,407	5,407	5,382
FW3310737.SRDUP, 29.9%, 08/09/2027 (a)(j)	Upstart	08/12/2022	13,010	12,627	12,904
FW3310751.SRDUP, 17.51%, 07/26/2027 (a)(j)	Upstart	07/29/2022	4,839	4,855	4,811
FW3310783.SRDUP, 29.9%, 07/26/2027 (a)(j)	Upstart	07/29/2022	3,207	3,207	3,184
FW3310815.SRDUP, 29.68%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,076	1,076	1,069
FW3310825.SRDUP, 29.66%, 07/26/2027 (a)(j)	Upstart	07/29/2022	6,425	6,447	6,374
FW3310837.SRDUP, 25.22%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	24,568	24,568	24,352
FW3310844.SRDUP, 11.2%, 07/26/2027 (a)(j)	Upstart	07/29/2022	5,389	5,389	5,383
FW3310852.SRDUP, 29.35%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	1,100	1,100	248
FW3310867.SRDUP, 27.49%, 07/27/2025 (a)(j)	Upstart	08/01/2022	1,228	1,228	1,217
FW3310883.SRDUP, 27.31%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,172	1,175	1,165
FW3310909.SRDUP, 27.36%, 07/27/2027 (a)(j)	Upstart	08/01/2022	2,929	2,929	2,912
FW3310939.SRDUP, 23.96%, 07/26/2027 (a)(j)	Upstart	07/29/2022	4,365	4,365	4,309
FW3310959.SRDUP, 29.54%, 07/26/2027 (a)(j)	Upstart	07/29/2022	17,599	17,599	17,492
FW3310966.SRDUP, 16.27%, 07/26/2027 (a)(j)	Upstart	07/29/2022	7,738	7,738	7,701
FW3310967.SRDUP, 29.6%, 07/26/2027 (a)(j)	Upstart	07/29/2022	29,333	29,333	29,155
FW3311024.SRDUP, 30.01%, 07/26/2027 (a)(j)	Upstart	07/29/2022	33,449	33,449	33,247
FW3311027.SRDUP, 16.76%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	27,409	27,409	27,322
FW3311078.SRDUP, 20.73%, 07/26/2025 (a)(j)	Upstart	07/29/2022	3,191	3,191	3,167
FW3311082.SRDUP, 29.51%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	3,927	3,927	3,902
FW3311398.SRDUP, 30.07%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	9,336	9,336	3,426
FW3311652.SRDUP, 30.03%, 07/27/2027 (a)(j)	Upstart	08/01/2022	16,607	16,607	16,494
FW3311803.SRDUP, 27.98%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,563	1,563	1,554
FW3311812.SRDUP, 29.83%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,339	1,339	1,328
FW3311940.SRDUP, 26.74%, 07/27/2025 (a)(j)	Upstart	08/01/2022	1,039	1,039	1,029
FW3311979.SRDUP, 29.5%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,451	1,451	1,435
FW3312074.SRDUP, 19.02%, 07/27/2027 (a)(j)	Upstart	08/01/2022	44,384	44,384	44,004
FW3312100.SRDUP, 29.81%, 07/27/2027 (a)(j)	Upstart	08/01/2022	3,053	3,053	3,018

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3312119.SRDUP, 29.92%, 07/27/2027 (a)(j)	Upstart	08/01/2022	$1,956	$1,956	$1,945
FW3312129.SRDUP, 16.47%, 07/27/2027 (a)(j)	Upstart	08/01/2022	2,418	2,418	2,408
FW3312131.SRDUP, 24.54%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	5,617	5,617	5,591
FW3312146.SRDUP, 12.49%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	5,443	5,443	5,428
FW3312147.SRDUP, 29.83%, 07/27/2027 (a)(j)	Upstart	08/01/2022	2,636	2,636	2,620
FW3312151.SRDUP, 29.86%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,695	4,695	4,668
FW3312164.SRDUP, 29.79%, 07/27/2027 (a)(j)	Upstart	08/01/2022	8,312	8,312	8,265
FW3312218.SRDUP, 29.64%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,890	1,890	1,875
FW3312219.SRDUP, 25.23%, 07/27/2025 (a)(j)	Upstart	08/01/2022	3,205	3,205	3,177
FW3312228.SRDUP, 28.4%, 07/27/2027 (a)(j)	Upstart	08/01/2022	6,839	6,839	6,800
FW3312235.SRDUP, 19.25%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,849	4,849	4,816
FW3312238.SRDUP, 27.09%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,760	9,760	9,693
FW3312315.SRDUP, 29.97%, 07/27/2027 (a)(j)	Upstart	08/01/2022	2,641	2,641	2,626
FW3312345.SRDUP, 23.99%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,737	9,737	9,654
FW3312370.SRDUP, 29.17%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,385	4,400	4,342
FW3312405.SRDUP, 19.15%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,697	9,697	9,631
FW3312406.SRDUP, 15.1%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	4,447	4,447	4,435
FW3312420.SRDUP, 29.93%, 07/27/2027 (a)(j)	Upstart	08/01/2022	978	978	972
FW3312437.SRDUP, 29.29%, 07/27/2027 (a)(j)	Upstart	08/01/2022	2,621	2,621	2,603
FW3312467.SRDUP, 20.17%, 07/27/2027 (a)(j)	Upstart	08/01/2022	11,843	11,843	11,790
FW3312496.SRDUP, 28.76%, 07/27/2027 (a)(j)	Upstart	08/01/2022	2,829	2,829	2,811
FW3312527.SRDUP, 22.46%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	1,964	1,964	1,948
FW3312539.SRDUP, 18.94%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,695	9,695	9,629
FW3312551.SRDUP, 21.88%, 07/27/2025 (a)(j)(k)	Upstart	08/01/2022	2,931	2,931	1,016
FW3312556.SRDUP, 25.85%, 07/27/2027 (a)(j)	Upstart	08/01/2022	10,921	10,921	10,860
FW3312687.SRDUP, 12.84%, 07/27/2025 (a)(j)	Upstart	08/01/2022	11,169	11,169	11,125
FW3312693.SRDUP, 29.92%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,597	4,597	4,571
FW3312723.SRDUP, 14.45%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,655	9,655	9,629
FW3312739.SRDUP, 22.49%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,863	4,863	4,829
FW3312742.SRDUP, 26.16%, 07/27/2027 (a)(j)	Upstart	08/01/2022	12,679	12,679	12,592
FW3312758.SRDUP, 25.16%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,754	1,754	1,744
FW3312768.SRDUP, 26.81%, 07/27/2025 (a)(j)	Upstart	08/01/2022	3,399	3,399	3,369
FW3312868.SRDUP, 21.62%, 07/27/2027 (a)(j)	Upstart	08/01/2022	7,289	7,289	7,239
FW3312880.SRDUP, 29.78%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,565	1,565	1,558
FW3312883.SRDUP, 26.26%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,754	9,754	9,699
FW3312892.SRDUP, 22.39%, 07/27/2027 (a)(j)	Upstart	08/01/2022	2,723	2,723	2,700
FW3312918.SRDUP, 29.8%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	11,023	11,023	10,961
FW3312926.SRDUP, 29.56%, 07/27/2027 (a)(j)	Upstart	08/01/2022	5,378	5,378	5,337
FW3312945.SRDUP, 12.26%, 07/27/2025 (a)(j)	Upstart	08/01/2022	1,579	1,579	1,571
FW3312949.SRDUP, 12.97%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,807	4,807	4,791
FW3316977.SRDUP, 25.55%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,950	2,863	2,904
FW3316990.SRDUP, 29.27%, 08/01/2027 (a)(j)(k)	Upstart	08/04/2022	2,871	2,785	2,828
FW3318619.SRDUP, 29.34%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,674	1,625	1,650
FW3319821.SRDUP, 29.74%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,281	1,243	1,261
FW3319830.SRDUP, 30.07%, 08/01/2027 (a)(j)	Upstart	08/04/2022	6,897	6,695	6,790
FW3319835.SRDUP, 30.05%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,281	1,244	1,261
FW3319843.SRDUP, 29.69%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,619	1,571	1,589
FW3319844.SRDUP, 25.54%, 08/01/2027 (a)(j)	Upstart	08/04/2022	13,765	13,362	13,562
FW3319846.SRDUP, 29.67%, 08/01/2027 (a)(j)	Upstart	08/04/2022	14,678	14,248	14,451
FW3319852.SRDUP, 18.95%, 08/01/2027 (a)(j)	Upstart	08/04/2022	4,898	4,756	4,841
FW3319854.SRDUP, 18.55%, 08/01/2027 (a)(j)	Upstart	08/04/2022	34,281	33,284	33,877
FW3319886.SRDUP, 26.46%, 08/01/2025 (a)(j)	Upstart	08/04/2022	1,300	1,263	1,272
FW3319891.SRDUP, 20.94%, 08/01/2025 (a)(j)	Upstart	08/04/2022	1,151	1,119	1,135
FW3319916.SRDUP, 29.04%, 08/01/2027 (a)(j)	Upstart	08/04/2022	4,924	4,780	4,848
FW3319926.SRDUP, 27.52%, 08/01/2027 (a)(j)	Upstart	08/04/2022	984	955	970
FW3319942.SRDUP, 28.69%, 08/01/2027 (a)(j)	Upstart	08/04/2022	3,446	3,345	3,393
FW3319965.SRDUP, 30.01%, 08/01/2027 (a)(j)	Upstart	08/04/2022	3,968	3,852	3,908

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3319970.SRDUP, 29.98%, 08/01/2027 (a)(j)	Upstart	08/04/2022	$2,759	$2,678	$2,716
FW3319980.SRDUP, 30.04%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,872	1,817	1,849
FW3320007.SRDUP, 30.02%, 08/01/2027 (a)(j)(k)	Upstart	08/04/2022	986	956	644
FW3320011.SRDUP, 26.04%, 08/01/2027 (a)(j)	Upstart	08/04/2022	19,669	19,093	19,433
FW3320035.SRDUP, 26.13%, 08/01/2027 (a)(j)(k)	Upstart	08/04/2022	22,800	22,116	22,450
FW3320055.SRDUP, 20.18%, 08/01/2027 (a)(j)	Upstart	08/04/2022	17,647	17,133	17,438
FW3320059.SRDUP, 29.77%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,266	2,199	2,231
FW3320060.SRDUP, 25.75%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,232	2,167	2,195
FW3320064.SRDUP, 21.53%, 08/01/2027 (a)(j)	Upstart	08/04/2022	7,653	7,430	7,596
FW3320075.SRDUP, 26.11%, 08/01/2027 (a)(j)	Upstart	08/04/2022	5,507	5,346	5,423
FW3320086.SRDUP, 29.4%, 08/01/2027 (a)(j)	Upstart	08/04/2022	4,866	4,723	4,801
FW3320092.SRDUP, 26.51%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,216	2,151	2,178
FW3320104.SRDUP, 24.09%, 08/01/2027 (a)(j)	Upstart	08/04/2022	14,737	14,306	14,520
FW3320109.SRDUP, 17.83%, 08/01/2027 (a)(j)	Upstart	08/04/2022	12,152	11,789	12,065
FW3320131.SRDUP, 19.46%, 08/01/2027 (a)(j)	Upstart	08/04/2022	960	932	952
FW3320139.SRDUP, 25.88%, 08/01/2027 (a)(j)(k)	Upstart	08/04/2022	9,498	9,215	9,398
FW3320140.SRDUP, 22.82%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,452	1,410	1,431
FW3320176.SRDUP, 18.62%, 08/01/2027 (a)(j)	Upstart	08/04/2022	14,468	14,047	14,337
FW3320200.SRDUP, 29.91%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,562	2,486	2,522
FW3320202.SRDUP, 30.03%, 08/01/2027 (a)(j)	Upstart	08/04/2022	4,598	4,464	4,510
FW3320210.SRDUP, 29.72%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,675	1,631	1,649
FW3320223.SRDUP, 27.37%, 08/01/2027 (a)(j)	Upstart	08/04/2022	984	955	969
FW3320231.SRDUP, 29.53%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,148	1,114	1,130
FW3320235.SRDUP, 29.81%, 08/01/2027 (a)(j)	Upstart	08/04/2022	4,335	4,208	4,268
FW3320247.SRDUP, 23.83%, 08/01/2027 (a)(j)	Upstart	08/04/2022	6,385	6,199	6,309
FW3320254.SRDUP, 29.86%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,675	1,626	1,649
FW3320295.SRDUP, 30.02%, 08/01/2027 (a)(j)	Upstart	08/04/2022	3,280	3,184	3,220
FW3320320.SRDUP, 27.2%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,323	2,263	2,281
FW3320321.SRDUP, 30.04%, 08/01/2027 (a)(j)	Upstart	08/04/2022	4,040	3,921	3,977
FW3320329.SRDUP, 24.12%, 08/01/2027 (a)(j)	Upstart	08/04/2022	42,734	41,484	41,964
FW3320337.SRDUP, 26.24%, 08/01/2027 (a)(j)	Upstart	08/04/2022	14,473	14,049	14,212
FW3320352.SRDUP, 15.01%, 08/01/2025 (a)(j)	Upstart	08/04/2022	4,300	4,179	4,262
FW3320395.SRDUP, 23.07%, 08/01/2027 (a)(j)	Upstart	08/04/2022	16,597	16,113	16,354
FW3320401.SRDUP, 22.86%, 08/01/2027 (a)(j)	Upstart	08/04/2022	470	456	465
FW3320406.SRDUP, 29.8%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,281	1,243	1,261
FW3320408.SRDUP, 26.48%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,262	2,196	2,229
FW3321322.SRDUP, 25%, 08/04/2025 (a)(j)	Upstart	08/09/2022	33,666	32,712	33,219
FW3321508.SRDUP, 27.4%, 08/02/2025 (a)(j)	Upstart	08/05/2022	1,541	1,498	1,520
FW3322508.SRDUP, 19.84%, 08/02/2027 (a)(j)	Upstart	08/05/2022	4,901	4,758	4,866
FW3323459.SRDUP, 17.33%, 08/02/2027 (a)(j)	Upstart	08/05/2022	48,704	47,285	48,278
FW3323950.SRDUP, 27.81%, 08/02/2027 (a)(j)	Upstart	08/05/2022	4,035	3,917	3,975
FW3324067.SRDUP, 29.8%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,276	1,239	1,252
FW3324396.SRDUP, 29.35%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	3,531	3,426	3,473
FW3324464.SRDUP, 21.19%, 08/02/2027 (a)(j)	Upstart	08/05/2022	3,293	3,197	3,247
FW3324483.SRDUP, 29.97%, 08/04/2027 (a)(j)	Upstart	08/09/2022	6,915	6,712	6,818
FW3324853.SRDUP, 10.84%, 08/02/2027 (a)(j)	Upstart	08/05/2022	43,861	42,594	43,775
FW3324933.SRDUP, 29.97%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	1,786	1,733	1,760
FW3324961.SRDUP, 24.73%, 08/02/2027 (a)(j)	Upstart	08/05/2022	3,243	3,148	3,195
FW3324974.SRDUP, 25.52%, 08/02/2027 (a)(j)	Upstart	08/05/2022	33,034	32,068	32,559
FW3324985.SRDUP, 29.99%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,291	1,253	1,274
FW3324995.SRDUP, 15.14%, 08/02/2027 (a)(j)	Upstart	08/05/2022	3,421	3,322	3,397
FW3325006.SRDUP, 23.27%, 08/02/2025 (a)(j)	Upstart	08/05/2022	1,124	1,092	1,105
FW3325052.SRDUP, 13.2%, 08/02/2025 (a)(j)	Upstart	08/05/2022	2,672	2,597	2,655
FW3325086.SRDUP, 29.87%, 08/02/2027 (a)(j)	Upstart	08/05/2022	2,463	2,391	2,426
FW3325088.SRDUP, 26.73%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	10,860	10,542	10,734
FW3325097.SRDUP, 25.48%, 08/02/2027 (a)(j)	Upstart	08/05/2022	6,587	6,394	6,489
FW3325108.SRDUP, 21.19%, 08/02/2027 (a)(j)	Upstart	08/05/2022	5,886	5,714	5,817

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3325149.SRDUP, 30%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	$1,589	$1,542	$1,041
FW3325156.SRDUP, 29.93%, 08/02/2027 (a)(j)	Upstart	08/05/2022	2,266	2,200	2,233
FW3325207.SRDUP, 30.07%, 08/02/2027 (a)(j)	Upstart	08/05/2022	2,069	2,008	2,038
FW3325256.SRDUP, 30.05%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,773	1,721	1,747
FW3325340.SRDUP, 29.99%, 08/02/2027 (a)(j)	Upstart	08/05/2022	41,972	40,741	41,341
FW3325379.SRDUP, 24.8%, 08/02/2027 (a)(j)	Upstart	08/05/2022	5,913	5,740	5,826
FW3325509.SRDUP, 14.84%, 08/02/2027 (a)(j)	Upstart	08/05/2022	19,545	18,979	19,406
FW3325541.SRDUP, 20.77%, 08/02/2027 (a)(j)	Upstart	08/05/2022	2,942	2,856	2,921
FW3325578.SRDUP, 16.08%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	5,500	5,335	1,662
FW3325593.SRDUP, 26.71%, 08/02/2027 (a)(j)	Upstart	08/05/2022	11,805	11,459	11,629
FW3325608.SRDUP, 24.05%, 08/02/2025 (a)(j)	Upstart	08/05/2022	2,403	2,335	2,370
FW3325611.SRDUP, 15.94%, 08/02/2027 (a)(j)	Upstart	08/05/2022	2,934	2,849	2,913
FW3325633.SRDUP, 13.36%, 08/02/2027 (a)(j)	Upstart	08/05/2022	5,472	5,313	5,449
FW3325643.SRDUP, 26.36%, 08/02/2027 (a)(j)	Upstart	08/05/2022	8,852	8,593	8,725
FW3325648.SRDUP, 24.67%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	2,200	2,134	1,385
FW3325668.SRDUP, 26.99%, 08/02/2027 (a)(j)	Upstart	08/05/2022	11,315	10,983	11,146
FW3325698.SRDUP, 23.8%, 08/02/2027 (a)(j)	Upstart	08/05/2022	49,115	47,681	48,412
FW3327515.SRDUP, 23.25%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,768	1,716	1,743
FW3327605.SRDUP, 29.94%, 08/03/2027 (a)(j)	Upstart	08/08/2022	7,980	7,774	7,864
FW3327849.SRDUP, 26.35%, 08/03/2027 (a)(j)	Upstart	08/08/2022	25,278	24,538	24,912
FW3327948.SRDUP, 26.02%, 08/03/2027 (a)(j)	Upstart	08/08/2022	245	238	242
FW3327970.SRDUP, 13.12%, 08/03/2025 (a)(j)	Upstart	08/08/2022	2,385	2,318	2,367
FW3327976.SRDUP, 27.35%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,469	3,379	3,412
FW3327988.SRDUP, 25.41%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,573	1,527	1,550
FW3327990.SRDUP, 29.47%, 08/03/2027 (a)(j)(k)	Upstart	08/08/2022	5,418	5,277	5,339
FW3328009.SRDUP, 24.67%, 08/03/2025 (a)(j)	Upstart	08/08/2022	1,443	1,402	1,418
FW3328044.SRDUP, 26.59%, 08/03/2027 (a)(j)	Upstart	08/08/2022	2,754	2,674	2,714
FW3328049.SRDUP, 29.55%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,940	3,825	3,885
FW3328063.SRDUP, 29.71%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,494	1,449	1,476
FW3328096.SRDUP, 27.34%, 08/03/2027 (a)(j)	Upstart	08/08/2022	14,761	14,328	14,546
FW3328102.SRDUP, 29.24%, 08/03/2027 (a)(j)	Upstart	08/08/2022	35,063	34,035	34,552
FW3328115.SRDUP, 16.29%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,751	3,642	3,718
FW3328126.SRDUP, 17.33%, 08/03/2027 (a)(j)	Upstart	08/08/2022	21,141	20,527	20,993
FW3328140.SRDUP, 29.18%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,083	1,052	1,068
FW3328184.SRDUP, 22.32%, 08/03/2025 (a)(j)	Upstart	08/08/2022	803	780	789
FW3328185.SRDUP, 15.82%, 08/03/2025 (a)(j)	Upstart	08/08/2022	1,434	1,394	1,422
FW3328211.SRDUP, 23.94%, 08/03/2027 (a)(j)	Upstart	08/08/2022	5,403	5,264	5,328
FW3328228.SRDUP, 20.12%, 08/03/2025 (a)(j)	Upstart	08/08/2022	14,383	13,977	14,189
FW3328235.SRDUP, 28.15%, 08/03/2027 (a)(j)	Upstart	08/08/2022	933	905	916
FW3328332.SRDUP, 25.23%, 08/03/2027 (a)(j)	Upstart	08/08/2022	9,830	9,543	9,688
FW3328364.SRDUP, 13.16%, 08/03/2027 (a)(j)	Upstart	08/08/2022	6,719	6,525	6,685
FW3328376.SRDUP, 29.97%, 08/03/2027 (a)(j)	Upstart	08/08/2022	16,749	16,258	16,505
FW3328387.SRDUP, 29.92%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,379	1,339	1,359
FW3328395.SRDUP, 30.01%, 08/03/2027 (a)(j)	Upstart	08/08/2022	2,226	2,160	2,189
FW3328491.SRDUP, 11.48%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,023	2,935	3,017
FW3328517.SRDUP, 24.78%, 08/03/2027 (a)(j)	Upstart	08/08/2022	10,811	10,495	10,659
FW3328524.SRDUP, 27.48%, 08/03/2025 (a)(j)	Upstart	08/08/2022	1,638	1,591	1,609
FW3328577.SRDUP, 24.9%, 08/03/2027 (a)(j)	Upstart	08/08/2022	9,881	9,591	9,723
FW3328582.SRDUP, 21.75%, 08/03/2025 (a)(j)	Upstart	08/08/2022	2,397	2,329	2,360
FW3328589.SRDUP, 29.59%, 08/03/2027 (a)(j)(k)	Upstart	08/08/2022	1,800	1,746	1,182
FW3328594.SRDUP, 26.16%, 08/03/2027 (a)(j)	Upstart	08/08/2022	4,917	4,773	4,846
FW3328613.SRDUP, 29.89%, 08/03/2027 (a)(j)	Upstart	08/08/2022	2,562	2,486	2,524
FW3328712.SRDUP, 26.76%, 08/03/2027 (a)(j)	Upstart	08/08/2022	8,854	8,595	8,729
FW3328756.SRDUP, 20.86%, 08/03/2027 (a)(j)	Upstart	08/08/2022	10,092	9,797	10,003
FW3328766.SRDUP, 29.55%, 08/03/2027 (a)(j)	Upstart	08/08/2022	24,230	23,519	23,981
FW3328808.SRDUP, 29.97%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,768	1,716	1,739
FW3328875.SRDUP, 22.16%, 08/03/2027 (a)(j)	Upstart	08/08/2022	14,722	14,292	14,517

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3328971.SRDUP, 29.99%, 08/03/2027 (a)(j)	Upstart	08/08/2022	$3,251	$3,156	$3,204
FW3328972.SRDUP, 21.95%, 08/03/2025 (a)(j)(k)	Upstart	08/08/2022	3,339	3,245	3,287
FW3328979.SRDUP, 26.92%, 08/03/2027 (a)(j)(k)	Upstart	08/08/2022	5,178	5,023	5,115
FW3328999.SRDUP, 16.13%, 08/03/2027 (a)(j)	Upstart	08/08/2022	978	950	971
FW3329145.SRDUP, 18.44%, 08/03/2025 (a)(j)	Upstart	08/08/2022	1,916	1,862	1,899
FW3329184.SRDUP, 26.3%, 08/03/2027 (a)(j)	Upstart	08/08/2022	11,045	10,759	10,888
FW3329195.SRDUP, 29.87%, 08/03/2027 (a)(j)(k)	Upstart	08/08/2022	7,200	6,985	4,725
FW3329197.SRDUP, 15.04%, 08/03/2027 (a)(j)	Upstart	08/08/2022	6,842	6,643	6,794
FW3329317.SRDUP, 16.8%, 08/03/2025 (a)(j)	Upstart	08/08/2022	1,435	1,395	1,423
FW3329332.SRDUP, 26.46%, 08/03/2027 (a)(j)	Upstart	08/08/2022	13,181	12,795	12,995
FW3329339.SRDUP, 26.91%, 08/03/2025 (a)(j)	Upstart	08/08/2022	2,408	2,339	2,366
FW3329383.SRDUP, 29.72%, 08/03/2027 (a)(j)(k)	Upstart	08/08/2022	4,476	4,342	2,935
FW3329386.SRDUP, 26.2%, 08/03/2027 (a)(j)	Upstart	08/08/2022	4,701	4,564	4,617
FW3329402.SRDUP, 29.78%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,872	1,817	1,844
FW3329486.SRDUP, 29.78%, 08/03/2027 (a)(j)(k)	Upstart	08/08/2022	11,917	11,559	11,769
FW3329489.SRDUP, 29.83%, 08/03/2027 (a)(j)	Upstart	08/08/2022	4,433	4,303	4,371
FW3329531.SRDUP, 11.18%, 08/03/2027 (a)(j)	Upstart	08/08/2022	34,122	33,136	33,985
FW3329548.SRDUP, 24.99%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,932	3,817	3,875
FW3329588.SRDUP, 11.34%, 08/03/2025 (a)(j)	Upstart	08/08/2022	4,765	4,632	4,736
FW3329630.SRDUP, 29.93%, 08/03/2027 (a)(j)	Upstart	08/08/2022	8,163	7,924	8,034
FW3329640.SRDUP, 29.99%, 08/03/2027 (a)(j)	Upstart	08/08/2022	18,129	17,597	17,864
FW3329721.SRDUP, 30.01%, 08/03/2027 (a)(j)	Upstart	08/08/2022	2,919	2,833	2,864
FW3329730.SRDUP, 29.76%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,547	3,442	3,495
FW3330488.SRDUP, 30.01%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,759	2,678	2,720
FW3330594.SRDUP, 18.05%, 08/04/2025 (a)(j)	Upstart	08/09/2022	4,787	4,668	4,725
FW3330687.SRDUP, 27.66%, 08/04/2027 (a)(j)	Upstart	08/09/2022	29,624	28,756	29,207
FW3330907.SRDUP, 15.79%, 08/04/2027 (a)(j)	Upstart	08/09/2022	26,870	26,089	26,641
FW3330957.SRDUP, 21.81%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,257	2,191	2,232
FW3331079.SRDUP, 30.01%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,660	2,582	2,622
FW3331217.SRDUP, 30.06%, 08/04/2027 (a)(j)	Upstart	08/09/2022	20,861	20,248	20,532
FW3331251.SRDUP, 20.33%, 08/04/2027 (a)(j)	Upstart	08/09/2022	3,432	3,332	3,394
FW3331257.SRDUP, 16.1%, 08/04/2027 (a)(j)	Upstart	08/09/2022	8,313	8,100	8,257
FW3331287.SRDUP, 29.88%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,562	2,486	2,525
FW3331303.SRDUP, 26%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,754	2,673	2,723
FW3331394.SRDUP, 22.32%, 08/04/2025 (a)(j)	Upstart	08/09/2022	1,916	1,861	1,887
FW3331448.SRDUP, 22.67%, 08/04/2027 (a)(j)	Upstart	08/09/2022	6,872	6,671	6,779
FW3331463.SRDUP, 27.14%, 08/04/2027 (a)(j)	Upstart	08/09/2022	29,418	28,557	28,967
FW3331533.SRDUP, 29.85%, 08/04/2027 (a)(j)	Upstart	08/09/2022	3,448	3,347	3,399
FW3331541.SRDUP, 20.98%, 08/04/2027 (a)(j)	Upstart	08/09/2022	14,712	14,283	14,550
FW3331603.SRDUP, 23.17%, 08/04/2027 (a)(j)(k)	Upstart	08/09/2022	9,977	9,678	6,286
FW3331621.SRDUP, 29.83%, 08/04/2027 (a)(j)	Upstart	08/09/2022	3,645	3,538	3,594
FW3331649.SRDUP, 24.36%, 08/04/2025 (a)(j)	Upstart	08/09/2022	6,730	6,540	6,641
FW3331683.SRDUP, 29.85%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,364	2,295	2,331
FW3331708.SRDUP, 12.35%, 08/04/2027 (a)(j)	Upstart	08/09/2022	16,294	15,822	16,230
FW3331716.SRDUP, 15.29%, 08/04/2027 (a)(j)	Upstart	08/09/2022	18,270	17,739	18,178
FW3331725.SRDUP, 26.15%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,377	1,341	1,362
FW3331733.SRDUP, 27.48%, 08/04/2025 (a)(j)	Upstart	08/09/2022	2,888	2,815	2,832
FW3331744.SRDUP, 27.71%, 08/04/2027 (a)(j)	Upstart	08/09/2022	984	955	970
FW3331760.SRDUP, 28.02%, 08/04/2027 (a)(j)	Upstart	08/09/2022	6,595	6,402	6,502
FW3331785.SRDUP, 27.42%, 08/04/2027 (a)(j)	Upstart	08/09/2022	4,920	4,776	4,851
FW3331788.SRDUP, 26.08%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,180	1,146	1,164
FW3331801.SRDUP, 23.15%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,946	2,860	2,906
FW3331832.SRDUP, 22.72%, 08/04/2027 (a)(j)	Upstart	08/09/2022	8,738	8,482	8,619
FW3331834.SRDUP, 13.72%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,904	2,821	2,898
FW3331880.SRDUP, 30.01%, 08/04/2027 (a)(j)	Upstart	08/09/2022	4,335	4,208	4,274
FW3331907.SRDUP, 30.07%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,183	1,148	1,166
FW3331961.SRDUP, 29.87%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,167	2,104	2,137

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3331969.SRDUP, 27.82%, 08/04/2027 (a)(j)	Upstart	08/09/2022	$41,339	$40,128	$40,771
FW3331977.SRDUP, 16.55%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,739	2,660	2,721
FW3331979.SRDUP, 19.05%, 08/04/2027 (a)(j)	Upstart	08/09/2022	5,389	5,232	5,352
FW3331984.SRDUP, 14.96%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,074	1,043	1,065
FW3332008.SRDUP, 26.27%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,377	1,337	1,358
FW3332028.SRDUP, 29.9%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,069	2,008	2,040
FW3332086.SRDUP, 29.89%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,463	2,391	2,428
FW3332138.SRDUP, 25.52%, 08/04/2025 (a)(j)	Upstart	08/09/2022	19,244	18,698	18,988
FW3332143.SRDUP, 24.99%, 08/04/2027 (a)(j)	Upstart	08/09/2022	19,812	19,233	19,547
FW3332175.SRDUP, 24.42%, 08/04/2027 (a)(j)(k)	Upstart	08/09/2022	4,959	4,811	3,124
FW3332179.SRDUP, 29.63%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,182	1,147	1,165
FW3332206.SRDUP, 20.12%, 08/04/2025 (a)(j)	Upstart	08/09/2022	1,918	1,864	1,902
FW3332210.SRDUP, 29.87%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,281	1,243	1,263
FW3332213.SRDUP, 30.02%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,971	1,913	1,943
FW3332232.SRDUP, 25.14%, 08/04/2027 (a)(j)	Upstart	08/09/2022	15,016	14,577	14,784
FW3332235.SRDUP, 29.08%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,083	1,052	1,068
FW3332239.SRDUP, 29.3%, 08/04/2027 (a)(j)(k)	Upstart	08/09/2022	1,291	1,252	1,278
FW3332260.SRDUP, 23.31%, 08/04/2025 (a)(j)	Upstart	08/09/2022	1,922	1,867	1,906
FW3332281.SRDUP, 29.98%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,379	1,339	1,360
FW3332296.SRDUP, 18.25%, 08/04/2025 (a)(j)	Upstart	08/09/2022	10,247	9,992	10,113
FW3332297.SRDUP, 23.1%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,440	1,398	1,416
FW3332313.SRDUP, 29.22%, 08/04/2027 (a)(j)	Upstart	08/09/2022	5,910	5,736	5,826
FW3332326.SRDUP, 26.16%, 08/04/2027 (a)(j)	Upstart	08/09/2022	3,245	3,150	3,201
FW3332329.SRDUP, 30.05%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,463	2,391	2,428
FW3332338.SRDUP, 17.03%, 08/04/2027 (a)(j)	Upstart	08/09/2022	48,929	47,506	48,594
FW3332409.SRDUP, 20.42%, 08/04/2027 (a)(j)	Upstart	08/09/2022	22,062	21,418	21,819
FW3332427.SRDUP, 22.31%, 08/04/2027 (a)(j)	Upstart	08/09/2022	3,926	3,825	3,873
FW3333083.SRDUP, 23.01%, 08/05/2027 (a)(j)	Upstart	08/10/2022	5,499	5,338	5,439
FW3333700.SRDUP, 29.68%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,266	2,199	2,235
FW3333960.SRDUP, 17.66%, 08/05/2027 (a)(j)	Upstart	08/10/2022	15,136	14,696	15,011
FW3334082.SRDUP, 26.47%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,656	2,578	2,620
FW3334226.SRDUP, 29.58%, 08/05/2027 (a)(j)	Upstart	08/10/2022	4,925	4,781	4,858
FW3334241.SRDUP, 25.18%, 08/05/2027 (a)(j)	Upstart	08/10/2022	4,424	4,294	4,363
FW3334372.SRDUP, 30.05%, 08/05/2027 (a)(j)	Upstart	08/10/2022	8,079	7,842	7,968
FW3334474.SRDUP, 28.4%, 08/05/2027 (a)(j)	Upstart	08/10/2022	14,768	14,335	14,566
FW3334482.SRDUP, 20.83%, 08/05/2025 (a)(j)	Upstart	08/10/2022	3,262	3,169	3,220
FW3334502.SRDUP, 29.93%, 08/05/2027 (a)(j)	Upstart	08/10/2022	7,882	7,650	7,773
FW3334533.SRDUP, 26.94%, 08/05/2025 (a)(j)	Upstart	08/10/2022	1,059	1,029	1,042
FW3334569.SRDUP, 29.97%, 08/05/2027 (a)(j)	Upstart	08/10/2022	7,981	7,746	7,873
FW3334575.SRDUP, 29.72%, 08/05/2027 (a)(j)(k)	Upstart	08/10/2022	1,986	1,927	1,304
FW3334602.SRDUP, 29.98%, 08/05/2027 (a)(j)	Upstart	08/10/2022	4,335	4,208	4,275
FW3334603.SRDUP, 27.51%, 08/05/2025 (a)(j)	Upstart	08/10/2022	3,372	3,276	3,316
FW3334619.SRDUP, 29.69%, 08/05/2027 (a)(j)	Upstart	08/10/2022	6,896	6,694	6,801
FW3334881.SRDUP, 27.43%, 08/05/2025 (a)(j)	Upstart	08/10/2022	1,638	1,591	1,611
FW3334909.SRDUP, 29.54%, 08/05/2027 (a)(j)	Upstart	08/10/2022	4,531	4,398	4,482
FW3334945.SRDUP, 24.18%, 08/05/2027 (a)(j)	Upstart	08/10/2022	9,825	9,538	9,719
FW3334948.SRDUP, 29.94%, 08/05/2027 (a)(j)	Upstart	08/10/2022	4,828	4,686	4,761
FW3334972.SRDUP, 30.04%, 08/05/2027 (a)(j)(k)	Upstart	08/10/2022	12,203	11,837	12,020
FW3334977.SRDUP, 24.24%, 08/05/2027 (a)(j)	Upstart	08/10/2022	32,816	31,857	32,380
FW3334990.SRDUP, 14.73%, 08/05/2027 (a)(j)	Upstart	08/10/2022	21,791	21,159	21,647
FW3335002.SRDUP, 29.73%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,773	1,721	1,749
FW3335003.SRDUP, 23.08%, 08/05/2027 (a)(j)	Upstart	08/10/2022	16,310	15,833	16,042
FW3335014.SRDUP, 11.11%, 08/05/2027 (a)(j)	Upstart	08/10/2022	29,246	28,400	29,192
FW3335030.SRDUP, 26.84%, 08/05/2027 (a)(j)	Upstart	08/10/2022	27,580	26,780	27,262
FW3335053.SRDUP, 15.38%, 08/05/2025 (a)(j)	Upstart	08/10/2022	2,867	2,787	2,844
FW3335083.SRDUP, 20.95%, 08/05/2027 (a)(j)	Upstart	08/10/2022	3,825	3,714	3,784
FW3335088.SRDUP, 29.75%, 08/05/2027 (a)(j)	Upstart	08/10/2022	4,433	4,303	4,372

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3335094.SRDUP, 29.53%, 08/05/2027 (a)(j)	Upstart	08/10/2022	$2,561	$2,486	$2,526
FW3335097.SRDUP, 27.02%, 08/05/2027 (a)(j)	Upstart	08/10/2022	16,619	16,140	16,431
FW3335130.SRDUP, 22.23%, 08/05/2027 (a)(j)	Upstart	08/10/2022	14,704	14,275	14,512
FW3335133.SRDUP, 16.79%, 08/05/2025 (a)(j)	Upstart	08/10/2022	4,305	4,184	4,271
FW3335134.SRDUP, 30.05%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,304	1,265	1,282
FW3335142.SRDUP, 28.14%, 08/05/2027 (a)(j)	Upstart	08/10/2022	6,719	6,521	6,612
FW3335178.SRDUP, 17.96%, 08/05/2027 (a)(j)	Upstart	08/10/2022	34,269	33,272	34,040
FW3335207.SRDUP, 26.84%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,177	1,143	1,159
FW3335227.SRDUP, 27.63%, 08/05/2027 (a)(j)	Upstart	08/10/2022	6,889	6,687	6,797
FW3335266.SRDUP, 30.02%, 08/05/2027 (a)(j)	Upstart	08/10/2022	9,754	9,468	9,623
FW3335303.SRDUP, 29.12%, 08/05/2027 (a)(j)	Upstart	08/10/2022	3,145	3,053	3,101
FW3335339.SRDUP, 24.77%, 08/05/2027 (a)(j)	Upstart	08/10/2022	7,862	7,632	7,758
FW3335380.SRDUP, 29.91%, 08/05/2027 (a)(j)(k)	Upstart	08/10/2022	5,642	5,474	3,703
FW3335386.SRDUP, 30.08%, 08/10/2027 (a)(j)	Upstart	08/15/2022	4,434	4,304	4,382
FW3335405.SRDUP, 28.36%, 08/05/2027 (a)(j)	Upstart	08/10/2022	7,333	7,118	7,219
FW3335412.SRDUP, 27.67%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,279	1,242	1,262
FW3335417.SRDUP, 22.49%, 08/05/2027 (a)(j)	Upstart	08/10/2022	14,724	14,294	14,566
FW3336367.SRDUP, 29.8%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,660	2,582	2,628
FW3336392.SRDUP, 29.77%, 08/08/2027 (a)(j)	Upstart	08/11/2022	12,535	12,166	12,340
FW3336632.SRDUP, 29.91%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	1,398	1,356	1,387
FW3336642.SRDUP, 24.98%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,979	1,921	1,956
FW3336648.SRDUP, 22.91%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,695	5,528	5,625
FW3336652.SRDUP, 12.07%, 08/08/2025 (a)(j)	Upstart	08/11/2022	6,672	6,485	6,639
FW3336660.SRDUP, 27.43%, 08/08/2027 (a)(j)	Upstart	08/11/2022	4,920	4,776	4,859
FW3336667.SRDUP, 29.74%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,418	5,259	5,351
FW3336668.SRDUP, 29.34%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,273	1,236	1,255
FW3336680.SRDUP, 24.72%, 08/08/2027 (a)(j)	Upstart	08/11/2022	4,914	4,770	4,854
FW3336705.SRDUP, 20.79%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	8,817	8,554	5,359
FW3336858.SRDUP, 24.44%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,503	5,342	5,435
FW3336867.SRDUP, 29.69%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,675	1,626	1,654
FW3336872.SRDUP, 22.2%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,420	3,320	3,368
FW3336885.SRDUP, 29.07%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,674	1,625	1,653
FW3336986.SRDUP, 29.53%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,192	1,157	1,179
FW3336989.SRDUP, 25.23%, 08/08/2027 (a)(j)	Upstart	08/11/2022	4,915	4,771	4,854
FW3337007.SRDUP, 25.73%, 08/08/2027 (a)(j)	Upstart	08/11/2022	43,854	42,569	43,577
FW3337009.SRDUP, 29.97%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	1,092	1,060	1,081
FW3337110.SRDUP, 29.89%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,251	3,156	3,211
FW3337111.SRDUP, 23.46%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,929	3,814	3,889
FW3337133.SRDUP, 21.04%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,952	3,837	3,914
FW3337139.SRDUP, 24.85%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,504	5,343	5,436
FW3337195.SRDUP, 29.45%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,713	1,663	1,688
FW3337303.SRDUP, 22.63%, 08/08/2027 (a)(j)	Upstart	08/11/2022	22,579	21,996	22,438
FW3337341.SRDUP, 27.04%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	1,985	1,925	1,306
FW3337412.SRDUP, 11.4%, 08/08/2027 (a)(j)	Upstart	08/11/2022	33,639	32,665	33,520
FW3337420.SRDUP, 29.3%, 08/08/2027 (a)(j)	Upstart	08/11/2022	2,938	2,851	2,897
FW3337431.SRDUP, 11.92%, 08/08/2027 (a)(j)	Upstart	08/11/2022	34,724	33,718	34,600
FW3337484.SRDUP, 29.88%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,084	1,052	1,070
FW3337494.SRDUP, 19.77%, 08/08/2027 (a)(j)	Upstart	08/11/2022	19,603	19,031	19,410
FW3337520.SRDUP, 30.04%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	18,400	17,848	12,125
FW3337548.SRDUP, 25.39%, 08/08/2027 (a)(j)	Upstart	08/11/2022	2,359	2,290	2,330
FW3337554.SRDUP, 21.23%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	1,660	1,611	1,639
FW3337565.SRDUP, 26.49%, 08/08/2027 (a)(j)	Upstart	08/11/2022	14,474	14,049	14,249
FW3337613.SRDUP, 29.37%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,674	1,625	1,654
FW3337621.SRDUP, 20.81%, 08/08/2027 (a)(j)	Upstart	08/11/2022	6,566	6,375	6,486
FW3337628.SRDUP, 21.82%, 08/08/2027 (a)(j)	Upstart	08/11/2022	9,224	8,954	9,133
FW3337658.SRDUP, 27.81%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,873	5,701	5,792
FW3337659.SRDUP, 29.79%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,970	1,912	1,946

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3337695.SRDUP, 19.17%, 08/08/2027 (a)(j)	Upstart	08/11/2022	$3,707	$3,599	$3,678
FW3337707.SRDUP, 24.23%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,502	5,341	5,435
FW3337729.SRDUP, 28.27%, 08/08/2027 (a)(j)	Upstart	08/11/2022	15,245	14,798	15,038
FW3337731.SRDUP, 17.92%, 08/08/2027 (a)(j)	Upstart	08/11/2022	8,714	8,460	8,660
FW3337737.SRDUP, 19.97%, 08/08/2027 (a)(j)	Upstart	08/11/2022	7,842	7,613	7,765
FW3337761.SRDUP, 29.82%, 08/08/2027 (a)(j)	Upstart	08/11/2022	2,266	2,199	2,238
FW3337781.SRDUP, 27.26%, 08/08/2027 (a)(j)	Upstart	08/11/2022	14,676	14,246	14,474
FW3337806.SRDUP, 19.81%, 08/08/2025 (a)(j)	Upstart	08/11/2022	1,917	1,863	1,895
FW3337808.SRDUP, 20.29%, 08/08/2025 (a)(j)	Upstart	08/11/2022	5,754	5,591	5,686
FW3337844.SRDUP, 18.81%, 08/08/2027 (a)(j)	Upstart	08/11/2022	7,641	7,418	7,594
FW3337932.SRDUP, 29.88%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,182	1,148	1,167
FW3337939.SRDUP, 29.98%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	7,341	7,121	4,642
FW3337949.SRDUP, 29.75%, 08/08/2027 (a)(j)	Upstart	08/11/2022	8,177	7,937	8,075
FW3337955.SRDUP, 17.78%, 08/08/2027 (a)(j)	Upstart	08/11/2022	14,277	13,861	14,162
FW3337966.SRDUP, 29.69%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,546	3,442	3,502
FW3338069.SRDUP, 26.37%, 08/08/2027 (a)(j)	Upstart	08/11/2022	6,885	6,683	6,800
FW3340271.SRDUP, 29.62%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,281	1,243	1,265
FW3340712.SRDUP, 29.63%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,675	1,625	1,654
FW3341295.SRDUP, 29.62%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,970	1,919	1,946
FW3341443.SRDUP, 29.93%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,182	1,148	1,168
FW3341548.SRDUP, 21.28%, 08/10/2025 (a)(j)	Upstart	08/15/2022	5,757	5,594	5,694
FW3341613.SRDUP, 24.57%, 08/09/2025 (a)(j)	Upstart	08/12/2022	4,854	4,716	4,786
FW3341651.SRDUP, 22.11%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,465	1,422	1,447
FW3341659.SRDUP, 28.27%, 08/09/2027 (a)(j)	Upstart	08/12/2022	27,565	26,756	27,235
FW3341670.SRDUP, 19.41%, 08/09/2027 (a)(j)	Upstart	08/12/2022	3,317	3,220	3,292
FW3341702.SRDUP, 12.87%, 08/09/2025 (a)(j)	Upstart	08/12/2022	1,336	1,298	1,329
FW3341732.SRDUP, 20.58%, 08/09/2027 (a)(j)	Upstart	08/12/2022	11,277	10,948	11,169
FW3341786.SRDUP, 29.66%, 08/09/2027 (a)(j)(k)	Upstart	08/12/2022	1,688	1,638	1,672
FW3341803.SRDUP, 20.81%, 08/09/2025 (a)(j)	Upstart	08/12/2022	3,821	3,713	3,770
FW3341835.SRDUP, 9.73%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,240	2,175	2,236
FW3341854.SRDUP, 26.59%, 08/09/2025 (a)(j)	Upstart	08/12/2022	24,034	23,350	23,713
FW3341855.SRDUP, 18.78%, 08/09/2027 (a)(j)	Upstart	08/12/2022	3,820	3,709	3,797
FW3341867.SRDUP, 25%, 08/09/2025 (a)(j)	Upstart	08/12/2022	1,443	1,402	1,426
FW3341930.SRDUP, 17.77%, 08/09/2027 (a)(j)	Upstart	08/12/2022	6,843	6,643	6,791
FW3341977.SRDUP, 17.81%, 08/09/2027 (a)(j)	Upstart	08/12/2022	27,107	26,317	26,900
FW3342031.SRDUP, 27.21%, 08/09/2027 (a)(j)(k)	Upstart	08/12/2022	5,388	5,227	1,907
FW3342056.SRDUP, 23.13%, 08/09/2027 (a)(j)	Upstart	08/12/2022	9,820	9,532	9,703
FW3342122.SRDUP, 24.93%, 08/09/2025 (a)(j)	Upstart	08/12/2022	10,580	10,279	10,427
FW3342131.SRDUP, 29.91%, 08/09/2027 (a)(j)	Upstart	08/12/2022	3,908	3,791	3,842
FW3342155.SRDUP, 28.21%, 08/09/2027 (a)(j)	Upstart	08/12/2022	4,922	4,778	4,863
FW3342160.SRDUP, 28.38%, 08/09/2027 (a)(j)	Upstart	08/12/2022	16,737	16,303	16,536
FW3342171.SRDUP, 23.38%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,249	2,183	2,222
FW3342182.SRDUP, 24.77%, 08/09/2027 (a)(j)(k)	Upstart	08/12/2022	2,380	2,309	1,567
FW3342190.SRDUP, 21.86%, 08/09/2025 (a)(j)	Upstart	08/12/2022	4,800	4,664	4,745
FW3342195.SRDUP, 28.61%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,462	2,389	2,432
FW3342267.SRDUP, 19.04%, 08/09/2025 (a)(j)	Upstart	08/12/2022	2,124	2,064	2,100
FW3342276.SRDUP, 22.57%, 08/09/2027 (a)(j)	Upstart	08/12/2022	8,737	8,481	8,653
FW3342297.SRDUP, 27.42%, 08/09/2027 (a)(j)	Upstart	08/12/2022	24,602	23,880	24,307
FW3342303.SRDUP, 24.39%, 08/09/2027 (a)(j)	Upstart	08/12/2022	5,699	5,532	5,631
FW3342304.SRDUP, 25.47%, 08/09/2027 (a)(j)	Upstart	08/12/2022	9,831	9,543	9,714
FW3342306.SRDUP, 23.18%, 08/09/2027 (a)(j)	Upstart	08/12/2022	982	953	973
FW3342318.SRDUP, 23.67%, 08/09/2027 (a)(j)	Upstart	08/12/2022	5,501	5,340	5,435
FW3342326.SRDUP, 24.44%, 08/09/2027 (a)(j)	Upstart	08/12/2022	9,573	9,292	9,426
FW3342330.SRDUP, 30%, 08/09/2027 (a)(j)	Upstart	08/12/2022	10,829	10,510	10,685
FW3342367.SRDUP, 23.52%, 08/09/2027 (a)(j)	Upstart	08/12/2022	10,804	10,488	10,675
FW3342389.SRDUP, 30.07%, 08/09/2027 (a)(j)	Upstart	08/12/2022	14,484	14,058	14,309
FW3342408.SRDUP, 29.86%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,436	1,394	1,415

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3342476.SRDUP, 24.31%, 08/09/2027 (a)(j)	Upstart	08/12/2022	$2,931	$2,845	$2,892
FW3342496.SRDUP, 29.87%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,069	2,008	2,044
FW3342498.SRDUP, 18.28%, 08/09/2027 (a)(j)	Upstart	08/12/2022	16,354	15,878	16,256
FW3342503.SRDUP, 18.53%, 08/09/2025 (a)(j)	Upstart	08/12/2022	3,831	3,723	3,788
FW3342541.SRDUP, 10.19%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,923	2,848	2,918
FW3342553.SRDUP, 29.9%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,467	2,403	2,438
FW3342563.SRDUP, 23.8%, 08/09/2027 (a)(j)	Upstart	08/12/2022	24,165	23,457	23,931
FW3342569.SRDUP, 20.93%, 08/09/2025 (a)(j)	Upstart	08/12/2022	960	932	949
FW3342621.SRDUP, 29.85%, 08/09/2027 (a)(j)	Upstart	08/12/2022	9,622	9,339	9,493
FW3342637.SRDUP, 29.79%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,069	2,008	2,044
FW3342703.SRDUP, 13.67%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,418	3,319	3,406
FW3342751.SRDUP, 23.38%, 08/09/2027 (a)(j)	Upstart	08/12/2022	49,104	47,835	48,521
FW3342780.SRDUP, 26.32%, 08/09/2027 (a)(j)	Upstart	08/12/2022	27,302	26,501	26,895
FW3343057.SRDUP, 27.27%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,054	1,023	1,036
FW3343084.SRDUP, 25.43%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,671	1,622	1,652
FW3343090.SRDUP, 22.15%, 08/10/2027 (a)(j)	Upstart	08/15/2022	5,496	5,354	5,464
FW3343213.SRDUP, 30.01%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,562	2,486	2,532
FW3343363.SRDUP, 26.78%, 08/10/2027 (a)(j)	Upstart	08/15/2022	6,335	6,150	6,225
FW3343707.SRDUP, 29.96%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,084	1,052	1,071
FW3343834.SRDUP, 21.73%, 08/10/2025 (a)(j)	Upstart	08/15/2022	1,493	1,451	1,471
FW3343838.SRDUP, 21.16%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,452	2,381	2,429
FW3343873.SRDUP, 29.88%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,182	1,147	1,168
FW3343908.SRDUP, 30.06%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,872	1,817	1,850
FW3344152.SRDUP, 21.48%, 08/10/2025 (a)(j)	Upstart	08/15/2022	4,799	4,662	4,745
FW3344172.SRDUP, 30.05%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,281	1,243	1,266
FW3344219.SRDUP, 28.72%, 08/10/2027 (a)(j)	Upstart	08/15/2022	9,970	9,676	9,838
FW3344272.SRDUP, 29.74%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,547	3,442	3,505
FW3344313.SRDUP, 29.61%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,675	1,625	1,655
FW3344314.SRDUP, 21.81%, 08/10/2027 (a)(j)	Upstart	08/15/2022	8,831	8,573	8,749
FW3344332.SRDUP, 29.62%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,576	1,530	1,558
FW3344357.SRDUP, 29.8%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,660	2,582	2,629
FW3344361.SRDUP, 21.4%, 08/10/2025 (a)(j)	Upstart	08/15/2022	14,395	14,034	14,235
FW3344364.SRDUP, 22.98%, 08/10/2027 (a)(j)	Upstart	08/15/2022	4,320	4,209	4,271
FW3344378.SRDUP, 20.97%, 08/10/2025 (a)(j)	Upstart	08/15/2022	1,919	1,864	1,898
FW3344392.SRDUP, 19.81%, 08/10/2027 (a)(j)	Upstart	08/15/2022	5,391	5,233	5,341
FW3344397.SRDUP, 13.04%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,026	2,938	3,016
FW3344411.SRDUP, 22.74%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,767	1,721	1,747
FW3344412.SRDUP, 25.99%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,974	3,859	3,944
FW3344452.SRDUP, 16.87%, 08/10/2027 (a)(j)	Upstart	08/15/2022	23,896	23,200	23,714
FW3344502.SRDUP, 29.84%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,773	1,721	1,753
FW3344529.SRDUP, 29.95%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,291	1,253	1,279
FW3344556.SRDUP, 16.43%, 08/10/2025 (a)(j)	Upstart	08/15/2022	2,301	2,236	2,285
FW3344559.SRDUP, 18.23%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,938	2,852	2,921
FW3344583.SRDUP, 29.04%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,083	1,051	1,071
FW3344618.SRDUP, 26.77%, 08/10/2027 (a)(j)	Upstart	08/15/2022	13,736	13,329	13,534
FW3344639.SRDUP, 25.07%, 08/10/2025 (a)(j)(k)	Upstart	08/15/2022	5,496	5,332	3,596
FW3344663.SRDUP, 30.03%, 08/10/2027 (a)(j)(k)	Upstart	08/15/2022	1,688	1,638	1,113
FW3344688.SRDUP, 24.05%, 08/10/2027 (a)(j)	Upstart	08/15/2022	17,730	17,211	17,527
FW3344704.SRDUP, 27.76%, 08/10/2027 (a)(j)	Upstart	08/15/2022	41,630	40,406	41,084
FW3344751.SRDUP, 27.42%, 08/10/2025 (a)(j)	Upstart	08/15/2022	6,247	6,069	6,138
FW3344753.SRDUP, 24.95%, 08/10/2027 (a)(j)	Upstart	08/15/2022	10,985	10,663	10,825
FW3344754.SRDUP, 19.53%, 08/10/2027 (a)(j)	Upstart	08/15/2022	12,740	12,368	12,665
FW3344757.SRDUP, 28.79%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,954	2,867	2,920
FW3344767.SRDUP, 22.76%, 08/10/2027 (a)(j)	Upstart	08/15/2022	16,396	15,916	16,242
FW3344787.SRDUP, 19.72%, 08/10/2027 (a)(j)	Upstart	08/15/2022	15,094	14,653	15,005
FW3344806.SRDUP, 29.85%, 08/10/2027 (a)(j)	Upstart	08/15/2022	985	956	974
FW3344828.SRDUP, 28.24%, 08/10/2027 (a)(j)	Upstart	08/15/2022	24,612	23,973	24,325

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3344861.SRDUP, 26.31%, 08/10/2027 (a)(j)	Upstart	08/15/2022	$12,294	$11,934	$12,152
FW3344875.SRDUP, 25.66%, 08/10/2027 (a)(j)	Upstart	08/15/2022	9,832	9,544	9,719
FW3344886.SRDUP, 23.52%, 08/10/2027 (a)(j)	Upstart	08/15/2022	5,893	5,720	5,825
FW3344919.SRDUP, 29.98%, 08/10/2027 (a)(j)	Upstart	08/15/2022	13,793	13,388	13,633
FW3344925.SRDUP, 29.69%, 08/10/2027 (a)(j)	Upstart	08/15/2022	4,470	4,339	4,428
FW3344932.SRDUP, 29.86%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,050	1,019	1,033
FW3344973.SRDUP, 24.83%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,636	3,542	3,594
FW3345014.SRDUP, 23.81%, 08/10/2027 (a)(j)	Upstart	08/15/2022	11,002	10,680	10,876
FW3345025.SRDUP, 19.93%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,176	1,142	1,169
FW3345027.SRDUP, 16.18%, 08/10/2027 (a)(j)	Upstart	08/15/2022	4,890	4,748	4,862
FW3345029.SRDUP, 29.23%, 08/10/2027 (a)(j)	Upstart	08/15/2022	5,909	5,736	5,841
FW3345036.SRDUP, 27.15%, 08/10/2027 (a)(j)	Upstart	08/15/2022	7,084	6,877	7,003
FW3345070.SRDUP, 29.93%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,773	1,721	1,753
FW3345074.SRDUP, 21.56%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,636	1,588	1,612
FW3345093.SRDUP, 15.65%, 08/10/2027 (a)(j)	Upstart	08/15/2022	48,887	47,465	48,603
FW3345108.SRDUP, 21.17%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,962	1,905	1,944
FW3345110.SRDUP, 25.26%, 08/10/2027 (a)(j)	Upstart	08/15/2022	6,783	6,584	6,705
FW3345122.SRDUP, 26.25%, 08/10/2025 (a)(j)	Upstart	08/15/2022	1,155	1,122	1,142
FW3345143.SRDUP, 22.63%, 08/10/2025 (a)(j)	Upstart	08/15/2022	4,130	4,026	4,084
FW3345145.SRDUP, 29.48%, 08/10/2027 (a)(j)(k)	Upstart	08/15/2022	1,887	1,830	1,244
FW3345160.SRDUP, 30.02%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,281	1,243	1,266
FW3345176.SRDUP, 25.55%, 08/10/2027 (a)(j)	Upstart	08/15/2022	19,664	19,087	19,437
FW3345233.SRDUP, 29.98%, 08/10/2027 (a)(j)	Upstart	08/15/2022	9,064	8,798	8,959
FW3345244.SRDUP, 26.94%, 08/10/2027 (a)(j)	Upstart	08/15/2022	27,154	26,358	26,839
FW3345270.SRDUP, 30.04%, 08/10/2027 (a)(j)	Upstart	08/15/2022	4,302	4,175	4,245
FW3373195.SRDUP, 26.3%, 09/02/2027 (a)(j)	Upstart	09/08/2022	2,776	2,694	2,735
FW3382367.SRDUP, 33.18%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,482	2,417	2,444
FW3383096.SRDUP, 17.73%, 09/01/2025 (a)(j)	Upstart	09/07/2022	979	954	965
FW3383199.SRDUP, 13.78%, 09/02/2025 (a)(j)(k)	Upstart	09/08/2022	6,600	6,404	3,801
FW3387472.SRDUP, 30.56%, 09/01/2027 (a)(j)	Upstart	09/07/2022	39,301	38,135	38,674
FW3389292.SRDUP, 29.4%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,432	2,360	2,393
FW3391039.SRDUP, 27.26%, 09/01/2025 (a)(j)(k)	Upstart	09/07/2022	7,649	7,427	7,512
FW3391054.SRDUP, 29.59%, 09/01/2027 (a)(j)	Upstart	09/07/2022	3,969	3,851	3,908
FW3391076.SRDUP, 15.12%, 09/01/2027 (a)(j)	Upstart	09/07/2022	8,897	8,636	8,832
FW3391084.SRDUP, 22.44%, 09/01/2027 (a)(j)	Upstart	09/07/2022	10,639	10,325	10,479
FW3391086.SRDUP, 34.1%, 09/01/2025 (a)(j)(k)	Upstart	09/07/2022	9,500	9,215	6,169
FW3391118.SRDUP, 31.16%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,191	1,156	1,173
FW3391123.SRDUP, 16.23%, 09/01/2027 (a)(j)	Upstart	09/07/2022	5,277	5,122	5,237
FW3391150.SRDUP, 28.29%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,579	2,503	2,540
FW3391173.SRDUP, 27.7%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,091	1,059	1,074
FW3391216.SRDUP, 19.19%, 09/01/2025 (a)(j)	Upstart	09/07/2022	5,236	5,086	5,189
FW3391224.SRDUP, 29.8%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,985	1,926	1,954
FW3391232.SRDUP, 33.82%, 09/01/2027 (a)(j)	Upstart	09/07/2022	4,667	4,528	4,595
FW3391252.SRDUP, 29.38%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,984	1,925	1,954
FW3391261.SRDUP, 34.47%, 09/01/2027 (a)(j)	Upstart	09/07/2022	7,052	6,842	6,942
FW3391265.SRDUP, 18.92%, 09/01/2027 (a)(j)	Upstart	09/07/2022	10,416	10,107	10,336
FW3391282.SRDUP, 33.54%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,880	2,804	2,835
FW3391326.SRDUP, 33.14%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,383	2,312	2,346
FW3391331.SRDUP, 26.82%, 09/01/2027 (a)(j)	Upstart	09/07/2022	3,272	3,187	3,224
FW3391334.SRDUP, 33.66%, 09/01/2027 (a)(j)	Upstart	09/07/2022	3,277	3,179	3,226
FW3391345.SRDUP, 32.85%, 09/01/2025 (a)(j)	Upstart	09/07/2022	3,637	3,531	3,571
FW3391350.SRDUP, 17.92%, 09/01/2027 (a)(j)	Upstart	09/07/2022	3,808	3,696	3,780
FW3391354.SRDUP, 29.5%, 09/01/2025 (a)(j)	Upstart	09/07/2022	7,857	7,628	7,745
FW3391367.SRDUP, 14.88%, 09/01/2027 (a)(j)	Upstart	09/07/2022	16,211	15,735	16,093
FW3391392.SRDUP, 29.37%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,687	1,637	1,662
FW3391398.SRDUP, 30.65%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,680	2,600	2,638
FW3391443.SRDUP, 27.44%, 09/01/2025 (a)(j)	Upstart	09/07/2022	5,398	5,241	5,301

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3391449.SRDUP, 33.79%, 09/01/2027 (a)(j)	Upstart	09/07/2022	$3,575	$3,469	$3,519
FW3391463.SRDUP, 34.41%, 09/01/2027 (a)(j)	Upstart	09/07/2022	7,647	7,420	7,528
FW3391480.SRDUP, 34.2%, 09/01/2027 (a)(j)	Upstart	09/07/2022	14,180	13,764	13,938
FW3391536.SRDUP, 33.17%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,284	2,216	2,248
FW3391540.SRDUP, 22.54%, 09/01/2027 (a)(j)	Upstart	09/07/2022	6,435	6,246	6,337
FW3391557.SRDUP, 26.26%, 09/01/2025 (a)(j)	Upstart	09/07/2022	2,747	2,667	2,698
FW3391565.SRDUP, 21.35%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,748	1,696	1,734
FW3391595.SRDUP, 33.61%, 09/01/2027 (a)(j)(k)	Upstart	09/07/2022	3,200	3,104	2,095
FW3391607.SRDUP, 17.95%, 09/01/2025 (a)(j)	Upstart	09/07/2022	979	950	965
FW3391608.SRDUP, 24.92%, 09/01/2027 (a)(j)	Upstart	09/07/2022	9,912	9,618	9,793
FW3391636.SRDUP, 20.85%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,980	1,922	1,957
FW3391657.SRDUP, 34.79%, 09/01/2027 (a)(j)	Upstart	09/07/2022	24,434	23,706	24,052
FW3391666.SRDUP, 22.14%, 09/01/2027 (a)(j)	Upstart	09/07/2022	43,929	42,784	43,397
FW3391682.SRDUP, 33.15%, 09/01/2027 (a)(j)	Upstart	09/07/2022	3,575	3,468	3,519
FW3391691.SRDUP, 29.86%, 09/01/2025 (a)(j)	Upstart	09/07/2022	6,416	6,230	6,322
FW3391718.SRDUP, 18.67%, 09/01/2025 (a)(j)	Upstart	09/07/2022	2,833	2,752	2,807
FW3391767.SRDUP, 30.29%, 09/01/2025 (a)(j)	Upstart	09/07/2022	4,519	4,387	4,437
FW3391778.SRDUP, 25.46%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,280	2,220	2,246
FW3391781.SRDUP, 24.51%, 09/01/2027 (a)(j)	Upstart	09/07/2022	5,350	5,192	5,271
FW3391789.SRDUP, 29.6%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,100	2,038	2,069
FW3391839.SRDUP, 32.21%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,085	2,023	2,053
FW3391841.SRDUP, 18.36%, 09/01/2025 (a)(j)	Upstart	09/07/2022	979	951	973
FW3391842.SRDUP, 19.23%, 09/01/2025 (a)(j)	Upstart	09/07/2022	2,252	2,187	2,221
FW3391879.SRDUP, 21.68%, 09/01/2027 (a)(j)	Upstart	09/07/2022	7,923	7,689	7,863
FW3391881.SRDUP, 34.9%, 09/01/2027 (a)(j)	Upstart	09/07/2022	22,746	22,068	22,390
FW3391897.SRDUP, 29.98%, 09/01/2027 (a)(j)	Upstart	09/07/2022	4,267	4,140	4,201
FW3391911.SRDUP, 34.9%, 09/01/2027 (a)(j)	Upstart	09/07/2022	20,400	19,792	20,090
FW3391946.SRDUP, 32.48%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,688	1,638	1,662
FW3391950.SRDUP, 20.01%, 09/01/2027 (a)(j)	Upstart	09/07/2022	49,497	48,036	48,915
FW3391954.SRDUP, 29.05%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,389	1,348	1,368
FW3391960.SRDUP, 19.15%, 09/01/2027 (a)(j)	Upstart	09/07/2022	7,720	7,492	7,629
FW3392030.SRDUP, 30.01%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,132	2,069	2,094
FW3392055.SRDUP, 28.83%, 09/01/2027 (a)(j)(k)	Upstart	09/07/2022	2,960	2,872	2,913
FW3392065.SRDUP, 29.97%, 09/01/2027 (a)(j)	Upstart	09/07/2022	2,679	2,600	2,639
FW3392083.SRDUP, 27.54%, 09/01/2025 (a)(j)	Upstart	09/07/2022	1,617	1,570	1,587
FW3392112.SRDUP, 17.36%, 09/01/2025 (a)(j)	Upstart	09/07/2022	1,957	1,900	1,940
FW3392125.SRDUP, 34.71%, 09/01/2027 (a)(j)	Upstart	09/07/2022	10,627	10,311	10,461
FW3392163.SRDUP, 28.84%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,587	1,540	1,563
FW3392172.SRDUP, 27.45%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,555	3,450	3,511
FW3392184.SRDUP, 17.03%, 09/01/2027 (a)(j)	Upstart	09/07/2022	6,232	6,048	6,186
FW3393013.SRDUP, 29.65%, 09/06/2027 (a)(j)	Upstart	09/09/2022	14,883	14,442	14,687
FW3393350.SRDUP, 26.53%, 09/02/2027 (a)(j)	Upstart	09/08/2022	4,462	4,330	4,398
FW3393442.SRDUP, 11.33%, 09/02/2027 (a)(j)	Upstart	09/08/2022	9,874	9,585	9,853
FW3393716.SRDUP, 33.23%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,575	3,468	3,521
FW3393816.SRDUP, 31.66%, 09/02/2027 (a)(j)	Upstart	09/08/2022	16,776	16,277	16,524
FW3393823.SRDUP, 29.39%, 09/02/2027 (a)(j)	Upstart	09/08/2022	38,199	37,065	37,643
FW3393834.SRDUP, 31.03%, 09/02/2027 (a)(j)	Upstart	09/08/2022	1,390	1,348	1,369
FW3393860.SRDUP, 19.99%, 09/02/2025 (a)(j)	Upstart	09/08/2022	979	951	966
FW3393879.SRDUP, 23.64%, 09/02/2025 (a)(j)	Upstart	09/08/2022	2,941	2,856	2,901
FW3393906.SRDUP, 31.57%, 09/02/2025 (a)(j)	Upstart	09/08/2022	2,064	2,003	2,027
FW3393921.SRDUP, 23.46%, 09/02/2027 (a)(j)	Upstart	09/08/2022	1,998	1,939	1,977
FW3393938.SRDUP, 21.1%, 09/02/2025 (a)(j)	Upstart	09/08/2022	16,360	15,887	16,141
FW3393950.SRDUP, 33.75%, 09/02/2027 (a)(j)	Upstart	09/08/2022	4,369	4,239	4,303
FW3394089.SRDUP, 28.82%, 09/02/2027 (a)(j)	Upstart	09/08/2022	1,878	1,822	1,847
FW3394115.SRDUP, 25.53%, 09/02/2027 (a)(j)	Upstart	09/08/2022	1,983	1,924	1,954
FW3394194.SRDUP, 18.07%, 09/02/2027 (a)(j)(k)	Upstart	09/08/2022	7,000	6,790	3,974
FW3394243.SRDUP, 25.81%, 09/02/2027 (a)(j)	Upstart	09/08/2022	1,685	1,635	1,661

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3394253.SRDUP, 30.52%, 09/02/2027 (a)(j)	Upstart	09/08/2022	$992	$963	$978
FW3394271.SRDUP, 14.9%, 09/02/2027 (a)(j)	Upstart	09/08/2022	8,672	8,417	8,634
FW3394294.SRDUP, 32.93%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,759	5,587	5,672
FW3394316.SRDUP, 32.6%, 09/02/2027 (a)(j)	Upstart	09/08/2022	1,734	1,683	1,706
FW3394345.SRDUP, 31.44%, 09/02/2027 (a)(j)	Upstart	09/08/2022	29,778	28,893	29,331
FW3394348.SRDUP, 33.36%, 09/02/2027 (a)(j)	Upstart	09/08/2022	2,582	2,505	2,543
FW3394390.SRDUP, 27.09%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,485	5,323	5,443
FW3394524.SRDUP, 31.23%, 09/02/2027 (a)(j)	Upstart	09/08/2022	22,400	21,734	22,113
FW3394559.SRDUP, 27.04%, 09/02/2025 (a)(j)	Upstart	09/08/2022	1,178	1,143	1,162
FW3394562.SRDUP, 33.19%, 09/02/2027 (a)(j)	Upstart	09/08/2022	19,877	19,286	19,613
FW3394585.SRDUP, 31.57%, 09/02/2027 (a)(j)	Upstart	09/08/2022	1,390	1,348	1,369
FW3394632.SRDUP, 28.05%, 09/02/2027 (a)(j)	Upstart	09/08/2022	4,959	4,812	4,886
FW3394639.SRDUP, 24.59%, 09/02/2025 (a)(j)	Upstart	09/08/2022	7,220	7,011	7,116
FW3394733.SRDUP, 29.28%, 09/02/2025 (a)(j)	Upstart	09/08/2022	4,910	4,784	4,824
FW3394736.SRDUP, 33.68%, 09/02/2027 (a)(j)	Upstart	09/08/2022	4,965	4,817	4,890
FW3394739.SRDUP, 33.89%, 09/02/2027 (a)(j)(k)	Upstart	09/08/2022	4,025	3,905	3,958
FW3394765.SRDUP, 34.33%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,959	5,802	5,869
FW3394769.SRDUP, 32.91%, 09/02/2027 (a)(j)	Upstart	09/08/2022	2,085	2,023	2,054
FW3394775.SRDUP, 34.16%, 09/02/2027 (a)(j)	Upstart	09/08/2022	6,555	6,359	6,455
FW3394809.SRDUP, 15.08%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,819	5,648	5,777
FW3394816.SRDUP, 29.97%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,471	3,368	3,419
FW3394855.SRDUP, 29.54%, 09/02/2027 (a)(j)	Upstart	09/08/2022	1,389	1,348	1,368
FW3394873.SRDUP, 27.45%, 09/02/2025 (a)(j)	Upstart	09/08/2022	1,487	1,444	1,471
FW3394887.SRDUP, 24.06%, 09/02/2027 (a)(j)	Upstart	09/08/2022	9,910	9,616	9,768
FW3394890.SRDUP, 34.35%, 09/02/2027 (a)(j)	Upstart	09/08/2022	6,952	6,745	6,847
FW3394891.SRDUP, 21.89%, 09/02/2027 (a)(j)	Upstart	09/08/2022	43,297	42,024	42,846
FW3394942.SRDUP, 32.97%, 09/02/2025 (a)(j)	Upstart	09/08/2022	5,898	5,726	5,793
FW3394992.SRDUP, 16.05%, 09/02/2027 (a)(j)	Upstart	09/08/2022	32,197	31,245	31,963
FW3395002.SRDUP, 27.44%, 09/02/2027 (a)(j)	Upstart	09/08/2022	2,777	2,695	2,737
FW3395034.SRDUP, 24.83%, 09/02/2027 (a)(j)	Upstart	09/08/2022	27,554	26,738	27,151
FW3395077.SRDUP, 33.93%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,674	3,565	3,619
FW3395114.SRDUP, 33.38%, 09/02/2027 (a)(j)	Upstart	09/08/2022	2,582	2,505	2,543
FW3395145.SRDUP, 33.96%, 09/02/2025 (a)(j)	Upstart	09/08/2022	7,866	7,637	7,719
FW3395148.SRDUP, 32.03%, 09/02/2027 (a)(j)	Upstart	09/08/2022	4,269	4,142	4,204
FW3395210.SRDUP, 29.75%, 09/02/2025 (a)(j)	Upstart	09/08/2022	5,733	5,566	5,629
FW3395231.SRDUP, 20.83%, 09/02/2027 (a)(j)	Upstart	09/08/2022	11,090	10,800	10,933
FW3395232.SRDUP, 29.72%, 09/02/2027 (a)(j)(k)	Upstart	09/08/2022	9,906	9,612	9,758
FW3395243.SRDUP, 9.9%, 09/02/2025 (a)(j)	Upstart	09/08/2022	9,759	9,480	9,717
FW3395244.SRDUP, 34.35%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,959	5,782	5,869
FW3395271.SRDUP, 23.03%, 09/02/2027 (a)(j)	Upstart	09/08/2022	14,861	14,421	14,688
FW3395285.SRDUP, 15.35%, 09/02/2025 (a)(j)	Upstart	09/08/2022	3,921	3,809	3,894
FW3395340.SRDUP, 31.87%, 09/02/2027 (a)(j)	Upstart	09/08/2022	8,981	8,715	8,842
FW3398692.SRDUP, 30.06%, 09/06/2027 (a)(j)	Upstart	09/09/2022	1,985	1,933	1,958
FW3399302.SRDUP, 10.61%, 09/06/2027 (a)(j)	Upstart	09/09/2022	47,187	45,803	47,098
FW3400399.SRDUP, 32.16%, 09/06/2027 (a)(j)	Upstart	09/09/2022	2,879	2,793	2,841
FW3401114.SRDUP, 34%, 09/06/2027 (a)(j)	Upstart	09/09/2022	3,855	3,740	3,802
FW3401125.SRDUP, 26.3%, 09/06/2027 (a)(j)	Upstart	09/09/2022	6,940	6,735	6,893
FW3401153.SRDUP, 30.81%, 09/06/2027 (a)(j)	Upstart	09/09/2022	1,092	1,059	1,077
FW3401342.SRDUP, 27.85%, 09/06/2025 (a)(j)	Upstart	09/09/2022	2,249	2,183	2,213
FW3401466.SRDUP, 28.93%, 09/06/2027 (a)(j)	Upstart	09/09/2022	4,960	4,813	4,895
FW3401482.SRDUP, 34.37%, 09/06/2027 (a)(j)	Upstart	09/09/2022	6,128	5,945	6,044
FW3401543.SRDUP, 30.71%, 09/06/2027 (a)(j)	Upstart	09/09/2022	1,092	1,059	1,077
FW3401732.SRDUP, 34.63%, 09/06/2027 (a)(j)	Upstart	09/09/2022	12,912	12,528	12,738
FW3401733.SRDUP, 28.09%, 09/06/2027 (a)(j)	Upstart	09/09/2022	6,531	6,360	6,445
FW3401741.SRDUP, 32.7%, 09/06/2027 (a)(j)	Upstart	09/09/2022	2,284	2,216	2,253
FW3401789.SRDUP, 16.65%, 09/06/2027 (a)(j)	Upstart	09/09/2022	16,319	15,838	16,212
FW3401844.SRDUP, 13.55%, 09/06/2027 (a)(j)	Upstart	09/09/2022	1,976	1,918	1,969

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3401923.SRDUP, 29.26%, 09/06/2025 (a)(j)	Upstart	09/09/2022	$6,579	$6,389	$6,469
FW3401949.SRDUP, 25.79%, 09/06/2025 (a)(j)	Upstart	09/09/2022	3,924	3,810	3,863
FW3401956.SRDUP, 30.85%, 09/06/2025 (a)(j)	Upstart	09/09/2022	3,832	3,720	3,771
FW3402005.SRDUP, 33.56%, 09/06/2027 (a)(j)	Upstart	09/09/2022	3,078	2,987	3,037
FW3402025.SRDUP, 26.61%, 09/06/2025 (a)(j)	Upstart	09/09/2022	5,201	5,050	5,120
FW3402068.SRDUP, 18.67%, 09/06/2027 (a)(j)	Upstart	09/09/2022	2,771	2,689	2,753
FW3402095.SRDUP, 33.38%, 09/06/2027 (a)(j)	Upstart	09/09/2022	5,461	5,299	5,388
FW3402261.SRDUP, 34.43%, 09/06/2027 (a)(j)	Upstart	09/09/2022	6,356	6,167	6,271
FW3402288.SRDUP, 22.68%, 09/06/2025 (a)(j)	Upstart	09/09/2022	1,960	1,910	1,937
FW3402447.SRDUP, 15.12%, 09/06/2025 (a)(j)	Upstart	09/09/2022	2,929	2,845	2,907
FW3402478.SRDUP, 34.66%, 09/06/2027 (a)(j)	Upstart	09/09/2022	11,621	11,275	11,464
FW3402560.SRDUP, 29.71%, 09/06/2027 (a)(j)	Upstart	09/09/2022	24,310	23,589	23,989
FW3402644.SRDUP, 30.58%, 09/06/2027 (a)(j)	Upstart	09/09/2022	17,864	17,334	17,627
FW3402647.SRDUP, 18.09%, 09/06/2027 (a)(j)	Upstart	09/09/2022	27,011	26,215	26,834
FW3402662.SRDUP, 33.2%, 09/06/2027 (a)(j)	Upstart	09/09/2022	2,372	2,301	2,340
FW3479023.SRDUP, 29.93%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,400	2,328	2,381
FW3495500.SRDUP, 29.99%, 10/13/2027 (a)(j)	Upstart	10/18/2022	12,000	11,640	11,920
FW3496038.SRDUP, 18.33%, 10/13/2025 (a)(j)	Upstart	10/18/2022	1,000	970	994
FW3497840.SRDUP, 24.46%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,200	1,164	1,192
FW3497901.SRDUP, 17.34%, 10/13/2027 (a)(j)	Upstart	10/18/2022	15,222	14,768	15,171
FW3498416.SRDUP, 30.04%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,400	3,298	3,373
FW3499212.SRDUP, 25.91%, 10/13/2025 (a)(j)	Upstart	10/18/2022	8,500	8,246	8,444
FW3499282.SRDUP, 25.6%, 10/13/2027 (a)(j)	Upstart	10/18/2022	10,800	10,476	10,715
FW3499318.SRDUP, 27.64%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,900	8,633	8,841
FW3499323.SRDUP, 24.17%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,700	1,649	1,689
FW3499342.SRDUP, 29.93%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,800	6,620	6,745
FW3499546.SRDUP, 25.8%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,500	4,365	4,464
FW3499581.SRDUP, 24.52%, 10/13/2027 (a)(j)	Upstart	10/18/2022	17,400	16,878	17,306
FW3499634.SRDUP, 24.31%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,300	2,231	2,285
FW3499705.SRDUP, 29.21%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,400	1,358	1,389
FW3499709.SRDUP, 23.87%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,500	1,455	1,492
FW3499754.SRDUP, 27.16%, 10/13/2025 (a)(j)	Upstart	10/18/2022	1,400	1,358	1,388
FW3499758.SRDUP, 11.55%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,000	970	998
FW3499772.SRDUP, 28.67%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,800	7,566	7,738
FW3499773.SRDUP, 26.76%, 10/13/2027 (a)(j)	Upstart	10/18/2022	5,000	4,850	4,960
FW3499814.SRDUP, 29.62%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,300	2,231	2,282
FW3499818.SRDUP, 19.72%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,400	3,298	3,382
FW3499836.SRDUP, 20.93%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,396	3,294	3,374
FW3499837.SRDUP, 27.98%, 10/13/2027 (a)(j)	Upstart	10/18/2022	10,000	9,700	9,920
FW3499839.SRDUP, 29.37%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,500	1,455	1,488
FW3499853.SRDUP, 29.93%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,400	2,328	2,381
FW3499856.SRDUP, 26.88%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,300	2,231	2,282
FW3499873.SRDUP, 29.53%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,400	1,358	1,389
FW3499876.SRDUP, 23.1%, 10/13/2027 (a)(j)	Upstart	10/18/2022	41,300	40,061	41,030
FW3499879.SRDUP, 17.31%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,800	7,593	7,775
FW3499882.SRDUP, 25.15%, 10/13/2025 (a)(j)	Upstart	10/18/2022	12,800	12,417	12,690
FW3499923.SRDUP, 29.63%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,500	6,305	6,448
FW3499968.SRDUP, 19.82%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,000	3,880	3,979
FW3499976.SRDUP, 28.02%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,844	4,699	4,806
FW3499977.SRDUP, 11.97%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,000	7,761	7,985
FW3499993.SRDUP, 18.48%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,700	6,499	6,678
FW3499999.SRDUP, 30.04%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,400	2,328	2,381
FW3500029.SRDUP, 29.56%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,800	2,726	2,778
FW3500035.SRDUP, 28.37%, 10/13/2027 (a)(j)	Upstart	10/18/2022	36,200	35,114	35,911
FW3500039.SRDUP, 29.98%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,300	1,266	1,290
FW3500053.SRDUP, 27.47%, 10/13/2025 (a)(j)	Upstart	10/18/2022	2,400	2,328	2,379
FW3500096.SRDUP, 27.38%, 10/13/2025 (a)(j)	Upstart	10/18/2022	1,000	970	993

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3500123.SRDUP, 27.89%, 10/13/2027 (a)(j)	Upstart	10/18/2022	$10,000	$9,700	$9,920
FW3500131.SRDUP, 15.16%, 10/13/2027 (a)(j)	Upstart	10/18/2022	27,800	26,967	27,712
FW3500140.SRDUP, 29.94%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,500	2,425	2,480
FW3500145.SRDUP, 25.65%, 10/13/2027 (a)(j)	Upstart	10/18/2022	10,800	10,476	10,729
FW3500172.SRDUP, 23.64%, 10/13/2027 (a)(j)	Upstart	10/18/2022	30,000	29,205	29,839
FW3500176.SRDUP, 29.93%, 10/13/2027 (a)(j)	Upstart	10/18/2022	5,400	5,238	5,370
FW3500211.SRDUP, 12.15%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,200	10,904	11,180
FW3500223.SRDUP, 25.75%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,800	2,716	2,782
FW3500238.SRDUP, 28.64%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,100	1,071	1,094
FW3500263.SRDUP, 12.51%, 10/13/2027 (a)(j)	Upstart	10/18/2022	15,000	14,551	14,973
FW3500283.SRDUP, 29.57%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,600	1,552	1,591
FW3500291.SRDUP, 29.93%, 10/13/2027 (a)(j)	Upstart	10/18/2022	9,400	9,118	9,368
FW3500296.SRDUP, 21.42%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,500	2,425	2,487
FW3500297.SRDUP, 18.45%, 10/13/2027 (a)(j)	Upstart	10/18/2022	22,300	21,631	22,228
FW3500298.SRDUP, 29.5%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,100	1,071	1,091
FW3500319.SRDUP, 29.13%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,000	3,880	3,973
FW3500322.SRDUP, 19.73%, 10/13/2027 (a)(j)	Upstart	10/18/2022	16,000	15,520	15,916
FW3500327.SRDUP, 29.67%, 10/13/2027 (a)(j)	Upstart	10/18/2022	15,600	15,132	15,475
FW3500335.SRDUP, 26.54%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,000	3,880	3,974
FW3500340.SRDUP, 23.58%, 10/13/2025 (a)(j)	Upstart	10/18/2022	6,000	5,821	5,961
FW3500342.SRDUP, 20.29%, 10/13/2027 (a)(j)	Upstart	10/18/2022	25,000	24,250	24,868
FW3500372.SRDUP, 23%, 10/13/2027 (a)(j)	Upstart	10/18/2022	13,400	13,045	13,312
FW3500392.SRDUP, 30%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,000	974	992
FW3500395.SRDUP, 15.25%, 10/13/2025 (a)(j)	Upstart	10/18/2022	16,700	16,203	16,630
FW3500397.SRDUP, 29.48%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,000	3,880	3,968
FW3500398.SRDUP, 16.89%, 10/13/2025 (a)(j)	Upstart	10/18/2022	6,000	5,821	5,975
FW3500428.SRDUP, 28.33%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,700	2,619	2,682
FW3500435.SRDUP, 29.64%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,900	1,843	1,885
FW3500450.SRDUP, 27.44%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,000	5,820	5,952
FW3500464.SRDUP, 25.56%, 10/13/2025 (a)(j)	Upstart	10/18/2022	2,300	2,231	2,280
FW3500490.SRDUP, 26.51%, 10/13/2027 (a)(j)	Upstart	10/18/2022	13,000	12,610	12,897
FW3500521.SRDUP, 24.81%, 10/13/2025 (a)(j)	Upstart	10/18/2022	2,800	2,716	2,782
FW3500523.SRDUP, 27.39%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,000	2,910	2,984
FW3500536.SRDUP, 12.55%, 10/13/2027 (a)(j)	Upstart	10/18/2022	15,000	14,551	14,973
FW3500545.SRDUP, 28.98%, 10/13/2027 (a)(j)	Upstart	10/18/2022	27,000	26,190	26,820
FW3500552.SRDUP, 23.27%, 10/13/2025 (a)(j)	Upstart	10/18/2022	5,000	4,851	4,967
FW3500553.SRDUP, 27.33%, 10/13/2025 (a)(j)	Upstart	10/18/2022	1,900	1,843	1,884
FW3500560.SRDUP, 28.6%, 10/13/2027 (a)(j)	Upstart	10/18/2022	22,300	21,631	22,122
FW3500575.SRDUP, 25.61%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,000	5,820	5,960
FW3500577.SRDUP, 22.11%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,000	10,670	10,964
FW3500578.SRDUP, 16.33%, 10/13/2027 (a)(j)	Upstart	10/18/2022	17,000	16,491	16,946
FW3500590.SRDUP, 22.38%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,800	3,686	3,780
FW3500595.SRDUP, 27.47%, 10/13/2025 (a)(j)	Upstart	10/18/2022	1,000	970	991
FW3500596.SRDUP, 30.01%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,400	4,268	4,365
FW3500598.SRDUP, 25.42%, 10/13/2027 (a)(j)	Upstart	10/18/2022	44,600	43,262	44,306
FW3500603.SRDUP, 29.08%, 10/13/2027 (a)(j)	Upstart	10/18/2022	15,000	14,550	14,880
FW3500616.SRDUP, 18.76%, 10/13/2025 (a)(j)	Upstart	10/18/2022	15,000	14,553	14,904
FW3500621.SRDUP, 29.79%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,900	1,843	1,885
FW3500623.SRDUP, 24.79%, 10/13/2025 (a)(j)	Upstart	10/18/2022	4,500	4,365	4,462
FW3500625.SRDUP, 27.39%, 10/13/2025 (a)(j)	Upstart	10/18/2022	1,100	1,067	1,091
FW3500650.SRDUP, 28.87%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,000	5,820	5,952
FW3500656.SRDUP, 34.46%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,000	6,790	6,943
FW3500671.SRDUP, 27.52%, 10/13/2025 (a)(j)	Upstart	10/18/2022	3,800	3,686	3,775
FW3500703.SRDUP, 28.02%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,700	11,349	11,607
FW3500705.SRDUP, 30.08%, 10/13/2027 (a)(j)	Upstart	10/18/2022	20,100	19,497	19,939
FW3500721.SRDUP, 29.74%, 10/13/2027 (a)(j)	Upstart	10/18/2022	49,900	48,403	49,500
FW3500728.SRDUP, 23.77%, 10/13/2025 (a)(j)	Upstart	10/18/2022	4,500	4,366	4,471

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
FW3500732.SRDUP, 24.3%, 10/13/2027 (a)(j)	Upstart	10/18/2022	$6,700	$6,499	$6,664
FW3500736.SRDUP, 30.01%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,600	1,552	1,587
FW3500743.SRDUP, 24.1%, 10/13/2027 (a)(j)	Upstart	10/18/2022	15,600	15,187	15,498
FW3500761.SRDUP, 22.35%, 10/13/2025 (a)(j)	Upstart	10/18/2022	4,500	4,366	4,471
FW3500765.SRDUP, 23.74%, 10/13/2027 (a)(j)	Upstart	10/18/2022	16,700	16,199	16,569
FW3500768.SRDUP, 29.79%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,176	1,141	1,166
FW3500778.SRDUP, 26.15%, 10/13/2025 (a)(j)	Upstart	10/18/2022	5,000	4,850	4,957
FW3500784.SRDUP, 29.82%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,300	2,231	2,282
FW3500785.SRDUP, 29.95%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,700	2,619	2,678
FW3500786.SRDUP, 29.96%, 10/13/2027 (a)(j)	Upstart	10/18/2022	9,000	8,730	8,928
FW3500793.SRDUP, 30.02%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,500	1,455	1,488
FW3500796.SRDUP, 24.93%, 10/13/2025 (a)(j)	Upstart	10/18/2022	7,000	6,791	6,940
FW3500804.SRDUP, 24.54%, 10/13/2025 (a)(j)	Upstart	10/18/2022	1,000	970	991
FW3500812.SRDUP, 27.42%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,200	10,864	11,139
FW3500921.SRDUP, 12.21%, 10/13/2025 (a)(j)	Upstart	10/18/2022	2,300	2,232	2,294
FW3500931.SRDUP, 29.45%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,500	4,365	4,464
FW3500941.SRDUP, 22.77%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,800	1,746	1,788
FW3500943.SRDUP, 27.44%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,200	10,864	11,126
FW3500951.SRDUP, 29.33%, 10/13/2027 (a)(j)	Upstart	10/18/2022	5,000	4,850	4,960
FW3500994.SRDUP, 29.27%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,000	970	992
FW3500998.SRDUP, 28.63%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,700	4,559	4,669
FW3501022.SRDUP, 11.8%, 10/13/2027 (a)(j)	Upstart	10/18/2022	44,500	43,170	44,419
FW3501027.SRDUP, 27.51%, 10/13/2027 (a)(j)	Upstart	10/18/2022	18,900	18,399	18,750
FW3501054.SRDUP, 27.15%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,000	10,670	10,913
FW3501071.SRDUP, 27.32%, 10/13/2027 (a)(j)	Upstart	10/18/2022	14,100	13,677	13,988
FW3501080.SRDUP, 28.48%, 10/13/2027 (a)(j)	Upstart	10/18/2022	41,200	39,964	40,871
FW3501100.SRDUP, 22.14%, 10/13/2027 (a)(j)	Upstart	10/18/2022	17,800	17,266	17,705
FW3501118.SRDUP, 28.5%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,500	4,365	4,464
FW3501127.SRDUP, 21.19%, 10/13/2025 (a)(j)	Upstart	10/18/2022	1,000	970	994
FW3501142.SRDUP, 29.97%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,200	1,164	1,190
FW3501152.SRDUP, 27.56%, 10/13/2027 (a)(j)	Upstart	10/18/2022	35,000	33,950	34,722
FW3501162.SRDUP, 26.17%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,500	7,275	7,441
FW3501180.SRDUP, 16.17%, 10/13/2027 (a)(j)	Upstart	10/18/2022	23,500	22,796	23,425
FW3501197.SRDUP, 29.09%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,200	1,164	1,190
FW3501198.SRDUP, 25.77%, 10/13/2025 (a)(j)	Upstart	10/18/2022	1,200	1,164	1,190
FW3501227.SRDUP, 30.05%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,600	2,522	2,583
FW3501229.SRDUP, 26.78%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,200	10,864	11,111
FW3501251.SRDUP, 18.41%, 10/13/2027 (a)(j)	Upstart	10/18/2022	12,000	11,640	11,961
FW3501258.SRDUP, 29.73%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,100	1,067	1,091
FW3501262.SRDUP, 29.26%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,000	2,910	2,976
FW3501264.SRDUP, 26.76%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,000	5,820	5,952
FW3501289.SRDUP, 29.85%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,300	3,201	3,274
FW3501295.SRDUP, 29.8%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,000	1,940	1,984
FW3501303.SRDUP, 29.89%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,900	2,823	2,877
FW3501308.SRDUP, 28.56%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,700	6,499	6,647
FW3501310.SRDUP, 29.7%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,200	1,164	1,190
FW3501329.SRDUP, 27.65%, 10/13/2027 (a)(j)	Upstart	10/18/2022	9,000	8,730	8,928
FW3501338.SRDUP, 29.94%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,800	11,446	11,721
FW3501368.SRDUP, 24.11%, 10/13/2027 (a)(j)	Upstart	10/18/2022	15,000	14,550	14,882
FW3501398.SRDUP, 21.49%, 10/13/2027 (a)(j)	Upstart	10/18/2022	50,000	48,500	49,675
L3265831.SRDUP, 23.14%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,460	1,460	1,444
L3268810.SRDUP, 19.1%, 07/22/2027 (a)(j)	Upstart	07/27/2022	7,757	7,757	7,716
L3279284.SRDUP, 24.4%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,143	2,143	2,119
L3282815.SRDUP, 20.86%, 07/18/2027 (a)(j)	Upstart	07/21/2022	33,991	33,991	33,671
L3283486.SRDUP, 16.28%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,902	2,902	2,886
L3283655.SRDUP, 24.33%, 07/20/2027 (a)(j)(k)	Upstart	07/25/2022	11,851	11,851	11,252
L3288703.SRDUP, 17.47%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,873	3,873	3,850

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3288889.SRDUP, 20.6%, 07/18/2027 (a)(j)	Upstart	07/21/2022	$4,623	$4,623	$4,587
L3290827.SRDUP, 21.72%, 07/19/2027 (a)(j)	Upstart	07/22/2022	14,189	14,189	14,060
L3290939.SRDUP, 16.53%, 07/19/2027 (a)(j)	Upstart	07/22/2022	32,312	32,312	32,123
L3291069.SRDUP, 24.26%, 07/18/2027 (a)(j)	Upstart	07/21/2022	2,817	2,817	2,790
L3291096.SRDUP, 23.75%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,168	1,168	1,158
L3291098.SRDUP, 19.78%, 07/18/2027 (a)(j)	Upstart	07/21/2022	4,269	4,269	4,229
L3291148.SRDUP, 14.82%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,863	3,863	3,841
L3291149.SRDUP, 21.66%, 07/18/2025 (a)(j)	Upstart	07/21/2022	4,697	4,697	4,648
L3291157.SRDUP, 24.36%, 07/18/2027 (a)(j)	Upstart	07/21/2022	9,253	9,253	9,165
L3291176.SRDUP, 18.37%, 07/18/2027 (a)(j)	Upstart	07/21/2022	896	896	891
L3291291.SRDUP, 21.66%, 07/18/2025 (a)(j)	Upstart	07/21/2022	1,343	1,343	1,326
L3291319.SRDUP, 24.33%, 07/18/2027 (a)(j)	Upstart	07/21/2022	4,480	4,480	4,428
L3291359.SRDUP, 16.88%, 07/18/2027 (a)(j)	Upstart	07/21/2022	4,808	4,808	4,773
L3291468.SRDUP, 24.41%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,464	3,464	3,419
L3291531.SRDUP, 26.4%, 07/19/2027 (a)(j)	Upstart	07/22/2022	9,853	9,853	9,762
L3291551.SRDUP, 21.55%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,304	3,304	3,267
L3291594.SRDUP, 19.14%, 07/19/2027 (a)(j)(k)	Upstart	07/22/2022	14,108	14,156	13,419
L3291614.SRDUP, 19.03%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,685	3,685	3,663
L3291615.SRDUP, 24.31%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,558	1,558	1,544
L3291621.SRDUP, 24.41%, 07/19/2027 (a)(j)	Upstart	07/22/2022	28,441	28,441	28,119
L3291691.SRDUP, 13.34%, 07/19/2027 (a)(j)	Upstart	07/22/2022	7,704	7,704	7,650
L3291740.SRDUP, 23.24%, 07/19/2027 (a)(j)	Upstart	07/22/2022	13,623	13,623	13,469
L3291772.SRDUP, 17.28%, 07/19/2027 (a)(j)	Upstart	07/22/2022	5,421	5,421	5,390
L3291813.SRDUP, 24.2%, 07/19/2027 (a)(j)	Upstart	07/22/2022	4,285	4,285	4,236
L3291872.SRDUP, 23.71%, 07/19/2027 (a)(j)	Upstart	07/22/2022	6,133	6,133	6,063
L3291879.SRDUP, 24.41%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,656	1,661	1,637
L3291907.SRDUP, 24.4%, 07/19/2027 (a)(j)	Upstart	07/22/2022	6,818	6,818	6,741
L3291992.SRDUP, 24.35%, 07/19/2027 (a)(j)	Upstart	07/22/2022	7,597	7,597	7,511
L3292033.SRDUP, 18.2%, 07/19/2027 (a)(j)	Upstart	07/22/2022	14,534	14,534	14,449
L3292086.SRDUP, 24.15%, 07/19/2027 (a)(j)	Upstart	07/22/2022	27,072	27,072	26,825
L3292091.SRDUP, 9.84%, 07/19/2027 (a)(j)	Upstart	07/22/2022	7,688	7,688	7,676
L3292141.SRDUP, 14.93%, 07/19/2027 (a)(j)	Upstart	07/22/2022	19,218	19,218	19,136
L3292188.SRDUP, 24.2%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,461	1,461	1,444
L3292189.SRDUP, 18.56%, 07/22/2027 (a)(j)	Upstart	07/27/2022	31,310	31,310	29,743
L3292206.SRDUP, 22.62%, 07/19/2027 (a)(j)	Upstart	07/22/2022	10,272	10,272	10,159
L3292210.SRDUP, 18.6%, 07/19/2027 (a)(j)	Upstart	07/22/2022	10,662	10,662	10,599
L3292268.SRDUP, 24.07%, 07/19/2027 (a)(j)	Upstart	07/22/2022	13,145	13,145	13,025
L3292269.SRDUP, 21.49%, 07/19/2027 (a)(j)	Upstart	07/22/2022	7,774	7,774	7,703
L3292285.SRDUP, 20.95%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,651	1,651	1,636
L3292286.SRDUP, 21.53%, 07/19/2027 (a)(j)	Upstart	07/22/2022	12,145	12,145	12,034
L3292293.SRDUP, 19.3%, 07/19/2027 (a)(j)	Upstart	07/22/2022	4,849	4,849	4,805
L3292304.SRDUP, 12.31%, 07/19/2027 (a)(j)	Upstart	07/22/2022	30,927	30,927	30,820
L3292306.SRDUP, 21%, 07/19/2025 (a)(j)	Upstart	07/22/2022	4,694	4,694	4,647
L3292335.SRDUP, 24.3%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,461	1,461	1,448
L3292347.SRDUP, 20.06%, 07/19/2025 (a)(j)	Upstart	07/22/2022	4,690	4,690	4,642
L3292349.SRDUP, 20.94%, 07/19/2025 (a)(j)	Upstart	07/22/2022	1,220	1,224	1,208
L3292376.SRDUP, 19.31%, 07/19/2025 (a)(j)	Upstart	07/22/2022	8,435	8,463	8,350
L3292401.SRDUP, 21.17%, 12/19/2027 (a)(j)(k)	Upstart	07/22/2022	2,944	2,944	2,925
L3292406.SRDUP, 20.05%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,882	3,882	3,847
L3292418.SRDUP, 20.73%, 07/19/2027 (a)(j)	Upstart	07/22/2022	11,420	11,420	11,276
L3292424.SRDUP, 24.05%, 07/19/2027 (a)(j)(k)	Upstart	07/22/2022	4,466	4,466	4,278
L3292425.SRDUP, 23.78%, 07/19/2027 (a)(j)	Upstart	07/22/2022	6,523	6,523	6,449
L3292457.SRDUP, 18.59%, 07/19/2027 (a)(j)	Upstart	07/22/2022	7,269	7,269	7,203
L3292483.SRDUP, 21.53%, 07/19/2027 (a)(j)	Upstart	07/22/2022	9,079	9,079	8,977
L3292484.SRDUP, 17.39%, 07/19/2027 (a)(j)	Upstart	07/22/2022	7,718	7,718	7,685
L3292493.SRDUP, 18.76%, 07/19/2027 (a)(j)	Upstart	07/22/2022	1,163	1,163	1,157
L3292501.SRDUP, 17.83%, 07/19/2027 (a)(j)	Upstart	07/22/2022	26,927	26,927	26,769

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3292511.SRDUP, 23.98%, 07/19/2027 (a)(j)	Upstart	07/22/2022	$9,750	$9,750	$9,640
L3292537.SRDUP, 21.03%, 07/19/2027 (a)(j)	Upstart	07/22/2022	11,319	11,319	11,190
L3292538.SRDUP, 13.06%, 07/19/2027 (a)(j)	Upstart	07/22/2022	3,769	3,781	3,756
L3292584.SRDUP, 15.32%, 07/19/2027 (a)(j)	Upstart	07/22/2022	966	966	961
L3292655.SRDUP, 17.26%, 07/19/2025 (a)(j)	Upstart	07/22/2022	938	938	933
L3292688.SRDUP, 24.2%, 07/19/2027 (a)(j)	Upstart	07/22/2022	2,240	2,240	2,214
L3292702.SRDUP, 23.84%, 07/19/2027 (a)(j)(k)	Upstart	07/22/2022	1,188	1,188	1,132
L3292703.SRDUP, 15.6%, 07/19/2027 (a)(j)	Upstart	07/22/2022	28,321	28,321	28,155
L3293908.SRDUP, 22.82%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,167	1,167	1,157
L3294053.SRDUP, 10.92%, 07/20/2027 (a)(j)	Upstart	07/25/2022	48,104	48,104	48,032
L3294496.SRDUP, 16.02%, 07/20/2027 (a)(j)	Upstart	07/25/2022	6,479	6,479	6,442
L3294776.SRDUP, 26.75%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	3,462	3,462	3,444
L3294888.SRDUP, 21.11%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,233	2,233	2,209
L3294907.SRDUP, 20.96%, 07/20/2027 (a)(j)	Upstart	07/25/2022	48,562	48,562	48,031
L3294929.SRDUP, 24.4%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,435	2,435	2,408
L3294963.SRDUP, 12.45%, 07/20/2025 (a)(j)	Upstart	07/25/2022	930	930	926
L3295007.SRDUP, 24.33%, 07/20/2027 (a)(j)	Upstart	07/25/2022	974	974	963
L3295087.SRDUP, 24.33%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,656	1,656	1,638
L3295117.SRDUP, 11.03%, 07/20/2027 (a)(j)(k)	Upstart	07/25/2022	48,755	48,755	46,219
L3295150.SRDUP, 24.32%, 07/20/2027 (a)(j)(k)	Upstart	07/25/2022	15,296	15,349	14,601
L3295171.SRDUP, 20.62%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,942	1,942	1,931
L3295185.SRDUP, 19.25%, 07/20/2027 (a)(j)	Upstart	07/25/2022	17,588	17,588	17,451
L3295187.SRDUP, 21.54%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,916	2,916	2,891
L3295286.SRDUP, 24.38%, 07/20/2027 (a)(j)	Upstart	07/25/2022	3,986	3,986	3,957
L3295296.SRDUP, 17.83%, 07/20/2027 (a)(j)	Upstart	07/25/2022	9,686	9,686	9,631
L3295312.SRDUP, 24.12%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,350	1,350	1,336
L3295314.SRDUP, 15.36%, 07/20/2027 (a)(j)	Upstart	07/25/2022	9,664	9,664	9,609
L3295330.SRDUP, 17.04%, 07/20/2027 (a)(j)	Upstart	07/25/2022	24,197	24,197	24,060
L3295527.SRDUP, 11.77%, 07/21/2027 (a)(j)	Upstart	07/26/2022	15,407	15,407	15,357
L3295622.SRDUP, 18.14%, 07/20/2025 (a)(j)	Upstart	07/25/2022	936	936	931
L3295635.SRDUP, 22.54%, 07/20/2027 (a)(j)	Upstart	07/25/2022	22,368	22,368	22,123
L3295719.SRDUP, 21.8%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,555	1,555	1,541
L3295740.SRDUP, 16.93%, 07/20/2025 (a)(j)	Upstart	07/25/2022	6,839	6,839	6,799
L3295754.SRDUP, 18.51%, 07/20/2027 (a)(j)	Upstart	07/25/2022	22,043	22,043	21,887
L3295812.SRDUP, 23.63%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,434	2,434	2,407
L3295833.SRDUP, 16.66%, 07/20/2027 (a)(j)	Upstart	07/25/2022	7,740	7,740	7,696
L3295847.SRDUP, 24.29%, 07/20/2027 (a)(j)	Upstart	07/25/2022	20,257	20,257	20,078
L3295869.SRDUP, 22.91%, 07/20/2027 (a)(j)	Upstart	07/25/2022	973	973	962
L3295929.SRDUP, 10.65%, 07/20/2027 (a)(j)	Upstart	07/25/2022	5,771	5,771	5,762
L3295938.SRDUP, 21.8%, 07/20/2027 (a)(j)	Upstart	07/25/2022	12,635	12,635	12,524
L3295957.SRDUP, 14.74%, 07/20/2025 (a)(j)	Upstart	07/25/2022	13,991	13,991	13,922
L3295998.SRDUP, 11.03%, 07/20/2025 (a)(j)	Upstart	07/25/2022	4,656	4,671	4,638
L3296001.SRDUP, 21.8%, 07/20/2027 (a)(j)	Upstart	07/25/2022	24,211	24,211	23,952
L3296005.SRDUP, 18.09%, 07/20/2025 (a)(j)	Upstart	07/25/2022	2,153	2,153	2,132
L3296010.SRDUP, 10.92%, 07/20/2027 (a)(j)	Upstart	07/25/2022	9,621	9,621	9,606
L3296020.SRDUP, 21.94%, 07/20/2027 (a)(j)	Upstart	07/25/2022	3,723	3,723	3,682
L3296030.SRDUP, 24.19%, 07/20/2027 (a)(j)	Upstart	07/25/2022	14,172	14,172	13,980
L3296053.SRDUP, 24.32%, 07/20/2027 (a)(j)	Upstart	07/25/2022	7,889	7,889	7,819
L3296077.SRDUP, 19.61%, 07/20/2025 (a)(j)	Upstart	07/25/2022	5,625	5,625	5,570
L3296098.SRDUP, 24.25%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,753	1,753	1,734
L3296115.SRDUP, 24.22%, 07/20/2027 (a)(j)(k)	Upstart	07/25/2022	4,031	4,031	3,836
L3296144.SRDUP, 24.09%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,948	1,948	1,931
L3296164.SRDUP, 23.6%, 07/20/2027 (a)(j)	Upstart	07/25/2022	6,486	6,486	6,399
L3296182.SRDUP, 16.23%, 07/21/2027 (a)(j)	Upstart	07/26/2022	4,836	4,836	4,809
L3296234.SRDUP, 24.12%, 07/20/2027 (a)(j)	Upstart	07/25/2022	3,895	3,895	3,861
L3296260.SRDUP, 24.28%, 07/20/2027 (a)(j)	Upstart	07/25/2022	2,045	2,045	2,023
L3296277.SRDUP, 11.15%, 07/20/2027 (a)(j)	Upstart	07/25/2022	962	962	961

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3296311.SRDUP, 9.72%, 07/20/2025 (a)(j)	Upstart	07/25/2022	$5,524	$5,524	$5,497
L3296324.SRDUP, 24.3%, 07/20/2027 (a)(j)	Upstart	07/25/2022	4,285	4,285	4,238
L3296347.SRDUP, 24.05%, 07/20/2027 (a)(j)	Upstart	07/25/2022	1,558	1,558	1,541
L3296349.SRDUP, 13.33%, 07/20/2027 (a)(j)	Upstart	07/25/2022	15,913	15,913	15,860
L3296360.SRDUP, 15.82%, 07/20/2025 (a)(j)	Upstart	07/25/2022	7,456	7,456	7,408
L3296432.SRDUP, 17.9%, 07/20/2027 (a)(j)	Upstart	07/25/2022	5,812	5,812	5,779
L3296449.SRDUP, 23.99%, 07/20/2027 (a)(j)	Upstart	07/25/2022	3,895	3,895	3,861
L3296542.SRDUP, 16.31%, 07/20/2027 (a)(j)	Upstart	07/25/2022	16,830	16,830	16,773
L3296721.SRDUP, 17.81%, 07/21/2025 (a)(j)	Upstart	07/26/2022	14,037	14,037	13,905
L3296889.SRDUP, 9.69%, 08/02/2027 (a)(j)	Upstart	08/05/2022	9,739	9,458	9,720
L3296952.SRDUP, 20.36%, 07/21/2027 (a)(j)(k)	Upstart	07/26/2022	11,200	11,239	2,295
L3297187.SRDUP, 24.2%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,266	1,266	1,255
L3297380.SRDUP, 20.18%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,165	1,165	1,155
L3297695.SRDUP, 23.68%, 07/21/2027 (a)(j)	Upstart	07/26/2022	2,239	2,239	2,215
L3297731.SRDUP, 18.32%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,163	1,163	1,156
L3297779.SRDUP, 24.2%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,610	1,610	1,591
L3297783.SRDUP, 19.35%, 07/21/2027 (a)(j)	Upstart	07/26/2022	7,759	7,759	7,716
L3297815.SRDUP, 14.37%, 07/21/2025 (a)(j)	Upstart	07/26/2022	1,865	1,865	1,856
L3298015.SRDUP, 13.99%, 07/21/2027 (a)(j)	Upstart	07/26/2022	6,602	6,602	6,575
L3298066.SRDUP, 20.29%, 07/21/2027 (a)(j)	Upstart	07/26/2022	19,414	19,414	19,307
L3298107.SRDUP, 14.9%, 07/21/2027 (a)(j)	Upstart	07/26/2022	8,389	8,389	8,333
L3298192.SRDUP, 11.35%, 07/22/2025 (a)(j)	Upstart	07/27/2022	929	929	926
L3298210.SRDUP, 17.38%, 07/21/2027 (a)(j)	Upstart	07/26/2022	15,975	16,029	15,887
L3298216.SRDUP, 16.63%, 07/21/2025 (a)(j)	Upstart	07/26/2022	3,645	3,645	3,625
L3298270.SRDUP, 10.7%, 07/21/2025 (a)(j)	Upstart	07/26/2022	7,757	7,757	7,721
L3298278.SRDUP, 20.6%, 07/21/2027 (a)(j)	Upstart	07/26/2022	2,233	2,233	2,214
L3298279.SRDUP, 24.37%, 07/21/2027 (a)(j)	Upstart	07/26/2022	6,039	6,059	5,989
L3298280.SRDUP, 16.01%, 07/21/2027 (a)(j)	Upstart	07/26/2022	17,839	17,899	17,719
L3298301.SRDUP, 21.46%, 07/21/2027 (a)(j)	Upstart	07/26/2022	5,441	5,441	5,384
L3298306.SRDUP, 14.33%, 07/21/2025 (a)(j)	Upstart	07/26/2022	3,729	3,729	3,711
L3298312.SRDUP, 10.25%, 07/21/2027 (a)(j)	Upstart	07/26/2022	34,610	34,610	34,560
L3298313.SRDUP, 22.74%, 07/21/2027 (a)(j)	Upstart	07/26/2022	6,031	6,031	5,979
L3298320.SRDUP, 18.26%, 07/21/2025 (a)(j)	Upstart	07/26/2022	2,341	2,341	2,319
L3298321.SRDUP, 17.55%, 07/21/2025 (a)(j)	Upstart	07/26/2022	1,871	1,871	1,853
L3298339.SRDUP, 16.93%, 07/21/2025 (a)(j)	Upstart	07/26/2022	1,870	1,870	1,859
L3298342.SRDUP, 21.97%, 07/21/2027 (a)(j)	Upstart	07/26/2022	29,960	29,960	29,648
L3298343.SRDUP, 23.21%, 07/21/2027 (a)(j)	Upstart	07/26/2022	11,677	11,677	11,577
L3298354.SRDUP, 14.05%, 07/21/2027 (a)(j)	Upstart	07/26/2022	7,680	7,680	7,628
L3298356.SRDUP, 24.38%, 07/21/2027 (a)(j)(k)	Upstart	07/26/2022	1,180	1,180	1,125
L3298363.SRDUP, 18.13%, 07/21/2027 (a)(j)	Upstart	07/26/2022	2,916	2,916	2,900
L3298367.SRDUP, 21.94%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,458	1,458	1,446
L3298384.SRDUP, 20.12%, 07/21/2027 (a)(j)	Upstart	07/26/2022	43,671	43,671	43,430
L3298391.SRDUP, 18.82%, 07/21/2027 (a)(j)	Upstart	07/26/2022	6,786	6,786	6,728
L3298404.SRDUP, 23.97%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,363	1,363	1,351
L3298433.SRDUP, 18.5%, 07/21/2027 (a)(j)	Upstart	07/26/2022	2,908	2,908	2,891
L3298434.SRDUP, 23.13%, 07/21/2027 (a)(j)	Upstart	07/26/2022	14,595	14,595	14,440
L3298443.SRDUP, 14.46%, 07/21/2027 (a)(j)	Upstart	07/26/2022	7,731	7,731	7,688
L3298445.SRDUP, 23.97%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,363	1,363	1,349
L3298448.SRDUP, 15.61%, 07/21/2027 (a)(j)	Upstart	07/26/2022	48,330	48,330	48,063
L3298457.SRDUP, 17.9%, 07/21/2027 (a)(j)	Upstart	07/26/2022	5,322	5,322	5,286
L3298461.SRDUP, 19.96%, 07/21/2027 (a)(j)	Upstart	07/26/2022	9,681	9,681	9,616
L3298489.SRDUP, 20.03%, 07/21/2027 (a)(j)	Upstart	07/26/2022	27,685	27,685	27,533
L3298494.SRDUP, 19.83%, 07/21/2025 (a)(j)	Upstart	07/26/2022	2,409	2,409	2,376
L3298508.SRDUP, 17.3%, 07/21/2027 (a)(j)	Upstart	07/26/2022	11,617	11,617	11,553
L3298533.SRDUP, 14.03%, 07/21/2027 (a)(j)(k)	Upstart	07/26/2022	6,570	6,570	6,233
L3298581.SRDUP, 18.25%, 07/21/2027 (a)(j)	Upstart	07/26/2022	14,534	14,534	14,454
L3298584.SRDUP, 16.45%, 07/21/2027 (a)(j)	Upstart	07/26/2022	6,771	6,771	6,734

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3298607.SRDUP, 20.95%, 07/21/2027 (a)(j)	Upstart	07/26/2022	$18,076	$18,076	$17,887
L3298608.SRDUP, 13.55%, 07/21/2027 (a)(j)	Upstart	07/26/2022	1,929	1,929	1,923
L3298613.SRDUP, 19.79%, 07/21/2027 (a)(j)	Upstart	07/26/2022	14,556	14,556	14,476
L3298614.SRDUP, 12.12%, 07/21/2027 (a)(j)	Upstart	07/26/2022	14,449	14,449	14,402
L3298621.SRDUP, 12.01%, 07/21/2027 (a)(j)	Upstart	07/26/2022	12,714	12,714	12,672
L3298658.SRDUP, 17.4%, 07/21/2027 (a)(j)	Upstart	07/26/2022	9,198	9,198	9,147
L3298669.SRDUP, 24.15%, 07/21/2027 (a)(j)	Upstart	07/26/2022	9,835	9,835	9,755
L3298670.SRDUP, 13.82%, 07/21/2025 (a)(j)	Upstart	07/26/2022	5,002	5,002	4,972
L3298673.SRDUP, 9.91%, 07/21/2025 (a)(j)	Upstart	07/26/2022	4,630	4,630	4,608
L3298677.SRDUP, 15.73%, 07/21/2027 (a)(j)	Upstart	07/26/2022	7,734	7,734	7,691
L3298680.SRDUP, 14%, 07/21/2027 (a)(j)	Upstart	07/26/2022	3,281	3,281	3,263
L3298698.SRDUP, 14.63%, 07/21/2027 (a)(j)	Upstart	07/26/2022	19,314	19,314	19,207
L3298700.SRDUP, 15.26%, 07/21/2027 (a)(j)	Upstart	07/26/2022	24,157	24,157	24,023
L3299382.SRDUP, 23.03%, 07/22/2027 (a)(j)	Upstart	07/27/2022	9,651	9,651	9,585
L3299583.SRDUP, 24.04%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,947	1,947	1,930
L3299969.SRDUP, 20.95%, 07/22/2027 (a)(j)	Upstart	07/27/2022	6,799	6,799	6,743
L3300640.SRDUP, 21.15%, 07/22/2025 (a)(j)	Upstart	07/27/2022	7,846	7,846	7,766
L3300781.SRDUP, 18.92%, 07/22/2025 (a)(j)	Upstart	07/27/2022	3,749	3,749	3,715
L3301225.SRDUP, 12.79%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,952	1,895	1,944
L3301230.SRDUP, 24.28%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	983	983	936
L3301445.SRDUP, 26.76%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,066	2,005	2,035
L3301492.SRDUP, 17.07%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,872	3,872	3,851
L3301845.SRDUP, 24.08%, 07/22/2027 (a)(j)	Upstart	07/27/2022	6,812	6,812	6,767
L3301932.SRDUP, 16.54%, 07/22/2027 (a)(j)	Upstart	07/27/2022	24,766	24,766	24,634
L3301939.SRDUP, 23.78%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,823	2,823	2,794
L3301951.SRDUP, 16.9%, 07/22/2027 (a)(j)(k)	Upstart	07/27/2022	3,035	3,035	2,882
L3301991.SRDUP, 22.02%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,916	2,916	2,892
L3301996.SRDUP, 24.3%, 07/22/2027 (a)(j)	Upstart	07/27/2022	963	963	949
L3302000.SRDUP, 10.94%, 07/22/2027 (a)(j)	Upstart	07/27/2022	26,543	26,543	26,495
L3302031.SRDUP, 23.66%, 07/22/2027 (a)(j)	Upstart	07/27/2022	14,542	14,542	14,395
L3302139.SRDUP, 23.26%, 07/22/2027 (a)(j)	Upstart	07/27/2022	29,193	29,193	28,951
L3302201.SRDUP, 24.2%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,701	3,701	3,663
L3302203.SRDUP, 24.02%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,753	1,753	1,735
L3302210.SRDUP, 24.3%, 07/22/2027 (a)(j)	Upstart	07/27/2022	3,896	3,896	3,856
L3302285.SRDUP, 9.54%, 07/22/2025 (a)(j)	Upstart	07/27/2022	3,431	3,431	3,418
L3302358.SRDUP, 19.61%, 07/22/2025 (a)(j)	Upstart	07/27/2022	3,750	3,750	3,716
L3302377.SRDUP, 19.49%, 07/22/2027 (a)(j)	Upstart	07/27/2022	17,557	17,557	17,463
L3302433.SRDUP, 24.09%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,948	1,948	1,931
L3302554.SRDUP, 20.36%, 07/22/2025 (a)(j)	Upstart	07/27/2022	938	941	930
L3302579.SRDUP, 24.22%, 07/22/2027 (a)(j)	Upstart	07/27/2022	18,503	18,503	18,313
L3302589.SRDUP, 12.26%, 07/22/2027 (a)(j)	Upstart	07/27/2022	346	346	346
L3302824.SRDUP, 13.35%, 07/22/2027 (a)(j)	Upstart	07/27/2022	13,502	13,548	13,430
L3302862.SRDUP, 13.36%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,447	1,447	1,442
L3302921.SRDUP, 18.39%, 07/22/2027 (a)(j)	Upstart	07/27/2022	6,224	6,224	6,180
L3302938.SRDUP, 24.37%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	9,100	9,100	1,990
L3303010.SRDUP, 23.22%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,919	2,919	2,904
L3303115.SRDUP, 24.13%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,824	2,824	2,795
L3303191.SRDUP, 16.68%, 07/22/2027 (a)(j)	Upstart	07/27/2022	15,481	15,481	15,398
L3303226.SRDUP, 21.72%, 07/22/2025 (a)(j)	Upstart	07/27/2022	13,196	13,237	13,078
L3303292.SRDUP, 19.03%, 07/22/2025 (a)(j)	Upstart	07/27/2022	6,525	6,525	6,485
L3303301.SRDUP, 23.73%, 07/22/2027 (a)(j)	Upstart	07/27/2022	1,266	1,266	1,253
L3303372.SRDUP, 24.33%, 07/22/2027 (a)(j)	Upstart	07/27/2022	2,630	2,630	2,608
L3303535.SRDUP, 12.58%, 07/26/2027 (a)(j)	Upstart	07/29/2022	12,046	12,087	12,013
L3304210.SRDUP, 20.61%, 07/25/2027 (a)(j)	Upstart	07/28/2022	4,855	4,855	4,819
L3304312.SRDUP, 15.67%, 07/25/2027 (a)(j)	Upstart	07/28/2022	6,186	6,186	6,157
L3304403.SRDUP, 24.1%, 07/25/2027 (a)(j)	Upstart	07/28/2022	4,479	4,479	4,438
L3304415.SRDUP, 15.97%, 07/25/2025 (a)(j)	Upstart	07/28/2022	5,604	5,604	5,578

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3304475.SRDUP, 15.48%, 07/25/2027 (a)(j)	Upstart	07/28/2022	$32,377	$32,377	$32,220
L3304489.SRDUP, 24.35%, 07/25/2027 (a)(j)	Upstart	07/28/2022	5,844	5,844	5,790
L3304500.SRDUP, 23.76%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,531	2,531	2,508
L3304544.SRDUP, 24.4%, 07/25/2027 (a)(j)	Upstart	07/28/2022	7,597	7,597	7,548
L3304576.SRDUP, 22.93%, 07/25/2027 (a)(j)	Upstart	07/28/2022	5,263	5,263	5,200
L3304592.SRDUP, 21.37%, 07/25/2027 (a)(j)	Upstart	07/28/2022	8,550	8,550	8,487
L3304611.SRDUP, 24.36%, 07/25/2027 (a)(j)	Upstart	07/28/2022	9,058	9,058	9,014
L3304650.SRDUP, 18.55%, 07/25/2027 (a)(j)	Upstart	07/28/2022	3,683	3,683	3,665
L3304654.SRDUP, 20.58%, 07/25/2027 (a)(j)	Upstart	07/28/2022	7,356	7,356	7,311
L3304669.SRDUP, 18.76%, 07/25/2027 (a)(j)	Upstart	07/28/2022	4,847	4,847	4,824
L3304673.SRDUP, 24.34%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,266	1,266	1,254
L3304686.SRDUP, 14.98%, 07/25/2027 (a)(j)	Upstart	07/28/2022	4,347	4,347	4,326
L3304693.SRDUP, 13.67%, 07/25/2027 (a)(j)	Upstart	07/28/2022	28,943	28,943	28,860
L3304867.SRDUP, 21.38%, 07/25/2027 (a)(j)	Upstart	07/28/2022	5,830	5,830	5,776
L3304894.SRDUP, 19.91%, 07/25/2027 (a)(j)	Upstart	07/28/2022	10,674	10,674	10,623
L3304898.SRDUP, 19.25%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,627	1,627	1,617
L3304935.SRDUP, 12.34%, 07/25/2027 (a)(j)	Upstart	07/28/2022	5,396	5,396	5,380
L3304999.SRDUP, 24.11%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	4,326	4,326	4,298
L3305013.SRDUP, 9.95%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,607	2,607	2,603
L3305014.SRDUP, 22.37%, 07/25/2027 (a)(j)	Upstart	07/28/2022	30,922	30,922	30,693
L3305021.SRDUP, 11.57%, 07/25/2027 (a)(j)	Upstart	07/28/2022	9,339	9,339	9,327
L3305031.SRDUP, 24.4%, 07/25/2027 (a)(j)	Upstart	07/28/2022	3,799	3,799	3,764
L3305053.SRDUP, 24.22%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,071	1,071	1,066
L3305091.SRDUP, 24.38%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,435	2,435	2,413
L3305130.SRDUP, 21.96%, 07/25/2027 (a)(j)	Upstart	07/28/2022	26,246	26,246	26,051
L3305149.SRDUP, 12.1%, 07/25/2027 (a)(j)	Upstart	07/28/2022	8,167	8,195	8,137
L3305233.SRDUP, 14.86%, 07/25/2027 (a)(j)	Upstart	07/28/2022	16,099	16,099	16,039
L3305248.SRDUP, 16.26%, 07/25/2027 (a)(j)	Upstart	07/28/2022	2,902	2,902	2,888
L3305259.SRDUP, 24.21%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	1,966	1,973	1,954
L3305316.SRDUP, 24.05%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,071	1,071	1,061
L3305321.SRDUP, 21.67%, 07/25/2027 (a)(j)	Upstart	07/28/2022	8,600	8,600	8,520
L3305326.SRDUP, 23.69%, 07/25/2027 (a)(j)	Upstart	07/28/2022	16,257	16,257	16,107
L3305377.SRDUP, 11.47%, 07/25/2025 (a)(j)	Upstart	07/28/2022	9,294	9,324	9,262
L3305415.SRDUP, 24.32%, 07/25/2027 (a)(j)	Upstart	07/28/2022	3,293	3,293	3,254
L3305423.SRDUP, 14.87%, 07/25/2027 (a)(j)	Upstart	07/28/2022	3,864	3,864	3,845
L3305429.SRDUP, 21.22%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,925	1,925	1,913
L3305475.SRDUP, 19.72%, 07/25/2025 (a)(j)	Upstart	07/28/2022	9,376	9,407	9,301
L3305486.SRDUP, 9.45%, 07/25/2025 (a)(j)	Upstart	07/28/2022	4,172	4,172	4,158
L3305539.SRDUP, 24.37%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	4,501	4,501	4,446
L3305566.SRDUP, 23.18%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	22,823	22,823	22,766
L3305582.SRDUP, 11.14%, 07/25/2027 (a)(j)	Upstart	07/28/2022	3,368	3,368	3,358
L3305584.SRDUP, 15.57%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	47,278	47,278	46,983
L3305587.SRDUP, 24.27%, 07/25/2027 (a)(j)	Upstart	07/28/2022	3,391	3,391	3,349
L3305643.SRDUP, 16.41%, 07/25/2027 (a)(j)	Upstart	07/28/2022	30,431	30,431	30,246
L3305645.SRDUP, 11.17%, 07/25/2027 (a)(j)	Upstart	07/28/2022	7,699	7,699	7,676
L3305657.SRDUP, 24.05%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	12,122	12,122	11,974
L3305697.SRDUP, 21.53%, 07/25/2027 (a)(j)	Upstart	07/28/2022	3,401	3,401	3,376
L3305703.SRDUP, 20.6%, 07/25/2027 (a)(j)	Upstart	07/28/2022	37,370	37,370	37,021
L3305774.SRDUP, 23.07%, 07/25/2027 (a)(j)	Upstart	07/28/2022	5,838	5,838	5,784
L3305814.SRDUP, 23.55%, 07/25/2027 (a)(j)(k)	Upstart	07/28/2022	1,183	1,187	1,177
L3305828.SRDUP, 15.54%, 07/25/2027 (a)(j)	Upstart	07/28/2022	13,502	13,547	13,420
L3309405.SRDUP, 20.41%, 07/26/2027 (a)(j)	Upstart	07/29/2022	9,708	9,708	9,639
L3309449.SRDUP, 14.45%, 07/26/2027 (a)(j)	Upstart	07/29/2022	3,283	3,283	3,267
L3309493.SRDUP, 15.78%, 08/01/2027 (a)(j)	Upstart	08/04/2022	11,734	11,394	11,648
L3309530.SRDUP, 23.84%, 07/26/2027 (a)(j)	Upstart	07/29/2022	4,864	4,864	4,811
L3309568.SRDUP, 22.91%, 07/26/2027 (a)(j)	Upstart	07/29/2022	24,321	24,321	24,207
L3309580.SRDUP, 24.06%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,240	2,240	2,220

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3309583.SRDUP, 17.55%, 07/26/2025 (a)(j)(k)	Upstart	07/29/2022	$4,800	$4,800	$4,774
L3309588.SRDUP, 15.02%, 07/26/2027 (a)(j)	Upstart	07/29/2022	14,877	14,877	14,808
L3309635.SRDUP, 23.1%, 07/26/2027 (a)(j)	Upstart	07/29/2022	973	973	966
L3309640.SRDUP, 17.81%, 07/26/2025 (a)(j)	Upstart	07/29/2022	3,145	3,145	3,127
L3309665.SRDUP, 12.61%, 07/26/2027 (a)(j)	Upstart	07/29/2022	9,306	9,306	9,271
L3309682.SRDUP, 18.79%, 07/26/2027 (a)(j)	Upstart	07/29/2022	7,763	7,763	7,727
L3309688.SRDUP, 15.37%, 07/26/2027 (a)(j)	Upstart	07/29/2022	5,798	5,798	5,771
L3309704.SRDUP, 14.48%, 07/26/2027 (a)(j)	Upstart	07/29/2022	7,242	7,242	7,208
L3309713.SRDUP, 15.54%, 07/26/2027 (a)(j)	Upstart	07/29/2022	6,476	6,476	6,446
L3309767.SRDUP, 13.33%, 07/26/2027 (a)(j)	Upstart	07/29/2022	11,524	11,524	11,456
L3309835.SRDUP, 24.37%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	1,884	1,884	1,880
L3309855.SRDUP, 17.99%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,912	1,912	1,900
L3309862.SRDUP, 10.63%, 07/26/2027 (a)(j)	Upstart	07/29/2022	15,085	15,085	15,061
L3309888.SRDUP, 15.74%, 07/26/2027 (a)(j)	Upstart	07/29/2022	5,800	5,800	5,773
L3309918.SRDUP, 22.48%, 07/26/2027 (a)(j)	Upstart	07/29/2022	4,712	4,712	4,667
L3309972.SRDUP, 24.34%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	4,031	4,031	4,007
L3309973.SRDUP, 15.31%, 07/26/2027 (a)(j)	Upstart	07/29/2022	9,143	9,143	9,089
L3309983.SRDUP, 18.26%, 07/26/2025 (a)(j)	Upstart	07/29/2022	6,554	6,554	6,524
L3310016.SRDUP, 17.41%, 07/26/2027 (a)(j)	Upstart	07/29/2022	7,068	7,068	7,035
L3310021.SRDUP, 15.62%, 07/26/2025 (a)(j)	Upstart	07/29/2022	3,174	3,185	3,160
L3310033.SRDUP, 24.33%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	3,431	3,431	3,411
L3310076.SRDUP, 14.52%, 07/26/2027 (a)(j)	Upstart	07/29/2022	7,725	7,725	7,689
L3310080.SRDUP, 20.73%, 07/26/2025 (a)(j)(k)	Upstart	07/29/2022	4,800	4,800	4,773
L3310205.SRDUP, 16.26%, 07/26/2025 (a)(j)	Upstart	07/29/2022	2,328	2,335	2,316
L3310251.SRDUP, 19.26%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,909	2,909	2,896
L3310279.SRDUP, 20.57%, 07/26/2027 (a)(j)	Upstart	07/29/2022	10,195	10,195	10,122
L3310462.SRDUP, 16.12%, 07/26/2025 (a)(j)	Upstart	07/29/2022	4,484	4,484	4,464
L3310473.SRDUP, 15.61%, 07/26/2027 (a)(j)	Upstart	07/29/2022	7,249	7,249	7,229
L3310480.SRDUP, 24.32%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	1,091	1,091	1,090
L3310487.SRDUP, 21.76%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,041	2,041	2,026
L3310493.SRDUP, 21.57%, 07/26/2025 (a)(j)	Upstart	07/29/2022	14,091	14,091	13,982
L3310527.SRDUP, 21.41%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,235	2,235	2,219
L3310533.SRDUP, 17.64%, 07/26/2025 (a)(j)	Upstart	07/29/2022	10,440	10,440	10,348
L3310627.SRDUP, 24.37%, 07/27/2027 (a)(j)	Upstart	08/01/2022	11,006	11,006	10,944
L3310657.SRDUP, 24.27%, 07/26/2027 (a)(j)	Upstart	07/29/2022	3,214	3,214	3,185
L3310684.SRDUP, 10.85%, 07/26/2025 (a)(j)(k)	Upstart	07/29/2022	4,776	4,776	4,766
L3310701.SRDUP, 21.37%, 07/26/2027 (a)(j)	Upstart	07/29/2022	21,664	21,664	21,472
L3310739.SRDUP, 24.24%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,009	2,009	1,985
L3310741.SRDUP, 24.19%, 07/26/2027 (a)(j)(k)	Upstart	07/29/2022	5,357	5,357	5,310
L3310766.SRDUP, 20.52%, 07/26/2027 (a)(j)	Upstart	07/29/2022	32,872	32,872	32,576
L3310792.SRDUP, 24.34%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,967	4,967	4,933
L3310855.SRDUP, 17.71%, 07/26/2025 (a)(j)	Upstart	07/29/2022	3,275	3,275	3,250
L3310866.SRDUP, 24.21%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,772	4,772	4,731
L3310870.SRDUP, 13.32%, 07/26/2027 (a)(j)	Upstart	07/29/2022	1,929	1,929	1,923
L3310874.SRDUP, 12.04%, 07/26/2025 (a)(j)	Upstart	07/29/2022	1,106	1,106	1,100
L3310892.SRDUP, 24.35%, 07/26/2027 (a)(j)	Upstart	07/29/2022	15,875	15,875	15,735
L3310898.SRDUP, 14.89%, 07/26/2027 (a)(j)	Upstart	07/29/2022	2,415	2,415	2,404
L3311085.SRDUP, 22.93%, 07/26/2027 (a)(j)	Upstart	07/29/2022	48,316	48,316	47,770
L3311095.SRDUP, 24.39%, 07/27/2027 (a)(j)	Upstart	08/01/2022	5,162	5,162	5,118
L3311406.SRDUP, 23.12%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,729	4,729	4,677
L3311607.SRDUP, 17.14%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	6,919	6,919	6,888
L3311953.SRDUP, 18.54%, 07/27/2025 (a)(j)	Upstart	08/01/2022	3,278	3,278	3,260
L3312038.SRDUP, 9.74%, 07/27/2027 (a)(j)	Upstart	08/01/2022	16,335	16,335	16,316
L3312046.SRDUP, 10.36%, 07/27/2027 (a)(j)	Upstart	08/01/2022	24,038	24,038	24,009
L3312051.SRDUP, 23.44%, 07/27/2027 (a)(j)	Upstart	08/01/2022	32,507	32,507	32,284
L3312082.SRDUP, 19.71%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	4,903	4,903	4,888
L3312089.SRDUP, 24.28%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	19,658	19,658	19,565

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3312094.SRDUP, 16.24%, 07/27/2025 (a)(j)	Upstart	08/01/2022	$10,139	$10,139	$10,086
L3312097.SRDUP, 24.32%, 07/27/2027 (a)(j)	Upstart	08/01/2022	4,285	4,285	4,256
L3312110.SRDUP, 16.75%, 07/27/2027 (a)(j)	Upstart	08/01/2022	47,980	47,980	47,700
L3312112.SRDUP, 16.21%, 07/27/2025 (a)(j)	Upstart	08/01/2022	1,868	1,874	1,860
L3312122.SRDUP, 13.66%, 07/27/2027 (a)(j)	Upstart	08/01/2022	7,429	7,429	7,395
L3312155.SRDUP, 15.85%, 07/27/2027 (a)(j)	Upstart	08/01/2022	3,384	3,384	3,369
L3312169.SRDUP, 24.28%, 07/27/2027 (a)(j)	Upstart	08/01/2022	974	974	967
L3312186.SRDUP, 17.92%, 07/27/2025 (a)(j)(k)	Upstart	08/01/2022	2,891	2,891	2,877
L3312187.SRDUP, 24.28%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,351	9,351	9,272
L3312194.SRDUP, 19.81%, 07/27/2025 (a)(j)	Upstart	08/01/2022	4,689	4,689	4,654
L3312209.SRDUP, 23.84%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,460	1,460	1,454
L3312211.SRDUP, 16.91%, 07/27/2027 (a)(j)	Upstart	08/01/2022	3,871	3,871	3,854
L3312241.SRDUP, 19.65%, 07/27/2027 (a)(j)	Upstart	08/01/2022	6,791	6,791	6,745
L3312244.SRDUP, 24.04%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,071	1,071	1,062
L3312274.SRDUP, 24.26%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,357	1,357	1,349
L3312276.SRDUP, 21.64%, 07/27/2025 (a)(j)	Upstart	08/01/2022	1,864	1,864	1,848
L3312292.SRDUP, 19.3%, 07/27/2027 (a)(j)	Upstart	08/01/2022	20,367	20,367	20,276
L3312295.SRDUP, 15.02%, 07/27/2027 (a)(j)	Upstart	08/01/2022	14,459	14,459	14,377
L3312329.SRDUP, 18.2%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,108	9,108	9,067
L3312343.SRDUP, 19.03%, 07/27/2025 (a)(j)	Upstart	08/01/2022	10,307	10,307	10,231
L3312347.SRDUP, 12.73%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,157	9,157	9,132
L3312480.SRDUP, 22.22%, 07/27/2027 (a)(j)	Upstart	08/01/2022	10,444	10,444	10,346
L3312488.SRDUP, 21.64%, 07/27/2027 (a)(j)	Upstart	08/01/2022	14,577	14,577	14,453
L3312490.SRDUP, 16.86%, 07/27/2027 (a)(j)	Upstart	08/01/2022	11,607	11,607	11,542
L3312509.SRDUP, 16.96%, 07/27/2027 (a)(j)	Upstart	08/01/2022	3,387	3,387	3,372
L3312514.SRDUP, 13.17%, 07/27/2027 (a)(j)	Upstart	08/01/2022	3,279	3,279	3,270
L3312518.SRDUP, 20.84%, 07/27/2027 (a)(j)	Upstart	08/01/2022	6,300	6,300	6,242
L3312519.SRDUP, 12.78%, 07/27/2027 (a)(j)	Upstart	08/01/2022	37,497	37,497	37,396
L3312520.SRDUP, 18.72%, 07/27/2027 (a)(j)	Upstart	08/01/2022	3,852	3,852	3,830
L3312553.SRDUP, 16.6%, 07/27/2027 (a)(j)	Upstart	08/01/2022	12,094	12,135	12,039
L3312557.SRDUP, 21.99%, 07/27/2027 (a)(j)	Upstart	08/01/2022	13,804	13,804	13,742
L3312563.SRDUP, 24.35%, 07/27/2027 (a)(j)	Upstart	08/01/2022	2,338	2,338	2,318
L3312566.SRDUP, 24.23%, 07/27/2027 (a)(j)	Upstart	08/01/2022	5,064	5,064	5,029
L3312570.SRDUP, 23.97%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,266	1,266	1,257
L3312571.SRDUP, 22.12%, 07/27/2027 (a)(j)	Upstart	08/01/2022	12,153	12,153	12,069
L3312578.SRDUP, 17.36%, 07/27/2025 (a)(j)	Upstart	08/01/2022	916	916	911
L3312625.SRDUP, 19.57%, 07/27/2027 (a)(j)	Upstart	08/01/2022	6,740	6,740	6,701
L3312638.SRDUP, 10.94%, 07/27/2027 (a)(j)(k)	Upstart	08/01/2022	16,283	16,283	16,271
L3312670.SRDUP, 14.56%, 07/27/2027 (a)(j)	Upstart	08/01/2022	6,725	6,725	6,701
L3312672.SRDUP, 16.83%, 07/27/2025 (a)(j)	Upstart	08/01/2022	2,898	2,898	2,886
L3312673.SRDUP, 18.47%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,692	9,692	9,648
L3312683.SRDUP, 11.33%, 07/27/2027 (a)(j)	Upstart	08/01/2022	9,624	9,624	9,613
L3312684.SRDUP, 22.35%, 07/27/2027 (a)(j)	Upstart	08/01/2022	19,448	19,448	19,282
L3312698.SRDUP, 24.28%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,169	1,169	1,159
L3312795.SRDUP, 17.81%, 07/27/2025 (a)(j)	Upstart	08/01/2022	9,358	9,358	9,321
L3312797.SRDUP, 24.1%, 07/27/2027 (a)(j)	Upstart	08/01/2022	1,948	1,948	1,931
L3312812.SRDUP, 16.76%, 07/27/2025 (a)(j)	Upstart	08/01/2022	1,122	1,122	1,117
L3312824.SRDUP, 21.4%, 07/27/2027 (a)(j)	Upstart	08/01/2022	11,920	11,920	11,813
L3312858.SRDUP, 18.96%, 07/27/2027 (a)(j)	Upstart	08/01/2022	5,817	5,817	5,791
L3312959.SRDUP, 24.34%, 07/27/2027 (a)(j)	Upstart	08/01/2022	13,148	13,148	13,058
L3316279.SRDUP, 20.58%, 08/09/2027 (a)(j)	Upstart	08/12/2022	32,752	31,796	32,438
L3316866.SRDUP, 11.03%, 08/01/2027 (a)(j)	Upstart	08/04/2022	28,764	27,933	28,613
L3317681.SRDUP, 18.62%, 08/01/2027 (a)(j)(k)	Upstart	08/04/2022	1,188	1,152	675
L3318595.SRDUP, 21.13%, 08/01/2027 (a)(j)	Upstart	08/04/2022	5,787	5,619	5,719
L3319584.SRDUP, 21.54%, 08/01/2027 (a)(j)	Upstart	08/04/2022	7,653	7,430	7,562
L3319799.SRDUP, 23.94%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,259	2,193	2,225
L3319805.SRDUP, 24.34%, 08/01/2027 (a)(j)	Upstart	08/04/2022	3,930	3,816	3,873

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3319806.SRDUP, 10.9%, 08/01/2025 (a)(j)	Upstart	08/04/2022	$2,128	$2,069	$2,116
L3319810.SRDUP, 18.64%, 08/01/2027 (a)(j)	Upstart	08/04/2022	10,187	9,891	10,112
L3319824.SRDUP, 21.32%, 08/01/2027 (a)(j)	Upstart	08/04/2022	5,297	5,143	5,235
L3319826.SRDUP, 15.29%, 08/01/2027 (a)(j)	Upstart	08/04/2022	14,663	14,238	14,556
L3319837.SRDUP, 24.37%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,376	1,335	1,355
L3319872.SRDUP, 24.06%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,474	1,431	1,452
L3319874.SRDUP, 21.05%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,746	2,666	2,714
L3319888.SRDUP, 22.24%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,454	2,382	2,418
L3319897.SRDUP, 23.88%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,751	2,670	2,718
L3319921.SRDUP, 24.34%, 08/01/2027 (a)(j)	Upstart	08/04/2022	8,450	8,203	8,326
L3319928.SRDUP, 17.44%, 08/01/2027 (a)(j)	Upstart	08/04/2022	11,164	10,840	11,082
L3319940.SRDUP, 16.69%, 08/01/2027 (a)(j)	Upstart	08/04/2022	44,835	43,532	44,428
L3319949.SRDUP, 20.19%, 08/01/2027 (a)(j)	Upstart	08/04/2022	11,938	11,580	11,876
L3319952.SRDUP, 24.13%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,474	1,431	1,456
L3319961.SRDUP, 24.39%, 08/01/2027 (a)(j)	Upstart	08/04/2022	4,127	4,006	4,064
L3319966.SRDUP, 22.18%, 08/01/2027 (a)(j)	Upstart	08/04/2022	6,486	6,319	6,393
L3319967.SRDUP, 20.83%, 08/01/2025 (a)(j)	Upstart	08/04/2022	14,102	13,704	13,902
L3319978.SRDUP, 23.89%, 08/01/2027 (a)(j)(k)	Upstart	08/04/2022	1,943	1,892	1,909
L3320008.SRDUP, 21.91%, 08/01/2027 (a)(j)	Upstart	08/04/2022	8,832	8,574	8,727
L3320038.SRDUP, 23.88%, 08/01/2027 (a)(j)(k)	Upstart	08/04/2022	1,700	1,649	1,069
L3320047.SRDUP, 16.55%, 08/01/2027 (a)(j)	Upstart	08/04/2022	663	643	658
L3320071.SRDUP, 22.85%, 08/01/2027 (a)(j)	Upstart	08/04/2022	7,855	7,625	7,739
L3320077.SRDUP, 11.57%, 08/01/2025 (a)(j)	Upstart	08/04/2022	27,640	26,869	27,466
L3320111.SRDUP, 21.21%, 08/01/2025 (a)(j)	Upstart	08/04/2022	960	933	946
L3320114.SRDUP, 16.39%, 08/01/2027 (a)(j)	Upstart	08/04/2022	17,766	17,251	17,607
L3320116.SRDUP, 22.99%, 08/01/2027 (a)(j)	Upstart	08/04/2022	4,747	4,609	4,682
L3320122.SRDUP, 9.83%, 08/01/2027 (a)(j)	Upstart	08/04/2022	48,700	47,459	48,603
L3320127.SRDUP, 18.72%, 08/01/2027 (a)(j)	Upstart	08/04/2022	14,693	14,266	14,585
L3320129.SRDUP, 24.19%, 08/01/2027 (a)(j)	Upstart	08/04/2022	3,046	2,967	3,001
L3320133.SRDUP, 20.46%, 08/01/2027 (a)(j)	Upstart	08/04/2022	13,728	13,328	13,565
L3320138.SRDUP, 13.08%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,367	1,327	1,361
L3320143.SRDUP, 21.76%, 08/01/2025 (a)(j)	Upstart	08/04/2022	8,831	8,582	8,705
L3320160.SRDUP, 24.34%, 08/01/2027 (a)(j)	Upstart	08/04/2022	3,569	3,462	3,515
L3320163.SRDUP, 15.96%, 08/01/2025 (a)(j)	Upstart	08/04/2022	6,502	6,319	6,444
L3320166.SRDUP, 24.4%, 08/01/2027 (a)(j)	Upstart	08/04/2022	18,571	18,029	18,350
L3320167.SRDUP, 19.44%, 08/01/2027 (a)(j)	Upstart	08/04/2022	3,332	3,246	3,293
L3320169.SRDUP, 17.38%, 08/01/2027 (a)(j)	Upstart	08/04/2022	9,690	9,409	9,619
L3320181.SRDUP, 24.06%, 08/01/2027 (a)(j)	Upstart	08/04/2022	5,895	5,723	5,808
L3320189.SRDUP, 23.86%, 08/01/2027 (a)(j)	Upstart	08/04/2022	1,552	1,507	1,524
L3320197.SRDUP, 15.02%, 08/01/2027 (a)(j)	Upstart	08/04/2022	24,088	23,389	23,872
L3320204.SRDUP, 16.56%, 08/01/2025 (a)(j)	Upstart	08/04/2022	8,521	8,282	8,446
L3320212.SRDUP, 18.66%, 08/01/2027 (a)(j)	Upstart	08/04/2022	5,387	5,231	5,348
L3320219.SRDUP, 22.72%, 08/01/2027 (a)(j)	Upstart	08/04/2022	9,636	9,355	9,464
L3320234.SRDUP, 22.78%, 08/01/2027 (a)(j)	Upstart	08/04/2022	39,271	38,125	38,696
L3320246.SRDUP, 23.79%, 08/01/2027 (a)(j)(k)	Upstart	08/04/2022	9,816	9,530	9,644
L3320275.SRDUP, 12.92%, 08/01/2027 (a)(j)	Upstart	08/04/2022	3,319	3,223	3,305
L3320277.SRDUP, 24.37%, 08/01/2027 (a)(j)	Upstart	08/04/2022	5,306	5,151	5,243
L3320281.SRDUP, 20.67%, 08/01/2027 (a)(j)	Upstart	08/04/2022	21,868	21,231	21,707
L3320293.SRDUP, 17.34%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,936	2,851	2,915
L3320338.SRDUP, 19.69%, 08/01/2025 (a)(j)	Upstart	08/04/2022	1,150	1,118	1,134
L3320342.SRDUP, 21.36%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,158	2,095	2,133
L3320357.SRDUP, 11.47%, 08/01/2027 (a)(j)	Upstart	08/04/2022	2,685	2,607	2,670
L3320372.SRDUP, 18.25%, 08/01/2027 (a)(j)	Upstart	08/04/2022	10,380	10,079	10,304
L3320380.SRDUP, 16.07%, 08/01/2027 (a)(j)	Upstart	08/04/2022	21,516	20,892	21,359
L3321504.SRDUP, 17.52%, 08/02/2027 (a)(j)	Upstart	08/05/2022	13,390	13,001	13,270
L3321962.SRDUP, 24.06%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,670	1,621	1,646
L3322357.SRDUP, 24.17%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,081	1,049	1,065

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3324226.SRDUP, 22.84%, 08/03/2027 (a)(j)	Upstart	08/08/2022	$1,079	$1,047	$1,060
L3324242.SRDUP, 24.26%, 08/02/2027 (a)(j)	Upstart	08/05/2022	6,888	6,686	6,787
L3324468.SRDUP, 20.96%, 08/03/2027 (a)(j)	Upstart	08/08/2022	18,145	17,616	17,893
L3324484.SRDUP, 17.42%, 08/02/2025 (a)(j)	Upstart	08/05/2022	6,987	6,790	6,891
L3324749.SRDUP, 19.07%, 08/02/2027 (a)(j)	Upstart	08/05/2022	6,858	6,659	6,779
L3324913.SRDUP, 18.73%, 08/02/2027 (a)(j)	Upstart	08/05/2022	19,591	19,021	19,450
L3324932.SRDUP, 23.29%, 08/02/2027 (a)(j)	Upstart	08/05/2022	982	953	975
L3324959.SRDUP, 17.05%, 08/02/2027 (a)(j)	Upstart	08/05/2022	4,524	4,393	4,484
L3324977.SRDUP, 24.1%, 08/02/2027 (a)(j)	Upstart	08/05/2022	3,851	3,738	3,783
L3324988.SRDUP, 15.03%, 08/02/2027 (a)(j)	Upstart	08/05/2022	7,819	7,592	7,763
L3325019.SRDUP, 14.26%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	6,676	6,482	6,641
L3325036.SRDUP, 12.75%, 08/02/2027 (a)(j)	Upstart	08/05/2022	27,326	26,536	27,213
L3325038.SRDUP, 15.67%, 08/02/2025 (a)(j)	Upstart	08/05/2022	5,736	5,575	5,686
L3325048.SRDUP, 18.54%, 08/02/2025 (a)(j)	Upstart	08/05/2022	17,241	16,756	17,003
L3325053.SRDUP, 24.35%, 08/02/2027 (a)(j)	Upstart	08/05/2022	12,774	12,400	12,590
L3325065.SRDUP, 22.06%, 08/02/2027 (a)(j)	Upstart	08/05/2022	6,290	6,107	6,202
L3325074.SRDUP, 13.51%, 08/02/2025 (a)(j)	Upstart	08/05/2022	954	928	949
L3325085.SRDUP, 18.62%, 08/02/2027 (a)(j)	Upstart	08/05/2022	6,269	6,086	6,224
L3325095.SRDUP, 21.99%, 08/02/2027 (a)(j)	Upstart	08/05/2022	6,870	6,669	6,790
L3325107.SRDUP, 22.94%, 08/02/2027 (a)(j)	Upstart	08/05/2022	827	803	812
L3325118.SRDUP, 17.3%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,664	1,616	1,652
L3325121.SRDUP, 23.95%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,474	1,431	1,452
L3325164.SRDUP, 15.51%, 08/02/2027 (a)(j)	Upstart	08/05/2022	9,777	9,493	9,707
L3325178.SRDUP, 21.55%, 08/02/2027 (a)(j)	Upstart	08/05/2022	6,377	6,213	6,286
L3325183.SRDUP, 16.91%, 08/02/2027 (a)(j)	Upstart	08/05/2022	24,463	23,752	24,288
L3325184.SRDUP, 24.26%, 08/02/2027 (a)(j)	Upstart	08/05/2022	8,757	8,501	8,678
L3325185.SRDUP, 17.11%, 08/02/2027 (a)(j)	Upstart	08/05/2022	19,572	19,004	19,432
L3325187.SRDUP, 16.96%, 08/02/2027 (a)(j)	Upstart	08/05/2022	3,354	3,256	3,324
L3325205.SRDUP, 21.86%, 08/02/2027 (a)(j)	Upstart	08/05/2022	11,797	11,453	11,661
L3325225.SRDUP, 24.36%, 08/02/2027 (a)(j)	Upstart	08/05/2022	20,831	20,222	20,588
L3325226.SRDUP, 9.74%, 08/02/2027 (a)(j)	Upstart	08/05/2022	3,061	2,983	3,053
L3325228.SRDUP, 24.13%, 08/02/2027 (a)(j)	Upstart	08/05/2022	14,537	14,112	14,284
L3325231.SRDUP, 24.33%, 08/02/2027 (a)(j)	Upstart	08/05/2022	4,225	4,102	4,162
L3325241.SRDUP, 12.78%, 08/02/2027 (a)(j)	Upstart	08/05/2022	19,519	18,954	19,438
L3325257.SRDUP, 21.18%, 08/02/2027 (a)(j)	Upstart	08/05/2022	9,804	9,520	9,668
L3325282.SRDUP, 21.78%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,186	1,151	1,173
L3325286.SRDUP, 12.54%, 08/02/2027 (a)(j)	Upstart	08/05/2022	5,855	5,685	5,831
L3325288.SRDUP, 11.61%, 08/02/2027 (a)(j)	Upstart	08/05/2022	9,752	9,470	9,733
L3325289.SRDUP, 13.13%, 08/02/2027 (a)(j)	Upstart	08/05/2022	9,762	9,479	9,721
L3325295.SRDUP, 9.16%, 08/05/2025 (a)(j)	Upstart	08/10/2022	6,374	6,196	6,349
L3325301.SRDUP, 22.48%, 08/02/2027 (a)(j)	Upstart	08/05/2022	11,485	11,189	11,321
L3325302.SRDUP, 17.49%, 08/02/2027 (a)(j)	Upstart	08/05/2022	9,789	9,504	9,718
L3325305.SRDUP, 21.4%, 08/02/2027 (a)(j)	Upstart	08/05/2022	24,715	23,996	24,539
L3325310.SRDUP, 23.46%, 08/02/2027 (a)(j)	Upstart	08/05/2022	3,728	3,621	3,662
L3325321.SRDUP, 22.51%, 08/02/2027 (a)(j)	Upstart	08/05/2022	9,816	9,530	9,702
L3325322.SRDUP, 24.35%, 08/02/2027 (a)(j)	Upstart	08/05/2022	8,843	8,585	8,716
L3325325.SRDUP, 23.33%, 08/02/2027 (a)(j)	Upstart	08/05/2022	21,932	21,295	21,678
L3325336.SRDUP, 17.56%, 08/02/2025 (a)(j)	Upstart	08/05/2022	2,761	2,683	2,733
L3325343.SRDUP, 13.52%, 08/02/2027 (a)(j)	Upstart	08/05/2022	3,585	3,481	3,566
L3325345.SRDUP, 13.12%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,467	1,425	1,461
L3325348.SRDUP, 16.86%, 08/02/2025 (a)(j)	Upstart	08/05/2022	14,351	13,995	14,261
L3325351.SRDUP, 24.2%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,769	1,717	1,743
L3325362.SRDUP, 11.01%, 08/02/2027 (a)(j)	Upstart	08/05/2022	2,534	2,461	2,529
L3325374.SRDUP, 13.07%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	1,954	1,898	1,946
L3325394.SRDUP, 15.94%, 08/02/2025 (a)(j)	Upstart	08/05/2022	5,737	5,576	5,687
L3325403.SRDUP, 19.16%, 08/02/2027 (a)(j)	Upstart	08/05/2022	980	951	973
L3325407.SRDUP, 13.43%, 08/02/2027 (a)(j)	Upstart	08/05/2022	4,882	4,741	4,862

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3325413.SRDUP, 24.29%, 08/02/2027 (a)(j)	Upstart	08/05/2022	$2,751	$2,671	$2,712
L3325455.SRDUP, 24.19%, 08/02/2027 (a)(j)	Upstart	08/05/2022	2,063	2,003	2,034
L3325512.SRDUP, 15.61%, 08/02/2025 (a)(j)	Upstart	08/05/2022	956	929	948
L3325513.SRDUP, 23.97%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	1,500	1,455	508
L3325559.SRDUP, 20.27%, 08/02/2027 (a)(j)	Upstart	08/05/2022	2,893	2,809	2,852
L3325577.SRDUP, 19.96%, 08/02/2027 (a)(j)	Upstart	08/05/2022	5,882	5,730	5,814
L3325596.SRDUP, 14.9%, 08/02/2027 (a)(j)	Upstart	08/05/2022	8,648	8,397	8,572
L3325602.SRDUP, 24.01%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,627	1,580	1,598
L3325655.SRDUP, 17.23%, 08/02/2027 (a)(j)(k)	Upstart	08/05/2022	5,869	5,698	5,817
L3325657.SRDUP, 22.31%, 08/02/2027 (a)(j)	Upstart	08/05/2022	17,177	16,676	16,931
L3325658.SRDUP, 17.45%, 08/02/2027 (a)(j)	Upstart	08/05/2022	10,767	10,454	10,690
L3325659.SRDUP, 10.94%, 08/02/2025 (a)(j)	Upstart	08/05/2022	3,811	3,704	3,794
L3325663.SRDUP, 23.6%, 08/02/2027 (a)(j)	Upstart	08/05/2022	9,822	9,535	9,681
L3325678.SRDUP, 19.71%, 08/02/2027 (a)(j)	Upstart	08/05/2022	2,156	2,093	2,141
L3325687.SRDUP, 24.1%, 08/02/2027 (a)(j)	Upstart	08/05/2022	1,103	1,071	1,082
L3325691.SRDUP, 9.81%, 08/02/2027 (a)(j)	Upstart	08/05/2022	27,272	26,485	27,219
L3325740.SRDUP, 21.13%, 08/03/2027 (a)(j)	Upstart	08/08/2022	10,790	10,475	10,668
L3326099.SRDUP, 19.68%, 08/03/2025 (a)(j)	Upstart	08/08/2022	5,368	5,217	5,296
L3327144.SRDUP, 18.48%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,567	1,521	1,556
L3327322.SRDUP, 20.74%, 08/03/2027 (a)(j)	Upstart	08/08/2022	5,492	5,332	5,430
L3327339.SRDUP, 24.33%, 08/05/2027 (a)(j)(k)	Upstart	08/10/2022	7,918	7,680	4,811
L3327523.SRDUP, 21.93%, 08/03/2027 (a)(j)	Upstart	08/08/2022	5,495	5,335	5,433
L3327539.SRDUP, 20.36%, 08/03/2027 (a)(j)	Upstart	08/08/2022	11,766	11,423	11,633
L3327783.SRDUP, 24.37%, 08/03/2027 (a)(j)(k)	Upstart	08/08/2022	24,789	24,047	15,607
L3327884.SRDUP, 17.23%, 08/03/2027 (a)(j)	Upstart	08/08/2022	10,766	10,453	10,690
L3327918.SRDUP, 18.14%, 08/03/2027 (a)(j)	Upstart	08/08/2022	48,961	47,536	48,617
L3327950.SRDUP, 24.39%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,670	1,622	1,647
L3327951.SRDUP, 16.12%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,325	3,229	3,302
L3327969.SRDUP, 21.69%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,140	3,048	3,096
L3327996.SRDUP, 18.13%, 08/03/2027 (a)(j)	Upstart	08/08/2022	4,407	4,278	4,376
L3328040.SRDUP, 14.33%, 08/03/2027 (a)(j)	Upstart	08/08/2022	4,103	3,984	4,086
L3328074.SRDUP, 24.38%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,396	1,355	1,370
L3328160.SRDUP, 21.82%, 08/03/2027 (a)(j)	Upstart	08/08/2022	8,439	8,193	8,321
L3328190.SRDUP, 23.97%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,961	3,846	3,907
L3328192.SRDUP, 15.93%, 08/03/2027 (a)(j)	Upstart	08/08/2022	2,143	2,081	2,131
L3328216.SRDUP, 22.2%, 08/03/2027 (a)(j)	Upstart	08/08/2022	13,075	12,693	12,895
L3328221.SRDUP, 24.24%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,081	1,049	1,066
L3328231.SRDUP, 18.05%, 08/03/2027 (a)(j)(k)	Upstart	08/08/2022	2,500	2,425	782
L3328261.SRDUP, 21.25%, 08/03/2027 (a)(j)	Upstart	08/08/2022	6,867	6,666	6,818
L3328315.SRDUP, 23.97%, 08/03/2027 (a)(j)	Upstart	08/08/2022	9,083	8,817	8,957
L3328322.SRDUP, 24.01%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,484	1,441	1,464
L3328330.SRDUP, 13.4%, 08/03/2027 (a)(j)	Upstart	08/08/2022	29,291	28,442	29,172
L3328360.SRDUP, 20.13%, 08/03/2027 (a)(j)	Upstart	08/08/2022	4,314	4,188	4,265
L3328382.SRDUP, 24.22%, 08/03/2027 (a)(j)	Upstart	08/08/2022	983	954	976
L3328430.SRDUP, 18.66%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,918	3,804	3,891
L3328449.SRDUP, 20.61%, 08/03/2027 (a)(j)	Upstart	08/08/2022	5,090	4,942	5,021
L3328477.SRDUP, 24%, 08/03/2027 (a)(j)	Upstart	08/08/2022	2,849	2,766	2,809
L3328484.SRDUP, 18.06%, 08/03/2027 (a)(j)	Upstart	08/08/2022	6,770	6,573	6,694
L3328499.SRDUP, 24.16%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,375	1,335	1,356
L3328509.SRDUP, 17.07%, 08/05/2027 (a)(j)	Upstart	08/10/2022	5,872	5,701	5,832
L3328586.SRDUP, 17.2%, 08/03/2027 (a)(j)	Upstart	08/08/2022	5,866	5,696	5,816
L3328771.SRDUP, 19.34%, 08/03/2027 (a)(j)	Upstart	08/08/2022	5,389	5,233	5,352
L3328781.SRDUP, 12.12%, 08/03/2027 (a)(j)	Upstart	08/08/2022	7,482	7,265	7,444
L3328802.SRDUP, 13.39%, 08/03/2025 (a)(j)	Upstart	08/08/2022	4,295	4,174	4,269
L3328810.SRDUP, 22.4%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,669	1,620	1,645
L3328824.SRDUP, 11.28%, 08/03/2027 (a)(j)	Upstart	08/08/2022	12,480	12,119	12,429
L3328846.SRDUP, 15.15%, 08/03/2027 (a)(j)	Upstart	08/08/2022	7,820	7,619	7,765

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3328865.SRDUP, 19.98%, 08/03/2027 (a)(j)	Upstart	08/08/2022	$4,901	$4,759	$4,867
L3328874.SRDUP, 24.19%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,832	3,720	3,778
L3328915.SRDUP, 12.77%, 08/03/2027 (a)(j)	Upstart	08/08/2022	48,798	47,385	48,600
L3329055.SRDUP, 14.86%, 08/03/2027 (a)(j)	Upstart	08/08/2022	11,277	10,950	11,180
L3329088.SRDUP, 22.94%, 08/03/2027 (a)(j)	Upstart	08/08/2022	15,317	14,870	15,143
L3329091.SRDUP, 24.11%, 08/03/2027 (a)(j)	Upstart	08/08/2022	982	954	969
L3329098.SRDUP, 14.93%, 08/03/2027 (a)(j)	Upstart	08/08/2022	9,773	9,490	9,705
L3329108.SRDUP, 21%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,177	1,143	1,169
L3329112.SRDUP, 24.32%, 08/03/2027 (a)(j)	Upstart	08/08/2022	4,323	4,197	4,263
L3329189.SRDUP, 24.16%, 08/03/2027 (a)(j)	Upstart	08/08/2022	4,519	4,403	4,456
L3329272.SRDUP, 20.18%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,471	1,428	1,460
L3329389.SRDUP, 11.77%, 08/03/2025 (a)(j)	Upstart	08/08/2022	5,719	5,560	5,685
L3329500.SRDUP, 24.04%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,375	1,335	1,356
L3329522.SRDUP, 22.31%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,963	1,906	1,936
L3329539.SRDUP, 17.36%, 08/03/2027 (a)(j)	Upstart	08/08/2022	22,512	21,857	22,354
L3329542.SRDUP, 12.84%, 08/03/2027 (a)(j)	Upstart	08/08/2022	14,397	13,980	14,324
L3329611.SRDUP, 16.16%, 08/03/2025 (a)(j)	Upstart	08/08/2022	6,694	6,506	6,653
L3329625.SRDUP, 24.05%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,965	1,908	1,938
L3329647.SRDUP, 23.02%, 08/03/2027 (a)(j)	Upstart	08/08/2022	1,473	1,430	1,452
L3329726.SRDUP, 24.3%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,046	2,957	3,003
L3330225.SRDUP, 23.9%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,179	1,144	1,166
L3330321.SRDUP, 17.99%, 08/04/2027 (a)(j)(k)	Upstart	08/09/2022	12,677	12,308	12,569
L3330502.SRDUP, 10.16%, 08/04/2027 (a)(j)	Upstart	08/09/2022	12,665	12,299	12,641
L3330728.SRDUP, 23.69%, 08/04/2027 (a)(j)(k)	Upstart	08/09/2022	4,500	4,365	1,483
L3331070.SRDUP, 20.95%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,464	1,426	1,445
L3331127.SRDUP, 21.27%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,234	1,202	1,217
L3331146.SRDUP, 10.81%, 08/04/2025 (a)(j)	Upstart	08/09/2022	1,905	1,852	1,897
L3331188.SRDUP, 23.41%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,913	1,857	1,886
L3331199.SRDUP, 24.37%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,358	2,289	2,326
L3331252.SRDUP, 24.39%, 08/04/2027 (a)(j)	Upstart	08/09/2022	4,520	4,388	4,458
L3331262.SRDUP, 24.06%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,051	1,021	1,037
L3331276.SRDUP, 23.86%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,474	1,430	1,453
L3331309.SRDUP, 24.36%, 08/04/2027 (a)(j)	Upstart	08/09/2022	4,520	4,388	4,458
L3331315.SRDUP, 24.32%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,063	2,003	2,041
L3331357.SRDUP, 17.44%, 08/04/2025 (a)(j)	Upstart	08/09/2022	8,888	8,667	8,752
L3331419.SRDUP, 22.38%, 08/04/2027 (a)(j)	Upstart	08/09/2022	8,245	8,004	8,133
L3331456.SRDUP, 24.38%, 08/04/2027 (a)(j)	Upstart	08/09/2022	24,860	24,133	24,584
L3331514.SRDUP, 22.63%, 08/04/2027 (a)(j)	Upstart	08/09/2022	3,338	3,240	3,301
L3331573.SRDUP, 23.64%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,277	1,240	1,263
L3331592.SRDUP, 19.09%, 08/04/2025 (a)(j)(k)	Upstart	08/09/2022	3,417	3,315	2,043
L3331681.SRDUP, 15.47%, 08/04/2027 (a)(j)	Upstart	08/09/2022	48,885	47,468	48,552
L3331686.SRDUP, 14.06%, 08/04/2027 (a)(j)	Upstart	08/09/2022	10,744	10,433	10,672
L3331693.SRDUP, 22.32%, 08/04/2027 (a)(j)	Upstart	08/09/2022	6,871	6,670	6,777
L3331769.SRDUP, 21.48%, 08/04/2027 (a)(j)	Upstart	08/09/2022	14,689	14,261	14,564
L3331824.SRDUP, 24.29%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,257	2,191	2,226
L3331918.SRDUP, 19.09%, 08/04/2025 (a)(j)	Upstart	08/09/2022	3,833	3,725	3,783
L3331964.SRDUP, 24.19%, 08/04/2027 (a)(j)	Upstart	08/09/2022	5,600	5,437	5,524
L3331966.SRDUP, 23.2%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,044	2,955	3,007
L3331975.SRDUP, 15.31%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,444	2,373	2,427
L3331978.SRDUP, 16.78%, 08/04/2027 (a)(j)	Upstart	08/09/2022	13,781	13,381	13,688
L3331983.SRDUP, 15.15%, 08/04/2025 (a)(j)	Upstart	08/09/2022	5,351	5,201	5,308
L3332009.SRDUP, 22.87%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,964	1,906	1,937
L3332024.SRDUP, 20.29%, 08/04/2027 (a)(j)	Upstart	08/09/2022	980	952	974
L3332027.SRDUP, 19.09%, 08/04/2025 (a)(j)	Upstart	08/09/2022	1,437	1,397	1,418
L3332058.SRDUP, 15.34%, 08/04/2027 (a)(j)	Upstart	08/09/2022	4,884	4,742	4,843
L3332165.SRDUP, 20.25%, 08/04/2027 (a)(j)(k)	Upstart	08/09/2022	2,282	2,214	1,300
L3332224.SRDUP, 23.74%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,277	1,240	1,260

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3332227.SRDUP, 16.11%, 08/04/2027 (a)(j)	Upstart	08/09/2022	$38,046	$36,940	$37,786
L3332231.SRDUP, 12.99%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,245	2,180	2,236
L3332261.SRDUP, 26.71%, 08/04/2027 (a)(j)	Upstart	08/09/2022	5,706	5,539	5,625
L3332271.SRDUP, 21.35%, 08/04/2025 (a)(j)	Upstart	08/09/2022	11,515	11,190	11,364
L3332275.SRDUP, 24.35%, 08/04/2027 (a)(j)	Upstart	08/09/2022	21,452	20,822	21,094
L3332276.SRDUP, 20.27%, 08/04/2027 (a)(j)	Upstart	08/09/2022	11,765	11,422	11,684
L3332282.SRDUP, 24.25%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,179	1,145	1,171
L3332301.SRDUP, 24.4%, 08/04/2027 (a)(j)	Upstart	08/09/2022	4,802	4,678	4,722
L3332303.SRDUP, 13.43%, 08/04/2027 (a)(j)	Upstart	08/09/2022	6,835	6,637	6,808
L3332311.SRDUP, 24.29%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,769	1,717	1,744
L3332315.SRDUP, 24.17%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,456	2,384	2,423
L3332323.SRDUP, 24.15%, 08/04/2027 (a)(j)	Upstart	08/09/2022	2,554	2,480	2,520
L3332372.SRDUP, 11.3%, 08/04/2027 (a)(j)	Upstart	08/09/2022	9,750	9,501	9,732
L3332389.SRDUP, 17.52%, 08/04/2027 (a)(j)	Upstart	08/09/2022	4,894	4,752	4,875
L3332392.SRDUP, 20.63%, 08/04/2027 (a)(j)	Upstart	08/09/2022	25,496	24,753	25,321
L3332416.SRDUP, 24.21%, 08/04/2027 (a)(j)	Upstart	08/09/2022	1,965	1,908	1,938
L3332419.SRDUP, 21.12%, 08/04/2027 (a)(j)	Upstart	08/09/2022	5,493	5,333	5,433
L3332438.SRDUP, 16.85%, 08/04/2027 (a)(j)	Upstart	08/09/2022	9,785	9,534	9,718
L3333092.SRDUP, 18.94%, 08/09/2027 (a)(j)	Upstart	08/12/2022	10,953	10,633	10,869
L3333526.SRDUP, 16.48%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,152	2,090	2,138
L3334163.SRDUP, 23.85%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,474	1,430	1,454
L3334243.SRDUP, 13.25%, 08/05/2025 (a)(j)	Upstart	08/10/2022	1,287	1,251	1,278
L3334263.SRDUP, 24.4%, 08/05/2027 (a)(j)	Upstart	08/10/2022	3,335	3,238	3,289
L3334276.SRDUP, 13.91%, 08/05/2027 (a)(j)	Upstart	08/10/2022	11,720	11,380	11,675
L3334336.SRDUP, 24.24%, 08/05/2027 (a)(j)	Upstart	08/10/2022	8,253	8,012	8,164
L3334338.SRDUP, 23.54%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,473	1,430	1,457
L3334343.SRDUP, 18.72%, 08/05/2025 (a)(j)	Upstart	08/10/2022	14,369	13,964	14,186
L3334442.SRDUP, 13.58%, 08/05/2025 (a)(j)	Upstart	08/10/2022	9,545	9,277	9,490
L3334497.SRDUP, 17.06%, 08/05/2027 (a)(j)	Upstart	08/10/2022	6,850	6,651	6,805
L3334522.SRDUP, 22.2%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,451	2,379	2,411
L3334542.SRDUP, 15.07%, 08/05/2025 (a)(j)	Upstart	08/10/2022	14,230	13,830	14,098
L3334606.SRDUP, 14.89%, 08/05/2025 (a)(j)	Upstart	08/10/2022	21,305	20,707	21,137
L3334616.SRDUP, 24.33%, 08/05/2027 (a)(j)	Upstart	08/10/2022	10,020	9,730	9,926
L3334644.SRDUP, 16.25%, 08/05/2027 (a)(j)	Upstart	08/10/2022	14,085	13,676	13,991
L3334694.SRDUP, 12.97%, 08/05/2027 (a)(j)	Upstart	08/10/2022	8,297	8,056	8,265
L3334702.SRDUP, 24.37%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,670	1,622	1,652
L3334780.SRDUP, 13.56%, 08/05/2027 (a)(j)	Upstart	08/10/2022	48,823	47,407	48,634
L3334786.SRDUP, 16.68%, 08/05/2027 (a)(j)	Upstart	08/10/2022	7,338	7,124	7,289
L3334798.SRDUP, 13.66%, 08/05/2027 (a)(j)	Upstart	08/10/2022	975	947	970
L3334813.SRDUP, 13.93%, 08/05/2027 (a)(j)	Upstart	08/10/2022	29,398	28,546	29,285
L3334820.SRDUP, 24.32%, 08/05/2027 (a)(j)	Upstart	08/10/2022	3,341	3,243	3,296
L3334837.SRDUP, 19.11%, 08/05/2027 (a)(j)	Upstart	08/10/2022	5,095	4,946	5,075
L3334886.SRDUP, 23.51%, 08/05/2027 (a)(j)	Upstart	08/10/2022	13,768	13,366	13,586
L3334937.SRDUP, 12.64%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,462	1,419	1,455
L3334967.SRDUP, 21.24%, 08/05/2027 (a)(j)	Upstart	08/10/2022	15,695	15,237	15,488
L3334975.SRDUP, 23.22%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,964	1,907	1,938
L3335016.SRDUP, 24.3%, 08/05/2027 (a)(j)	Upstart	08/10/2022	8,450	8,203	8,338
L3335028.SRDUP, 24.2%, 08/05/2027 (a)(j)	Upstart	08/10/2022	3,537	3,434	3,499
L3335035.SRDUP, 24.36%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,709	2,630	2,664
L3335041.SRDUP, 24.28%, 08/05/2027 (a)(j)(k)	Upstart	08/10/2022	2,578	2,501	1,625
L3335049.SRDUP, 24.35%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,358	2,289	2,333
L3335052.SRDUP, 19.86%, 08/05/2025 (a)(j)	Upstart	08/10/2022	1,507	1,465	1,483
L3335057.SRDUP, 24.2%, 08/05/2027 (a)(j)	Upstart	08/10/2022	982	954	969
L3335122.SRDUP, 18.83%, 08/05/2027 (a)(j)(k)	Upstart	08/10/2022	49,507	48,023	28,186
L3335154.SRDUP, 19.62%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,254	2,188	2,230
L3335157.SRDUP, 15.14%, 08/05/2027 (a)(j)	Upstart	08/10/2022	19,084	18,529	18,923
L3335167.SRDUP, 24.38%, 08/05/2027 (a)(j)	Upstart	08/10/2022	7,165	6,952	7,042

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3335193.SRDUP, 9.39%, 08/05/2025 (a)(j)	Upstart	08/10/2022	$5,233	$5,087	$5,213
L3335198.SRDUP, 11.2%, 08/05/2025 (a)(j)	Upstart	08/10/2022	1,906	1,852	1,898
L3335200.SRDUP, 26.74%, 08/05/2027 (a)(j)	Upstart	08/10/2022	16,429	15,948	16,209
L3335206.SRDUP, 11.89%, 08/10/2027 (a)(j)	Upstart	08/15/2022	29,359	28,607	29,261
L3335234.SRDUP, 24.25%, 08/05/2027 (a)(j)	Upstart	08/10/2022	6,042	5,865	5,978
L3335255.SRDUP, 15.93%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,934	2,849	2,914
L3335274.SRDUP, 19.94%, 08/05/2027 (a)(j)	Upstart	08/10/2022	19,605	19,033	19,473
L3335285.SRDUP, 14.19%, 08/05/2027 (a)(j)	Upstart	08/10/2022	5,373	5,217	5,352
L3335293.SRDUP, 24.28%, 08/05/2027 (a)(j)	Upstart	08/10/2022	19,651	19,076	19,439
L3335300.SRDUP, 20.77%, 08/05/2025 (a)(j)(k)	Upstart	08/10/2022	4,667	4,528	2,930
L3335309.SRDUP, 21.34%, 08/05/2027 (a)(j)	Upstart	08/10/2022	981	952	970
L3335310.SRDUP, 17.09%, 08/05/2027 (a)(j)	Upstart	08/10/2022	3,914	3,801	3,888
L3335328.SRDUP, 22.19%, 08/05/2027 (a)(j)	Upstart	08/10/2022	14,722	14,292	14,564
L3335330.SRDUP, 12.79%, 08/05/2027 (a)(j)	Upstart	08/10/2022	4,880	4,738	4,861
L3335335.SRDUP, 20.55%, 08/05/2025 (a)(j)	Upstart	08/10/2022	959	932	947
L3335372.SRDUP, 12.85%, 08/05/2027 (a)(j)	Upstart	08/10/2022	16,337	15,864	16,257
L3335398.SRDUP, 24.07%, 08/05/2027 (a)(j)	Upstart	08/10/2022	982	954	969
L3335803.SRDUP, 23.23%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,499	5,338	5,445
L3336221.SRDUP, 22.61%, 08/08/2027 (a)(j)	Upstart	08/11/2022	49,085	47,650	48,598
L3336555.SRDUP, 13.86%, 08/08/2027 (a)(j)	Upstart	08/11/2022	7,351	7,138	7,317
L3336582.SRDUP, 23.96%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	4,397	4,268	4,329
L3336587.SRDUP, 24.41%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,081	1,049	1,068
L3336591.SRDUP, 18.08%, 08/08/2027 (a)(j)	Upstart	08/11/2022	10,967	10,685	10,899
L3336612.SRDUP, 20.66%, 08/08/2025 (a)(j)	Upstart	08/11/2022	3,261	3,169	3,223
L3336614.SRDUP, 24.39%, 08/08/2027 (a)(j)	Upstart	08/11/2022	6,378	6,191	6,281
L3336615.SRDUP, 24.37%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,670	1,622	1,650
L3336630.SRDUP, 14.29%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,897	3,783	3,867
L3336636.SRDUP, 20.21%, 08/08/2027 (a)(j)	Upstart	08/11/2022	14,216	13,849	14,076
L3336656.SRDUP, 23.24%, 08/08/2027 (a)(j)	Upstart	08/11/2022	7,856	7,626	7,778
L3336710.SRDUP, 14.1%, 08/08/2027 (a)(j)	Upstart	08/11/2022	4,396	4,268	4,380
L3336748.SRDUP, 10.37%, 08/10/2027 (a)(j)	Upstart	08/15/2022	48,761	47,349	48,683
L3336754.SRDUP, 23.89%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,029	999	1,016
L3336846.SRDUP, 13.41%, 08/08/2027 (a)(j)	Upstart	08/11/2022	11,712	11,372	11,623
L3336860.SRDUP, 17.48%, 08/08/2025 (a)(j)	Upstart	08/11/2022	2,871	2,800	2,850
L3336939.SRDUP, 24.36%, 08/08/2027 (a)(j)	Upstart	08/11/2022	2,359	2,290	2,330
L3336970.SRDUP, 21.34%, 08/08/2027 (a)(j)	Upstart	08/11/2022	13,319	12,929	13,108
L3337038.SRDUP, 13.11%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,464	1,422	1,459
L3337065.SRDUP, 19.46%, 08/08/2027 (a)(j)	Upstart	08/11/2022	980	951	974
L3337105.SRDUP, 15.18%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,910	3,796	3,886
L3337137.SRDUP, 22.45%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,632	3,538	3,588
L3337154.SRDUP, 15.75%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,956	1,899	1,944
L3337164.SRDUP, 13.34%, 08/08/2027 (a)(j)	Upstart	08/11/2022	30,266	29,388	30,081
L3337180.SRDUP, 21.63%, 08/08/2027 (a)(j)	Upstart	08/11/2022	19,344	18,778	19,105
L3337218.SRDUP, 23.75%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,501	5,340	5,433
L3337257.SRDUP, 22.81%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	43,483	42,211	42,945
L3337263.SRDUP, 24.06%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,242	3,147	3,202
L3337279.SRDUP, 16.73%, 08/08/2027 (a)(j)	Upstart	08/11/2022	4,892	4,750	4,862
L3337295.SRDUP, 18.29%, 08/08/2027 (a)(j)	Upstart	08/11/2022	27,225	26,432	27,057
L3337320.SRDUP, 24.31%, 08/08/2027 (a)(j)	Upstart	08/11/2022	4,225	4,101	4,173
L3337326.SRDUP, 20.19%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,172	1,138	1,163
L3337328.SRDUP, 18.14%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,875	5,704	5,839
L3337331.SRDUP, 14.34%, 08/08/2025 (a)(j)	Upstart	08/11/2022	38,493	37,342	38,291
L3337357.SRDUP, 24.15%, 08/08/2027 (a)(j)	Upstart	08/11/2022	22,008	21,363	21,738
L3337445.SRDUP, 24.26%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,173	1,139	1,155
L3337511.SRDUP, 24.14%, 08/08/2027 (a)(j)	Upstart	08/11/2022	5,305	5,150	5,240
L3337519.SRDUP, 24.31%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,341	3,243	3,300
L3337599.SRDUP, 18.51%, 08/08/2027 (a)(j)	Upstart	08/11/2022	10,774	10,460	10,707

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3337601.SRDUP, 21.78%, 08/08/2025 (a)(j)	Upstart	08/11/2022	$1,152	$1,120	$1,139
L3337620.SRDUP, 24.38%, 08/08/2027 (a)(j)	Upstart	08/11/2022	18,606	18,061	18,322
L3337668.SRDUP, 18.62%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,722	3,614	3,699
L3337682.SRDUP, 20.05%, 08/08/2027 (a)(j)	Upstart	08/11/2022	4,902	4,758	4,853
L3337685.SRDUP, 24.1%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,474	1,431	1,456
L3337703.SRDUP, 18.38%, 08/08/2025 (a)(j)	Upstart	08/11/2022	5,746	5,584	5,679
L3337769.SRDUP, 24.32%, 08/08/2027 (a)(j)	Upstart	08/11/2022	16,212	15,738	16,110
L3337784.SRDUP, 24.07%, 08/08/2027 (a)(j)	Upstart	08/11/2022	8,842	8,583	8,754
L3337820.SRDUP, 19.91%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,666	1,618	1,650
L3337835.SRDUP, 14.2%, 08/08/2027 (a)(j)	Upstart	08/11/2022	6,821	6,623	6,769
L3337906.SRDUP, 16.31%, 08/08/2027 (a)(j)	Upstart	08/11/2022	10,564	10,257	10,499
L3337922.SRDUP, 24.37%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,439	3,338	3,397
L3337929.SRDUP, 24.4%, 08/08/2027 (a)(j)	Upstart	08/11/2022	17,196	16,692	17,025
L3337936.SRDUP, 10.73%, 08/08/2027 (a)(j)	Upstart	08/11/2022	1,949	1,893	1,946
L3337947.SRDUP, 17.32%, 08/08/2027 (a)(j)	Upstart	08/11/2022	3,902	3,788	3,871
L3337979.SRDUP, 24.23%, 08/08/2027 (a)(j)	Upstart	08/11/2022	931	904	919
L3338042.SRDUP, 21.65%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	6,724	6,527	6,692
L3338050.SRDUP, 24.22%, 08/08/2027 (a)(j)(k)	Upstart	08/11/2022	1,388	1,347	846
L3338664.SRDUP, 23.49%, 08/10/2027 (a)(j)	Upstart	08/15/2022	6,089	5,911	6,019
L3338941.SRDUP, 22.53%, 08/09/2027 (a)(j)	Upstart	08/12/2022	982	953	972
L3340632.SRDUP, 17.8%, 08/09/2027 (a)(j)	Upstart	08/12/2022	25,455	24,713	25,302
L3340846.SRDUP, 14.8%, 08/09/2027 (a)(j)	Upstart	08/12/2022	14,658	14,232	14,571
L3341076.SRDUP, 10.32%, 08/09/2025 (a)(j)	Upstart	08/12/2022	11,427	11,106	11,385
L3341346.SRDUP, 22.18%, 08/09/2027 (a)(j)	Upstart	08/12/2022	6,281	6,098	6,243
L3341604.SRDUP, 24.37%, 08/09/2027 (a)(j)(k)	Upstart	08/12/2022	6,956	6,749	6,852
L3341625.SRDUP, 17.08%, 08/09/2027 (a)(j)	Upstart	08/12/2022	13,860	13,457	13,752
L3341652.SRDUP, 23.68%, 08/09/2027 (a)(j)(k)	Upstart	08/12/2022	1,785	1,731	1,087
L3341677.SRDUP, 13.13%, 08/09/2025 (a)(j)	Upstart	08/12/2022	14,147	13,749	14,056
L3341682.SRDUP, 18.2%, 08/09/2025 (a)(j)(k)	Upstart	08/12/2022	1,910	1,853	1,895
L3341687.SRDUP, 22.54%, 08/09/2027 (a)(j)	Upstart	08/12/2022	4,908	4,765	4,861
L3341704.SRDUP, 23.84%, 08/09/2027 (a)(j)(k)	Upstart	08/12/2022	1,300	1,261	432
L3341717.SRDUP, 19.95%, 08/09/2027 (a)(j)	Upstart	08/12/2022	28,427	27,598	28,155
L3341729.SRDUP, 15.33%, 08/09/2025 (a)(j)	Upstart	08/12/2022	10,130	9,845	10,077
L3341749.SRDUP, 17.51%, 08/09/2027 (a)(j)	Upstart	08/12/2022	7,831	7,603	7,784
L3341759.SRDUP, 24.15%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,179	1,149	1,168
L3341805.SRDUP, 23.67%, 08/09/2027 (a)(j)	Upstart	08/12/2022	4,813	4,672	4,756
L3341816.SRDUP, 20.3%, 08/09/2027 (a)(j)	Upstart	08/12/2022	29,413	28,555	29,131
L3341825.SRDUP, 13.75%, 08/09/2027 (a)(j)	Upstart	08/12/2022	3,809	3,711	3,786
L3341837.SRDUP, 16.58%, 08/09/2027 (a)(j)	Upstart	08/12/2022	21,343	20,721	21,180
L3341851.SRDUP, 13.16%, 08/09/2025 (a)(j)	Upstart	08/12/2022	6,679	6,492	6,645
L3341908.SRDUP, 24.27%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,722	1,671	1,700
L3341925.SRDUP, 20.98%, 08/09/2025 (a)(j)	Upstart	08/12/2022	2,878	2,797	2,845
L3341955.SRDUP, 24.4%, 08/09/2027 (a)(j)	Upstart	08/12/2022	3,252	3,157	3,214
L3341962.SRDUP, 18.76%, 08/09/2027 (a)(j)	Upstart	08/12/2022	6,857	6,657	6,816
L3342073.SRDUP, 23.36%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,670	1,621	1,650
L3342078.SRDUP, 19.07%, 08/09/2027 (a)(j)	Upstart	08/12/2022	5,856	5,685	5,811
L3342110.SRDUP, 18.67%, 08/09/2027 (a)(j)	Upstart	08/12/2022	10,164	9,868	10,081
L3342120.SRDUP, 21.37%, 08/09/2025 (a)(j)(k)	Upstart	08/12/2022	980	951	613
L3342129.SRDUP, 22.43%, 08/09/2027 (a)(j)	Upstart	08/12/2022	9,816	9,529	9,700
L3342154.SRDUP, 21.88%, 08/09/2027 (a)(j)	Upstart	08/12/2022	5,542	5,380	5,470
L3342184.SRDUP, 22.11%, 08/09/2027 (a)(j)(k)	Upstart	08/12/2022	4,934	4,787	3,002
L3342196.SRDUP, 22.7%, 08/09/2027 (a)(j)	Upstart	08/12/2022	5,498	5,337	5,433
L3342241.SRDUP, 24.4%, 08/09/2027 (a)(j)	Upstart	08/12/2022	5,404	5,246	5,340
L3342266.SRDUP, 24.4%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,850	2,766	2,816
L3342277.SRDUP, 9.84%, 08/09/2025 (a)(j)	Upstart	08/12/2022	1,386	1,347	1,379
L3342287.SRDUP, 22.66%, 08/09/2027 (a)(j)	Upstart	08/12/2022	5,894	5,722	5,837
L3342349.SRDUP, 12.04%, 08/09/2027 (a)(j)	Upstart	08/12/2022	4,292	4,168	4,277

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3342369.SRDUP, 18.65%, 08/09/2027 (a)(j)	Upstart	08/12/2022	$10,971	$10,651	$10,905
L3342371.SRDUP, 13.72%, 08/09/2027 (a)(j)	Upstart	08/12/2022	977	948	973
L3342388.SRDUP, 24.36%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,277	1,240	1,262
L3342402.SRDUP, 10.98%, 08/09/2027 (a)(j)	Upstart	08/12/2022	48,739	47,327	48,658
L3342413.SRDUP, 24.28%, 08/09/2027 (a)(j)	Upstart	08/12/2022	4,323	4,211	4,281
L3342415.SRDUP, 24.4%, 08/09/2027 (a)(j)	Upstart	08/12/2022	32,230	31,286	31,918
L3342427.SRDUP, 24.29%, 08/09/2027 (a)(j)	Upstart	08/12/2022	7,074	6,867	6,990
L3342459.SRDUP, 24.34%, 08/09/2027 (a)(j)	Upstart	08/12/2022	5,502	5,341	5,437
L3342477.SRDUP, 23.12%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,946	2,860	2,917
L3342482.SRDUP, 16.37%, 08/09/2027 (a)(j)	Upstart	08/12/2022	19,075	18,519	18,960
L3342485.SRDUP, 24.31%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,358	2,289	2,330
L3342499.SRDUP, 24.21%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,063	2,003	2,043
L3342526.SRDUP, 19.91%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,958	1,901	1,943
L3342537.SRDUP, 24.33%, 08/09/2027 (a)(j)	Upstart	08/12/2022	2,456	2,393	2,427
L3342549.SRDUP, 17.64%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,468	1,426	1,460
L3342573.SRDUP, 24.37%, 08/09/2027 (a)(j)	Upstart	08/12/2022	5,601	5,437	5,534
L3342624.SRDUP, 14.33%, 08/09/2027 (a)(j)	Upstart	08/12/2022	1,951	1,895	1,937
L3342659.SRDUP, 19.47%, 08/09/2027 (a)(j)	Upstart	08/12/2022	8,839	8,581	8,786
L3342687.SRDUP, 13.12%, 08/09/2027 (a)(j)	Upstart	08/12/2022	7,786	7,560	7,751
L3342727.SRDUP, 17.14%, 08/09/2025 (a)(j)	Upstart	08/12/2022	1,914	1,860	1,900
L3342908.SRDUP, 11.9%, 08/10/2027 (a)(j)	Upstart	08/15/2022	17,090	16,595	17,008
L3343140.SRDUP, 19.76%, 08/10/2027 (a)(j)	Upstart	08/15/2022	9,090	8,824	8,984
L3343534.SRDUP, 11.81%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,438	2,368	2,434
L3343669.SRDUP, 24.38%, 08/10/2027 (a)(j)	Upstart	08/15/2022	21,126	20,507	20,928
L3343971.SRDUP, 12.94%, 08/10/2027 (a)(j)	Upstart	08/15/2022	5,856	5,686	5,837
L3344086.SRDUP, 20.72%, 08/10/2027 (a)(j)	Upstart	08/15/2022	7,847	7,617	7,773
L3344142.SRDUP, 21.22%, 08/10/2025 (a)(j)	Upstart	08/15/2022	2,238	2,174	2,203
L3344189.SRDUP, 24.26%, 08/10/2027 (a)(j)	Upstart	08/15/2022	5,052	4,904	5,006
L3344204.SRDUP, 23.06%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,316	3,219	3,276
L3344339.SRDUP, 21.99%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,337	3,239	3,305
L3344355.SRDUP, 24.25%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,341	3,243	3,303
L3344380.SRDUP, 15.3%, 08/10/2027 (a)(j)	Upstart	08/15/2022	17,596	17,084	17,494
L3344403.SRDUP, 22.37%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,963	1,906	1,941
L3344404.SRDUP, 22.89%, 08/10/2027 (a)(j)	Upstart	08/15/2022	14,727	14,297	14,590
L3344419.SRDUP, 24.28%, 08/10/2027 (a)(j)	Upstart	08/15/2022	7,860	7,630	7,787
L3344431.SRDUP, 21.55%, 08/10/2027 (a)(j)	Upstart	08/15/2022	13,834	13,429	13,705
L3344444.SRDUP, 13.76%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,930	2,845	2,913
L3344445.SRDUP, 23.72%, 08/10/2027 (a)(j)(k)	Upstart	08/15/2022	2,626	2,547	2,592
L3344527.SRDUP, 24.34%, 08/10/2027 (a)(j)	Upstart	08/15/2022	4,029	3,911	3,982
L3344555.SRDUP, 17.13%, 08/10/2027 (a)(j)	Upstart	08/15/2022	6,655	6,461	6,616
L3344597.SRDUP, 16.43%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,935	2,849	2,918
L3344623.SRDUP, 19.2%, 08/10/2027 (a)(j)	Upstart	08/15/2022	4,900	4,757	4,871
L3344624.SRDUP, 24.25%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,653	2,575	2,622
L3344636.SRDUP, 22.66%, 08/10/2027 (a)(j)	Upstart	08/15/2022	7,265	7,052	7,181
L3344675.SRDUP, 16.66%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,250	2,185	2,237
L3344676.SRDUP, 24%, 08/10/2027 (a)(j)	Upstart	08/15/2022	31,142	30,231	30,783
L3344681.SRDUP, 15.35%, 08/10/2027 (a)(j)	Upstart	08/15/2022	16,130	15,715	16,036
L3344740.SRDUP, 16.8%, 08/10/2027 (a)(j)	Upstart	08/15/2022	1,468	1,425	1,459
L3344765.SRDUP, 18.07%, 08/10/2025 (a)(j)	Upstart	08/15/2022	2,202	2,140	2,187
L3344812.SRDUP, 10.51%, 08/10/2027 (a)(j)	Upstart	08/15/2022	19,489	18,925	19,458
L3344834.SRDUP, 21.36%, 08/10/2025 (a)(j)	Upstart	08/15/2022	960	932	949
L3344903.SRDUP, 12.02%, 08/10/2027 (a)(j)	Upstart	08/15/2022	22,436	21,785	22,360
L3344956.SRDUP, 24.2%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,253	3,158	3,223
L3344977.SRDUP, 21.53%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,331	2,263	2,303
L3344994.SRDUP, 13.24%, 08/10/2027 (a)(j)	Upstart	08/15/2022	7,810	7,583	7,783
L3345011.SRDUP, 24.01%, 08/10/2027 (a)(j)	Upstart	08/15/2022	18,469	17,992	18,296
L3345024.SRDUP, 24.24%, 08/10/2027 (a)(j)	Upstart	08/15/2022	2,063	2,003	2,039

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3345046.SRDUP, 19.99%, 08/10/2027 (a)(j)	Upstart	08/15/2022	$9,803	$9,516	$9,712
L3345066.SRDUP, 19.55%, 08/10/2027 (a)(j)	Upstart	08/15/2022	3,439	3,339	3,408
L3345081.SRDUP, 24.33%, 08/10/2027 (a)(j)	Upstart	08/15/2022	8,647	8,393	8,565
L3345209.SRDUP, 23.94%, 08/10/2027 (a)(j)	Upstart	08/15/2022	4,421	4,291	4,394
L3386778.SRDUP, 17.37%, 09/01/2027 (a)(j)	Upstart	09/07/2022	13,849	13,441	13,747
L3388108.SRDUP, 22.65%, 09/01/2027 (a)(j)	Upstart	09/07/2022	9,604	9,354	9,458
L3388534.SRDUP, 22.23%, 09/01/2025 (a)(j)	Upstart	09/07/2022	9,800	9,516	9,665
L3390668.SRDUP, 22.47%, 09/01/2025 (a)(j)	Upstart	09/07/2022	2,273	2,208	2,240
L3390824.SRDUP, 20.97%, 09/01/2027 (a)(j)	Upstart	09/07/2022	21,388	20,757	21,136
L3391045.SRDUP, 16.23%, 09/01/2027 (a)(j)	Upstart	09/07/2022	10,878	10,558	10,798
L3391163.SRDUP, 14.98%, 09/01/2025 (a)(j)	Upstart	09/07/2022	8,075	7,871	8,003
L3391202.SRDUP, 16.98%, 09/01/2027 (a)(j)(k)	Upstart	09/07/2022	6,907	6,704	6,856
L3391321.SRDUP, 15.58%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,186	1,152	1,178
L3391351.SRDUP, 21.08%, 09/01/2027 (a)(j)	Upstart	09/07/2022	4,456	4,324	4,391
L3391362.SRDUP, 14.36%, 09/01/2027 (a)(j)(k)	Upstart	09/07/2022	47,346	45,956	47,001
L3391407.SRDUP, 14.42%, 09/01/2027 (a)(j)	Upstart	09/07/2022	11,959	11,608	11,872
L3391410.SRDUP, 17.73%, 09/01/2027 (a)(j)	Upstart	09/07/2022	14,939	14,550	14,828
L3391411.SRDUP, 25.21%, 09/01/2027 (a)(j)	Upstart	09/07/2022	991	962	977
L3391418.SRDUP, 28.34%, 09/01/2027 (a)(j)	Upstart	09/07/2022	5,753	5,583	5,666
L3391427.SRDUP, 15.62%, 09/01/2027 (a)(j)	Upstart	09/07/2022	10,579	10,268	10,502
L3391434.SRDUP, 23.72%, 09/01/2027 (a)(j)	Upstart	09/07/2022	19,818	19,231	19,528
L3391489.SRDUP, 23.36%, 09/01/2027 (a)(j)	Upstart	09/07/2022	6,539	6,346	6,444
L3391511.SRDUP, 28.46%, 09/01/2027 (a)(j)	Upstart	09/07/2022	13,888	13,523	13,676
L3391531.SRDUP, 15.72%, 09/01/2025 (a)(j)	Upstart	09/07/2022	3,227	3,134	3,199
L3391572.SRDUP, 17.31%, 09/01/2027 (a)(j)	Upstart	09/07/2022	19,784	19,201	19,638
L3391613.SRDUP, 28.33%, 09/01/2027 (a)(j)	Upstart	09/07/2022	5,158	5,005	5,080
L3391617.SRDUP, 22.34%, 09/01/2027 (a)(j)	Upstart	09/07/2022	991	961	979
L3391640.SRDUP, 12.14%, 09/01/2027 (a)(j)	Upstart	09/07/2022	29,630	28,761	29,503
L3391648.SRDUP, 19.51%, 09/01/2027 (a)(j)	Upstart	09/07/2022	9,403	9,126	9,333
L3391697.SRDUP, 25.26%, 09/01/2025 (a)(j)	Upstart	09/07/2022	31,388	30,477	30,951
L3391709.SRDUP, 22.01%, 09/01/2027 (a)(j)	Upstart	09/07/2022	990	961	979
L3391738.SRDUP, 27.53%, 09/01/2027 (a)(j)	Upstart	09/07/2022	6,903	6,699	6,798
L3391747.SRDUP, 10.36%, 09/01/2025 (a)(j)	Upstart	09/07/2022	1,269	1,233	1,263
L3391820.SRDUP, 24.72%, 09/01/2027 (a)(j)	Upstart	09/07/2022	9,717	9,430	9,571
L3391831.SRDUP, 19.68%, 09/01/2025 (a)(j)	Upstart	09/07/2022	979	951	966
L3391888.SRDUP, 19.26%, 09/01/2027 (a)(j)	Upstart	09/07/2022	18,112	17,640	17,977
L3391896.SRDUP, 25.4%, 09/01/2027 (a)(j)	Upstart	09/07/2022	6,939	6,733	6,856
L3391924.SRDUP, 23.65%, 09/01/2025 (a)(j)	Upstart	09/07/2022	3,922	3,808	3,867
L3391968.SRDUP, 11.21%, 09/01/2027 (a)(j)	Upstart	09/07/2022	19,747	19,168	19,705
L3391974.SRDUP, 26.5%, 09/01/2027 (a)(j)	Upstart	09/07/2022	1,686	1,641	1,660
L3392009.SRDUP, 28.78%, 09/01/2027 (a)(j)	Upstart	09/07/2022	11,409	11,070	11,234
L3392015.SRDUP, 20.84%, 09/01/2027 (a)(j)	Upstart	09/07/2022	11,882	11,531	11,793
L3392022.SRDUP, 21.97%, 09/01/2027 (a)(j)	Upstart	09/07/2022	5,448	5,286	5,383
L3392064.SRDUP, 26.1%, 09/01/2025 (a)(j)	Upstart	09/07/2022	2,943	2,858	2,891
L3392168.SRDUP, 18.37%, 09/01/2027 (a)(j)	Upstart	09/07/2022	24,738	24,008	24,554
L3392189.SRDUP, 11.72%, 09/01/2027 (a)(j)	Upstart	09/07/2022	24,276	23,565	24,171
L3392300.SRDUP, 26.57%, 09/02/2027 (a)(j)	Upstart	09/08/2022	14,873	14,433	14,659
L3392406.SRDUP, 14.33%, 09/02/2027 (a)(j)	Upstart	09/08/2022	9,883	9,593	9,813
L3393914.SRDUP, 24.11%, 09/02/2027 (a)(j)	Upstart	09/08/2022	15,381	14,926	15,246
L3393918.SRDUP, 13.27%, 09/02/2027 (a)(j)	Upstart	09/08/2022	14,326	13,905	14,266
L3394012.SRDUP, 22.75%, 09/02/2027 (a)(j)	Upstart	09/08/2022	16,544	16,055	16,352
L3394096.SRDUP, 14.19%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,953	3,837	3,925
L3394103.SRDUP, 18.16%, 09/02/2027 (a)(j)	Upstart	09/08/2022	9,796	9,507	9,725
L3394166.SRDUP, 27.1%, 09/02/2025 (a)(j)	Upstart	09/08/2022	4,751	4,613	4,665
L3394171.SRDUP, 25.81%, 09/02/2027 (a)(j)	Upstart	09/08/2022	8,922	8,658	8,794
L3394206.SRDUP, 15.01%, 09/02/2027 (a)(j)	Upstart	09/08/2022	1,186	1,155	1,178
L3394268.SRDUP, 24.64%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,964	3,847	3,908

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3394336.SRDUP, 20.27%, 09/02/2025 (a)(j)	Upstart	09/08/2022	$4,072	$3,968	$4,012
L3394346.SRDUP, 28.36%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,456	5,294	5,375
L3394367.SRDUP, 18.49%, 09/02/2027 (a)(j)	Upstart	09/08/2022	9,895	9,604	9,824
L3394379.SRDUP, 25.54%, 09/02/2027 (a)(j)	Upstart	09/08/2022	2,478	2,405	2,460
L3394399.SRDUP, 24.85%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,370	3,270	3,331
L3394413.SRDUP, 21.88%, 09/02/2027 (a)(j)	Upstart	09/08/2022	8,419	8,170	8,321
L3394467.SRDUP, 28.56%, 09/02/2027 (a)(j)	Upstart	09/08/2022	7,043	6,834	6,939
L3394493.SRDUP, 25.08%, 09/02/2027 (a)(j)	Upstart	09/08/2022	49,561	48,093	48,836
L3394501.SRDUP, 20.14%, 09/02/2027 (a)(j)	Upstart	09/08/2022	9,900	9,608	9,786
L3394526.SRDUP, 27.22%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,877	5,703	5,792
L3394551.SRDUP, 28.63%, 09/02/2027 (a)(j)	Upstart	09/08/2022	18,055	17,519	17,787
L3394593.SRDUP, 28.14%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,456	5,294	5,375
L3394600.SRDUP, 22.76%, 09/02/2025 (a)(j)	Upstart	09/08/2022	4,313	4,202	4,255
L3394650.SRDUP, 13.04%, 09/02/2025 (a)(j)	Upstart	09/08/2022	9,203	8,939	9,145
L3394680.SRDUP, 20.76%, 09/02/2027 (a)(j)	Upstart	09/08/2022	11,288	10,954	11,158
L3394726.SRDUP, 25.9%, 09/02/2027 (a)(j)	Upstart	09/08/2022	2,978	2,890	2,962
L3394742.SRDUP, 16.94%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,879	3,778	3,851
L3394760.SRDUP, 21.48%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,961	3,844	3,916
L3394784.SRDUP, 13.16%, 09/02/2027 (a)(j)	Upstart	09/08/2022	4,446	4,315	4,427
L3394802.SRDUP, 17.07%, 09/02/2027 (a)(j)	Upstart	09/08/2022	34,620	33,600	34,371
L3394806.SRDUP, 16.53%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,934	5,759	5,891
L3394859.SRDUP, 21%, 09/02/2027 (a)(j)	Upstart	09/08/2022	35,251	34,210	34,993
L3394881.SRDUP, 25.18%, 09/02/2027 (a)(j)	Upstart	09/08/2022	3,568	3,463	3,527
L3394882.SRDUP, 19.04%, 09/02/2027 (a)(j)	Upstart	09/08/2022	7,423	7,204	7,369
L3394950.SRDUP, 20.41%, 09/02/2027 (a)(j)	Upstart	09/08/2022	19,856	19,340	19,686
L3394956.SRDUP, 28.53%, 09/02/2027 (a)(j)	Upstart	09/08/2022	7,422	7,202	7,333
L3394974.SRDUP, 9.6%, 09/02/2025 (a)(j)	Upstart	09/08/2022	2,833	2,752	2,821
L3394987.SRDUP, 18.43%, 09/02/2027 (a)(j)	Upstart	09/08/2022	5,442	5,301	5,403
L3394996.SRDUP, 16.59%, 09/02/2027 (a)(j)	Upstart	09/08/2022	6,813	6,612	6,763
L3395099.SRDUP, 28.14%, 09/02/2027 (a)(j)	Upstart	09/08/2022	4,166	4,057	4,104
L3395116.SRDUP, 28.01%, 09/02/2027 (a)(j)	Upstart	09/08/2022	4,364	4,235	4,301
L3395140.SRDUP, 13.03%, 09/02/2025 (a)(j)	Upstart	09/08/2022	4,397	4,270	4,370
L3395193.SRDUP, 23.31%, 09/02/2027 (a)(j)(k)	Upstart	09/08/2022	3,000	2,911	1,819
L3395195.SRDUP, 18.93%, 09/02/2027 (a)(j)	Upstart	09/08/2022	7,808	7,578	7,750
L3395228.SRDUP, 11.28%, 09/02/2025 (a)(j)	Upstart	09/08/2022	5,457	5,319	5,433
L3395239.SRDUP, 20.37%, 09/02/2025 (a)(j)	Upstart	09/08/2022	4,897	4,755	4,832
L3401189.SRDUP, 14.71%, 09/06/2027 (a)(j)	Upstart	09/09/2022	17,792	17,269	17,677
L3401194.SRDUP, 22.61%, 09/06/2027 (a)(j)	Upstart	09/09/2022	6,221	6,037	6,156
L3401248.SRDUP, 25.98%, 09/06/2025 (a)(j)	Upstart	09/09/2022	15,697	15,241	15,453
L3401278.SRDUP, 12.25%, 09/06/2027 (a)(j)	Upstart	09/09/2022	7,902	7,670	7,871
L3401283.SRDUP, 18.06%, 09/06/2025 (a)(j)	Upstart	09/09/2022	13,701	13,305	13,624
L3401316.SRDUP, 15.39%, 09/06/2027 (a)(j)	Upstart	09/09/2022	5,438	5,278	5,402
L3401321.SRDUP, 15.57%, 09/06/2027 (a)(j)	Upstart	09/09/2022	2,960	2,872	2,940
L3401328.SRDUP, 14.05%, 09/06/2027 (a)(j)	Upstart	09/09/2022	24,660	23,934	24,501
L3401351.SRDUP, 24.79%, 09/06/2027 (a)(j)	Upstart	09/09/2022	22,413	21,750	22,117
L3401383.SRDUP, 28.47%, 09/06/2025 (a)(j)	Upstart	09/09/2022	18,065	17,601	17,842
L3401394.SRDUP, 22.75%, 09/06/2027 (a)(j)	Upstart	09/09/2022	9,318	9,043	9,247
L3401522.SRDUP, 15.59%, 09/06/2027 (a)(j)	Upstart	09/09/2022	44,085	42,782	43,764
L3401534.SRDUP, 28.45%, 09/06/2027 (a)(j)	Upstart	09/09/2022	13,392	12,995	13,216
L3401565.SRDUP, 11.78%, 09/06/2025 (a)(j)	Upstart	09/09/2022	1,953	1,897	1,942
L3401583.SRDUP, 27.59%, 09/06/2025 (a)(j)	Upstart	09/09/2022	5,006	4,860	4,928
L3401599.SRDUP, 17.43%, 09/06/2027 (a)(j)	Upstart	09/09/2022	7,518	7,297	7,469
L3401756.SRDUP, 24.21%, 09/06/2027 (a)(j)(k)	Upstart	09/09/2022	1,500	1,455	912
L3401850.SRDUP, 16.4%, 09/06/2027 (a)(j)	Upstart	09/09/2022	21,460	20,902	21,320
L3401860.SRDUP, 22.93%, 09/06/2025 (a)(j)	Upstart	09/09/2022	2,450	2,379	2,421
L3402012.SRDUP, 18.24%, 09/06/2027 (a)(j)	Upstart	09/09/2022	2,461	2,389	2,445
L3402023.SRDUP, 14.02%, 09/06/2027 (a)(j)	Upstart	09/09/2022	11,859	11,510	11,783

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3402051.SRDUP, 23.11%, 09/06/2027 (a)(j)	Upstart	09/09/2022	$6,638	$6,442	$6,593
L3402058.SRDUP, 21.73%, 09/06/2027 (a)(j)	Upstart	09/09/2022	17,233	16,724	17,053
L3402105.SRDUP, 17.36%, 09/06/2027 (a)(j)	Upstart	09/09/2022	4,946	4,800	4,926
L3402156.SRDUP, 17.19%, 09/06/2027 (a)(j)	Upstart	09/09/2022	27,202	26,401	27,024
L3402178.SRDUP, 12.75%, 09/06/2027 (a)(j)	Upstart	09/09/2022	24,696	23,971	24,602
L3402211.SRDUP, 17.13%, 09/06/2025 (a)(j)	Upstart	09/09/2022	2,380	2,311	2,361
L3402220.SRDUP, 28.1%, 09/06/2027 (a)(j)	Upstart	09/09/2022	4,761	4,620	4,699
L3402304.SRDUP, 28.21%, 09/06/2027 (a)(j)	Upstart	09/09/2022	4,761	4,620	4,710
L3402384.SRDUP, 12.6%, 09/06/2027 (a)(j)	Upstart	09/09/2022	8,495	8,246	8,463
L3402519.SRDUP, 28.78%, 09/06/2027 (a)(j)	Upstart	09/09/2022	18,254	17,712	18,014
L3402546.SRDUP, 10.81%, 09/06/2025 (a)(j)	Upstart	09/09/2022	2,343	2,276	2,334
L3402602.SRDUP, 17.98%, 09/06/2027 (a)(j)	Upstart	09/09/2022	13,852	13,443	13,761
L3402617.SRDUP, 23.96%, 09/06/2027 (a)(j)	Upstart	09/09/2022	1,982	1,923	1,956
L3402648.SRDUP, 28.18%, 09/06/2027 (a)(j)	Upstart	09/09/2022	4,265	4,139	4,220
L3470030.SRDUP, 16.6%, 10/13/2027 (a)(j)	Upstart	10/18/2022	9,300	9,021	9,270
L3484826.SRDUP, 16.21%, 10/13/2027 (a)(j)	Upstart	10/18/2022	40,000	38,801	39,873
L3493753.SRDUP, 23.49%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,200	3,104	3,175
L3496979.SRDUP, 10.1%, 10/13/2027 (a)(j)	Upstart	10/18/2022	20,000	19,403	19,981
L3498493.SRDUP, 17.07%, 10/13/2025 (a)(j)	Upstart	10/18/2022	6,000	5,821	5,975
L3498513.SRDUP, 21.69%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,500	3,395	3,481
L3499014.SRDUP, 24.2%, 10/13/2027 (a)(j)	Upstart	10/18/2022	9,400	9,118	9,350
L3499047.SRDUP, 23.23%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,500	2,434	2,484
L3499215.SRDUP, 21.09%, 10/13/2025 (a)(j)	Upstart	10/18/2022	4,500	4,366	4,471
L3499681.SRDUP, 24.38%, 10/13/2027 (a)(j)	Upstart	10/18/2022	13,600	13,192	13,511
L3499728.SRDUP, 26.64%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,200	1,164	1,192
L3499786.SRDUP, 23.44%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,000	970	995
L3499815.SRDUP, 24.33%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,600	7,372	7,559
L3499830.SRDUP, 24.73%, 10/13/2025 (a)(j)	Upstart	10/18/2022	20,000	19,402	19,829
L3499832.SRDUP, 23.82%, 10/13/2027 (a)(j)	Upstart	10/18/2022	10,000	9,700	9,934
L3499842.SRDUP, 24.37%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,300	2,231	2,288
L3499892.SRDUP, 18.66%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,000	10,670	10,964
L3499895.SRDUP, 14.94%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,000	5,820	5,989
L3499912.SRDUP, 17.9%, 10/13/2025 (a)(j)	Upstart	10/18/2022	6,000	5,842	5,962
L3499914.SRDUP, 23.26%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,000	2,910	2,980
L3499928.SRDUP, 21.59%, 10/13/2025 (a)(j)	Upstart	10/18/2022	35,000	33,955	34,773
L3499941.SRDUP, 24.36%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,100	6,887	7,053
L3499944.SRDUP, 9.7%, 10/13/2025 (a)(j)	Upstart	10/18/2022	2,500	2,426	2,496
L3499960.SRDUP, 18.83%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,200	10,864	11,164
L3500017.SRDUP, 22.74%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,500	1,455	1,490
L3500036.SRDUP, 24.24%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,900	7,663	7,858
L3500040.SRDUP, 15.14%, 10/13/2025 (a)(j)	Upstart	10/18/2022	10,000	9,703	9,958
L3500057.SRDUP, 12.99%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,000	7,789	7,985
L3500079.SRDUP, 20.78%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,500	11,155	11,426
L3500091.SRDUP, 20.2%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,800	2,716	2,791
L3500107.SRDUP, 17.93%, 10/13/2027 (a)(j)	Upstart	10/18/2022	20,000	19,400	19,936
L3500112.SRDUP, 22.46%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,500	4,365	4,476
L3500128.SRDUP, 12.31%, 10/13/2027 (a)(j)	Upstart	10/18/2022	19,100	18,529	19,065
L3500157.SRDUP, 18.67%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,000	3,894	3,987
L3500169.SRDUP, 22.76%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,900	1,843	1,888
L3500174.SRDUP, 14.88%, 10/13/2027 (a)(j)	Upstart	10/18/2022	16,700	16,200	16,669
L3500193.SRDUP, 19.46%, 10/13/2025 (a)(j)	Upstart	10/18/2022	2,200	2,134	2,186
L3500231.SRDUP, 15.36%, 10/13/2027 (a)(j)	Upstart	10/18/2022	13,000	12,611	12,959
L3500243.SRDUP, 22.33%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,500	3,395	3,481
L3500271.SRDUP, 13.28%, 10/13/2027 (a)(j)	Upstart	10/18/2022	50,000	48,504	49,908
L3500293.SRDUP, 14.63%, 10/13/2027 (a)(j)	Upstart	10/18/2022	18,000	17,461	17,943
L3500312.SRDUP, 16.33%, 10/13/2027 (a)(j)	Upstart	10/18/2022	5,600	5,432	5,582
L3500343.SRDUP, 11.65%, 10/13/2025 (a)(j)	Upstart	10/18/2022	3,800	3,687	3,790

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3500371.SRDUP, 18.38%, 10/13/2027 (a)(j)	Upstart	10/18/2022	$20,000	$19,470	$19,895
L3500416.SRDUP, 21.18%, 10/13/2027 (a)(j)	Upstart	10/18/2022	35,000	33,950	34,885
L3500423.SRDUP, 16.29%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,200	6,014	6,180
L3500425.SRDUP, 13.3%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,232	7,986	8,216
L3500427.SRDUP, 21.42%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,000	3,880	3,979
L3500444.SRDUP, 24.4%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,000	7,760	7,957
L3500445.SRDUP, 17.79%, 10/13/2027 (a)(j)	Upstart	10/18/2022	5,500	5,335	5,482
L3500458.SRDUP, 19.1%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,000	7,760	7,974
L3500472.SRDUP, 24.28%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,700	1,649	1,689
L3500482.SRDUP, 15.02%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,900	8,633	8,872
L3500484.SRDUP, 20.57%, 10/13/2027 (a)(j)	Upstart	10/18/2022	13,400	12,998	13,313
L3500485.SRDUP, 19.76%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,500	7,275	7,476
L3500488.SRDUP, 23.52%, 10/13/2027 (a)(j)	Upstart	10/18/2022	23,400	22,698	23,247
L3500491.SRDUP, 17.06%, 10/13/2027 (a)(j)	Upstart	10/18/2022	35,000	33,951	34,888
L3500497.SRDUP, 22.79%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,500	4,381	4,471
L3500563.SRDUP, 14.02%, 10/13/2027 (a)(j)	Upstart	10/18/2022	11,200	10,904	11,165
L3500580.SRDUP, 14.91%, 10/13/2027 (a)(j)	Upstart	10/18/2022	25,000	24,251	24,921
L3500588.SRDUP, 10.88%, 10/13/2025 (a)(j)	Upstart	10/18/2022	2,000	1,941	1,997
L3500600.SRDUP, 21.06%, 10/13/2027 (a)(j)	Upstart	10/18/2022	10,000	9,700	9,947
L3500620.SRDUP, 14.71%, 10/13/2027 (a)(j)	Upstart	10/18/2022	20,000	19,401	19,937
L3500646.SRDUP, 22.98%, 10/13/2027 (a)(j)	Upstart	10/18/2022	10,000	9,700	9,935
L3500652.SRDUP, 10.96%, 10/13/2027 (a)(j)	Upstart	10/18/2022	40,000	38,944	39,962
L3500692.SRDUP, 24.4%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,400	4,268	4,371
L3500693.SRDUP, 17.67%, 10/13/2025 (a)(j)	Upstart	10/18/2022	6,000	5,842	5,962
L3500697.SRDUP, 20.76%, 10/13/2025 (a)(j)	Upstart	10/18/2022	7,800	7,567	7,750
L3500718.SRDUP, 20.37%, 10/13/2025 (a)(j)	Upstart	10/18/2022	12,500	12,127	12,446
L3500730.SRDUP, 21.61%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,000	7,788	7,948
L3500779.SRDUP, 24.29%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,000	6,790	6,962
L3500797.SRDUP, 14.46%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,800	4,656	4,791
L3500805.SRDUP, 19.56%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,223	3,138	3,211
L3500818.SRDUP, 19%, 10/13/2027 (a)(j)	Upstart	10/18/2022	30,000	29,100	29,903
L3500820.SRDUP, 24.33%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,800	1,746	1,788
L3500831.SRDUP, 24%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,500	1,455	1,490
L3500838.SRDUP, 20.91%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,000	6,790	6,977
L3500846.SRDUP, 12.54%, 10/13/2025 (a)(j)	Upstart	10/18/2022	2,000	1,941	1,995
L3500869.SRDUP, 16.64%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,366	2,295	2,357
L3500892.SRDUP, 14.84%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,700	1,649	1,697
L3500895.SRDUP, 24.39%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,600	1,558	1,591
L3500901.SRDUP, 15.75%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,900	3,783	3,888
L3500906.SRDUP, 17.79%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,000	7,760	7,974
L3500918.SRDUP, 22.64%, 10/13/2027 (a)(j)	Upstart	10/18/2022	12,300	11,931	12,259
L3500949.SRDUP, 22.77%, 10/13/2027 (a)(j)	Upstart	10/18/2022	22,300	21,631	22,181
L3500967.SRDUP, 21.28%, 10/13/2027 (a)(j)	Upstart	10/18/2022	10,000	9,700	9,947
L3500992.SRDUP, 20.83%, 10/13/2025 (a)(j)	Upstart	10/18/2022	3,800	3,687	3,775
L3500993.SRDUP, 19.77%, 10/13/2027 (a)(j)	Upstart	10/18/2022	20,000	19,400	19,935
L3501018.SRDUP, 10.44%, 10/13/2027 (a)(j)	Upstart	10/18/2022	10,000	9,701	9,991
L3501070.SRDUP, 24.23%, 10/13/2027 (a)(j)	Upstart	10/18/2022	2,600	2,522	2,583
L3501081.SRDUP, 21.06%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,500	8,275	8,455
L3501084.SRDUP, 24.37%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,700	3,589	3,676
L3501102.SRDUP, 24.28%, 10/13/2027 (a)(j)	Upstart	10/18/2022	6,000	5,820	5,953
L3501129.SRDUP, 24.14%, 10/13/2027 (a)(j)	Upstart	10/18/2022	9,800	9,506	9,736
L3501150.SRDUP, 16.65%, 10/13/2027 (a)(j)	Upstart	10/18/2022	5,500	5,335	5,482
L3501239.SRDUP, 24.13%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,000	6,790	6,977
L3501245.SRDUP, 19.97%, 10/13/2027 (a)(j)	Upstart	10/18/2022	8,600	8,342	8,555
L3501266.SRDUP, 23.82%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,100	1,067	1,094
L3501280.SRDUP, 17.21%, 10/13/2027 (a)(j)	Upstart	10/18/2022	7,000	6,790	6,978
L3501285.SRDUP, 24.33%, 10/13/2027 (a)(j)	Upstart	10/18/2022	1,600	1,552	1,590

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	FAIR VALUE
United States - 11.1% (continued)
L3501301.SRDUP, 9.97%, 10/13/2025 (a)(j)	Upstart	10/18/2022	$4,000	$3,881	$3,993
L3501346.SRDUP, 24.24%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,600	4,462	4,570
L3501417.SRDUP, 23.82%, 10/13/2027 (a)(j)	Upstart	10/18/2022	4,200	4,074	4,172

Total Consumer Loans (Cost $52,091,189)				52,091,189	50,050,633

Student Loans (f) - 0.0%
United States - 0.0%
L3280442.SRDUP, 21.46%, 07/19/2027 (a)(j)	Upstart	07/22/2022	4,858	4,858	4,830
L3281850.SRDUP, 24.4%, 07/19/2027 (a)(j)(k)	Upstart	07/22/2022	3,297	3,296	3,160
L3283479.SRDUP, 17.33%, 07/20/2027 (a)(j)	Upstart	07/25/2022	6,460	6,460	6,416
L3291812.SRDUP, 17.77%, 07/22/2027 (a)(j)	Upstart	07/27/2022	4,843	4,843	4,817
L3294068.SRDUP, 24.04%, 07/25/2027 (a)(j)	Upstart	07/28/2022	1,168	1,168	1,160
L3300956.SRDUP, 22.06%, 07/27/2027 (a)(j)	Upstart	08/01/2022	10,888	10,888	10,795
L3320263.SRDUP, 21.57%, 08/03/2027 (a)(j)	Upstart	08/08/2022	3,434	3,334	3,386
L3321408.SRDUP, 15.62%, 08/04/2027 (a)(j)	Upstart	08/09/2022	12,708	12,339	12,600
L3323628.SRDUP, 13.78%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,930	2,845	2,918
L3324892.SRDUP, 17.55%, 08/05/2027 (a)(j)	Upstart	08/10/2022	1,176	1,142	1,168
L3324897.SRDUP, 16.22%, 08/05/2027 (a)(j)(k)	Upstart	08/10/2022	4,707	4,571	4,667
L3325120.SRDUP, 15.78%, 08/05/2027 (a)(j)	Upstart	08/10/2022	9,583	9,304	9,519
L3325168.SRDUP, 24.39%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,948	2,862	2,909
L3325729.SRDUP, 24.3%, 08/05/2027 (a)(j)	Upstart	08/10/2022	2,456	2,384	2,424
L3327392.SRDUP, 9.7%, 08/08/2025 (a)(j)	Upstart	08/11/2022	4,751	4,618	4,727
L3332346.SRDUP, 18.7%, 08/09/2027 (a)(j)(k)	Upstart	08/12/2022	2,400	2,328	756
L3382376.SRDUP, 16.97%, 09/01/2027 (a)(j)	Upstart	09/07/2022	4,154	4,032	4,124
L3385912.SRDUP, 14.81%, 09/02/2027 (a)(j)	Upstart	09/08/2022	14,958	14,511	14,882
L3487758.SRDUP, 16.74%, 10/13/2027 (a)(j)	Upstart	10/18/2022	3,800	3,686	3,788

Total Student Loans (Cost $99,469)				99,469	99,046

TOTAL WHOLE LOANS (Cost $52,190,658)					50,149,679

TOTAL INVESTMENTS (Cost $481,378,455) - 100.8%					455,243,504

OTHER LIABILITIES IN EXCESS OF ASSETS - (0.8)%					(3,650,337)

TOTAL NET ASSETS - 100.0%					$451,593,167

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $35,736,155, which represents 7.9% of net assets.
(c)	Underlying holdings are mortgages.
(d)	Underlying holdings are consumer loans.
(e)	Affiliated company. See Note 3.
(f)	Rounds to zero.
(g)	Rate shown is the 7-day effective yield.
(h)	All or a portion of this security is held as collateral for derivative contracts.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(j)	Security may be deemed restricted to resale to institutional investors. The aggregate value of these securities is $50,149,679 which represents 11.1% of net assets.
(k)	Non-income producing security.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $64.25	75	4,800,750	$32,250
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $64.50	65	4,160,650	22,100
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $64.75	100	6,401,000	26,000
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $65.00	175	11,201,750	35,000
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $65.50	97	6,208,970	10,670
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $65.75	40	2,560,400	3,200
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $66.00	125	8,001,250	7,500
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $66.50	63	4,032,630	1,575
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $67.00	29	1,856,290	290
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $68.00	16	1,024,160	80
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $112.50	91	6,532,663	147,306
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $112.75	121	8,686,288	180,744
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $113.00	227	16,295,763	309,287
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $113.50	237	17,013,638	266,625
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $114.00	124	8,901,650	112,375
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $114.50	174	12,491,025	123,975
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $114.75	5	358,938	3,125
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $115.00	114	8,183,775	61,987
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $115.50	109	7,824,838	43,600
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $116.00	47	3,374,013	13,219
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $116.50	17	1,220,388	3,294
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $117.00	12	861,450	1,500
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $117.50	1	71,788	81
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $118.00	6	430,725	300
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $124.00	50	3,589,375	313
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $73.25	48	3,523,680	23,520
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $73.50	165	12,112,650	57,750
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $73.75	100	7,341,000	25,000
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $74.00	262	19,233,420	44,540
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $74.25	75	5,505,750	8,250
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $74.50	137	10,057,170	9,590
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $74.75	25	1,835,250	1,000
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $75.00	38	2,789,580	950
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $75.50	60	4,404,600	600
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $76.00	9	660,690	45
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $77.00	12	880,920	60
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $77.50	50	3,670,500	250
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $78.00	37	2,716,170	185
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $78.50	75	5,505,750	375
Canadian Dollar Future, December 2022 Settlement, Expires 12/09/2022 Strike Price $75.50	25	1,835,250	4,250
Canadian Dollar Future, December 2022 Settlement, Expires 12/09/2022 Strike Price $76.00	25	1,835,250	2,750
Canadian Dollar Future, December 2022 Settlement, Expires 12/09/2022 Strike Price $76.50	40	2,936,400	2,400
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $37.00	186	481,368	6,231
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $38.00	50	129,400	1,525
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $39.00	114	295,032	3,078
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $37.50	1	2,588	32
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $40.00	296	766,048	7,252
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $42.50	11	28,468	214
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $45.00	90	232,920	1,440
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $47.50	50	129,400	675
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $50.00	350	905,800	4,025
CBOE SPX Volatility Index, November 2022 Settlement, Expires 11/16/2022 Strike Price $55.00	123	318,324	1,045
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,350.00	56	1,307,600	14,000
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,400.00	163	3,806,050	16,300
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,450.00	320	7,472,000	16,000

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,500.00	300	7,005,000	$9,000
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,550.00	300	7,005,000	6,000
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,600.00	316	7,378,600	3,160
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,650.00	264	6,164,400	2,640
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,700.00	225	5,253,750	2,250
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,750.00	97	2,264,950	970
Cocoa Future, December 2022 Settlement, Expires 11/04/2022 Strike Price $2,800.00	64	1,494,400	640
Cocoa Future, January 2023 Settlement, Expires 12/02/2022 Strike Price $2,450.00	212	4,967,160	69,960
Cocoa Future, January 2023 Settlement, Expires 12/02/2022 Strike Price $2,500.00	52	1,218,360	11,960
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $220.00	8	533,100	390
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $222.50	11	733,013	495
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $225.00	44	2,932,050	1,650
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $227.50	48	3,198,600	1,620
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $230.00	41	2,732,138	1,230
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $232.50	35	2,332,313	919
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $235.00	33	2,199,038	742
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $237.50	44	2,932,050	825
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $240.00	7	466,463	131
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $710.00	25	864,375	12,344
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $715.00	25	864,375	10,625
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $720.00	25	864,375	9,219
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $725.00	141	4,875,075	44,944
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $730.00	155	5,359,125	42,625
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $735.00	186	6,430,950	45,337
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $740.00	264	9,127,800	56,100
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $745.00	89	3,077,175	16,688
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $750.00	161	5,566,575	26,162
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $755.00	75	2,593,125	10,781
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $760.00	125	4,321,875	16,406
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $78.00	71	2,556,000	23,430
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $79.00	82	2,952,000	21,730
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $80.00	94	3,384,000	19,740
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $81.00	171	6,156,000	29,925
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $82.00	167	6,012,000	24,215
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $83.00	133	4,788,000	15,960
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $84.00	112	4,032,000	11,760
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $85.00	37	1,332,000	3,330
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $97.00	12	432,000	300
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $98.00	26	936,000	650
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $99.00	32	1,152,000	640
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $100.00	27	972,000	540
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $101.00	29	1,044,000	580
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $102.00	29	1,044,000	435
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $103.00	19	684,000	285
Crude Oil Future, December 2022 Settlement, Expires 11/16/2022 Strike Price $99.50	8	692,240	3,440
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $103.50	25	2,320,250	29,000
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $106.00	5	464,050	4,250
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $106.50	44	4,083,640	35,200
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $107.00	87	8,074,470	65,250
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $107.50	70	6,496,700	49,700
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $108.00	59	5,475,790	39,530
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $108.50	87	8,074,470	54,810
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $109.00	60	5,568,600	35,400
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $109.50	84	7,796,040	47,040
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $110.00	25	2,320,250	13,250
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $110.50	10	928,100	5,000
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $111.00	19	1,763,390	8,930
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $111.50	15	1,392,150	6,750

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $112.00	15	1,392,150	$6,450
Euro FX Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $0.985	3	371,250	3,975
Euro FX Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $0.990	14	1,732,500	12,950
Euro FX Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $0.995	15	1,856,250	9,187
Euro FX Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $1.005	6	742,500	1,275
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,715.00	7	1,148,490	3,850
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,720.00	10	1,640,700	5,000
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,725.00	25	4,101,750	11,250
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,730.00	21	3,445,470	8,400
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,735.00	53	8,695,710	19,080
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,740.00	78	12,797,460	24,960
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,745.00	98	16,078,860	27,440
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,750.00	91	14,930,370	22,750
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,755.00	39	6,398,730	8,580
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,760.00	14	2,296,980	2,800
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,765.00	23	3,773,610	4,140
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,770.00	29	4,758,030	4,640
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,775.00	39	6,398,730	5,460
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,780.00	40	6,562,800	5,200
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,790.00	11	1,804,770	1,210
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,795.00	10	1,640,700	900
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,800.00	7	1,148,490	630
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $364.00	19	1,603,125	10,169
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $373.00	5	421,875	1,562
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $374.00	10	843,750	3,000
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $375.00	15	1,265,625	4,125
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $376.00	15	1,265,625	3,938
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $377.00	10	843,750	2,375
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $378.00	10	843,750	2,250
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $379.00	10	843,750	2,125
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $380.00	89	7,509,375	17,800
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $381.00	55	4,640,625	10,313
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $382.00	101	8,521,875	17,675
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $383.00	67	5,653,125	10,887
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $384.00	52	4,387,500	7,800
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $385.00	40	3,375,000	5,500
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $386.00	30	2,531,250	4,125
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $387.00	50	4,218,750	6,250
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $388.00	20	1,687,500	2,250
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $389.00	15	1,265,625	1,687
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $390.00	32	2,700,000	3,200
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $400.00	5	421,875	250
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $69.00	25	2,114,375	3,438
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $69.25	12	1,014,900	1,200
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $69.50	78	6,596,850	5,850
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $69.75	50	4,228,750	3,125
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $70.00	95	8,034,625	4,156
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $70.25	105	8,880,375	3,938
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $70.50	65	5,497,375	2,031
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $70.75	62	5,243,650	1,550
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $71.00	75	6,343,125	1,406
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $71.25	87	7,358,025	1,088
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $71.50	37	3,129,275	463
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $87.00	25	849,300	18,750
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $88.00	25	849,300	15,000
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $89.00	75	2,547,900	35,250
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $90.00	155	5,265,660	57,350
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $91.00	100	3,397,200	29,000

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $93.00	25	849,300	$4,250
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $94.00	40	1,358,880	5,200
Live Cattle Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $149.00	25	1,524,800	36,000
Live Cattle Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $150.00	75	4,574,400	80,250
Live Cattle Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $151.00	80	4,879,360	58,400
Live Cattle Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $152.00	75	4,574,400	33,750
Live Cattle Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $153.00	25	1,524,800	6,250
Live Cattle Future, December 2022 Settlement, Expires 12/02/2022 Strike Price $152.00	25	1,524,800	24,250
Live Cattle Future, December 2022 Settlement, Expires 12/02/2022 Strike Price $153.00	75	4,574,400	57,000
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.15	30	1,908,000	231,300
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.20	20	1,272,000	149,440
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.25	20	1,272,000	144,820
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.30	20	1,272,000	140,320
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.50	25	1,590,000	154,500
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.55	25	1,590,000	149,725
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.60	46	2,925,600	266,984
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.65	61	3,879,600	343,125
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.70	50	3,180,000	272,600
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.75	95	6,042,000	502,170
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.80	37	2,353,200	189,588
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.85	36	2,289,600	178,848
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.95	16	1,017,600	74,720
Natural Gas Future, January 2023 Settlement, Expires 12/27/2022 Strike Price $12.05	25	1,652,500	62,693
Natural Gas Future, January 2023 Settlement, Expires 12/27/2022 Strike Price $12.10	25	1,652,500	61,693
Natural Gas Future, January 2023 Settlement, Expires 12/27/2022 Strike Price $13.05	25	1,652,500	52,693
Natural Gas Future, January 2023 Settlement, Expires 12/27/2022 Strike Price $13.10	25	1,652,500	52,443
Natural Gas Future, January 2023 Settlement, Expires 12/27/2022 Strike Price $15.00	25	1,652,500	36,193
Natural Gas Future, January 2023 Settlement, Expires 12/27/2022 Strike Price $15.25	25	1,652,500	34,693
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $20.75	20	1,912,000	17,715
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $21.05	20	1,912,000	13,400
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $21.50	22	2,103,200	10,340
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $21.95	24	2,294,400	8,040
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $22.00	1	95,600	353
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $22.50	4	382,400	920
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $22.55	12	1,147,200	2,700
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $22.60	13	1,242,800	2,795
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $22.75	4	382,400	780
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $22.85	8	764,800	1,480
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $25.00	1	95,600	60
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $25.25	3	286,800	165
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $25.50	1	95,600	50
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,440.00	51	3,619,725	44,944
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,450.00	117	8,304,075	83,363
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,460.00	100	7,097,500	56,875
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,470.00	184	13,059,400	83,950
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,480.00	155	11,001,125	55,219
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,490.00	98	6,955,550	27,563
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,500.00	124	8,800,900	27,900
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,510.00	45	3,193,875	7,875
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,520.00	51	3,619,725	7,013
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $73.50	50	2,196,300	63,900
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $74.00	50	2,196,300	57,300
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $75.00	50	2,196,300	45,750
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $77.00	50	2,196,300	28,050
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $78.50	40	1,757,040	15,000
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $79.50	48	2,108,448	13,824
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $80.00	40	1,757,040	9,960
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $80.50	95	4,172,970	20,805

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $81.00	73	3,206,598	$14,016
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $81.50	59	2,591,634	9,912
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $82.00	81	3,558,006	11,907
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $82.50	48	2,108,448	6,192
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $83.00	38	1,669,188	4,332
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $83.50	122	5,358,972	12,078
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $84.00	14	614,964	1,218
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $84.50	18	790,668	1,404
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $85.00	17	746,742	1,173
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $85.50	15	658,890	945
Soybean Oil Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $86.00	4	175,704	216
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $19.00	302	6,078,173	16,912
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $19.25	400	8,050,560	13,440
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $19.50	450	9,056,880	10,080
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $19.75	200	4,025,280	2,240
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $20.00	160	3,220,224	1,792
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $20.25	75	1,509,480	840
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $20.50	50	1,006,320	560
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $970.00	25	1,102,813	17,969
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $975.00	25	1,102,813	17,031
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $980.00	25	1,102,813	15,938
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $985.00	50	2,205,625	30,313
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $990.00	50	2,205,625	28,438
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $995.00	50	2,205,625	26,875
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,000.00	50	2,205,625	25,625
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,005.00	50	2,205,625	24,375
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,010.00	50	2,205,625	23,125
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,015.00	50	2,205,625	21,875
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,020.00	50	2,205,625	20,937
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,025.00	50	2,205,625	20,000
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,030.00	50	2,205,625	19,062
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,035.00	41	1,808,613	15,119
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,055.00	30	1,323,375	9,188
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,065.00	33	1,455,713	9,281
Wheat Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,075.00	16	705,800	4,200

TOTAL CALL OPTIONS (Premiums Received $10,154,429)			7,658,209

PUT OPTIONS
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $58.00	20	1,280,200	100
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $59.00	4	256,040	20
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $60.00	25	1,600,250	125
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $60.50	50	3,200,500	250
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $61.00	25	1,600,250	250
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $61.50	165	10,561,650	4,125
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $61.75	68	4,352,680	2,720
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $62.00	181	11,585,810	10,860
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $62.25	175	11,201,750	14,000
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $62.50	272	17,410,720	29,920
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $63.00	175	11,201,750	33,250
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $63.50	75	4,800,750	24,750
Australian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $64.00	25	1,600,250	13,500
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $100.00	2	143,575	12
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $101.00	20	1,435,750	125
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $104.00	3	215,363	37
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $104.50	2	143,575	25
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $105.50	25	1,794,688	312
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $106.00	116	8,327,350	1,450

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $106.50	125	8,973,438	$1,562
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $107.00	147	10,552,763	2,756
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $107.50	248	17,803,300	4,650
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $108.00	164	11,773,150	3,075
British Pound Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $108.75	5	358,938	94
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $69.00	12	880,920	60
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $70.00	39	2,862,990	195
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $70.50	50	3,670,500	250
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $70.75	50	3,670,500	250
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $71.00	148	10,864,680	740
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $71.25	100	7,341,000	1,000
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $71.50	298	21,876,180	5,960
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $71.75	189	13,874,490	5,670
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $72.00	279	20,481,390	13,950
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $72.50	75	5,505,750	8,250
Canadian Dollar Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $73.00	41	3,009,810	9,840
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,575.00	25	9,679,950	1,500
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,580.00	25	9,679,950	1,625
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,585.00	50	19,359,900	3,500
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,590.00	50	19,359,900	3,750
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,595.00	50	19,359,900	4,000
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,600.00	25	9,679,950	2,125
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,605.00	25	9,679,950	2,250
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,610.00	50	19,359,900	4,875
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,615.00	50	19,359,900	5,250
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,620.00	75	29,039,850	8,625
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,625.00	50	19,359,900	6,250
CBOE S&P 500 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $3,630.00	25	9,679,950	3,437
CME Bitcoin Future, November 2022 Settlement, Expires 11/28/2022 Strike Price $14,000.00	10	1,019,000	3,000
CME Bitcoin Future, November 2022 Settlement, Expires 11/28/2022 Strike Price $14,500.00	25	2,547,500	8,750
CME Bitcoin Future, November 2022 Settlement, Expires 11/28/2022 Strike Price $15,000.00	25	2,547,500	10,625
CME Bitcoin Future, November 2022 Settlement, Expires 11/28/2022 Strike Price $16,000.00	60	6,114,000	37,500
CME Bitcoin Future, November 2022 Settlement, Expires 11/28/2022 Strike Price $16,500.00	5	509,500	3,875
CME Bitcoin Future, November 2022 Settlement, Expires 11/28/2022 Strike Price $17,000.00	10	1,019,000	10,000
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $177.50	64	4,264,800	122,160
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $180.00	64	4,264,800	155,760
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $182.50	54	3,598,425	163,620
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $185.00	57	3,798,338	210,330
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $187.50	63	4,198,163	277,830
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $190.00	75	4,997,813	387,844
Coffee ‘C’ Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $192.50	9	599,738	53,797
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $620.00	25	864,375	1,719
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $625.00	50	1,728,750	3,750
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $630.00	75	2,593,125	6,562
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $635.00	75	2,593,125	7,500
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $640.00	75	2,593,125	8,906
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $645.00	75	2,593,125	10,781
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $650.00	75	2,593,125	13,125
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $655.00	75	2,593,125	15,937
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $660.00	98	3,388,350	25,725
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $665.00	362	12,516,150	115,388
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $670.00	300	10,372,500	118,125
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $675.00	216	7,468,200	103,950
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $680.00	205	7,087,875	116,594
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $685.00	214	7,399,050	145,787
Corn Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $690.00	28	968,100	22,575
Corn Future, January 2023 Settlement, Expires 12/23/2022 Strike Price $660.00	46	1,602,525	21,563
Corn Future, January 2023 Settlement, Expires 12/23/2022 Strike Price $665.00	59	2,055,413	31,712

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $73.00	17	612,000	$25,075
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $74.00	77	2,772,000	137,830
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $75.00	112	4,032,000	239,120
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $76.00	130	4,680,000	326,300
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $77.00	148	5,328,000	430,680
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $78.00	119	4,284,000	396,270
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $79.00	94	3,384,000	353,910
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $85.00	42	1,512,000	276,780
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $86.00	29	1,044,000	205,175
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $87.00	26	936,000	196,690
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $88.00	32	1,152,000	257,920
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $89.00	25	900,000	213,875
Cotton Future, December 2022 Settlement, Expires 11/11/2022 Strike Price $90.00	6	216,000	54,300
Cotton Future, January 2023 Settlement, Expires 12/16/2022 Strike Price $70.00	6	214,920	11,460
Crude Oil Future, December 2022 Settlement, Expires 11/16/2022 Strike Price $73.50	8	692,240	1,920
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $79.75	10	928,100	5,700
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $80.00	5	464,050	2,950
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $80.50	50	4,640,500	32,500
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $80.75	5	464,050	3,400
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $81.00	118	10,951,580	83,780
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $81.25	22	2,041,820	16,280
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $81.50	80	7,424,800	61,600
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $81.75	15	1,392,150	12,150
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $82.00	48	4,454,880	40,320
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $82.25	15	1,392,150	13,200
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $82.50	80	7,424,800	73,600
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $82.75	40	3,712,400	38,400
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $83.00	52	4,826,120	52,000
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $83.25	5	464,050	5,200
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $83.50	5	464,050	5,450
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $83.75	2	185,620	2,260
Crude Oil Future, January 2023 Settlement, Expires 11/25/2022 Strike Price $84.00	5	464,050	5,900
Euro FX Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $0.940	3	371,250	19
Euro FX Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $0.950	5	618,750	31
Euro FX Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $0.960	40	4,950,000	1,250
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,380.00	14	15,383,410	13,615
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,390.00	23	25,272,745	23,173
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,410.00	22	24,173,930	6,490
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,420.00	14	15,383,410	4,375
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,430.00	8	8,790,520	2,620
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,440.00	4	4,395,260	1,360
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,510.00	4	4,395,260	1,960
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,520.00	8	8,790,520	4,080
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,530.00	8	8,790,520	9,600
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,540.00	8	8,790,520	4,520
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,560.00	2	2,197,630	2,480
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,540.00	22	3,609,540	6,380
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,545.00	10	1,640,700	3,200
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,550.00	85	13,945,950	31,450
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,555.00	13	2,132,910	5,330
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,560.00	35	5,742,450	16,450
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,565.00	23	3,773,610	12,190
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,570.00	38	6,234,660	22,420
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,575.00	18	2,953,260	12,060
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,580.00	84	13,781,880	63,000
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,585.00	79	12,961,530	66,360
Gold Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $1,590.00	6	984,420	5,640
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $310.00	10	843,750	5,125

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $312.00	5	421,875	$2,938
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $313.00	15	1,265,625	9,375
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $315.00	5	421,875	3,563
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $316.00	1	84,375	750
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $317.00	31	2,615,625	24,800
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $318.00	32	2,700,000	27,200
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $319.00	44	3,712,500	39,600
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $320.00	27	2,278,125	25,650
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $321.00	45	3,796,875	45,562
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $322.00	50	4,218,750	53,750
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $323.00	45	3,796,875	51,188
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $324.00	20	1,687,500	24,250
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $325.00	35	2,953,125	45,062
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $326.00	55	4,640,625	74,938
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $327.00	40	3,375,000	58,000
HG Copper Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $328.00	29	2,446,875	44,588
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $66.50	25	2,114,375	3,438
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $66.75	26	2,198,950	5,200
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $67.00	25	2,114,375	6,875
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $67.25	121	10,233,575	45,375
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $67.50	130	10,994,750	65,000
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $67.75	128	10,825,600	83,200
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $68.00	111	9,387,825	92,963
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $68.25	92	7,780,900	96,600
Japanese Yen Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $68.50	114	9,641,550	146,775
Japanese Yen Future, December 2022 Settlement, Expires 12/09/2022 Strike Price $65.50	5	422,875	2,375
Japanese Yen Future, December 2022 Settlement, Expires 12/09/2022 Strike Price $66.50	13	1,099,475	10,563
Japanese Yen Future, December 2022 Settlement, Expires 12/09/2022 Strike Price $68.00	25	2,114,375	41,562
Japanese Yen Future, December 2022 Settlement, Expires 12/09/2022 Strike Price $68.50	50	4,228,750	102,500
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $72.00	35	1,189,020	3,850
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $73.00	25	849,300	3,250
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $74.00	100	3,397,200	15,000
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $75.00	75	2,547,900	13,500
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $76.00	48	1,630,656	10,080
Lean Hogs Future, December 2022 Settlement, Expires 12/16/2022 Strike Price $77.00	60	2,038,320	15,600
Live Cattle Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $144.00	39	2,378,688	390
Live Cattle Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $145.00	75	4,574,400	750
Live Cattle Future, November 2022 Settlement, Expires 11/04/2022 Strike Price $146.00	75	4,574,400	750
Live Cattle Future, December 2022 Settlement, Expires 12/02/2022 Strike Price $139.00	25	1,524,800	1,000
Live Cattle Future, December 2022 Settlement, Expires 12/02/2022 Strike Price $141.00	60	3,659,520	3,600
Live Cattle Future, December 2022 Settlement, Expires 12/02/2022 Strike Price $142.00	50	3,049,600	4,000
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,375.00	12	13,185,780	11,580
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,400.00	37	40,656,155	33,855
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,425.00	4	4,395,260	1,280
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,525.00	8	8,790,520	9,520
NASDAQ 100 Stock Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $10,550.00	4	4,395,260	4,900
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $4.70	24	1,526,400	23,592
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $4.75	25	1,590,000	26,550
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $4.80	58	3,688,800	66,468
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $4.85	61	3,879,600	75,274
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $4.90	96	6,105,600	127,488
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $4.95	20	1,272,000	28,540
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $5.00	25	1,590,000	38,300
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $5.90	20	1,272,000	89,200
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $5.95	20	1,272,000	93,740
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.00	20	1,272,000	98,440
Natural Gas Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $6.05	30	1,908,000	154,890
Russell 2000 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $1,655.00	3	554,058	720

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Russell 2000 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $1,660.00	14	2,585,604	$3,360
Russell 2000 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $1,665.00	14	2,585,604	3,360
Russell 2000 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $1,670.00	14	2,585,604	3,395
Russell 2000 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $1,675.00	17	3,139,662	4,122
Russell 2000 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $1,680.00	16	2,954,976	480
Russell 2000 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $1,685.00	18	3,324,348	4,410
Russell 2000 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $1,690.00	16	2,954,976	600
Russell 2000 Index, November 2022 Settlement, Expires 11/04/2022 Strike Price $1,695.00	50	9,234,300	12,250
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $17.00	12	1,147,200	4,260
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $17.15	5	478,000	2,114
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $17.25	3	286,800	1,478
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $17.35	7	669,200	3,694
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $17.40	72	6,883,200	39,960
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $17.45	29	2,772,400	16,965
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $17.50	25	2,390,000	15,500
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $17.55	17	1,625,200	11,135
Silver Future, December 2022 Settlement, Expires 11/22/2022 Strike Price $17.60	13	1,242,800	9,035
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,270.00	9	638,775	394
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,280.00	10	709,750	563
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,290.00	113	8,020,175	7,769
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,300.00	153	10,859,175	12,431
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,310.00	152	10,788,200	15,200
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,320.00	181	12,846,475	22,625
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,330.00	194	13,769,150	30,312
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,340.00	223	15,827,425	45,994
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,350.00	93	6,600,675	24,994
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,360.00	50	3,548,750	17,188
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,370.00	50	3,548,750	22,188
Soybean Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $1,380.00	50	3,548,750	28,437
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $365.00	23	984,630	690
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $370.00	11	470,910	385
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $375.00	61	2,611,410	2,745
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $380.00	14	599,340	770
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $385.00	50	2,140,500	3,750
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $390.00	104	4,452,240	10,400
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $395.00	124	5,308,440	16,740
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $400.00	213	9,118,530	40,470
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $405.00	192	8,219,520	50,880
Soybean Meal Future, December 2022 Settlement, Expires 11/25/2022 Strike Price $410.00	181	7,748,610	66,970
Soybean Meal Future, January 2023 Settlement, Expires 12/23/2022 Strike Price $385.00	20	838,200	5,600
Soybean Meal Future, January 2023 Settlement, Expires 12/23/2022 Strike Price $390.00	29	1,215,390	10,585
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $17.00	75	1,509,480	4,200
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $17.25	100	2,012,640	8,960
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $17.50	50	1,006,320	7,840
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $17.75	198	3,985,027	48,787
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $18.00	308	6,198,931	113,837
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $18.25	407	8,191,445	218,803
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $18.50	505	10,163,832	373,296
Sugar Future, December 2022 Settlement, Expires 11/15/2022 Strike Price $18.75	450	9,056,880	433,440

TOTAL PUT OPTIONS (Premiums Received $10,211,334)			10,336,391

TOTAL WRITTEN OPTIONS (Premiums Received $20,365,763)			$17,994,600

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Brent Crude, April 2023 Settlement	20	$1,762,600	$(3,322)
Coffee ‘C’, December 2022 Settlement	215	14,327,062	195,344
Coffee ‘C’, March 2023 Settlement	82	5,352,038	977,775
Copper, December 2022 Settlement	10	843,750	13,364
Corn, December 2022 Settlement	285	9,853,875	(316,427)
Corn, March 2023 Settlement	52	1,811,550	8,324
Cotton No.2, December 2022 Settlement	410	14,760,000	308,898
DAX Index, December 2022 Settlement	19	6,238,104	(359,238)
E-Mini Russell 2000 Index, December 2022 Settlement	5	463,250	(34,985)
Euro, December 2022 Settlement	137	4,898,418	(121,278)
FTSE China A50 Index, November 2022 Settlement	870	9,710,070	550,505
FTSE Top 100 Index, December 2022 Settlement	151	12,307,853	(34,254)
Gold 100 Oz, April 2023 Settlement	4	667,800	13,031
Japanese Yen, December 2022 Settlement	250	21,143,750	(64,741)
KC HRW Wheat, March 2023 Settlement	88	4,286,700	(497,762)
Kospi2 Index, December 2022 Settlement	51	2,691,513	(100,514)
Live Cattle, April 2023 Settlement	34	2,163,420	(53,355)
Low Su Gasoil, April 2023 Settlement	9	810,900	20,011
NASDAQ 100 E-Mini Index, December 2022 Settlement	15	3,434,175	(55,186)
Natural Gas, April 2023 Settlement	46	2,204,780	115,556
NY Harbor ULSD, April 2023 Settlement	13	1,717,552	18,337
OMXS30 Index, November 2022 Settlement	619	11,005,117	(137,945)
S&P500 Emini, December 2022 Settlement	33	6,406,950	(156,540)
S&P/TSX 60 Index, December 2022 Settlement	28	4,840,577	(200,711)
SGX Nifty 50 Index, November 2022 Settlement	130	4,695,730	(59,997)
Soybean, January 2023 Settlement	65	4,613,375	(47,866)
Soybean Meal, December 2022 Settlement	209	8,947,290	(457,688)
Soybean Meal, January 2023 Settlement	13	544,830	(17,587)
Soybean Oil, March 2023 Settlement	49	2,003,022	(155,406)
Sugar #11, March 2023 Settlement	1,240	24,956,736	387,255
Swiss Market Index, December 2022 Settlement	57	6,158,516	(59,660)
Wheat Future, March 2023 Settlement	94	4,226,475	(117,332)
WTI Crude, April 2023 Settlement	22	1,799,160	20,620

TOTAL FUTURES CONTRACTS SOLD		$201,646,938	$(422,774)

FUTURES CONTRACTS PURCHASED
Amsterdam Index, November 2022 Settlement	35	$4,627,213	$174,064
Australian Dollar, December 2022 Settlement	80	5,120,800	(86,073)
British Pound, December 2022 Settlement	850	61,019,375	(116,529)
Canadian Dollar, December 2022 Settlement	115	8,441,575	(46,183)
CAC 40 Index, November 2022 Settlement	79	4,893,926	131,471
CBOE VIX, November 2022 Settlement	100	2,587,530	(433,950)
Cocoa, December 2022 Settlement	275	6,421,250	(134,007)
Cocoa, March 2023 Settlement	48	1,124,640	20,983
Copper, March 2023 Settlement	6	503,625	(34,843)
Cotton No.2, March 2023 Settlement	101	3,617,820	(1,312,917)
Euro, December 2022 Settlement	19	2,356,831	(30,953)
FTSE Taiwan Index, November 2022 Settlement	193	8,833,610	172,800
FTSE/JSE Top 40 Index, December 2022 Settlement	42	1,382,527	51,141
FTSE/MIB Index, December 2022 Settlement	13	1,448,077	16,553
Gasoline RBOB, April 2023 Settlement	49	5,379,406	53,334
Gold 100 Oz, December 2022 Settlement	20	3,281,400	(193,206)
Hang Seng Index, November 2022 Settlement	87	8,111,311	(268,065)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED (continued)
IBEX 35 Index, November 2022 Settlement	126	$9,899,297	$400,895
Lean Hogs, December 2022 Settlement	75	2,547,750	(68,152)
Lean Hogs, April 2023 Settlement	115	4,305,600	396,388
Live Cattle, December 2022 Settlement	240	14,637,600	45,593
Natural Gas, December 2022 Settlement	145	9,214,750	230,291
Natural Gas, January 2023 Settlement	25	1,651,750	17,513
Silver, March 2023 Settlement	19	1,833,120	(29,644)
Soybean, March 2023 Settlement	26	1,855,750	3,595
Soybean Meal, March 2023 Settlement	46	1,882,780	28,350
Soybean Oil, December 2022 Settlement	140	6,149,640	89,693
SPI 200 Index, December 2022 Settlement	85	9,319,090	220,880
Sugar #11, May 2023 Settlement	182	3,442,858	(168,780)
Wheat Future, December 2022 Settlement	225	9,925,313	121,277
Yen Denom Nikkei, December 2022 Settlement	19	1,760,147	73,177

TOTAL FUTURES CONTRACTS PURCHASED		$207,576,361	$(675,304)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	1/5/2023	Brazilian Real	3,192,348	United States Dollar	600,246	$9,470
Morgan Stanley Capital Services LLC	1/5/2023	British Pound	17,231,716	United States Dollar	19,441,653	368,629
Morgan Stanley Capital Services LLC	1/5/2023	Chilean Peso	584,423,515	United States Dollar	600,246	12,662
Morgan Stanley Capital Services LLC	1/5/2023	Colombian Peso	66,047,089,675	United States Dollar	14,285,332	(1,056,051)
Morgan Stanley Capital Services LLC	1/5/2023	Euro	17,593,262	United States Dollar	17,367,945	120,648
Morgan Stanley Capital Services LLC	1/5/2023	Hungarian Forint	6,297,207,197	United States Dollar	14,285,332	622,457
Morgan Stanley Capital Services LLC	1/5/2023	Indian Rupee	1,128,143,750	United States Dollar	13,685,086	(161,667)
Morgan Stanley Capital Services LLC	1/5/2023	Indonesian Rupiah	108,621,096,757	United States Dollar	7,067,131	(140,376)
Morgan Stanley Capital Services LLC	1/5/2023	Japanese Yen	2,468,458,594	United States Dollar	17,246,371	(493,229)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	21,773,735	Australian Dollar	33,507,668	291,156
Barclays Bank UK PLC	4/3/2023	United States Dollar	102,484,001	Brazilian Real	553,540,000	(1,546,332)
Morgan Stanley Capital Services LLC	1/4/2023	United States Dollar	4,008,683	Canadian Dollar	5,475,232	(13,940)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	14,285,332	Czech Koruna	360,845,915	(225,396)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	17,185,582	Israeli New Shekel	60,984,258	(177,859)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	13,084,840	Mexican Peso	266,208,688	(190,216)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	7,544,071	New Taiwan Dollar	239,682,680	108,454

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Schedule of Investments	as of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	2,514,490	New Zealand Dollar	4,404,308	$(48,837)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	20,914,399	Norwegian Krone	224,659,933	(747,839)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	3,191,987	Peruvian Sol	12,807,848	(2,499)
Morgan Stanley Capital Services LLC	1/4/2023	United States Dollar	5,293,360	Philippine Peso	315,066,081	(106,560)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	6,893,049	Singapore Dollar	9,858,577	(74,414)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	19,046,779	South Korean Won	27,320,109,347	(131,858)
Morgan Stanley Capital Services LLC	1/5/2023	United States Dollar	19,247,191	Swiss Franc	18,870,743	240,880

						$(3,342,717)

Total Return Swap Contracts

COUNTERPARTY	REFERENCE ENTITY	PROTECTION	PAY FIXED RATES	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE (R$)	VALUE	UPFRONT PREMIUM RECEIVED	UNREALIZED APPRECIATION
Barclays Capital Inc	BRSTNCLTN7X1(a)	Buy	(5.314)%	Apr 03 2023	At Maturity	281,040,000	$1,305,172	$—	$1,305,171
Barclays Capital Inc	BRSTNCLTN7X1(a)	Buy	(5.360)%	Apr 03 2023	At Maturity	272,500,000	—	—	—

TOTAL RETURN SWAP CONTRACTS									$1,305,171

(a)	The reference entity is a zero coupon bond issued by the National Treasury of Brazil.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Stone Ridge Funds	Annual Report	October 31, 2022

Statement of Assets and Liabilities	As of October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$1,568,018,656
Interest receivable	12,078,357
Receivable for fund shares sold	2,633,491
Foreign currencies at custodian, at fair value(2)	58,405
Receivable for investment securities sold	2,105
Other assets	66,162

Total assets	1,582,857,176

LIABILITIES:
Reverse repurchase agreements	15,000,000
Payable for fund shares redeemed	920,818
Loans payable	17,000,000
Payable to Adviser	1,704,545
Payable for Chief Compliance Officer compensation	4,996
Payable to Trustees	56,479
Payable to Custodian	31,758
Accrued distribution fees	15,796
Accrued interest expense	109,983
Other accrued expenses	655,420

Total liabilities	35,499,795

Total net assets	$1,547,357,381

NET ASSETS CONSIST OF:
Capital stock	$1,859,428,942
Total distributable losses	(312,071,561)

Total net assets	$1,547,357,381

Class I
Net assets	$1,420,941,079
Shares outstanding	175,664,118
Class I Net asset value, offering and redemption price per share	$8.09

Class M
Net assets	$126,416,302
Shares outstanding	15,622,799
Class M Net asset value, offering and redemption price per share	$8.09

(1) Cost of Investments	$1,794,099,331
(2) Cost of Foreign currencies	61,161

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Statement of Assets and Liabilities	As of October 31, 2022

STONE RIDGE U.S. HEDGED EQUITY FUND

ASSETS:
Investments, at fair value(1)	$30,067,519
Due from Adviser	29,215
Receivable for fund shares sold	29,216
Receivable for investment securities sold	143,883
Interest receivable	437
Other assets	15,815

Total assets	30,286,085

LIABILITIES:
Written options, at fair value(2)	416,600
Payable for investment securities purchased	139,039
Accrued audit and tax fees	61,794
Payable for fund shares redeemed	52,228
Payable for Chief Compliance Officer compensation	4,996
Payable to Custodian	875
Payable to Trustees	636
Accrued distribution fees	328
Other accrued expenses	25,404

Total liabilities	701,900

Total net assets	$29,584,185

NET ASSETS CONSIST OF:
Capital stock	$33,170,277
Total distributable losses	(3,586,092)

Total net assets	$29,584,185

Class I
Net assets	$26,937,685
Shares outstanding	2,416,060
Class I Net asset value, offering and redemption price per share	$11.15

Class M
Net assets	$2,646,500
Shares outstanding	240,589
Class M Net asset value, offering and redemption price per share	$11.00

(1) Cost of Investments	$30,350,635
(2) Premiums received	423,195

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Statement of Assets and Liabilities	As of October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

ASSETS:
Investments, at fair value(1):
Unaffiliated issuers	$257,090,393
Affiliated issuers	198,153,111
Unrealized appreciation on forward currency contracts	1,774,356
Unrealized appreciation on swap contracts	1,305,171
Collateral held at broker	9,678,462
Foreign currencies at broker, at value(2)	578,010
Receivable for investment securities sold	5,796,947
Receivable for fund shares sold	289,481
Interest receivable	782,774
Other assets	569,183

Total assets	476,017,888

LIABILITIES:
Written options, at fair value(3)	17,994,600
Unrealized depreciation on forward currency contracts	5,117,073
Accrued interest expense	18,000
Payable for fund shares redeemed	295,133
Payable to Adviser	227,819
Payable to Trustees	14,992
Payable for Chief Compliance Officer compensation	4,927
Other accrued expenses	752,177

Total liabilities	24,424,721

Total net assets	$451,593,167

NET ASSETS CONSIST OF:
Capital stock	$539,512,685
Total distributable losses	(87,919,518)

Total net assets	$451,593,167

Class I
Net assets	$420,024,188
Shares outstanding	41,548,599
Class I Net asset value, offering and redemption price per share	$10.11

Class J
Net assets	$31,568,979
Shares outstanding	3,141,292
Class J Net asset value, offering and redemption price per share	$10.05

(1) Cost of Investments
Unaffiliated issuers	$262,953,481
Affiliated issuers (See note 9)	218,424,974
(2) Cost of foreign currencies	581,733
(3) Premiums received	20,365,763

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Statement of Operations	For the Year Ended October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Interest income	$104,228,554
Dividend income	1,988,165

Total investment income	106,216,719

EXPENSES
Advisory fees (See Note 4)	23,757,784
Fund accounting and administration fees	1,292,311
Interest expense	755,354
Transfer agency fees and expenses	600,162
Legal fees	244,739
Trustees fees and expenses	215,701
Audit and tax related fees	206,024
Distribution (12b-1) fees — Class M Only	125,317
Custody fees	106,578
Federal and state registration fees	96,990
Chief Compliance Officer compensation	60,140
Other expenses	189,110

Total expenses before Adviser waiver	27,650,210
Expenses waived by Adviser (See Note 4)	(343,464)

Total net expenses	27,306,746

Net investment income	78,909,973

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,640,624)
Foreign currency	47,771
Net change in unrealized appreciation (depreciation) on:
Investments	(185,864,386)
Foreign currency	282

Net realized and unrealized loss	(187,456,957)

Net decrease in net assets resulting from operations	$(108,546,984)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Statement of Operations	For the Year Ended October 31, 2022

STONE RIDGE U.S. HEDGED EQUITY FUND

INVESTMENT INCOME:
Interest income	$259,036

Total investment income	259,036

EXPENSES
Advisory fees (See Note 4)	173,447
Fund accounting and administration fees	89,767
Audit and tax related fees	83,464
Chief Compliance Officer compensation	60,140
Transfer agency fees and expenses	41,518
Registration expense	40,886
Trustees fees and expenses	4,076
Distribution (12b-1) fees — Class M Only	2,686
Custody fees	2,749
Other expenses	54,506

Total expenses before Adviser waiver	553,239
Expenses waived by Adviser (See Note 4)	(375,766)

Total net expenses	177,473

Net investment income	81,563

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments:	(58,284)
Written options	(3,232,793)
Net change in unrealized depreciation on:
Investments	(280,168)
Written options	(93,503)

Net realized and unrealized loss	(3,664,748)

Net decrease in net assets resulting from operations	$(3,583,185)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Statement of Operations	For the Year Ended October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

INVESTMENT INCOME:
Interest income	$7,806,102
Dividend income
Affiliated issuers	6,839,156

Total investment income	14,645,258

EXPENSES
Advisory fees (See Note 4)	3,087,428
Fund accounting and administration fees	728,757
Compliance fees	686,127
Investment expense	357,502
Audit and tax related fees	228,552
Transfer agency fees and expenses	164,123
Legal fees	104,340
Interest expense	98,016
Custody fees	73,762
Federal and state registration fees	61,993
Chief Compliance Officer compensation	58,483
Trustees fees and expenses	34,990
Other expenses	509,758

Total expenses before Adviser waiver	6,193,831
Expenses waived by Adviser (See Note 4)	(1,046,965)

Total net expenses	5,146,866

Net investment income	9,498,392

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(15,093,239)
Affiliated issuers	(1,368,117)
Foreign currencies	(392,250)
Forward currency contracts	(3,383,022)
Futures contracts	(89,871,537)
Written options	116,601,555
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(6,192,642)
Affiliated issuers	(19,080,795)
Foreign currencies	(24,586)
Forward currency contracts	(2,898,214)
Futures contracts	450,272
Written options	(19,554)
Swap Contracts	1,305,171

Net realized and unrealized loss	(19,966,958)

Net decrease in net assets resulting from operations	$(10,468,566)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	YEAR ENDED OCTOBER 31, 2022	YEAR ENDED OCTOBER 31, 2021

OPERATIONS:
Net investment income	$78,909,973	$60,003,366
Net realized gain (loss) on:
Investments	(1,640,624)	(14,468,316)
Foreign currency	47,771	2,288
Net change in unrealized appreciation (depreciation) on:
Investments	(185,864,386)	(20,235,094)
Foreign currency	282	(2,685)
Net increase (decrease) in net assets resulting from operations	(108,546,984)	25,299,559

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(58,381,239)	(53,948,580)
Net dividends and distributions — Class M	(5,757,653)	(6,542,221)
Total distributions	(64,138,892)	(60,490,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	707,338,784	696,869,967
Proceeds from shares sold — Class M	41,909,155	69,051,839
Proceeds from shares issued to holders in reinvestment of dividends — Class I	33,798,186	31,267,778
Proceeds from shares issued to holders in reinvestment of dividends — Class M	5,135,495	5,335,425
Cost of shares redeemed — Class I	(431,211,750)	(313,687,760)
Cost of shares redeemed — Class M	(54,302,547)	(35,288,589)
Net increase in net assets from capital share transactions	302,667,323	453,548,660
Total increase in net assets	129,981,447	418,357,418

NET ASSETS:
Beginning of year	1,417,375,934	999,018,516
End of year	$1,547,357,381	$1,417,375,934

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Statement of Changes in Net Assets

	STONE RIDGE U.S. HEDGED EQUITY FUND

	YEAR ENDED OCTOBER 31, 2022	YEAR ENDED OCTOBER 31, 2021

OPERATIONS:
Net investment income (loss)	$81,563	$(183,564)
Net realized gain (loss) on:
Investments	(58,284)	(61,076)
Written options	(3,232,793)	10,914,808
Net change in unrealized depreciation on:
Investments	(280,168)	(23,708)
Written options	(93,503)	(80,822)
Net increase (decrease) in net assets resulting from operations	(3,583,185)	10,565,638

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(1,877,405)	(766,886)
Net dividends and distributions — Class M	(152,629)	(49,359)
Total distributions	(2,030,034)	(816,245)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	2,179,972	8,282,595
Proceeds from shares sold — Class M	1,237,366	44,616
Proceeds from shares issued to holders in reinvestment of dividends — Class I	1,207,784	597,901
Proceeds from shares issued to holders in reinvestment of dividends — Class M	142,527	47,719
Cost of shares redeemed — Class I	(11,795,155)	(31,777,600)
Cost of shares redeemed — Class M	(1,260,449)	(310,386)
Net decrease in net assets from capital share transactions	(8,287,955)	(23,115,155)
Total decrease in net assets	(13,901,174)	(13,365,762)

NET ASSETS:
Beginning of year	43,485,359	56,851,121

End of year	$29,584,185	$43,485,359

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Statement of Changes in Net Assets

	STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	YEAR ENDED OCTOBER 31, 2022	YEAR ENDED OCTOBER 31, 2021

OPERATIONS:
Net investment income	$9,498,392	$1,760,828
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(15,093,239)	(1,346,660)
Affiliated issuers	(1,368,117)	128,714
Foreign currencies	(392,250)	(91,962)
Forward currency contracts	(3,383,022)	1,136,087
Futures contracts	(89,871,537)	(32,203,575)
Written options	116,601,555	47,463,857
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(6,192,642)	452,862
Affiliated issuers	(19,080,795)	(1,683,006)
Foreign currencies	(24,586)	18,152
Forward currency contracts	(2,898,214)	(401,608)
Futures contracts	450,272	(3,970,401)
Written options	(19,554)	3,221,743
Swap contracts	1,305,171	—
Net increase (decrease) in net assets resulting from operations	(10,468,566)	14,485,031

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(17,304,688)	(825,586)
Net dividends and distributions — Class J	(1,004,997)	(299)
Total distributions	(18,309,685)	(825,885)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	318,463,934	125,150,782
Proceeds from shares sold — Class J	24,097,722	12,831,477
Proceeds from shares issued in connection with acquisition — Class I(1)	—	75,727,187
Proceeds from shares issued to holders in reinvestment of dividends — Class I	15,065,424	786,553
Proceeds from shares issued to holders in reinvestment of dividends — Class J	971,555	299
Cost of shares redeemed — Class I	(88,088,949)	(33,758,935)
Cost of shares redeemed — Class J	(4,687,421)	(113,394)
Net increase in net assets from capital share transactions	265,822,265	180,623,969
Total increase in net assets	237,044,014	194,283,115

NET ASSETS:
Beginning of year	214,549,153	20,266,038

End of year	$451,593,167	$214,549,153

(1)	On February 5, 2021, the Diversified Alternatives Fund acquired the Stone Ridge All Asset Variance Risk Premium Fund. See Note 1.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Statement of Cash Flows	Year Ended October 31, 2022

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(108,546,984)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss on investments:	187,505,010
Amortization and accretion of premium and discount	(912,997)
Changes in assets and liabilities:
Foreign currencies at broker	53,209
Interest receivable	(3,839,534)
Other assets	(3,237)
Payable to Custodian	11,200
Payable to Trustees	14,477
Payable for Chief Compliance Officer compensation	140
Accrued interest expense	70,943
Accrued distribution fees	(3,105)
Other accrued expenses	144,123
Payable to Adviser	136,211
Purchases of investments	(739,018,889)
Proceeds from sale of investments	400,536,773
Proceeds from cost adjustments	21,764,941
Net purchases and sales of short-term investments	(2,042,606)
Net cash used in operating activities	(244,130,325)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	751,066,581
Payment on shares redeemed	(484,981,045)
Cash distributions to shareholders	(25,205,211)
Proceeds from reverse repurchase agreements	171,041,751
Payments on reverse repurchase agreements	(161,041,751)
Loan withdrawals	176,372,920
Loan paydowns	(183,122,920)
Net cash provided by financing activities	244,130,325
Net increase in cash and restricted cash	—
Cash and restricted cash, beginning of year	—
Cash and restricted cash, end of year	$—

Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$38,933,681
Cash paid for interest on loans outstanding and reverse repurchase agreements	$(687,105)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Consolidated Statement of Cash Flows	Year Ended October 31, 2022

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(10,468,566)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss on investments:	20,000,394
Amortization and accretion of premium and discount	(2,311,478)
Changes in assets and liabilities:
Foreign currencies at broker	967,113
Foreign currencies at custodian	8,445
Collateral held at broker	(4,153,524)
Interest receivable	(767,525)
Other assets	(159,130)
Payable to Custodian	(5,337)
Payable to Trustees	11,991
Payable for Chief Compliance Officer compensation	(1,517)
Accrued interest expense	18,000
Other accrued expenses	301,765
Payable to Adviser	177,887
Purchases of investments	(247,123,991)
Proceeds from sale of investments	56,041,856
Proceeds from cost adjustments	3,065,827
Net purchases and sales of short-term investments	(63,536,617)
Net cash used in operating activities	(247,934,407)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	342,720,323
Payment on shares redeemed	(92,513,210)
Cash distributions to shareholders	(2,272,706)
Net cash provided by financing activities	247,934,407
Net decrease in cash and restricted cash	—
Cash and restricted cash, beginning of year	—
Cash and restricted cash, end of year	$—

Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$16,036,979
Cash paid for interest on loans outstanding	$(84,900)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Financial Highlights	October 31, 2022

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2022	$9.01	0.44	(0.99)	(0.55)
Year Ended October 31, 2021	$9.28	0.43	(0.23)	0.20
Year Ended October 31, 2020	$9.30	0.45	0.06	0.51
Year Ended October 31, 2019	$9.54	0.44	(0.19)	0.25
Year Ended October 31, 2018	$9.14	0.46	0.21	0.67
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2022	$9.01	0.43	(0.99)	(0.56)
Year Ended October 31, 2021	$9.29	0.42	(0.25)	0.17
Year Ended October 31, 2020	$9.30	0.43	0.07	0.50
Year Ended October 31, 2019	$9.53	0.42	(0.18)	0.24
Year Ended October 31, 2018	$9.13	0.45	0.20	0.65
(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Financial Highlights	October 31, 2022

					SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)	Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)	Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)	Portfolio Turnover Rate

(0.37)	—	(0.37)	$8.09	(6.40)%	$1,420,941	1.74%	1.72%	4.97%	4.99%	25.70%
(0.47)	—	(0.47)	$9.01	2.16%	$1,269,044	1.73%	1.69%	4.73%	4.77%	28.45%
(0.53)	—	(0.53)	$9.28	5.73%	$886,011	1.73%	1.68%	4.87%	4.92%	50.26%
(0.49)	—	(0.49)	$9.30	2.87%	$800,883	1.71%	1.70%	4.75%	4.76%	21.85%
(0.27)	—	(0.27)	$9.54	7.41%	$815,827	1.73%	1.68%	4.87%	4.92%	27.71%

(0.36)	—	(0.36)	$8.09	(6.49)%	$126,416	1.82%	1.80%	4.83%	4.85%	25.70%
(0.45)	—	(0.45)	$9.01	1.90%	$148,332	1.88%	1.84%	4.57%	4.61%	28.45%
(0.51)	—	(0.51)	$9.29	5.68%	$113,008	1.87%	1.82%	4.72%	4.77%	50.26%
(0.47)	—	(0.47)	$9.30	2.78%	$116,551	1.86%	1.85%	4.61%	4.62%	21.85%
(0.25)	—	(0.25)	$9.53	7.23%	$116,356	1.88%	1.83%	4.74%	4.79%	27.71%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Financial Highlights	October 31, 2022

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS I
Year Ended October 31, 2022	$13.01	0.03	(1.25)	(1.22)
Year Ended October 31, 2021	$10.59	(0.05)	2.66	2.61
Year Ended October 31, 2020	$10.45	0.12	0.09	0.21
Year Ended October 31, 2019	$9.82	0.08	0.64	0.72
Year Ended October 31, 2018	$11.49	—	(0.18)	(0.18)
STONE RIDGE U.S. HEDGED EQUITY FUND—CLASS M
Year Ended October 31, 2022	$12.85	0.02	(1.23)	(1.21)
Year Ended October 31, 2021	$10.48	(0.07)	2.64	2.57
Year Ended October 31, 2020	$10.35	0.12	0.08	0.20
Year Ended October 31, 2019	$9.72	0.06	0.64	0.70
Year Ended October 31, 2018	$11.40	(0.02)	(0.17)	(0.19)
(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Financial Highlights	October 31, 2022

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)	Portfolio Turnover Rate

—	(0.64)	—	(0.64)	$11.15	(9.83)%	$26,938	1.59%	0.50%	-0.84%	0.24%	0.00%
(0.19)	—	—	(0.19)	$13.01	25.00%	$40,475	1.35%	0.50%	-1.24%	-0.40%	0.00%
(0.02)	(0.05)	—	(0.07)	$10.59	2.02%	$54,205	1.13%	0.48%	0.52%	1.17%	0.00%
(0.08)	(0.01)	—	(0.09)	$10.45	7.40%	$147,559	1.70%	1.70%	0.78%	0.78%	0.00%
—	(1.49)	—	(1.49)	$9.82	(2.04)%	$192,725	1.58%	1.60%	(0.01%)	(0.03%)	0.00%

—	(0.64)	—	(0.64)	$11.00	(9.87)%	$2,647	1.69%	0.60%	-0.91%	0.17%	0.00%
(0.20)	—	—	(0.20)	$12.85	24.79%	$3,010	1.51%	0.65%	-1.41%	-0.55%	0.00%
(0.02)	(0.05)	—	(0.07)	$10.48	1.90%	$2,646	1.21%	0.63%	0.58%	1.16%	0.00%
(0.06)	(0.01)	—	(0.07)	$10.35	7.24%	$12,903	1.87%	1.86%	0.63%	0.64%	0.00%
—	(1.49)	—	(1.49)	$9.72	(2.16)%	$21,534	1.73%	1.75%	-0.19%	-0.21%	0.00%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2022

Financial Highlights	October 31, 2022

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)		Net Realized and Unrealized Gains		Total from Investment Operations
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS I
Year Ended October 31, 2022	$11.19	0.25	(4)	(0.40	)(4)	(0.15	)(4)
Year Ended October 31, 2021	$10.42	0.14	(4)	0.95	(4)	1.09	(4)
Period Ended October 31, 2020(1)	$10.00	0.09	(4)	0.33	(4)	0.42	(4)
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS J
Year Ended October 31, 2022	$11.15	0.22	(4)	(0.40	)(4)	(0.18	)(4)
Year Ended October 31, 2021	$10.42	0.08	(4)	0.96	(4)	1.04	(4)
Period Ended October 31, 2020(1)	$10.00	0.08	(4)	0.34	(4)	0.42	(4)
(1)	The Fund commenced operations on May 1, 2020.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Per share amounts include income and expenses of the Stone Ridge Diversified Alternatives Fund, which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Financial Highlights	October 31, 2022

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(7)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(7)		Portfolio Turnover Rate

(0.78)	(0.15)	—	(0.93)	$10.11	(1.51)%		$420,024	1.53%		1.27%		2.15%		2.41%		24.56%
(0.26)	(0.06)	—	(0.32)	$11.19	10.70%		$201,434	2.13%		1.15%		0.30%		1.28%		33.34%
—	—	—	—	$10.42	4.20	%(5)	$20,261	3.57	%(6)	1.04	%(6)	-0.80	%(6)	1.73	%(6)	28.54	%(5)

(0.77)	(0.15)	—	(0.92)	$10.05	(1.80)%		$31,569	1.83%		1.57%		1.85%		2.11%		24.56%
(0.25)	(0.06)	—	(0.31)	$11.15	10.25%		$13,115	2.35%		1.46%		-0.19%		0.70%		33.34%
—	—	—	—	$10.42	4.20	%(5)	$5	3.64	%(6)	1.14	%(6)	-0.87	%(6)	1.63	%(6)	28.54	%(5)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of October 31, 2022, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”) and the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) were each series of the Trust. The High Yield Reinsurance Fund is non-diversified, while the U.S. Hedged Equity Fund and the Diversified Alternatives Fund are diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The U.S. Hedged Equity Fund commenced operations on May 1, 2013. The Diversified Alternatives Fund commenced operations on May 1, 2020. The High Yield Reinsurance Fund and the U.S. Hedged Equity Fund each offer two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Diversified Alternatives Fund offers two classes of shares to investors: Class I shares and Class J shares, with no front-end or back-end sales charges, and no 12b-1 fees. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.

On February 5, 2021, the Diversified Alternatives Fund acquired all of the assets, and assumed all of the liabilities, of the Stone Ridge All Asset Variance Risk Premium Fund (the “All Asset VRP Fund”) pursuant to a Plan of Reorganization approved by the Board of Trustees (the “Board”). Shareholders of the All Asset VRP Fund received Class I shares of the Diversified Alternatives Fund in exchange for their shares of the All Asset VRP Fund. The acquisition was accomplished by a tax-free exchange of 7,277,511 shares of the Diversified Alternatives Fund (valued at $75,727,187) for all 10,496,873 Class I shares of the All Asset VRP Fund.

The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the U.S. Hedged Equity Fund is to seek capital appreciation. The U.S. Hedged Equity Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. securities. The investment objective of the Diversified Alternatives Fund is to seek total return. The Diversified Alternatives Fund pursues its investment objective by generating income from diverse investment strategies that have potential for attractive returns such as reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and bitcoin.

The consolidated financial statements include the account of Stone Ridge Diversified Alternatives Sub Fund Ltd (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Diversified Alternatives Fund. Reference made within this report to schedules of investments, statements of operations or statements of assets and liabilities refer to Consolidated Schedules of Investments, Consolidated Statement of Operations or Consolidated Statement of Assets and Liabilities for the Diversified Alternatives Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of October 31, 2022, the Subsidiary’s net assets were $69,657,391, which represented 15.4% of the Diversified Alternatives Fund’s consolidated net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry loss model pursuant to procedures approved by the Board of Trustees.

The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single-family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Diversified Alternatives Fund’s holdings in private funds are fair valued based on valuations of the Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund -specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, each Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities of October 31, 2022. The following table summarizes the inputs used to value the Funds’ investments as of October 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Europe	$—	$4,191,677	$—	$4,191,677
Global	—	206,207,744	3,163,650	209,371,394
Jamaica	—	15,765,600	—	15,765,600
Japan	—	64,227,061	—	64,227,061
Mexico	—	17,451,229	—	17,451,229
United States(2)	—	1,002,935,750	13,155,197	1,016,090,947
Total Event-Linked Bonds	—	1,310,779,061	16,318,847	1,327,097,908
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	84,417,927	84,417,927
Preference Shares(1)	—	—	154,269,560	154,269,560
Total Quota Shares and Other Reinsurance-Related Securities	—	—	238,687,487	238,687,487
Money Market Funds	2,233,261	—	—	2,233,261

Total Assets	$2,233,261	$1,310,779,061	$255,006,334	$1,568,018,656

U.S. Hedged Equity Fund(3)
Assets
Purchased Options	$510	$250	$—	$760
Money Market Funds	200,230	—	—	200,230
U.S. Treasury Bills	—	29,866,529	—	29,866,529

Total Assets	$200,740	$29,866,779	$—	$30,067,519
Liabilities
Written Options	$243,740	$172,860	$—	$416,600

Total Liabilities	$243,740	$172,860	$—	$416,600

Diversified Alternatives Fund
Assets
Asset-Backed Securities	$—	$—	$35,736,155	$35,736,155
Investment Companies—Open End	198,153,111	—	—	198,153,111
Purchased Options	111,450	—	—	111,450

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Money Market Funds	28,210,382	—	—	28,210,382
U.S. Treasury Bills	—	142,882,727	—	142,882,727
Whole Loans
Consumer Loans(1)	—	—	50,050,633	50,050,633
Student Loans(1)	—	—	99,046	99,046
Total Whole Loans	—	—	50,149,679	50,149,679

Total Assets	$226,474,943	$142,882,727	$85,885,834	$455,243,504
Liabilities
Written Options	$17,658,668	$335,932	$—	$17,994,600

Total Liabilities	$17,658,668	$335,932	$—	$17,994,600
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$1,774,356	$—	$1,774,356
Unrealized depreciation on forward currency contracts	—	(5,117,073)	—	(5,117,073)
Unrealized appreciation on futures contracts	4,877,018	—	—	4,877,018
Unrealized depreciation on futures contracts	(5,975,096)	—	—	(5,975,096)
Unrealized appreciation on swap contracts	—	1,305,171	—	1,305,171

Total	$(1,098,078)	$(2,037,546)	$—	$(3,135,624)

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	Includes Level 3 investment with a value of zero.
(3)

The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the year ended October 31, 2022, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, the reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) was used in determining fair value is not applicable.

*	Other financial instruments are derivatives, such as futures and forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the year ended October 31, 2022:

	HIGH YIELD REINSURANCE FUND			DIVERSIFIED ALTERNATIVES FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	ASSET- BACKED SECURITIES	WHOLE LOAN- CONSUMER LOANS	WHOLE LOAN- STUDENT LOANS
Beginning Balance—November 1, 2021	$6,069,513	$83,949,955	$125,333,720	$12,053,281	$—	$—
Acquisitions	7,000,000	82,395,688	60,082,000	29,612,818	59,511,535	101,912
Dispositions	(5,506,798)	(74,091,231)	—	—	(7,394,625)	(2,481)
Realized gain (loss)	(2,682,831)	996,182	—	—	(25,721)	39
Return of capital	—	(59,030)	(21,705,912)	(3,065,827)	—	—
Change in unrealized appreciation (depreciation)	1,262,636	(8,773,637)	(9,440,248)	(2,864,117)	(2,040,556)	(424)
Net transfers in/(out) of Level 3	10,176,327	—	—	—	—	—
Ending Balance—October 31, 2022	$16,318,847	$84,417,927	$154,269,560	$35,736,155	$50,050,633	$99,046

As of October 31, 2022, the change in unrealized appreciation (depreciation) on Level 3 positions still held in the High Yield Reinsurance Fund was $(11,226,108) for Event-Linked Bonds, $(7,760,046) for Participation Notes, and $(9,440,248) for Preference Shares. As of October 31, 2022, the change in unrealized appreciation (depreciation) on positions still held in the Diversified Alternatives Fund was $(2,864,117) for Asset-Backed Securities, $(2,040,556) for Whole Loan-Consumer Loans and $(424) for Whole Loan-Student Loans.

Unobservable inputs for participation notes and preference shares included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments. The value of asset-backed securities is determined by the forecast performance of alternative lending loans and single-family rental homes in each security’s respective underlying asset pool and the priority the security has with respect to the cash flows of such assets. Because the securities have exposure to the underlying loans and homes, any deterioration of the assets may result in a markdown of fair values.

Whole Loans are valued using a discounted cash flow framework that takes into account the original purchase price, the scheduled loan payments, and forecast losses. The loss forecasts are based on industry and platform historical loan performance, as well as evaluation of the current underwriting environment. Higher expectations of losses, due to factors such as rising delinquencies on a platform’s loans or a deteriorating macroeconomic environment, would result in a markdown of fair values.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2022.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/22	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$56,786,175	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$12.5MM $0.3MM-$7.8MM	$9.5MM $6.0MM

Preference Shares	Financial Services	$139,207,152	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.1MM-$37.1MM $0.0MM-$31.8MM	$11.5MM $14.1MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using indicative bids and have a value equal to $16,318,847 for Event-Linked Bonds, $27,631,752 for Participation Notes and $15,062,408 for Preference Shares.

Diversified Alternatives Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/2022	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Asset-Backed Securities	Financial Services	$35,736,155	Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Severity Discount Rate	0.00%-26.19% 0.00%-31.88% 82.14%-100.00% 7.56%-17.00%	8.72% 7.55% 92.29% 10.37%

Whole Loans—Consumer Loans	Financial Services	$50,050,633	Discounted Cash Flow	Loss-Adjusted Discounted Rate Projected Loss Rate	10.45%-12.11% 16.45%-18.00%	11.06% 17.01%

Whole Loans—Student Loans	Financial Services	$99,046	Discounted Cash Flow	Loss-Adjusted Discounted Rate Projected Loss Rate	6.74%-14.63% 4.21%-29.77%	10.64% 15.68%

Derivative Transactions — The Funds engaged in derivatives for hedging and speculative purposes during the year ended October 31, 2022. The U.S. Hedged Equity Fund and the Diversified Alternatives Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options, forwards, swaps and futures.

Futures Contracts — The Funds may purchase and sell futures contracts. The Diversified Alternatives Fund held futures contracts during the year ended October 31, 2022. The High Yield Reinsurance Fund and Diversified Alternatives Fund use futures contracts to hedge interest rate and foreign exchange rate exposure. The U.S. Hedged Equity Fund uses futures contracts to maintain appropriate equity market exposure. With futures, there is minimal counterparty credit risk to the Funds

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The average notional amount of futures contracts during the year ended October 31, 2022, was as follows:

DIVERSIFIED ALTERNATIVES FUND
Total long futures contracts	$156,469,943
Total short futures contracts	227,724,034

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The Funds write put and call options to earn premium income. The U.S. Hedged Equity Fund and Diversified Alternatives Fund wrote call or put options during the year ended October 31, 2022. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of purchased and written options for the year ended October 31, 2022, were as follows:

	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND
Purchased Options	$736	$2,618,938
Written Options	(20,537)	14,405,151

Swaps — The Diversified Alternatives Fund enters into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Diversified Alternatives Fund uses swaps for both speculative and hedging purposes.

The notional amount of total return swaps held during the year ended October 31, 2022, was $1,342,092 for long contracts and $0 for short contracts.

Forward Currency Contracts — The Diversified Alternatives Fund enters into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the year ended October 31, 2022 was $134,390,500 for long contracts and $160,144,094 for short contracts.

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

		ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund Options
Equity contracts	Investments, at fair value	$760

Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	1,774,356

Futures
Commodity contracts	Net assets—Unrealized appreciation*	3,085,532
Equity contracts	Net assets—Unrealized appreciation*	1,791,486

Options
Commodity contracts	Investments, at fair value	76,250
Equity contracts	Investments, at fair value	35,200

Swap Contracts
Foreign exchange contracts	Unrealized appreciation on swap contracts	1,305,171

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Hedged Equity Fund Written options
Equity contracts	Written options, at fair value	$416,600

Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	5,117,073

Futures
Commodity contracts	Net assets—Unrealized depreciation*	3,608,294
Equity contracts	Net assets—Unrealized depreciation*	1,901,045
Foreign exchange contracts	Net assets—Unrealized depreciation*	465,757

Written options
Commodity contracts	Written options, at fair value	15,212,389
Equity contracts	Written options, at fair value	240,809
Foreign exchange contracts	Written options, at fair value	2,541,402

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2022.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
U.S. Hedged Equity Fund
Equity contracts	$—	$—	$(55,023)	$(3,232,793)	$(3,287,816)

Diversified Alternatives Fund
Commodity contracts	—	(61,079,186)	(8,592,663)	76,268,629	6,596,780
Equity contracts	—	2,891,160	1,097,267	12,779,137	16,767,564
Foreign exchange contracts	(3,383,022)	(31,683,511)	4,522,569	27,553,789	(2,990,175)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	SWAP CONTRACTS	TOTAL
U.S. Hedged Equity Fund
Equity contracts	$—	$—	$(497)	$(93,503)	$—	$(94,000)

Diversified Alternatives Fund
Commodity contracts	—	1,422,181	(68,884)	(2,654,600)	—	(1,301,303)
Equity contracts	—	(373,206)	(47,965)	521,542	—	100,371
Foreign exchange contracts	(2,898,214)	(598,703)	74,235	2,113,504	1,305,171	(4,007)

A reverse repurchase agreement is the sale by a Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a Fund. In such situations, a Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Diversified Alternatives Fund and the U.S. Hedged Equity Fund have elected to treat reverse repurchase agreements and similar financing transactions as derivatives for purposes of Rule 18f-4 under the 1940 Act.

(b) Offsetting on the Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Diversified Alternatives Fund is subject to a netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Diversified Alternatives Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at prearranged exposure levels.

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

High Yield Reinsurance Fund

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Reverse Repurchase Agreements	$15,000,000	$—	$15,000,000	$—	$(15,000,000)	$—
	$15,000,000	$—	$15,000,000	$—	$(15,000,000)	$—

Diversified Alternatives Fund

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$1,774,356	$—	$1,774,356	$(1,774,356)	$—	$—
Purchased Options	111,450	—	111,450	(111,450)	—	—
Swap Contracts	1,305,171	—	1,305,171	(1,305,171)	—	—
	$3,190,977	$—	$3,190,977	$(3,190,977)	$—	$—

LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$5,117,073	$—	$5,117,073	$(1,774,356)	$(3,342,717)	$—
	$5,117,073	$—	$5,117,073	$(1,774,356)	$(3,342,717)	$—

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes. The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Reverse Repurchase Agreements. The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by the Diversified Alternatives Fund or the U.S. Hedged Equity Fund for purposes of each Fund’s fundamental investment restriction on borrowings because each Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives for purposes of Rule 18f-4 under the 1940 Act.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

High Yield Reinsurance Fund

REVERSE REPURCHASE AGREEMENTS	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Event Linked Bonds	$—	$15,000,000	$—	$—	$15,000,000
Total	$—	$15,000,000	$—	$—	$15,000,000

(g) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the High Yield Reinsurance Fund or the Diversified Alternatives Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the High Yield Reinsurance Fund or the Diversified Alternatives Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The High Yield Reinsurance Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The High Yield Reinsurance Fund or the Diversified Alternatives Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(h) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

(i) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The High Yield Reinsurance Fund or the Diversified Alternatives Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. During the year ended October 31, 2022, the Funds had no exposure to ILW Notes.

(j) Alternative Lending. Alternative lending, which is sometimes referred to as peer-to-peer lending, online lending or marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional debt financing done through a bank. There are several different models of alternative lending but, very generally, a platform typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. Prospective borrowers are usually required to provide or give access to certain financial information to the platform, such as the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status, and, in the case of small business loans, business financial statements and personal credit information regarding any guarantor, some of which information is made available to prospective lenders. Often, platforms charge fees to borrowers to cover these screening and administrative costs. Based on this and other relevant supplemental information, the platform usually assigns its own credit rating to the borrower and sets the interest rate for the requested borrowing. Platforms then post the borrowing requests online and investors may choose among the loans, based on the interest rates the loans are expected to yield less any servicing or origination fees charged by the platform or others involved in the lending arrangement, the background data provided on the borrowers, and the credit rating assigned by the platform. In some cases, a platform partners with a bank to originate a loan to a borrower, after which the bank sells the loan to the platform or directly to the investor; alternatively, some platforms may originate loans themselves. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. Other alternative lending platforms are non-traditional intermediaries. Unlike marketplace lenders, non-traditional intermediaries do not themselves (either alone or working with a bank) originate loans. Instead, they intermediate sales of loans originated by more traditional lenders to buyers that utilize alternative sources of capital (i.e., capital other than bank deposits). Platforms may set minimum eligibility standards for borrowers to participate in alternative lending arrangements and may limit the maximum permitted borrowings. Depending on the purpose and nature of the loan, its term may, for example, be as short as six months or shorter, or as long as thirty years or longer. Set forth below is additional information about some of the Fund’s alternative lending-related investments.

(k) Whole Loans. When the Diversified Alternatives Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Diversified Alternatives Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Diversified Alternatives Fund may invest may be secured or unsecured. Cash segregated for the purchase of whole loans, if any, is located in Deposits for Issuing Loans on the Consolidated Statement of Assets and Liabilities. As of October 31, 2022, there was no cash segregated for the purchase of whole loans.

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

(l) Loan Participations. The Diversified Alternatives Fund may invest in participation interests in whole loans, which are typically originated by an alternative lending platform in partnership with a bank. When the Fund invests in participation interests, the Diversified Alternatives Fund typically purchases a fractional or full economic interest in the underlying whole loans and the originating bank retains the legal title to such loans. As with the Diversified Alternatives Fund’s investments in whole loans, the alternative lending platform or a third party servicer typically continues to service the loans, collecting payments and distributing them to investors in the loan participations, less any servicing fees assessed against the Diversified Alternatives Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. The servicing entity may distribute payments of principal and interest from the borrower directly to the Fund as a holder of participation interests. Alternatively, the Diversified Alternatives Fund may receive payments of principal and interest as passed through by the bank originating the whole loans and issuing the participation interests.

(m) Pass-Through Certificates. The Diversified Alternatives Fund may invest in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more alternative lending platforms and that represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto.

(n) Asset-Backed Securities. The Diversified Alternatives Fund may invest in, and sells certain of its alternative lending-related investments to, securitization vehicles, formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities, the payments on which are funded by payments received on such entities’ underlying investments. Such asset-backed securities, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Diversified Alternatives Fund may hold any tranche of such asset-backed securities. The volume and frequency of the Diversified Alternatives Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.

(o) Shares, Certificates, Notes or Other Securities. The Diversified Alternatives Fund may invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans. The platform or a separate special purpose entity organized by or on behalf of the platform may hold the whole loans underlying such investments on its books and issue to the Diversified Alternatives Fund, as an investor, a share, certificate, note or other security, the payments on which track and depend upon the borrower payments on the underlying loans. As with whole loans, the platforms or third-party servicers typically continue to service the underlying loans on which the performance of such securities is based. Such securities may be linked to any of the types of whole loans in which the Diversified Alternative Fund may invest directly. Such securities may also track fractions of a whole loan. These securities may be sold through publicly registered offerings or through unregistered private offerings.

(p) Equity Securities. The Diversified Alternatives Fund may invest directly or indirectly in equity securities of both non-U.S. and U.S. small and mid-cap companies.

(q) Debt Securities. The Diversified Alternatives Fund may have exposure to the debt securities of U.S. or non-U.S. issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Adviser to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). The Diversified Alternatives Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities market. Similarly, the Diversified Alternatives Fund has no limits as to the market capitalization range of the issuers.

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

(r) Distributions to Shareholders. The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(s) Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The High Yield Reinsurance Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the High Yield Reinsurance Fund will normally invest a significant amount of its assets in non-U.S. entities. Accordingly, the High Yield Reinsurance Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the High Yield Reinsurance Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The High Yield Reinsurance Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, and ILW Notes that provide the High Yield Reinsurance Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the High Yield Reinsurance Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the High Yield Reinsurance Fund’s assets.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(t) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(u) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(v) Restricted Securities. The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(w) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(x) Rule 18f-4. The SEC adopted new regulations under the 1940 Act governing the use of derivatives and certain related instruments by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The High Yield Reinsurance Fund qualifies as a “limited derivatives user” as defined under Rule 18f-4 and as such, has adopted policies and procedures reasonably designed to manage such fund’s derivatives risk to ensure the Fund’s derivatives exposure remains limited. As required by Rule 18f-4, the U.S. Hedged Equity Fund and the Diversified Alternatives Fund each have adopted and implemented a derivatives risk management program to govern their use of derivatives and appointed a derivatives risk manager. The derivatives risk manager is appointed by the Board and conducts periodic reviews of the derivatives risk management program and reports findings back to the Board. Rule 18f-4 restricts each Fund’s ability to engage in certain derivatives transactions and may increase the costs related to the Fund’s use of such derivatives transactions, which could adversely affect the value or performance of a Fund. In addition, each of the Diversified Alternatives Fund and the U.S. Hedged Equity Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives subject for purposes of Rule 18f-4.

(y) New Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management has actively worked with other financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.

(z) COVID-19. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. Such impacts present material uncertainty and risk with respect to the Funds’ investment performance and financial results.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

For the year ended October 31, 2022, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$—	$—
U.S. Hedged Equity Fund	—	—
Diversified Alternatives Fund	(5,723,959)	5,723,959

These differences primarily relate to investments in controlled foreign corporations.

	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND
Tax cost of investments	$1,797,476,526	$30,350,804	$481,971,258
Unrealized appreciation	7,212,605	—	3,206,504
Unrealized depreciation	(236,672,913)	(282,719)	(43,655,518)

Net unrealized appreciation (depreciation)	(229,460,308)	(282,719)	(40,449,014)
Undistributed ordinary income	12,600,379	81,536	4,488,274
Undistributed long-term gain (capital loss carryover)	(107,450,031)	(3,384,909)	(53,341,879)

Distributable earnings	(94,849,652)	(3,303,373)	(48,853,605)
Other accumulated earnings (loss)	12,238,399	—	1,383,101

Total accumulated gain (loss)	$(312,071,561)	$(3,586,092)	$(87,919,518)

The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to mark-to-market adjustments of passive foreign investment companies, basis adjustments on investments in controlled foreign corporations and subsidiaries, deferral of wash sales losses, and differences in amortization of interest income between book and tax.

The tax character of distributions paid during the period ended October 31, 2022 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$64,138,892	$—	$—	$64,138,892
U.S. Hedged Equity Fund	1,051,269	978,765	—	2,030,034
Diversified Alternatives Fund	15,355,242	2,954,443	—	18,309,685

Each of the Funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended October 31, 2022.

The tax character of distributions paid during the period ended October 31, 2021 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$60,490,800	$—	$—	$60,490,800
U.S. Hedged Equity Fund	816,245	—	—	816,245
Diversified Alternatives Fund	825,885	—	—	825,885

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

As of October 31, 2022 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT- TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(6,531,561)	$(100,918,470)	$(107,450,031)
U.S. Hedged Equity Fund	(1,359,476)	(2,025,433)	(3,384,909)
Diversified Alternatives Fund(1)	(44,282,971)	(14,067,574)	(58,350,545)

(1)

Tax basis short-term capital losses of $(44,282,971) and long-term capital losses of $(14,067,574) were transferred from the All Asset VRP Fund to the Diversified Alternatives Fund as a result of the acquisition of the former by the latter on February 5, 2021. Utilization of these losses is subject to limitation under IRC Section 382.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2022, or for any other tax years which are open for exam. As of October 31, 2022, open tax years include the periods ended October 31, 2020, 2021 and 2022. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the U.S. Hedged Equity Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 0.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the Diversified Alternatives Fund a fee, computed daily and paid monthly in arrears, at the annual rate of (i) 0.00% of the Fund’s average daily net assets invested in any other fund advised by the Adviser and (ii) 1.50% of the Fund’s average daily net assets invested in other investments.

Through February 28, 2023 for the High Yield Reinsurance Fund and the U.S. Hedged Equity Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Funds or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business collectively, the (“Excluded Expenses”) solely to the extent necessary to limit the Funds’ total annual fund operating expenses, other than the Excluded Expenses, to 1.70% for Class I shares and 1.85% for Class M shares of the High Yield Reinsurance Fund (prior to March 1, 2022, 1.65% for Class I shares and 1.80% for class M shares), and 0.50% for the Class I shares and 0.65 % for the Class M shares of the U.S. Hedged Equity Fund. Through February 28, 2023 for the Diversified Alternatives Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Diversified Alternatives Expenses”)) solely to the extent necessary to limit the Diversified Alternatives Fund’s total annual fund operating expenses, other than Excluded Diversified Alternatives Expenses, to 0.40% for the Class I and Class J shares of the Diversified Alternatives Fund (prior to January 22, 2021, 0.55% for the Class J shares, previously Class M shares, of the Diversified Alternatives Fund). With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of October 31, 2022, the remaining amount of waived fees subject to be recouped in future years are as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2023)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2024)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2025)
High Yield Reinsurance Fund	$480,007	$563,960	$343,464
U.S. Hedged Equity Fund	644,618	384,371	375,766
Diversified Alternatives Fund	287,870	1,388,393	1,046,965

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

5. Distribution and Service Arrangements

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which may include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the relevant Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services, and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the relevant Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.

For the High Yield Reinsurance Fund and the U.S. Hedged Equity Fund, intermediary fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Fund with respect to its Class M shares, at the maximum annual rate of 0.15% of each Fund’s average daily net assets attributable to Class M. These fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts are reimbursed to the Fund. The Distributor does not retain any portion of the Rule 12b-1 fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of each Fund will bear such expenses. For Class I shares of each Fund, the Adviser pays all intermediary fees.

For the Diversified Alternatives Fund, intermediary fees may be paid out of the Fund’s Class J shares’ assets on an ongoing basis. Because these intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges. For Class J shares, the Adviser pays a portion of the intermediary fees, and the Class J shares bear the remainder. For

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

Class I shares, the Adviser pays all intermediary fees. For the year ended October 31, 2022, intermediary fees of $78,945 were paid by Class J shares.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the year ended October 31, 2022, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	U.S. HEDGED EQUITY FUND	DIVERSIFIED ALTERNATIVES FUND
Purchases	$736,945,639	$—	$247,618,814
Sales	400,538,878	—	56,897,106
U.S. Government Security Purchases	—	—	—
U.S. Government Security Sales	—	—	—

8. Capital Share Transactions

HIGH YIELD REINSURANCE FUND - CLASS I	YEAR ENDED OCTOBER 31, 2022	YEAR ENDED OCTOBER 31, 2021
Shares sold	80,073,730	76,480,738
Shares issued to holders in reinvestment of dividends	3,820,392	3,458,347
Shares redeemed	(49,108,633)	(34,496,558)
Net increase in shares	34,785,489	45,442,527
Shares outstanding:
Beginning of year	140,878,629	95,436,102
End of year	175,664,118	140,878,629

HIGH YIELD REINSURANCE FUND - CLASS M
Shares sold	4,741,692	7,572,208
Shares issued to holders in reinvestment of dividends	580,109	589,564
Shares redeemed	(6,160,269)	(3,869,437)
Net increase (decrease) in shares	(838,468)	4,292,335
Shares outstanding:
Beginning of year	16,461,267	12,168,932
End of year	15,622,799	16,461,267

U.S. HEDGED EQUITY FUND - CLASS I
Shares sold	185,877	695,181
Shares issued to holders in reinvestment of dividends	97,796	53,768
Shares redeemed	(979,443)	(2,755,909)
Net decrease in shares	(695,770)	(2,006,960)
Shares outstanding:
Beginning of year	3,111,830	5,118,790
End of year	2,416,060	3,111,830

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

U.S. HEDGED EQUITY FUND - CLASS M
Shares sold	100,475	3,707
Shares issued to holders in reinvestment of dividends	11,692	4,338
Shares redeemed	(105,807)	(26,258)
Net increase (decrease) in shares	6,360	(18,213)
Shares outstanding:
Beginning of year	234,229	252,442
End of year	240,589	234,229

DIVERSIFIED ALTERNATIVES FUND - CLASS I
Shares sold	30,712,516	11,900,940
Shares sold in connection with acquisition(1)	—	7,277,511
Shares issued to holders in reinvestment of dividends	1,457,004	77,113
Shares redeemed	(8,616,572)	(3,204,044)
Net increase in shares	23,552,948	16,051,520
Shares outstanding:
Beginning of year	17,995,651	1,944,131
End of year	41,548,599	17,995,651

DIVERSIFIED ALTERNATIVES FUND—CLASS J	YEAR ENDED OCTOBER 31, 2022	YEAR ENDED OCTOBER 31, 2021
Shares sold	2,318,941	1,185,543
Shares issued to holders in reinvestment of dividends	94,234	29
Shares redeemed	(447,584)	(10,371)
Net increase in shares	1,965,591	1,175,201
Shares outstanding:
Beginning of year	1,175,701	500
End of year	3,141,292	1,175,701

(1)	On February 5, 2021, the Diversified Alternatives Fund acquired the All Asset VRP Fund. See Note 1.

9. Transactions with Affiliate

The following issuers may be deemed to be affiliated with the Funds during the year ended October 31, 2022. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

DIVERSIFIED ALTERNATIVES FUND (1)
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM—CLASS I
November 1, 2021 Balance
Shares	12,171,767
Cost	$110,858,686
Additions
Shares	17,907,983
Cost	$158,434,405
Reductions
Shares	5,586,163
Cost	$50,868,117
October 31, 2022 Balance
Shares	24,493,586
Cost	$218,424,974
Value	$198,153,111
Dividend Income	$6,839,156
Realized Gain/(Loss)	$(1,368,117)
Change in Unrealized Appreciation	$(19,080,795)

(1)	The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund.

Stone Ridge Funds	Annual Report	October 31, 2022

Notes to Financial Statements	October 31, 2022

10. Financing Facility

The High Yield Reinsurance Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdraw capacity is $125,000,000. Through the year ended October 31, 2022, the High Yield Reinsurance Fund’s maximum borrowing was $65,100,000 and average borrowing was $13,374,182. This borrowing resulted in interest expenses of $403,093 at a weighted average interest rate of 3.01% and is included in the High Yield Reinsurance Fund’s Statement of Operations. As of October 31, 2022, the High Yield Reinsurance Fund had an outstanding balance of $17,000,000.

The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds share a $75,000,000 umbrella line of credit in the form of an unsecured loan agreement which is effective November 28, 2017 through October 21, 2023. With respect to the High Yield Reinsurance Fund and the Diversified Alternatives Fund, the maximum withdrawal capacity for each Fund is 33.33% of the net market value of the assets of such Fund (not to exceed $75,000,000 outstanding across all Funds). With respect to the U.S. Hedged Equity Fund, the maximum withdrawal capacity is the lesser of (a) 33.33% of the net market value of the assets of such Fund and (b) 20% of the gross market value of the assets of such Fund (not to exceed $75,000,000 outstanding across all Funds).

During the year ended October 31, 2022, the U.S. Hedged Equity Fund’s maximum borrowing was $1,060,000 and average borrowing was $678,333. This borrowing resulted in interest expenses of $249 at a weighted average interest rate of 2.32%. These amounts are included in other expenses on the U.S. Hedged Equity Fund’s Statement of Operations. As of October 31, 2022, the Fund did not have an outstanding loan balance.

11. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Annual Report	October 31, 2022

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Stone Ridge High Yield Reinsurance Risk Premium Fund, Stone Ridge U.S. Hedged Equity Fund and Stone Ridge Diversified Alternatives Fund of Stone Ridge Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated for Stone Ridge Diversified Alternatives Fund) of Stone Ridge Trust (the “Trust”) (comprising Stone Ridge High Yield Reinsurance Risk Premium Fund, Stone Ridge U.S. Hedged Equity Fund and Stone Ridge Diversified Alternatives Fund (collectively referred to as the “Funds”)), including the schedules of investments (consolidated for Stone Ridge Diversified Alternatives Fund), as of October 31, 2022, and the related statements of operations (consolidated for Stone Ridge Diversified Alternatives Fund), cash flows (for Stone Ridge High Yield Reinsurance Risk Premium Fund and consolidated for Stone Ridge Diversified Alternatives Fund), and changes in net assets (consolidated for Stone Ridge Diversified Alternatives Fund), and the financial highlights (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated for Stone Ridge Diversified Alternatives Fund) of each of the Funds comprising the Trust at October 31, 2022, the results of their operations (consolidated for Stone Ridge Diversified Alternatives Fund), cash flows (for the Stone Ridge High Yield Reinsurance Fund and consolidated for Stone Ridge Diversified Alternatives Fund), changes in net assets (consolidated for Stone Ridge Diversified Alternatives Fund) and financial highlights (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

INDIVIDUAL FUND CONSTITUTING THE STONE RIDGE TRUST	STATEMENTS OF OPERATIONS AND CASH FLOWS	STATEMENTS OF CHANGES IN NET ASSETS	FINANCIAL HIGHLIGHTS
Stone Ridge High Yield Reinsurance Risk Premium Fund	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the five years in the period ended October 31, 2022

INDIVIDUAL FUND CONSTITUTING THE STONE RIDGE TRUST	STATEMENT OF OPERATIONS	STATEMENTS OF CHANGES IN NET ASSETS	FINANCIAL HIGHLIGHTS
Stone Ridge U.S. Hedged Equity Fund	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the five years in the period ended October 31, 2022

INDIVIDUAL FUND CONSTITUTING THE STONE RIDGE TRUST	CONSOLIDATED STATEMENTS OF OPERATIONS AND CASH FLOWS	CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	CONSOLIDATED FINANCIAL HIGHLIGHTS
Stone Ridge Diversified Alternatives Fund	For the year ended October 31, 2022	For each of the two years in the period ended October 31, 2022	For each of the two years in the period ended October 31, 2022 and the period from May 1, 2020 (commencement of operations) through October 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Stone Ridge Funds	Annual Report	October 31, 2022

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Stone Ridge investment companies since 2013.

Minneapolis, Minnesota

December 29, 2022

Stone Ridge Funds	Annual Report	October 31, 2022

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds (each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 through October 31, 2022.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2022	ENDING ACCOUNT VALUE OCTOBER 31, 2022	EXPENSES PAID DURING PERIOD* MAY 1, 2022 – OCTOBER 31, 2022
Actual	$1,000.00	$927.80	$8.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.74	$9.05

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.78%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2022	ENDING ACCOUNT VALUE OCTOBER 31, 2022	EXPENSES PAID DURING PERIOD* MAY 1, 2022 – OCTOBER 31, 2022
Actual	$1,000.00	$926.30	$9.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.28	$9.49

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2022

Expense Examples (Unaudited)

Stone Ridge U.S. Hedged Equity Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2022	ENDING ACCOUNT VALUE OCTOBER 31, 2022	EXPENSES PAID DURING PERIOD* MAY 1, 2022 – OCTOBER 31, 2022
Actual	$1,000.00	$967.00	$2.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.68	$2.59

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Hedged Equity Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2022	ENDING ACCOUNT VALUE OCTOBER 31, 2022	EXPENSES PAID DURING PERIOD* MAY 1, 2022 – OCTOBER 31, 2022
Actual	$1,000.00	$966.60	$2.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.23	$3.05

966.60

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2022	ENDING ACCOUNT VALUE OCTOBER 31, 2022	EXPENSES PAID DURING PERIOD* MAY 1, 2022 – OCTOBER 31, 2022
Actual	$1,000.00	$979.70	$6.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.47	$6.79

979.70

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class J

	BEGINNING ACCOUNT VALUE MAY 1, 2022	ENDING ACCOUNT VALUE OCTOBER 31, 2022	EXPENSES PAID DURING PERIOD* MAY 1, 2022 – OCTOBER 31, 2022
Actual	$1,000.00	$977.60	$8.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$8.32

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2022

Additional Information (Unaudited)

1. Board Approval of the Continuation of the Investment Management Agreements

Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds a meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.

At a meeting held via videoconference on October 25, 2022 in accordance with the U.S. Securities and Exchange Commission’s order extending no-action relief from the requirements in Sections 15(c) and 32(a) of the 1940 Act and Rules 12b-1(b)(2) and 15a-4(b)(2)(ii) that votes of the Board be cast at a meeting held in-person, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of each of the investment management agreements (the “Existing Agreements”) between the Adviser and the Trust on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”), Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”) and Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund” and collectively with High Yield Reinsurance Fund and the U.S. Hedge Equity Fund, the “Funds”). Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the Existing Agreements. In evaluating each Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreements.

The Board’s consideration of each Existing Agreement included but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each Fund; and (4) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the Funds. In determining whether to approve the continuation of the Existing Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including management of each Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the Funds’ investment programs in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, proprietary software, technology and personnel needed to implement each Fund’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities.

The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Funds. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to each Fund under the applicable Existing Agreement and analyzed the Adviser’s ongoing ability to service the Funds through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreements.

In considering the investment performance of the Funds and the Adviser, the Board reviewed information provided by the Adviser relating to each Fund’s performance together with the performance of each Fund’s corresponding indices. For each Fund, the Board considered the performance information for the one-month, three-month, six-month, one-year, three-year and five-year periods ended August 31, 2022 as well as for the period ended August 31, 2022 since each Fund’s inception. The Board also reviewed performance information for funds within Morningstar categories of U.S. fund

Stone Ridge Funds	Annual Report	October 31, 2022

Additional Information (Unaudited)

options trading strategies (for the U.S. Hedged Equity Fund), U.S. non-traditional bond fund strategies and U.S. fund miscellaneous strategies (for the High Yield Reinsurance Fund) and U.S. fund multi-strategies (for the Diversified Alternatives Fund), in each case, with specified characteristics and within a specified size range relative to the Funds, as determined by the Adviser in consultation with the Funds’ third-party administrator (the “peer groups”). The Board considered the performance information for any comparable registered investment funds managed by the Adviser. The Board also considered the Adviser’s explanation that it does not manage any other accounts with strategies similar to those of the Funds and that there are very few, if any, funds that follow investment strategies similar to those of the Funds due to the unique nature of the Funds’ investment strategies among registered funds, thus making it difficult to identify appropriate peer groups for the Funds and that the peer groups identified were based on an assessment of how the Adviser and the Funds’ third-party administrator believed Morningstar would likely categorize the Funds. The Board, including the Independent Trustees, concluded that each Fund’s performance in light of all relevant factors supported the renewal of the Existing Agreement relating to that Fund.

In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each Fund, the Board considered the fees paid under each Existing Agreement, the expense ratio for each Fund and any contractual expense limitation undertaken by the Adviser. In considering the appropriateness of the management fees, expense ratios and expense limitations applicable to the Funds, the Board also compared this data against the corresponding information for the funds in the applicable peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreements. The Board also noted that the Adviser may receive reputational benefits from its relationships with the Funds. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the management fee arrangements applicable to each of the Funds pursuant to the Existing Agreements were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationships with the Funds supported the continuation of the Existing Agreements.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Funds grow and whether the Funds’ fee levels reflect such economies of scale, such as through breakpoints in their investment management fees or through expense waiver and/or limitation agreements. The Board noted the Adviser’s views regarding its ability to achieve economies of scale in respect of the different asset classes represented by the Funds’ investment programs. In addition, the Board noted that each of the Funds was subject to a contractual expense limitation agreement. The Board noted that the Adviser generally sets the expense limitations for the Funds, if any, at levels that it believes reflect market levels for the services provided to, and expenses borne by, the Funds. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Funds supported the continuation of the Existing Agreements.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of each of the Existing Agreements was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that each of the Existing Agreements should be continued for a one-year period.

Stone Ridge Funds	Annual Report	October 31, 2022

Additional Information (Unaudited)

2. Disclosure Regarding Fund Trustees and Officers

Independent Trustees(1)
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (1965)	Trustee	since 2013	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	50	None.

Daniel Charney (1970)	Trustee	since 2013	Co-President, Cowen and Company, Cowen Inc. (financial services firm) since 2012	50	None.

Interested Trustee
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Ross Stevens(4) (1969)	Trustee, Chairman	since 2013	Founder and Chief Executive Officer of Stone Ridge since 2012	50	None.

(1)	Information as of October 31, 2022.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)

The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Residential Real Estate Income Fund I, Inc., Stone Ridge Longevity Risk Premium Fixed Income Master Trust 2045 and trusts that invest substantially all of their assets in a series of Stone Ridge Longevity Risk Premium Fixed Income Master Trust 2045, other investment companies managed by the Adviser.

(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at 1.855.609.3680.

Stone Ridge Funds	Annual Report	October 31, 2022

Additional Information (Unaudited)

Officers of the Trust
NAME (YEAR OF BIRTH) AND ADDRESS(1)(2)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(3)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2013	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer of the Adviser, since 2012.

Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.

Anthony Zuco (1975)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2018	Supervising Fund Controller at the Adviser, since 2015.

Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.

Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018; prior to that Treasury Manager at Eton Park Capital Management (investment advisory firm).

Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.

(1)	Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(2)	Each of the officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.
(3)	The term of office of each officer is indefinite.

3. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2022 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	0.00%
Diversified Alternatives Fund	0.00%

Stone Ridge Funds	Annual Report	October 31, 2022

Additional Information (Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	100.00%
Diversified Alternatives Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
U.S. Hedged Equity Fund	3.69%
Diversified Alternatives Fund	6.03%

Shareholders should not use the above information to prepare their tax returns. Since the Funds’ fiscal year is not the calendar year, another notification is available with respect to calendar year 2022. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholder year-end tax reporting in February 2023. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

4. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.

5. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

6. Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From November 1, 2021, through October 31, 2022, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Stone Ridge Funds	Annual Report	October 31, 2022

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

700 Nicollet Mall, Suite 500

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodians

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Millennium Trust Company, LLC

2001 Spring Road #700

Oak Brook, IL 60523

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQANNU

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) - (d) The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and all other fees by the principal accountant. “Audit fees” includes amounts related to an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” covers the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not covered under “audit fees,” including review of the Fund’s prospectus. “Tax fees” covers the professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the Funds’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” covers the aggregate fees for products and services provided by the principal accountant, other than the services reported in the foregoing three categories.

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$314,250	$282,438
Audit-Related Fees	$71,550	$75,000
Tax Fees	$117,750*	$96,400
All Other Fees	$0	$0

*	$19,600 consists of fees related to Stone Ridge Bitcoin Strategy Fund, which was liquidated on October 21, 2022.

(e)(1) To the extent required by applicable law, pre-approval by the audit committee is needed for all audit and permissible non-audit services rendered to the registrant and all permissible non-audit services rendered to Stone Ridge Asset Management LLC (the “Adviser”) or to various entities either controlling, controlled by, or under common control with the Adviser that provide ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. Pre-approval is currently on an engagement-by-engagement basis.

1

(e)(2) The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits waiver of pre-approval, if certain conditions are satisfied) were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	$117,750*	$96,400
Registrant’s Investment Adviser	$133,892	$172,900

*	$19,600 consists of fees related to Stone Ridge Bitcoin Strategy Fund, which was liquidated on October 21, 2022.

(h) The audit committee of the board of trustees has considered whether the provision of any non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

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Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

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(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and
Principal Executive Officer

Date 1/9/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and
Principal Executive Officer

Date 1/9/23

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief
Financial Officer and Chief Accounting Officer

Date 1/9/23

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